UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report
August 31, 2018
Destinations Large Cap Equity Fund
         Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund
         Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund
         Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund
         Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Real Assets Fund
         Class / Ticker : I / DRAFX, Z / DRAZX
Destinations Core Fixed Income Fund
         Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund
         Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund
         Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund
         Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund
         Class / Ticker : I / DMSFX, Z / DMSZX
www.destinationfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2018. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions, and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Jason B. Moore
President, Brinker Capital Destinations Trust
August 31, 2018
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Fund Expenses (unaudited)

Example
All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested on March 1, 2018 and held for the six months ended August 31, 2018.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return(3)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(4)	Expense Paid During the Period(5)
Destinations Large Cap Equity Fund – Class I	6.49%	$1,000.00	$1,064.90	0.86%	$4.48
Destinations Large Cap Equity Fund – Class Z(2)	2.70%	1,000.00	1,027.00	0.71%	0.93
Destinations Small-Mid Cap Equity Fund – Class I	16.21%	1,000.00	1,162.11	1.04%	5.67
Destinations Small-Mid Cap Equity Fund – Class Z(2)	5.20%	1,000.00	1,052.00	0.89%	1.18
Destinations International Equity Fund – Class I	(2.22)%	1,000.00	977.76	1.19%	5.93
Destinations International Equity Fund – Class Z(2)	0.00%	1,000.00	1,000.00	1.04%	1.34
Destinations Equity Income Fund – Class I	4.79%	1,000.00	1,047.89	0.90%	4.65
Destinations Equity Income Fund – Class Z(2)	1.90%	1,000.00	1,019.00	0.75%	0.97
Destinations Real Assets Fund – Class I	3.02%	1,000.00	1,030.20	1.21%	6.19
Destinations Real Assets Fund – Class Z(2)	(6.80)%	1,000.00	932.00	1.06%	1.32
Destinations Core Fixed Income Fund – Class I	0.90%	1,000.00	1,008.95	0.83%	4.20
Destinations Core Fixed Income Fund – Class Z(2)	0.30%	1,000.00	1,003.00	0.68%	0.88
Destinations Low Duration Fixed Income Fund – Class I	1.50%	1,000.00	1,015.00	0.96%	4.88
Destinations Low Duration Fixed Income Fund – Class Z(2)	0.60%	1,000.00	1,006.00	0.81%	1.05
Destinations Global Fixed Income Opportunities Fund – Class I	0.93%	1,000.00	1,009.30	1.00%	5.06
Destinations Global Fixed Income Opportunities Fund – Class Z(2)	0.50%	1,000.00	1,005.00	0.85%	1.10
Destinations Municipal Fixed Income Fund – Class I	1.03%	1,000.00	1,010.30	0.79%	4.00
Destinations Municipal Fixed Income Fund – Class Z(2)	0.10%	1,000.00	1,001.00	0.64%	0.82
Destinations Multi Strategy Alternatives Fund – Class I	1.89%	1,000.00	1,018.88	1.33%	6.77
Destinations Multi Strategy Alternatives Fund – Class Z(2)	0.60%	1,000.00	1,006.00	1.18%	1.52

(1)
For the six months ended August 31, 2018.

(2)
For the period from Class Z inception (July 16, 2018) through the period ended August 31, 2018.

(3)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)
Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from expense ratios in the Financial Highlights.

(5)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and 47 days for Class Z) in the most recent period, then divided by 365.

Fund Expenses (unaudited) (concluded)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Based on Hypothetical Total Return(1)
Fund	Hypothethical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Destinations Large Cap Equity Fund – Class I	5.00%	$1,000.00	$1,020.87	0.86%	$4.38
Destinations Large Cap Equity Fund – Class Z(2)	5.00%	1,000.00	1,024.05	0.71%	0.92
Destinations Small-Mid Cap Equity Fund – Class I	5.00%	1,000.00	1,019.96	1.04%	5.30
Destinations Small-Mid Cap Equity Fund – Class Z(2)	5.00%	1,000.00	1,022.89	0.89%	1.16
Destinations International Equity Fund – Class I	5.00%	1,000.00	1,019.21	1.19%	6.06
Destinations International Equity Fund – Class Z(2)	5.00%	1,000.00	1,022.63	1.04%	1.35
Destinations Equity Income Fund – Class I	5.00%	1,000.00	1,020.67	0.90%	4.58
Destinations Equity Income Fund – Class Z(2)	5.00%	1,000.00	1,024.05	0.75%	0.98
Destinations Real Assets Fund – Class I	5.00%	1,000.00	1,019.11	1.21%	6.16
Destinations Real Assets Fund – Class Z(2)	5.00%	1,000.00	1,022.74	1.06%	1.38
Destinations Core Fixed Income Fund – Class I	5.00%	1,000.00	1,021.02	0.83%	4.23
Destinations Core Fixed Income Fund – Class Z(2)	5.00%	1,000.00	1,024.05	0.68%	0.89
Destinations Low Duration Fixed Income Fund – Class I	5.00%	1,000.00	1,020.37	0.96%	4.89
Destinations Low Duration Fixed Income Fund – Class Z(2)	5.00%	1,000.00	1,024.05	0.81%	1.05
Destinations Global Fixed Income Opportunities Fund – Class I	5.00%	1,000.00	1,020.16	1.00%	5.09
Destinations Global Fixed Income Opportunities Fund – Class Z(2)	5.00%	1,000.00	1,022.89	0.85%	1.11
Destinations Municipal Fixed Income Fund – Class I	5.00%	1,000.00	1,021.22	0.79%	4.02
Destinations Municipal Fixed Income Fund – Class Z(2)	5.00%	1,000.00	1,024.05	0.64%	0.83
Destinations Multi Strategy Alternatives Fund – Class I	5.00%	1,000.00	1,018.50	1.33%	6.77
Destinations Multi Strategy Alternatives Fund – Class Z(2)	5.00%	1,000.00	1,021.58	1.18%	1.53

(1)
For the six months ended August 31, 2018.

(2)
For the period from Class Z inception (July 16, 2018) through the period ended August 31, 2018.

(3)
Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from net expense ratios in the Financial Highlights.

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and 47 days for Class Z) in the period, then divided by 365 (to reflect the period).

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund

Face Amount	Security	Value
CORPORATE BOND & NOTE – 0.0%
Consumer Cyclical – 0.0%
$513,579	Caesars Entertainment Corp., Senior Unsecured Notes, 5.000% due 10/1/24	$837,442
	TOTAL CORPORATE BOND & NOTE (Cost – $825,628)	837,442
Shares/Units
COMMON STOCKS – 97.6%
BASIC MATERIALS – 1.7%
Chemicals – 1.4%
7,233	Air Products & Chemicals Inc.	1,202,776
3,579	Albemarle Corp.	341,866
7,742	CF Industries Holdings Inc.	402,197
502,826	DowDuPont Inc.	35,263,187
16,966	Eastman Chemical Co.	1,646,211
4,390	FMC Corp.	375,125
2,751	International Flavors & Fragrances Inc.	358,428
21,329	LyondellBasell Industries NV, Class A Shares	2,405,485
11,342	Mosaic Co	354,664
8,207	PPG Industries Inc.	907,202
9,474	Praxair Inc.	1,498,692
2,715	Sherwin-Williams Co.	1,236,900
	Total Chemicals	45,992,733
Forest Products & Paper – 0.0%
13,619	International Paper Co.	696,476
Iron/Steel – 0.1%
29,593	Nucor Corp.	1,849,562
Mining – 0.2%
311,653	Freeport-McMoRan Inc.	4,378,725
17,481	Newmont Mining Corp.	542,435
	Total Mining	4,921,160
	TOTAL BASIC MATERIALS	53,459,931
COMMUNICATIONS – 16.9%
Advertising – 0.0%
12,456	Interpublic Group of Cos., Inc.	290,847
7,502	Omnicom Group Inc.	520,039
	Total Advertising	810,886
Internet – 12.0%
157,440	Alibaba Group Holding Ltd., ADR*	27,553,574
25,672	Alphabet Inc., Class A Shares*	31,622,770
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
30,540	Alphabet Inc., Class C Shares*	$37,203,522
57,703	Amazon.com Inc.*	116,139,405
12,487	Baidu Inc., ADR*	2,828,056
18,156	Booking Holdings Inc.*	35,432,342
196,498	Ctrip.com International Ltd., ADR*	7,692,896
30,468	eBay Inc.*	1,054,498
3,982	Expedia Group Inc.	519,651
2,030	F5 Networks Inc.*	383,914
348,798	Facebook Inc., Class A Shares*	61,294,273
120,730	JD.com Inc., ADR*	3,778,849
29,729	MercadoLibre Inc.	10,179,507
35,363	Netflix Inc.*	13,002,268
298,689	Symantec Corp.	6,021,570
273,000	Tencent Holdings Ltd.	11,826,012
25,771	TripAdvisor Inc.*	1,399,623
21,608	Twitter Inc.*	760,169
11,071	VeriSign Inc.*	1,755,971
	Total Internet	370,448,870
Media – 1.7%
34,353	CBS Corp., Class B Shares	1,821,396
17,699	Charter Communications Inc., Class A Shares*	5,493,770
598,433	Comcast Corp., Class A Shares	22,136,037
5,611	Discovery Inc., Class A Shares*	156,154
10,858	Discovery Inc., Class C Shares*	278,399
7,933	DISH Network Corp., Class A Shares*	280,431
13,633	News Corp., Class A Shares	178,183
2,976	News Corp., Class B Shares	40,474
185,662	Twenty-First Century Fox Inc., Class A Shares, ADR	8,429,055
14,520	Twenty-First Century Fox Inc., Class B Shares	651,948
50,705	Viacom Inc., Class B Shares	1,484,642
106,426	Walt Disney Co.	11,921,841
	Total Media	52,872,330
Telecommunications – 3.2%
1,569	Arista Networks Inc.*	469,100
1,016,409	AT&T Inc.	32,464,103
32,416	CenturyLink Inc.	692,406
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
923,318	Cisco Systems Inc.	$44,106,901
11,166	Juniper Networks Inc.	317,449
15,361	Motorola Solutions Inc.	1,971,738
387,927	Verizon Communications Inc.	21,091,591
	Total Telecommunications	101,113,288
	TOTAL COMMUNICATIONS	525,245,374
CONSUMER CYCLICAL – 7.2%
Airlines – 0.1%
4,254	Alaska Air Group Inc.	287,103
13,672	American Airlines Group Inc.	553,443
21,178	Delta Air Lines Inc.	1,238,489
17,560	Southwest Airlines Co.	1,076,428
7,767	United Continental Holdings Inc.*	678,991
	Total Airlines	3,834,454
Apparel – 0.8%
12,503	Hanesbrands Inc.	219,303
4,925	Michael Kors Holdings Ltd.*	357,653
272,780	NIKE Inc., Class B Shares	22,422,516
2,511	PVH Corp.	359,475
1,952	Ralph Lauren Corp., Class A Shares	259,245
6,619	Under Armour Inc., Class A Shares*	135,359
5,640	Under Armour Inc., Class C Shares*	106,991
10,785	VF Corp.	993,622
	Total Apparel	24,854,164
Auto Manufacturers – 0.5%
19,990	Ferrari NV	2,620,489
129,049	Ford Motor Co.	1,223,385
41,836	General Motors Co	1,508,188
11,616	PACCAR Inc.	794,767
33,358	Tesla Inc.*(a)	10,062,774
	Total Auto Manufacturers	16,209,603
Auto Parts & Equipment – 0.2%
59,187	Aptiv PLC	5,209,048
6,330	BorgWarner Inc.	277,064
58,998	Goodyear Tire & Rubber Co.	1,338,665
	Total Auto Parts & Equipment	6,824,777
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.1%
9,496	Fastenal Co.	$554,186
10,013	LKQ Corp.*	345,649
1,687	WW Grainger Inc.	597,316
	Total Distribution/Wholesale	1,497,151
Home Builders – 0.4%
11,457	DR Horton Inc.	509,951
187,533	Lennar Corp., Class A Shares	9,689,830
2,689	Lennar Corp., Class B Shares	113,422
745	NVR Inc.*	1,987,995
8,565	PulteGroup Inc.	239,392
	Total Home Builders	12,540,590
Home Furnishings – 0.0%
4,197	Leggett & Platt Inc.	190,712
2,103	Whirlpool Corp.	262,833
	Total Home Furnishings	453,545
Housewares – 0.0%
15,987	Newell Brands Inc.	347,238
Leisure Time – 0.2%
101,067	Carnival Corp.	6,214,610
5,256	Harley-Davidson Inc.	224,011
6,653	Norwegian Cruise Line Holdings Ltd.*	356,667
5,581	Royal Caribbean Cruises Ltd.	684,119
	Total Leisure Time	7,479,407
Lodging – 0.5%
38,732	Caesars Entertainment Corp.*	395,066
24,877	Hilton Worldwide Holdings Inc.	1,930,953
42,321	Las Vegas Sands Corp.	2,768,640
9,811	Marriott International Inc., Class A Shares	1,240,797
95,478	MGM Resorts International	2,767,907
32,406	Wynn Resorts Ltd.	4,807,106
	Total Lodging	13,910,469
Retail – 4.4%
2,449	Advance Auto Parts Inc.	401,709
882	AutoZone Inc.*	676,388
8,103	Best Buy Co., Inc.	644,675
5,884	CarMax Inc.*	459,246
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
808	Chipotle Mexican Grill Inc., Class A Shares*	$383,945
6,661	Copart Inc.*	428,369
64,172	Costco Wholesale Corp.	14,960,418
4,070	Darden Restaurants Inc.	472,283
25,966	Dollar General Corp.	2,797,317
194,580	Dollar Tree Inc.*	15,665,636
59,739	Dollarama Inc.	2,259,269
4,027	Foot Locker Inc.	198,531
6,999	Gap Inc.	212,419
4,835	Genuine Parts Co	482,775
38,034	Home Depot Inc.	7,636,086
5,537	Kohl’s Corp.	438,032
7,915	L Brands Inc.	209,193
158,599	Lowe’s Cos., Inc.	17,247,641
9,956	Macy’s Inc.	363,892
46,159	McDonald’s Corp.	7,488,374
3,683	Nordstrom Inc.	231,476
2,705	O’Reilly Automotive Inc.*	907,311
12,560	Ross Stores Inc.	1,202,997
128,758	Starbucks Corp.	6,882,115
302,333	Tapestry Inc.	15,325,260
83,693	Target Corp.	7,323,137
3,366	Tiffany & Co.	412,840
20,709	TJX Cos., Inc.	2,277,369
4,047	Tractor Supply Co.	357,269
56,015	Ulta Beauty Inc.*	14,563,900
28,091	Walgreens Boots Alliance Inc.	1,925,919
47,667	Walmart Inc.	4,569,359
84,982	Yum China Holdings Inc.	3,287,104
25,275	Yum! Brands Inc.	2,196,145
	Total Retail	134,888,399
Textiles – 0.0%
2,082	Mohawk Industries Inc.*	398,890
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Toys/Games/Hobbies – 0.0%
3,725	Hasbro Inc.	$369,930
10,958	Mattel Inc.*	169,082
	Total Toys/Games/Hobbies	539,012
	TOTAL CONSUMER CYCLICAL	223,777,699
CONSUMER NON-CYCLICAL – 22.7%
Agriculture – 1.0%
82,871	Altria Group Inc.	4,849,611
304,360	Archer-Daniels-Midland Co.	15,339,744
142,777	Philip Morris International Inc.	11,120,900
	Total Agriculture	31,310,255
Beverages – 1.0%
31,254	Brown-Forman Corp., Class B Shares	1,632,084
126,074	Coca-Cola Co.	5,619,118
5,570	Constellation Brands Inc., Class A Shares	1,159,674
6,056	Molson Coors Brewing Co., Class B Shares	404,177
82,041	Monster Beverage Corp.*	4,995,477
157,907	PepsiCo Inc.	17,687,163
	Total Beverages	31,497,693
Biotechnology – 3.9%
151,216	Alexion Pharmaceuticals Inc.*	18,484,644
28,153	Amgen Inc.	5,625,251
29,180	Biogen Inc.*	10,314,838
188,445	Celgene Corp.*	17,798,630
67,000	Exact Sciences Corp.*	5,017,630
252,544	Gilead Sciences Inc.	19,125,157
53,686	Illumina Inc.*	19,049,403
5,712	Incyte Corp.*	422,174
2,554	Regeneron Pharmaceuticals Inc.*	1,038,840
133,220	Vertex Pharmaceuticals Inc.*	24,565,768
	Total Biotechnology	121,442,335
Commercial Services – 2.3%
14,535	Automatic Data Processing Inc.	2,133,011
2,944	Cintas Corp.	628,161
8,539	Ecolab Inc.	1,284,949
50,188	Equifax Inc.	6,723,686
2,967	FleetCor Technologies Inc.*	634,167
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
3,011	Gartner Inc.*	$450,928
5,285	Global Payments Inc.	658,405
52,872	H&R Block Inc.	1,430,716
12,105	IHS Markit Ltd.*	665,775
5,535	Moody’s Corp.	985,341
117,812	New Oriental Education & Technology Group Inc., ADR	9,260,023
10,813	Nielsen Holdings PLC	281,138
288,858	PayPal Holdings Inc.*	26,670,259
5,030	Quanta Services Inc.*	173,988
4,365	Robert Half International Inc.	341,256
14,279	S&P Global Inc.	2,956,467
18,295	Total System Services Inc.	1,777,176
65,418	TransUnion	4,925,976
2,768	United Rentals Inc.*	431,448
5,315	Verisk Analytics Inc., Class A Shares*	632,963
80,510	Western Union Co.	1,523,249
76,746	Worldpay Inc., Class A Shares*	7,474,293
	Total Commercial Services	72,043,375
Cosmetics/Personal Care – 0.8%
28,746	Colgate-Palmolive Co.	1,909,022
16,139	Coty Inc., Class A Shares	199,478
7,402	Estee Lauder Cos., Inc., Class A Shares	1,037,168
208,780	Procter & Gamble Co.	17,318,301
72,330	Unilever NV, Class NY Registered Shares, ADR	4,157,529
	Total Cosmetics/Personal Care	24,621,498
Food – 0.8%
6,638	Campbell Soup Co	261,869
12,997	Conagra Brands Inc.	477,640
19,514	General Mills Inc.	897,839
16,885	Hershey Co.	1,697,280
8,712	Hormel Foods Corp.	341,075
23,213	JM Smucker Co.	2,399,760
8,213	Kellogg Co.	589,611
19,641	Kraft Heinz Co.	1,144,481
26,819	Kroger Co.	844,799
4,014	McCormick & Co., Inc.	501,269
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
395,406	Mondelez International Inc., Class A Shares	$16,891,744
15,825	Sysco Corp.	1,184,027
9,831	Tyson Foods Inc., Class A Shares	617,485
	Total Food	27,848,879
Healthcare-Products – 3.7%
262,069	Abbott Laboratories	17,516,692
4,672	ABIOMED Inc.*	1,899,542
2,388	Align Technology Inc.*	922,938
33,402	Baxter International Inc.	2,484,107
53,648	Becton Dickinson & Co.	14,048,802
45,515	Boston Scientific Corp.*	1,618,513
1,594	Cooper Cos., Inc.	407,713
20,259	Danaher Corp.	2,097,617
7,421	DENTSPLY SIRONA Inc.	296,246
74,128	Edwards Lifesciences Corp.*	10,692,223
5,078	Henry Schein Inc.*	394,459
8,961	Hologic Inc.*	356,289
40,724	IDEXX Laboratories Inc.*	10,345,525
19,461	Intuitive Surgical Inc.*	10,898,160
288,124	Koninklijke Philips NV, Class NY Registered Shares, ADR	12,858,974
119,025	Medtronic PLC	11,475,200
4,743	ResMed Inc.	528,418
63,915	Stryker Corp.	10,829,118
13,256	Thermo Fisher Scientific Inc.	3,169,509
13,920	Varian Medical Systems Inc.*	1,559,318
6,696	Zimmer Biomet Holdings Inc.	827,827
	Total Healthcare-Products	115,227,190
Healthcare-Services – 2.6%
10,777	Aetna Inc.	2,158,310
33,378	Anthem Inc.	8,836,158
39,947	Centene Corp.*	5,851,437
36,824	Cigna Corp.	6,935,432
21,353	DaVita Inc.*	1,479,549
3,732	Envision Healthcare Corp.*	169,284
11,230	HCA Healthcare Inc.	1,506,055
4,542	Humana Inc.	1,513,667
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
5,359	IQVIA Holdings Inc.*	$681,075
3,407	Laboratory Corp. of America Holdings*	588,968
121,410	Quest Diagnostics Inc.	13,352,672
125,451	UnitedHealth Group Inc.	33,678,575
2,829	Universal Health Services Inc., Class B Shares	368,223
4,870	WellCare Health Plans Inc.*	1,473,516
	Total Healthcare-Services	78,592,921
Household Products/Wares – 0.1%
3,040	Avery Dennison Corp.	319,747
8,128	Church & Dwight Co., Inc.	459,882
4,274	Clorox Co.	619,645
11,480	Kimberly-Clark Corp.	1,326,399
	Total Household Products/Wares	2,725,673
Pharmaceuticals – 6.5%
49,958	AbbVie Inc.	4,794,969
11,180	Allergan PLC	2,143,318
71,323	AmerisourceBergen Corp., Class A Shares	6,416,930
386,647	Bristol-Myers Squibb Co.	23,411,476
269,231	Cardinal Health Inc.	14,051,166
228,888	CVS Health Corp.	17,221,533
43,330	Eli Lilly & Co.	4,577,814
189,068	Express Scripts Holding Co.*	16,641,766
241,556	Johnson & Johnson	32,535,178
6,654	McKesson Corp.	856,703
531,122	Merck & Co., Inc.	36,429,658
17,033	Mylan NV*	666,501
25,151	Nektar Therapeutics, Class A Shares*	1,672,290
175,975	Novartis AG, ADR	14,607,685
4,216	Perrigo Co. PLC	322,566
533,147	Pfizer Inc.	22,136,263
16,009	Zoetis Inc., Class A Shares	1,450,415
	Total Pharmaceuticals	199,936,231
	TOTAL CONSUMER NON-CYCLICAL	705,246,050
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – 5.8%
Oil & Gas – 4.0%
17,019	Anadarko Petroleum Corp.	$1,096,024
4,590	Andeavor	701,306
12,611	Apache Corp.	552,740
14,908	Cabot Oil & Gas Corp.	355,258
211,795	Chevron Corp.	25,089,236
3,047	Cimarex Energy Co.	257,410
6,267	Concho Resources Inc.*	859,519
226,801	ConocoPhillips	16,653,997
17,301	Devon Energy Corp.	742,732
19,110	EOG Resources Inc.	2,259,375
8,328	EQT Corp.	424,895
189,605	Exxon Mobil Corp.	15,200,633
3,488	Helmerich & Payne Inc.	228,708
8,661	Hess Corp.	583,232
5,850	HollyFrontier Corp.	435,942
689,832	Marathon Oil Corp.	14,838,286
15,250	Marathon Petroleum Corp.	1,254,923
6,420	Newfield Exploration Co.*	175,138
16,009	Noble Energy Inc.	475,787
207,553	Occidental Petroleum Corp.	16,577,258
13,847	Phillips 66	1,641,008
52,364	Pioneer Natural Resources Co.	9,147,991
172,671	Royal Dutch Shell PLC, Class A Shares, ADR	11,263,329
14,256	Valero Energy Corp.	1,680,497
	Total Oil & Gas	122,495,224
Oil & Gas Services – 1.7%
379,646	Baker Hughes a GE Co.	12,516,928
432,071	Halliburton Co.	17,235,312
12,678	National Oilwell Varco Inc.	596,754
358,611	Schlumberger Ltd	22,649,871
14,406	TechnipFMC PLC	441,256
	Total Oil & Gas Services	53,440,121
Pipelines – 0.1%
62,544	Kinder Morgan Inc.	1,107,029
13,589	ONEOK Inc.	895,651
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – (continued)
39,080	Williams Cos., Inc.	$1,156,377
	Total Pipelines	3,159,057
	TOTAL ENERGY	179,094,402
FINANCIAL – 16.6%
Banks – 6.1%
501,503	Bank of America Corp.	15,511,488
280,582	Bank of New York Mellon Corp.	14,632,351
270,744	BB&T Corp.	13,986,635
16,033	Capital One Financial Corp.	1,588,710
356,290	Citigroup Inc.	25,382,100
16,093	Citizens Financial Group Inc.	662,388
5,731	Comerica Inc.	558,658
22,634	Fifth Third Bancorp	666,119
118,246	First Republic Bank	12,012,611
56,428	Goldman Sachs Group Inc.	13,419,143
37,078	Huntington Bancshares Inc.	601,034
326,062	JPMorgan Chase & Co.	37,360,184
35,045	KeyCorp	738,398
4,764	M&T Bank Corp.	843,943
119,679	Morgan Stanley	5,843,925
6,978	Northern Trust Corp.	749,856
32,300	PacWest Bancorp	1,630,827
15,442	PNC Financial Services Group Inc.	2,216,545
37,545	Regions Financial Corp.	730,626
34,080	Signature Bank	3,944,419
147,222	State Street Corp.	12,795,064
15,354	SunTrust Banks Inc.	1,129,440
1,754	SVB Financial Group*	566,103
51,126	US Bancorp	2,766,428
144,421	Wells Fargo & Co.	8,445,740
202,333	Zions Bancorporation	10,782,326
	Total Banks	189,565,061
Diversified Financial Services – 4.7%
1,766	Affiliated Managers Group Inc.	257,995
1,562	Alliance Data Systems Corp.	372,662
23,509	American Express Co.	2,491,484
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
4,765	Ameriprise Financial Inc.	$676,439
282,464	Ant International Co., Ltd., Class C Shares, Private Placement, (Restricted)*(b)(c)	1,584,623
4,067	BlackRock Inc., Class A Shares	1,948,337
16,671	Cboe Global Markets Inc.	1,680,437
394,591	Charles Schwab Corp.	20,041,277
11,245	CME Group Inc., Class A Shares	1,964,839
11,484	Discover Financial Services	897,130
8,844	E*TRADE Financial Corp.*	520,558
10,429	Franklin Resources Inc.	331,017
280,354	Intercontinental Exchange Inc.	21,371,385
179,024	Invesco Ltd	4,314,478
9,829	Jefferies Financial Group Inc.	228,229
103,792	Mastercard Inc., Class A Shares	22,373,403
3,885	Nasdaq Inc.	370,784
4,300	Raymond James Financial Inc.	400,072
300,093	Synchrony Financial	9,503,945
8,035	T Rowe Price Group Inc.	931,176
118,876	TD Ameritrade Holding Corp.	6,962,567
297,368	Visa Inc., Class A Shares	43,680,386
	Total Diversified Financial Services	142,903,223
Equity Real Estate Investment Trusts (REITs) – 1.6%
3,414	Alexandria Real Estate Equities Inc.	438,187
14,555	American Tower Corp.	2,170,442
5,140	Apartment Investment & Management Co., Class A Shares	225,132
4,526	AvalonBay Communities Inc.	829,571
5,081	Boston Properties Inc.	662,816
226,400	Cousins Properties Inc.	2,116,840
72,372	Crown Castle International Corp.	8,252,579
6,781	Digital Realty Trust Inc.	842,743
11,988	Duke Realty Corp.	341,538
2,619	Equinix Inc.	1,142,224
211,423	Equity Residential	14,323,908
2,169	Essex Property Trust Inc.	534,182
4,126	Extra Space Storage Inc.	380,458
2,520	Federal Realty Investment Trust	329,137
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
15,259	HCP Inc.	$412,451
24,499	Host Hotels & Resorts Inc.	527,463
9,189	Iron Mountain Inc.	331,723
14,795	Kimco Realty Corp.	253,142
3,776	Macerich Co.	221,802
3,736	Mid-America Apartment Communities Inc.	386,900
20,748	Prologis Inc.	1,393,851
4,938	Public Storage	1,049,720
9,348	Realty Income Corp.	547,512
4,724	Regency Centers Corp.	311,926
3,811	SBA Communications Corp., Class A Shares*	591,582
47,950	Simon Property Group Inc.	8,776,289
2,917	SL Green Realty Corp.	304,535
9,223	UDR Inc.	368,643
11,711	Ventas Inc.	701,138
5,648	Vornado Realty Trust	434,896
12,213	Welltower Inc.	814,729
24,955	Weyerhaeuser Co.	866,188
	Total Equity Real Estate Investment Trusts (REITs)	50,884,247
Insurance – 3.7%
25,555	Aflac Inc.	1,181,663
144,647	Allstate Corp.	14,547,149
350,685	American International Group Inc.	18,645,921
8,059	Aon PLC	1,173,068
6,024	Arthur J Gallagher & Co.	434,572
1,677	Assurant Inc.	172,429
171,289	Berkshire Hathaway Inc., Class B Shares*	35,751,440
3,296	Brighthouse Financial Inc.*	136,817
55,947	Chubb Ltd.	7,566,272
5,198	Cincinnati Financial Corp.	398,531
1,320	Everest Re Group Ltd.	294,387
11,870	Hartford Financial Services Group Inc.	597,892
7,221	Lincoln National Corp.	473,553
8,667	Loews Corp.	436,037
173,108	Marsh & McLennan Cos., Inc.	14,650,130
259,930	MetLife Inc.	11,928,188
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
8,816	Principal Financial Group Inc.	$486,555
19,273	Progressive Corp.	1,301,506
13,826	Prudential Financial Inc.	1,358,405
3,685	Torchmark Corp.	323,985
8,882	Travelers Cos., Inc.	1,168,871
7,162	Unum Group	264,135
4,352	Willis Towers Watson PLC	640,919
8,522	XL Group Ltd.	489,077
	Total Insurance	114,421,502
Private Equity – 0.2%
113,859	Brookfield Asset Management Inc., Class A Shares	4,869,750
Real Estate – 0.3%
7,833	Brookfield Property Partners LP	156,503
9,975	CBRE Group Inc., Class A Shares*	486,880
63,909	Jones Lang LaSalle Inc.	9,747,400
	Total Real Estate	10,390,783
Savings & Loans – 0.0%
12,138	People’s United Financial Inc.	224,674
	TOTAL FINANCIAL	513,259,240
INDUSTRIAL – 9.4%
Aerospace/Defense – 2.9%
14,734	Arconic Inc.	329,747
66,307	Boeing Co.	22,729,376
15,346	General Dynamics Corp.	2,967,916
11,268	Harris Corp.	1,831,163
8,379	L3 Technologies Inc.	1,790,760
11,978	Lockheed Martin Corp.	3,837,871
101,044	Northrop Grumman Corp.	30,160,624
75,777	Raytheon Co.	15,112,965
5,420	Rockwell Collins Inc.	736,849
1,613	TransDigm Group Inc.*	564,550
75,910	United Technologies Corp.	9,997,347
	Total Aerospace/Defense	90,059,168
Building Materials – 0.5%
4,620	Fortune Brands Home & Security Inc.	244,768
406,525	Johnson Controls International PLC	15,354,449
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
2,073	Martin Marietta Materials Inc.	$411,947
10,307	Masco Corp.	391,357
4,363	Vulcan Materials Co.	483,420
	Total Building Materials	16,885,941
Electrical Components & Equipment – 0.1%
7,690	AMETEK Inc.	591,822
20,764	Emerson Electric Co.	1,593,222
	Total Electrical Components & Equipment	2,185,044
Electronics – 1.3%
10,597	Agilent Technologies Inc.	715,721
3,045	Allegion PLC	265,585
9,963	Amphenol Corp., Class A Shares	942,301
90,804	Avnet Inc.	4,394,914
415,880	Corning Inc.	13,936,139
24,528	FLIR Systems Inc.	1,538,887
66,811	Fortive Corp.	5,610,788
3,888	Garmin Ltd.	264,928
50,773	Honeywell International Inc.	8,075,954
844	Mettler-Toledo International Inc.*	493,284
3,588	PerkinElmer Inc.	331,639
11,549	TE Connectivity Ltd.	1,058,812
2,584	Waters Corp.*	489,616
	Total Electronics	38,118,568
Engineering & Construction – 0.2%
26,027	Fluor Corp.	1,494,210
3,971	Jacobs Engineering Group Inc.	288,652
155,350	nVent Electric PLC	4,363,781
	Total Engineering & Construction	6,146,643
Environmental Control – 0.8%
140,817	Pentair PLC	6,122,723
7,897	Republic Services Inc., Class A Shares	579,324
62,512	Stericycle Inc.*	3,856,365
161,491	Waste Management Inc.	14,679,532
	Total Environmental Control	25,237,944
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Hand/Machine Tools – 0.0%
1,833	Snap-on Inc.	$324,038
5,093	Stanley Black & Decker Inc.	715,719
	Total Hand/Machine Tools	1,039,757
Machinery-Construction & Mining – 0.1%
19,725	Caterpillar Inc.	2,738,816
Machinery-Diversified – 0.8%
208,913	Cognex Corp.	11,239,520
13,818	Cummins Inc.	1,959,392
10,693	Deere & Co.	1,537,653
4,100	Flowserve Corp.	213,692
4,144	Rockwell Automation Inc.	749,898
20,844	Roper Technologies Inc.	6,219,224
28,236	Wabtec Corp.	3,058,524
6,268	Xylem Inc.	475,804
	Total Machinery-Diversified	25,453,707
Miscellaneous Manufacturers – 1.5%
19,563	3M Co.	4,126,228
26,108	AO Smith Corp.	1,516,353
5,083	Dover Corp.	436,477
14,383	Eaton Corp. PLC	1,195,802
1,278,389	General Electric Co.	16,542,354
10,052	Illinois Tool Works Inc.	1,396,022
8,179	Ingersoll-Rand PLC	828,451
4,390	Parker-Hannifin Corp.	770,884
265,830	Textron Inc.	18,350,245
	Total Miscellaneous Manufacturers	45,162,816
Packaging & Containers – 0.0%
11,440	Ball Corp.	479,107
3,064	Packaging Corp. of America	336,795
5,151	Sealed Air Corp.	206,606
8,435	WestRock Co.	464,600
	Total Packaging & Containers	1,487,108
Shipbuilding – 0.1%
6,443	Huntington Ingalls Industries Inc.	1,575,120
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – 1.1%
4,553	CH Robinson Worldwide Inc.	$437,452
28,872	CSX Corp.	2,141,148
5,800	Expeditors International of Washington Inc.	425,024
42,262	FedEx Corp.	10,309,815
2,872	JB Hunt Transport Services Inc.	346,794
3,365	Kansas City Southern	390,205
9,328	Norfolk Southern Corp.	1,621,580
60,215	Union Pacific Corp.	9,069,583
81,185	United Parcel Service Inc., Class B Shares	9,976,013
	Total Transportation	34,717,614
	TOTAL INDUSTRIAL	290,808,246
TECHNOLOGY – 15.5%
Computers – 2.7%
28,685	Accenture PLC, Class A Shares	4,849,773
241,319	Apple Inc.	54,931,444
19,324	Cognizant Technology Solutions Corp., Class A Shares	1,515,581
9,409	DXC Technology Co.	857,066
50,380	Hewlett Packard Enterprise Co.	832,781
54,229	HP Inc.	1,336,745
63,402	International Business Machines Corp.	9,287,125
8,856	NetApp Inc.	768,789
124,809	Seagate Technology PLC	6,682,274
9,861	Western Digital Corp.	623,610
	Total Computers	81,685,188
Office/Business Equipment – 0.0%
7,288	Xerox Corp.	203,044
Semiconductors – 4.1%
87,772	Advanced Micro Devices Inc.*	2,209,221
12,226	Analog Devices Inc.	1,208,540
288,638	Applied Materials Inc.	12,417,207
17,900	ASML Holding NV, Class NY Registered Shares, ADR	3,670,395
13,233	Broadcom Inc.	2,898,424
935,986	Cypress Semiconductor Corp.	16,108,319
538,941	Intel Corp.	26,100,913
8,672	IPG Photonics Corp.*	1,521,763
5,142	KLA-Tencor Corp.	597,552
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
5,413	Lam Research Corp.	$936,936
226,512	Maxim Integrated Products Inc.	13,697,181
7,753	Microchip Technology Inc.	666,991
38,256	Micron Technology Inc.*	2,009,205
110,488	NVIDIA Corp.	31,011,772
4,114	Qorvo Inc.*	329,490
48,852	QUALCOMM Inc.	3,356,621
6,008	Skyworks Solutions Inc.	548,530
57,058	Texas Instruments Inc.	6,413,319
8,353	Xilinx Inc.	650,114
	Total Semiconductors	126,352,493
Software – 8.7%
256,636	Activision Blizzard Inc.	18,503,455
72,673	Adobe Systems Inc.*	19,150,062
249	Adyen NV*(d)	174,587
5,653	Akamai Technologies Inc.*	424,767
2,799	ANSYS Inc.*	520,558
16,275	Autodesk Inc.*	2,512,046
3,937	Broadridge Financial Solutions Inc.	532,046
301,198	CA Inc.	13,192,472
9,255	Cadence Design Systems Inc.*	435,355
10,407	Cerner Corp.*	677,600
4,268	Citrix Systems Inc.*	486,637
44,951	Electronic Arts Inc.*	5,097,893
47,205	Fidelity National Information Services Inc.	5,106,165
63,407	Fiserv Inc.*	5,076,998
47,894	Intuit Inc.	10,511,296
611,580	Microsoft Corp.	68,698,781
56,356	MSCI Inc., Class A Shares	10,158,733
526,995	Oracle Corp.	25,601,417
10,578	Paychex Inc.	774,839
38,553	Red Hat Inc.*	5,695,435
232,723	salesforce.com Inc.*	35,532,148
97,432	ServiceNow Inc.*	19,131,747
121,554	Splunk Inc.*	15,577,145
4,933	Synopsys Inc.*	503,857
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
3,791	Take-Two Interactive Software Inc.*	$506,326
21,746	VMware Inc., Class A Shares*	3,332,792
29,336	Workday Inc., Class A Shares*	4,533,586
	Total Software	272,448,743
	TOTAL TECHNOLOGY	480,689,468
UTILITIES – 1.8%
Electric – 1.7%
965,371	AES Corp.	12,993,894
7,953	Alliant Energy Corp.	340,707
8,051	Ameren Corp.	509,065
16,170	American Electric Power Co., Inc.	1,159,874
14,115	CenterPoint Energy Inc.	392,256
9,275	CMS Energy Corp.	456,701
10,050	Consolidated Edison Inc.	793,247
21,470	Dominion Energy Inc.	1,519,432
5,939	DTE Energy Co.	660,060
22,977	Duke Energy Corp.	1,866,651
202,715	Edison International	13,324,457
5,933	Entergy Corp.	495,939
8,998	Evergy Inc.	513,336
10,416	Eversource Energy	650,271
31,866	Exelon Corp.	1,392,863
14,823	FirstEnergy Corp.	554,084
26,961	NextEra Energy Inc.	4,586,066
9,657	NRG Energy Inc.	341,761
17,018	PG&E Corp.	785,891
3,879	Pinnacle West Capital Corp.	304,695
22,974	PPL Corp.	683,247
16,757	Public Service Enterprise Group Inc.	877,229
4,811	SCANA Corp.	184,454
44,316	Sempra Energy	5,144,201
33,171	Southern Co.	1,452,226
10,264	WEC Energy Group Inc.	693,641
16,639	Xcel Energy Inc.	799,504
	Total Electric	53,475,752
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Gas – 0.0%
12,068	NiSource Inc.	$326,681
Water – 0.1%
26,269	American Water Works Co., Inc.	2,299,326
	TOTAL UTILITIES	56,101,759
	TOTAL COMMON STOCKS (Cost – $2,504,114,481)	3,027,682,169
PREFERRED STOCK – 0.0%
TECHNOLOGY – 0.0%
Software – 0.0%
15,057	Magic Leap Inc., Series D, Private Placement, (Restricted)*(b)(c) (Cost – $406,539)	406,539
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,505,346,648)	3,028,926,150
Face Amount
SHORT-TERM INVESTMENTS – 2.3%
TIME DEPOSITS – 2.3%
$22,688,435	Barclays Bank PLC – London, 1.280% due 9/4/18	22,688,435
39,046	BNP Paribas – Paris, 1.280% due 9/4/18	39,046
8,746,543	Citibank – New York, 1.280% due 9/4/18	8,746,543
22,489,709	Deutsche Bank AG – Grand Cayman, 1.280% due 9/4/18	22,489,709
10,579,401	Industrial & Commercial Bank of China – New York, 1.280% due 9/4/18	10,579,401
6,435,962	JPMorgan Chase & Co. – New York, 1.280% due 9/4/18	6,435,962
	TOTAL TIME DEPOSITS (Cost – $70,979,096)	70,979,096
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.3%
MONEY MARKET FUND – 0.3%
10,135,978	Federated Government Obligations Fund, Premier Class, 1.845%(e) (Cost – $10,135,978)	10,135,978
	TOTAL INVESTMENTS – 100.2% (Cost – $2,586,461,722#)	3,110,041,224
	Liabilities in Excess of Other Assets – (0.2)%	(7,131,072)
	TOTAL NET ASSETS – 100.0%	$3,102,910,152

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2018, amounts to approximately $1,991,162 and represents 0.06% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Large Cap Equity Fund (concluded)

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2018, amounts to approximately $174,587 and represents 0.01% of net assets.

(e)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR
 —  American Depositary Receipts

PLC
 —  Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.7%
Communications	16.9
Financial	16.5
Technology	15.5
Industrial	9.3
Consumer Cyclical	7.2
Energy	5.8
Utilities	1.8
Basic Materials	1.7
Short-Term Investments	2.3
Money Market Fund	0.3
100.0%

^
As a percentage of total investments.

At August 31, 2018, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	75	9/18	$10,456,969	$10,882,500	$425,531
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 76.8%
BASIC MATERIALS – 2.2%
Chemicals – 2.0%
38,300	Air Products & Chemicals Inc.	$6,368,907
107,392	Codexis Inc.*	1,847,142
23,077	HB Fuller Co.	1,315,158
13,668	Ingevity Corp.*	1,380,605
46,361	Olin Corp.	1,424,674
12,169	Sensient Technologies Corp.	864,243
93,737	Valvoline Inc.	2,017,220
24,071	WR Grace & Co.	1,700,857
	Total Chemicals	16,918,806
Iron/Steel – 0.2%
61,411	Allegheny Technologies Inc.*	1,659,939
	TOTAL BASIC MATERIALS	18,578,745
COMMUNICATIONS – 3.8%
Advertising – 0.3%
105,389	Interpublic Group of Cos., Inc.	2,460,833
Internet – 1.4%
56,894	Bandwidth Inc., Class A Shares*	2,592,091
32,464	Cardlytics Inc.*	661,941
19,618	Cogent Communications Holdings Inc.	1,073,105
37,874	Mimecast Ltd.*	1,575,179
15,536	Q2 Holdings Inc.*	967,893
195,386	QuinStreet Inc.*	2,964,005
45,873	Zscaler Inc.*(a)	1,962,906
	Total Internet	11,797,120
Media – 0.5%
30,017	Nexstar Media Group Inc., Class A Shares	2,461,394
32,771	Tribune Media Co., Class A Shares	1,208,922
	Total Media	3,670,316
Telecommunications – 1.6%
84,300	Motorola Solutions Inc.	10,820,748
7,911	RADCOM Ltd.*(a)	144,771
208,590	Viavi Solutions Inc.*	2,336,208
	Total Telecommunications	13,301,727
	TOTAL COMMUNICATIONS	31,229,996
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 7.7%
Airlines – 0.9%
87,700	Alaska Air Group Inc.	$5,918,873
109,095	Mesa Air Group Inc.*	1,504,420
	Total Airlines	7,423,293
Apparel – 0.6%
126,748	Crocs Inc.*	2,618,614
8,202	Oxford Industries Inc.	763,524
21,809	Steven Madden Ltd.	1,268,193
	Total Apparel	4,650,331
Auto Parts & Equipment – 0.2%
21,341	Altra Industrial Motion Corp.(a)	833,366
92,398	Horizon Global Corp.*(a)	717,008
	Total Auto Parts & Equipment	1,550,374
Distribution/Wholesale – 0.3%
29,434	G-III Apparel Group Ltd.*	1,338,658
14,413	SiteOne Landscape Supply Inc.*	1,302,503
	Total Distribution/Wholesale	2,641,161
Entertainment – 1.0%
157,300	Cinemark Holdings Inc.	5,870,436
23,743	Eldorado Resorts Inc.*	1,140,851
61,396	Golden Entertainment Inc.*	1,781,098
	Total Entertainment	8,792,385
Home Builders – 0.3%
77,456	Skyline Champion Corp.	2,239,253
Home Furnishings – 0.3%
21,400	Whirlpool Corp.	2,674,572
Leisure Time – 1.0%
127,631	Callaway Golf Co.	2,911,263
60,956	Malibu Boats Inc., Class A Shares*	2,938,689
50,666	MCBC Holdings Inc.*	1,396,861
45,849	Vista Outdoor Inc.*	846,831
	Total Leisure Time	8,093,644
Lodging – 0.6%
117,092	Century Casinos Inc.*	936,736
98,700	MGM Resorts International	2,861,313
20,042	Monarch Casino & Resort Inc.*	942,976
	Total Lodging	4,741,025
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 2.4%
25,135	BJ’s Restaurants Inc.	$1,902,720
93,993	Boot Barn Holdings Inc.*	2,813,210
75,686	Carrols Restaurant Group Inc.*	1,195,839
15,941	Conn’s Inc.*	653,581
35,055	Container Store Group Inc.*	396,122
87,089	Del Frisco’s Restaurant Group Inc.*	822,991
25,194	Express Inc.*	282,677
131,840	Francesca’s Holdings Corp.*	827,955
55,476	Freshpet Inc.*	2,060,934
37,160	Lovesac Co.*	766,982
55,715	Michaels Cos., Inc.*	946,598
53,648	Movado Group Inc.	2,285,405
121,821	Noodles & Co., Class A Shares*(a)	1,498,398
44,807	PetIQ Inc., Class A Shares*(a)	1,754,642
26,053	Tailored Brands Inc.	613,288
21,355	Wingstop Inc.	1,429,717
	Total Retail	20,251,059
Toys/Games/Hobbies – 0.1%
36,156	Funko Inc., Class A Shares*(a)	919,086
	TOTAL CONSUMER CYCLICAL	63,976,183
CONSUMER NON-CYCLICAL – 19.5%
Agriculture – 0.2%
60,462	Limoneira Co.	1,865,253
Beverages – 0.3%
9,515	MGP Ingredients Inc.	733,702
97,305	Primo Water Corp.*	1,946,100
	Total Beverages	2,679,802
Biotechnology – 1.8%
42,305	Acer Therapeutics Inc.*	1,357,145
176,832	Adverum Biotechnologies Inc.*	1,343,923
26,632	Allakos Inc.*	1,034,387
12,175	Argenx SE, ADR*	1,142,380
23,320	Atara Biotherapeutics Inc.*	954,954
130,113	Avid Bioservices Inc.*	952,427
32,244	Avrobio Inc.*	1,107,581
26,430	Deciphera Pharmaceuticals Inc.*	977,646
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
20,644	Loxo Oncology Inc.*	$3,488,423
31,539	Ovid Therapeutics Inc.*	210,365
348,933	Sesen Bio Inc.*	781,610
90,187	Vericel Corp.*	1,100,281
	Total Biotechnology	14,451,122
Commercial Services – 2.2%
66,277	Bridgepoint Education Inc., Class A Shares*	779,417
76,243	Career Education Corp.*	1,216,076
154,754	Everi Holdings Inc.*	1,341,717
25,214	Heidrick & Struggles International Inc.	1,114,459
34,190	Huron Consulting Group Inc.*	1,692,405
82,346	I3 Verticals Inc., Class A Shares*	1,533,283
37,211	Kelly Services Inc., Class A Shares	938,089
24,743	Korn/Ferry International	1,660,998
24,334	Matthews International Corp., Class A Shares	1,262,935
13,444	Medifast Inc.	3,075,315
166,399	Team Inc.*(a)	3,877,097
	Total Commercial Services	18,491,791
Food – 2.0%
34,909	B&G Foods Inc.(a)	1,115,342
15,497	Calavo Growers Inc.	1,640,358
60,630	Chefs’ Warehouse Inc.*	1,782,522
117,205	Darling Ingredients Inc.*	2,318,315
45,491	Hain Celestial Group Inc.*	1,299,223
89,399	Hostess Brands Inc., Class A Shares*	1,051,332
53,700	Kellogg Co.	3,855,123
44,352	Performance Food Group Co.*	1,468,051
45,088	TreeHouse Foods Inc.*	2,349,085
	Total Food	16,879,351
Healthcare-Products – 5.6%
30,658	AxoGen Inc.*	1,344,353
58,498	BioLife Solutions Inc.*	1,401,612
79,853	CareDx Inc.*	1,941,226
202,997	Cerus Corp.*	1,579,317
10,700	Cooper Cos., Inc.	2,736,846
36,464	CryoLife Inc.*	1,265,301
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
40,446	Establishment Labs Holdings Inc.*	$1,122,377
15,357	Inogen Inc.*	4,068,223
33,257	Inspire Medical Systems Inc.*(a)	1,828,802
33,301	iRhythm Technologies Inc.*	3,099,990
70,268	Nuvectra Corp.*	1,640,055
64,383	OrthoPediatrics Corp.*	2,241,816
42,575	Patterson Cos., Inc.	960,066
114,761	Sientra Inc.*	2,882,796
25,505	STAAR Surgical Co.*	1,216,589
66,094	Tactile Systems Technology Inc.*	4,472,581
31,257	Tandem Diabetes Care Inc.*	1,428,132
87,700	Zimmer Biomet Holdings Inc.	10,842,351
	Total Healthcare-Products	46,072,433
Healthcare-Services – 2.7%
16,358	Charles River Laboratories International Inc.*	2,020,377
20,311	Encompass Health Corp.	1,657,174
31,404	Envision Healthcare Corp.*	1,424,485
35,400	Humana Inc.	11,797,404
76,608	Natera Inc.*	2,117,445
32,033	Neuronetics Inc.*	1,058,691
30,835	Teladoc Health Inc.*	2,391,254
	Total Healthcare-Services	22,466,830
Pharmaceuticals – 4.7%
29,857	Aclaris Therapeutics Inc.*	475,323
126,800	AmerisourceBergen Corp., Class A Shares	11,408,196
182,567	Array BioPharma Inc.*	2,842,568
63,088	Clementia Pharmaceuticals Inc.*(a)	610,692
91,614	Foamix Pharmaceuticals Ltd.*(b)	518,535
22,853	Global Blood Therapeutics Inc.*	1,118,654
49,124	Mirati Therapeutics Inc.*	2,777,962
28,817	MyoKardia Inc.*	1,776,568
140,000	Perrigo Co. PLC	10,711,400
55,983	Prestige Consumer Healthcare Inc.*	2,155,346
22,174	Reata Pharmaceuticals Inc., Class A Shares*(a)	1,914,947
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
21,289	Tilray Inc.*(a)	$1,388,043
47,609	Tricida Inc.*	1,467,786
	Total Pharmaceuticals	39,166,020
	TOTAL CONSUMER NON-CYCLICAL	162,072,602
DIVERSIFIED – 0.1%
SPACs – 0.1%
14,300	Spectrum Brands Holdings Inc.	1,241,955
ENERGY – 4.5%
Energy-Alternate Sources – 0.1%
32,676	TPI Composites Inc.*	915,908
Oil & Gas – 3.5%
40,800	Andeavor	6,233,832
62,964	Berry Petroleum Corp.*	1,031,980
206,200	Cabot Oil & Gas Corp.	4,913,746
96,847	Callon Petroleum Co.*	1,094,371
63,818	Carrizo Oil & Gas Inc.*	1,545,672
64,300	Devon Energy Corp.	2,760,399
23,630	Murphy USA Inc.*	1,960,818
148,900	Noble Energy Inc.	4,425,308
211,300	Patterson-UTI Energy Inc.	3,619,569
7,753	Penn Virginia Corp.*	689,552
132,429	SRC Energy Inc.*	1,232,914
	Total Oil & Gas	29,508,161
Oil & Gas Services – 0.1%
55,362	Select Energy Services Inc., Class A Shares*	755,691
Pipelines – 0.8%
209,000	Williams Cos., Inc.	6,184,310
	TOTAL ENERGY	37,364,070
FINANCIAL – 15.7%
Banks – 5.7%
45,671	Bank of NT Butterfield & Son Ltd.	2,413,256
61,261	BankUnited Inc.	2,376,314
31,826	Chemical Financial Corp.	1,817,901
24,385	Eagle Bancorp Inc.*	1,313,132
105,733	First Horizon National Corp.	1,947,602
66,600	First Republic Bank	6,765,894
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
190,670	FNB Corp.	$2,564,511
34,256	IBERIABANK Corp.	2,968,282
65,995	Live Oak Bancshares Inc.	1,996,349
42,481	MB Financial Inc.	2,058,629
134,900	Pinnacle Financial Partners Inc.	8,707,795
64,498	Sterling Bancorp Inc.	790,100
38,496	TCF Financial Corp.	975,874
43,847	TriState Capital Holdings Inc.*	1,304,448
43,168	Triumph Bancorp Inc.*	1,832,482
61,415	Univest Corp. of Pennsylvania	1,750,328
104,600	Zions Bancorporation	5,574,134
	Total Banks	47,157,031
Diversified Financial Services – 1.0%
53,800	Affiliated Managers Group Inc.	7,859,642
17,529	Federated Investors Inc., Class B Shares	405,972
	Total Diversified Financial Services	8,265,614
Equity Real Estate Investment Trusts (REITs) – 4.5%
139,900	American Campus Communities Inc.	5,866,007
304,000	American Homes 4 Rent, Class A Shares	7,052,800
74,814	Blackstone Mortgage Trust Inc., Class A Shares(a)	2,548,165
74,390	Columbia Property Trust Inc.	1,791,311
55,442	Corporate Office Properties Trust	1,706,505
49,800	Crown Castle International Corp.	5,678,694
37,688	Education Realty Trust Inc.	1,559,529
92,435	Lexington Realty Trust	863,343
371,500	Medical Properties Trust Inc.	5,591,075
235,800	Retail Opportunity Investments Corp.	4,654,692
	Total Equity Real Estate Investment Trusts (REITs)	37,312,121
Insurance – 3.8%
18,500	Everest Re Group Ltd.	4,125,870
65,484	Goosehead Insurance Inc., Class A Shares*(a)	2,031,314
19,212	Hanover Insurance Group Inc.	2,353,278
142,800	Hartford Financial Services Group Inc.	7,192,836
17,946	Kinsale Capital Group Inc.	1,090,578
99,526	National General Holdings Corp.	2,718,055
54,648	NMI Holdings Inc., Class A Shares*	1,180,397
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
77,100	Progressive Corp.	$5,206,563
37,700	Willis Towers Watson PLC	5,552,079
	Total Insurance	31,450,970
Private Equity – 0.2%
136,692	Hercules Capital Inc.	1,848,076
Savings & Loans – 0.5%
53,065	Banc of California Inc.	1,069,260
11,056	Meta Financial Group Inc.	957,449
121,716	Sterling Bancorp	2,781,211
	Total Savings & Loans	4,807,920
	TOTAL FINANCIAL	130,841,732
INDUSTRIAL – 11.9%
Aerospace/Defense – 0.9%
30,700	L3 Technologies Inc.	6,561,204
27,282	Triumph Group Inc.	567,466
	Total Aerospace/Defense	7,128,670
Building Materials – 1.3%
14,281	Gibraltar Industries Inc.*	648,357
38,100	Martin Marietta Materials Inc.	7,571,232
14,294	Masonite International Corp.*	956,984
53,934	PGT Innovations Inc.*	1,310,596
	Total Building Materials	10,487,169
Electrical Components & Equipment – 1.8%
18,620	Belden Inc.	1,354,046
103,300	Energizer Holdings Inc.	6,568,847
28,903	Generac Holdings Inc.*	1,603,827
38,200	Hubbell Inc., Class B Shares	4,826,952
	Total Electrical Components & Equipment	14,353,672
Electronics – 0.5%
51,922	Control4 Corp.*	1,682,792
25,425	IntriCon Corp.*	1,878,907
18,888	ShotSpotter Inc.*(a)	1,077,372
	Total Electronics	4,639,071
Engineering & Construction – 0.5%
14,851	EMCOR Group Inc.	1,189,565
24,870	NV5 Global Inc.*	2,199,752
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – (continued)
57,608	Sterling Construction Co., Inc.*	$838,196
	Total Engineering & Construction	4,227,513
Environmental Control – 0.3%
23,599	Clean Harbors Inc.*	1,618,655
14,626	Tetra Tech Inc.	1,020,895
	Total Environmental Control	2,639,550
Hand/Machine Tools – 1.3%
108,200	Milacron Holdings Corp.*	2,293,840
19,481	Regal Beloit Corp.	1,630,560
50,700	Stanley Black & Decker Inc.	7,124,871
	Total Hand/Machine Tools	11,049,271
Machinery-Diversified – 1.6%
43,785	Cactus Inc., Class A Shares*	1,496,571
56,048	Columbus McKinnon Corp.	2,383,721
8,660	Kadant Inc.	875,093
22,000	Rockwell Automation Inc.	3,981,120
15,384	SPX FLOW Inc.*	737,509
33,000	Wabtec Corp.	3,574,560
	Total Machinery-Diversified	13,048,574
Metal Fabricate/Hardware – 0.3%
35,257	Atkore International Group Inc.*	965,337
56,108	TriMas Corp.*	1,722,516
	Total Metal Fabricate/Hardware	2,687,853
Miscellaneous Manufacturers – 2.3%
39,935	Actuant Corp., Class A Shares	1,176,086
38,300	AO Smith Corp.	2,224,464
56,600	Dover Corp.	4,860,242
21,690	EnPro Industries Inc.	1,628,268
23,897	Hexcel Corp.	1,580,070
32,100	Ingersoll-Rand PLC	3,251,409
33,745	ITT Inc.	1,994,667
20,221	Standex International Corp.	2,181,846
	Total Miscellaneous Manufacturers	18,897,052
Packaging & Containers – 0.3%
50,668	Owens-Illinois Inc.*	895,304
35,657	Silgan Holdings Inc.	971,653
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Packaging & Containers – (continued)
18,827	Sonoco Products Co.	$1,055,065
	Total Packaging & Containers	2,922,022
Transportation – 0.8%
36,482	Echo Global Logistics Inc.*	1,211,202
12,581	Saia Inc.*	997,044
177,400	Schneider National Inc., Class B Shares	4,798,670
	Total Transportation	7,006,916
	TOTAL INDUSTRIAL	99,087,333
TECHNOLOGY – 7.2%
Computers – 2.2%
8,727	CACI International Inc., Class A Shares*	1,701,765
67,304	Conduent Inc.*	1,560,107
62,383	Endava PLC, ADR*	1,635,682
297,800	Hewlett Packard Enterprise Co.	4,922,634
76,872	Kornit Digital Ltd.*(a)	1,610,468
17,391	Mercury Systems Inc.*	947,983
63,784	PlayAGS Inc.*	2,043,639
98,530	USA Technologies Inc.*	1,601,113
40,887	Virtusa Corp.*	2,382,077
	Total Computers	18,405,468
Semiconductors – 2.9%
42,600	Analog Devices Inc.	4,211,010
22,200	Cabot Microelectronics Corp.	2,502,606
317,500	Cypress Semiconductor Corp.	5,464,175
37,706	Inphi Corp.*	1,397,761
151,615	MACOM Technology Solutions Holdings Inc.*(a)	3,494,726
23,338	Semtech Corp.*	1,394,446
67,100	Xilinx Inc.	5,222,393
	Total Semiconductors	23,687,117
Software – 2.1%
88,856	Altair Engineering Inc., Class A Shares*	3,711,515
34,103	Alteryx Inc., Class A Shares*	1,979,679
53,617	Everbridge Inc.*	3,228,280
41,287	Five9 Inc.*	1,983,840
59,335	SendGrid Inc.*	2,152,080
40,975	Smartsheet Inc., Class A Shares*	1,218,187
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
11,744	Tabula Rasa HealthCare Inc.*	$1,029,597
66,473	Upland Software Inc.*	2,474,125
	Total Software	17,777,303
	TOTAL TECHNOLOGY	59,869,888
UTILITIES – 4.2%
Electric – 4.2%
78,500	American Electric Power Co., Inc.	5,630,805
16,524	Black Hills Corp.	972,437
27,400	Evergy Inc.	1,563,170
139,700	FirstEnergy Corp.	5,221,986
28,007	Hawaiian Electric Industries Inc.	987,807
13,676	IDACORP Inc.	1,338,197
46,116	Portland General Electric Co.	2,139,782
216,800	PPL Corp.	6,447,632
49,700	Sempra Energy	5,769,176
95,800	Xcel Energy Inc.	4,603,190
	Total Electric	34,674,182
	TOTAL UTILITIES	34,674,182
	TOTAL COMMON STOCKS (Cost – $541,348,569)	638,936,686
EXCHANGE TRADED FUNDS (ETFs) – 19.9%
410,225	iShares Core S&P Mid-Cap	83,829,479
882,978	iShares Core S&P Small-Cap	79,741,743
13,011	iShares Russell 2000 Value(a)	1,780,816
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $132,804,042)	165,352,038
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $674,152,611)	804,288,724
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 3.2%
TIME DEPOSITS – 3.2%
$80	Brown Brothers Harriman – Grand Cayman, 1.280% due 9/4/18	$80
4,571,671	Citibank – New York, 1.280% due 9/4/18	4,571,671
7,159,127	Industrial & Commercial Bank of China – New York, 1.280% due 9/4/18	7,159,127
14,680,095	JPMorgan Chase & Co. – New York, 1.280% due 9/4/18	14,680,095
	TOTAL TIME DEPOSITS (Cost – $26,410,973)	26,410,973
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 2.9%
MONEY MARKET FUND – 2.9%
24,705,742	Federated Government Obligations Fund, Premier Class, 1.845%(c) (Cost – $24,705,742)	24,705,742
	TOTAL INVESTMENTS – 102.8% (Cost – $725,269,326#)	855,405,439
	Liabilities in Excess of Other Assets – (2.8)%	(23,005,647)
	TOTAL NET ASSETS – 100.0%	$832,399,792

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2018, amounts to approximately $518,535 and represents 0.06% of net assets.

(c)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipts
PLC — Public Limited Company
Summary of Investments by Security Sector^
Consumer Non-cyclical	18.9%
Financial	15.3
Industrial	11.6
Consumer Cyclical	7.5
Technology	7.0
Energy	4.4
Utilities	4.1
Communications	3.6
Basic Materials	2.2
Diversified	0.1
Exchange Traded Funds (ETFs)	19.3
Short-Term Investments	3.1
Money Market Fund	2.9
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 77.8%
Argentina – 0.4%
16,934	Banco Macro SA, ADR	$739,000
18,144	Globant SA*	1,177,183
111,994	Loma Negra Cia Industrial Argentina SA, ADR*	845,554
177,884	YPF SA, ADR*	2,691,385
	Total Argentina	5,453,122
Australia – 1.9%
347,028	Amcor Ltd.	3,565,877
334,592	Brambles Ltd.	2,646,749
376,146	DuluxGroup Ltd.	2,125,285
741,248	Nanosonics Ltd.*	1,875,618
244,039	Nick Scali Ltd.	1,184,340
2,402	Orica Ltd.	30,442
865,917	Pro Medicus Ltd.	6,342,912
985,892	South32 Ltd.	2,480,092
541,100	Webjet Ltd.	6,615,204
	Total Australia	26,866,519
Austria – 0.4%
123,493	Erste Group Bank AG*	4,919,398
Belgium – 0.2%
22,141	Anheuser-Busch InBev SA	2,064,943
Bermuda – 0.1%
88,216	Hiscox Ltd.	1,928,091
Brazil – 1.5%
404,896	B3 SA – Brasil Bolsa Balcao	2,164,166
305,100	Banco Bradesco SA, ADR	2,117,394
221,836	BB Seguridade Participacoes SA	1,333,926
179,204	Itau Unibanco Holding SA, ADR	1,867,306
452,725	Kroton Educacional SA	1,136,511
130,071	Localiza Rent a Car SA	687,880
111,503	Pagseguro Digital Ltd., Class A Shares*	3,221,322
292,067	Petroleo Brasileiro SA, ADR	3,174,768
812,865	Rumo SA*	2,841,264
145,472	Smiles Fidelidade SA	1,854,892
	Total Brazil	20,399,429
Canada – 2.1%
29,641	Alimentation Couche-Tard Inc., Class B Shares	1,419,243
100,800	Canadian Natural Resources Ltd.	3,442,140
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
12,200	Canadian Pacific Railway Ltd.	$2,566,310
324,706	Computer Modelling Group Ltd.(a)	2,169,849
9,357	Descartes Systems Group Inc.*	326,695
43,111	Equitable Group Inc.(a)	2,146,465
4,874	Fairfax Financial Holdings Ltd.	2,676,087
135,708	Jamieson Wellness Inc.	2,694,608
59,531	Magna International Inc.	3,221,818
36,700	Restaurant Brands International Inc.	2,106,580
189,278	Seven Generations Energy Ltd., Class A Shares*	2,227,994
46,393	Thomson Reuters Corp.	2,063,491
40,500	TransCanada Corp.	1,725,300
	Total Canada	28,786,580
China – 6.3%
83,589	Alibaba Group Holding Ltd., ADR*	14,628,911
13,144	Baidu Inc., ADR*	2,976,853
294,500	BTG Hotels Group Co., Ltd., Class A Shares	792,549
2,345,004	China Construction Bank Corp., Class H Shares(b)	2,073,689
717,705	China Everbright Ltd.	1,258,729
1,512,418	China Mengniu Dairy Co., Ltd.	4,372,859
360,747	China Mobile Ltd.	3,394,072
15,114,191	China Tower Corp., Ltd, Class H Shares*(b)(c)	2,330,059
1,004,460	CSPC Pharmaceutical Group Ltd.	2,539,786
45,828	Ctrip.com International Ltd., ADR*	1,794,166
278,200	Gree Electric Appliances Inc. of Zhuhai, Class A Shares*	1,581,435
1,013,537	Haitong Securities Co., Ltd., Class H Shares(b)	897,126
375,135	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	1,723,484
64,666	Han’s Laser Technology Industry Group Co., Ltd., Class A Shares	412,701
787,271	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	579,017
995,751	Kangde Xin Composite Material Group Co., Ltd., Class A Shares*(d)	2,000,800
1,369,761	Kingdee International Software Group Co., Ltd.	1,564,104
16,753	Kweichow Moutai Co., Ltd., Class A Shares	1,613,385
296,867	Midea Group Co., Ltd., Class A Shares	1,802,067
68,026	Momo Inc., ADR*	3,148,924
29,940	Pinduoduo Inc., ADR*(a)	579,339
136,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	1,311,772
234,811	Shenzhou International Group Holdings Ltd.	3,084,583
1,933,634	Sino Biopharmaceutical Ltd.	2,451,710
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
536,732	Sinopharm Group Co., Ltd., Class H Shares(b)	$2,668,733
71,112	Sunny Optical Technology Group Co., Ltd.	905,114
15,273	TAL Education Group, ADR*	452,081
327,012	Tencent Holdings Ltd.	14,192,856
3,638,683	WH Group Ltd.(c)	2,742,276
2,034,000	Yihai International Holding Ltd.(a)(b)	5,214,212
160,473	Yunnan Baiyao Group Co., Ltd., Class A Shares	1,862,961
37,550	Zai Lab Ltd., ADR*(a)	853,511
	Total China	87,803,864
Denmark – 0.3%
9,545	GN Store Nord AS	495,245
14,969	Jyske Bank AS, Class Registered Shares	759,621
31,974	Royal Unibrew AS	2,754,442
19,851	Sydbank AS	581,369
	Total Denmark	4,590,677
Egypt – 0.1%
8,667,245	Cleopatra Hospital*	1,798,546
Finland – 0.3%
72,769	Sampo OYJ, Class A Shares	3,725,776
31,707	Wartsila OYJ Abp	670,102
	Total Finland	4,395,878
France – 4.5%
24,301	Air Liquide SA	3,062,317
20,825	Airbus SE	2,570,792
21,966	Akka Technologies	1,744,542
25,786	Aubay	1,239,418
34,600	BNP Paribas SA	2,033,825
77,952	Danone SA	6,143,767
1,630	Dassault Aviation SA	3,034,138
30,995	Dassault Systemes SE	5,025,024
40,518	Esker SA	2,775,325
10,591	Infotel SA	608,061
68,148	Legrand SA	5,137,807
18,917	L’Oreal SA	4,540,665
2,449	LVMH Moet Hennessy Louis Vuitton SE	858,723
26,883	MGI Digital Graphic Technology*	1,747,592
45,605	Pernod Ricard SA	7,201,184
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
95,608	Schneider Electric SE	$7,807,310
43,257	Thales SA	6,095,734
20,898	TOTAL SA	1,308,383
	Total France	62,934,607
Germany – 6.2%
16,563	Aumann AG	1,232,850
86,956	Bayer AG, Class Registered Shares	8,116,936
34,180	Brenntag AG	2,062,176
50,330	CANCOM SE	2,236,849
131,734	Deutsche Wohnen SE	6,657,779
47,511	Fresenius SE & Co. KGaA	3,628,279
68,837	GEA Group AG	2,616,356
67,541	Henkel AG & Co. KGaA	8,621,402
25,687	Hypoport AG*	5,617,449
206,079	Infineon Technologies AG	5,247,758
53,299	Isra Vision AG	3,706,501
17,968	LEG Immobilien AG	2,193,803
8,195	Linde AG	1,866,664
24,654	Merck KGaA	2,590,705
58,252	Nexus AG	1,784,900
14,381	SAP SE	1,729,822
58,395	Scout24 AG(c)	3,022,034
35,489	Siemens Healthineers AG*(c)	1,613,683
48,385	Symrise AG	4,521,601
68,724	TAG Immobilien AG	1,691,220
506,945	Telefonica Deutschland Holding AG	2,106,881
109,551	Vonovia SE	5,622,513
12,618	Wirecard AG	2,802,205
8,973	XING SE	3,346,042
25,859	Zalando SE*(c)	1,361,058
	Total Germany	85,997,466
Greece – 0.2%
286,556	Sarantis SA	2,394,205
Hong Kong – 1.9%
775,000	AIA Group Ltd.	6,694,546
590,000	China Overseas Land & Investment Ltd.	1,870,228
498,000	CK Hutchison Holdings Ltd.	5,742,652
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
777,600	Esprit Holdings Ltd.*	$184,554
72,400	Jardine Matheson Holdings Ltd.	4,570,039
344,211	Techtronic Industries Co., Ltd.	2,106,224
6,495,093	Tongda Group Holdings Ltd.	976,272
142,783	Tongda Hong Tai Holdings Ltd.*	24,908
1,124,000	Vitasoy International Holdings Ltd.	3,610,232
	Total Hong Kong	25,779,655
India – 5.4%
125,471	Amara Raja Batteries Ltd.	1,496,260
369,298	Axis Bank Ltd.*	3,378,356
23,500	Bajaj Finance Ltd.	945,874
474,427	Berger Paints India Ltd.	2,239,576
36,734	Britannia Industries Ltd.	3,490,280
400,919	Byke Hospitality Ltd.	539,833
308,411	Coal India Ltd.	1,240,317
75,646	Divi’s Laboratories Ltd.	1,395,162
310,013	Edelweiss Financial Services Ltd.	1,225,346
658,914	Exide Industries Ltd.	2,651,996
338,653	Gulf Oil Lubricants India Ltd.	3,946,641
358,963	Housing Development Finance Corp., Ltd.	9,816,434
938,740	JM Financial Ltd.	1,588,382
215,178	JSW Steel Ltd.	1,205,032
194,811	Kotak Mahindra Bank Ltd.	3,532,901
179,063	Manpasand Beverages Ltd.	326,886
17,788	Maruti Suzuki India Ltd.	2,280,300
298,345	Max Financial Services Ltd.*	1,883,284
1,039,600	Minda Corp., Ltd.	2,231,698
133,882	Motherson Sumi Systems Ltd.	573,557
1,785,011	NTPC Ltd.	4,311,030
43,310	Piramal Enterprises Ltd.	1,958,343
532,186	Power Grid Corp. of India Ltd.	1,508,213
243,980	SBI Life Insurance Co., Ltd.(c)	2,321,413
200,648	Sun Pharmaceutical Industries Ltd.	1,842,759
122,124	Sun TV Network Ltd.	1,321,423
142,681	Supreme Industries Ltd.	2,413,440
221,686	Tata Chemicals Ltd.	2,372,158
135,632	Tata Communications Ltd.	1,031,802
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
494,119	Tata Global Beverages Ltd.	$1,633,505
133,398	Titan Co., Ltd.	1,678,464
112,116	V-Mart Retail Ltd.	4,985,883
174,386	Zee Entertainment Enterprises Ltd.	1,228,069
	Total India	74,594,617
Indonesia – 0.8%
29,598,200	Ace Hardware Indonesia Tbk PT	2,732,577
2,207,200	Bank Central Asia Tbk PT	3,716,960
11,085,695	Kimia Farma Persero Tbk PT	1,776,004
34,669,200	Sarana Menara Nusantara Tbk PT, (Restricted)(e)	1,199,710
2,899,837	Tower Bersama Infrastructure Tbk PT	1,092,817
	Total Indonesia	10,518,068
Ireland – 0.4%
31,869	Kerry Group PLC, Class A Shares	3,637,748
13,657	Ryanair Holdings PLC, ADR*	1,391,239
	Total Ireland	5,028,987
Isle of Man – 0.0%
35,449	Playtech PLC	245,041
Israel – 0.3%
15,042	Check Point Software Technologies Ltd.*	1,747,730
39,601	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,019,937
	Total Israel	3,767,667
Italy – 0.4%
401,052	Banca Mediolanum SpA	2,711,734
178,481	Gruppo MutuiOnline SpA	2,960,577
	Total Italy	5,672,311
Japan – 12.4%
105,700	Arcland Service Holdings Co., Ltd.	1,902,252
126,600	Astellas Pharma Inc.	2,144,855
43,700	Bridgestone Corp.	1,606,312
110,745	Carenet Inc.	844,732
119,500	Chiba Bank Ltd.	783,456
46,300	Chugai Pharmaceutical Co., Ltd.	2,681,376
110,000	Daiwa Securities Group Inc.	659,328
48,100	Digital Arts Inc.(a)	2,188,171
7,500	Disco Corp.	1,340,391
33,812	en-japan Inc.	1,588,861
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
64,085	Evolable Asia Corp.	$1,621,867
133,300	Fujitsu General Ltd.	2,196,819
118,000	Hachijuni Bank Ltd.	526,179
20,810	Hirose Electric Co., Ltd.	2,464,502
299,565	Infomart Corp.	3,529,738
166,900	Inpex Corp.	1,821,985
92,800	IR Japan Holdings Ltd.	1,417,751
75,200	Ito En Ltd.	3,296,990
36,100	Itokuro Inc.*	1,933,609
71,500	Japan Elevator Service Holdings Co., Ltd.(a)	1,885,255
186,800	Japan Material Co., Ltd.	2,712,413
126,000	Japan Tobacco Inc.	3,312,126
97,000	Kansai Paint Co., Ltd.	1,914,161
86,400	Kao Corp.	6,701,514
152,100	KDDI Corp.	4,026,881
47,700	Kobayashi Pharmaceutical Co., Ltd.	3,423,659
24,100	Koito Manufacturing Co., Ltd.	1,488,164
4,100	Kose Corp.	753,911
38,800	Kusuri no Aoki Holdings Co., Ltd.	2,829,596
56,091	M&A Capital Partners Co., Ltd.*	3,407,255
198,600	Mebuki Financial Group Inc.	702,785
12,600	Mercari Inc.*	419,679
48,300	MISUMI Group Inc.	1,243,986
303,000	Mitsubishi Electric Corp.	4,080,149
519,100	Morningstar Japan KK(a)	1,993,600
15,800	Murata Manufacturing Co., Ltd.	2,712,534
61,100	Nihon Kohden Corp.	1,786,394
99,600	Nippon Telegraph & Telephone Corp.	4,435,573
11,100	Nissin Foods Holdings Co., Ltd.	707,120
71,600	Nomura Research Institute Ltd.	3,564,370
176,900	North Pacific Bank Ltd.	597,159
34,300	Obic Co., Ltd.	3,223,586
49,300	Omron Corp.	2,205,606
212,600	Open Door Inc.*(a)	6,403,357
78,400	Persol Holdings Co., Ltd.	1,753,481
288,910	Prestige International Inc.	3,323,824
87,400	Qol Co., Ltd.	1,739,766
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
229,498	Rakus Co., Ltd.	$4,324,892
126,500	Renesas Electronics Corp.*	956,108
59,500	Rohto Pharmaceutical Co., Ltd.	1,903,139
205,800	Santen Pharmaceutical Co., Ltd.	3,168,362
42,400	Secom Co., Ltd.	3,488,091
46,600	Sega Sammy Holdings Inc.	750,880
52,800	Seria Co., Ltd.	2,162,311
121,700	Seven & i Holdings Co., Ltd.	4,953,843
5,200	SMC Corp.	1,727,796
186,738	SMS Co., Ltd.	3,543,626
21,600	Sohgo Security Services Co., Ltd.	950,124
45,300	Stanley Electric Co., Ltd.	1,565,708
74,500	Strike Co., Ltd.(a)	2,519,211
141,700	Sumitomo Corp.	2,298,361
9,700	Sumitomo Mitsui Financial Group Inc.	381,509
27,400	Suzuki Motor Corp.	1,780,357
268,000	Systena Corp.	3,469,271
38,000	Takeda Pharmaceutical Co., Ltd.	1,591,070
75,300	Terumo Corp.	4,149,689
79,100	Toyo Suisan Kaisha Ltd.	2,914,962
46,000	Trust Tech Inc.	2,017,566
32,700	USS Co., Ltd.	615,096
120,700	Vector Inc.	2,754,035
534,900	Yahoo Japan Corp.	1,837,294
54,200	Yakuodo Co., Ltd.	1,817,179
10,100	Yamato Holdings Co., Ltd.	300,062
58,400	Yokogawa Electric Corp.	1,196,342
175,259	Yume No Machi Souzou Iinkai Co., Ltd.(a)	5,277,412
	Total Japan	172,311,374
Malaysia – 0.6%
11,070,531	7-Eleven Malaysia Holdings Bhd	3,823,332
343,000	Carlsberg Brewery Malaysia Bhd	1,696,232
128,000	Dutch Lady Milk Industries Bhd	2,071,090
3,079,916	My EG Services Bhd	1,116,692
	Total Malaysia	8,707,346
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Mexico – 1.5%
219,926	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	$1,726,419
34,999	Fomento Economico Mexicano SAB de CV, ADR	3,355,704
147,367	Gruma SAB de CV, Class B Shares	1,865,072
632,878	Grupo Lala SAB de CV, Class B Shares	673,687
641,183	Infraestructura Energetica Nova SAB de CV	2,992,310
1,431,500	Qualitas Controladora SAB de CV	3,570,037
1,223,180	Unifin Financiera SAB de CV SOFOM ENR	3,121,596
1,054,496	Wal-Mart de Mexico SAB de CV	2,920,797
	Total Mexico	20,225,622
Netherlands – 1.1%
326	Adyen NV*(c)	228,645
15,639	ASML Holding NV	3,189,112
13,763	Core Laboratories NV	1,576,551
48,329	Heineken NV	4,780,579
10,290	ING Groep NV	139,812
50,062	Koninklijke Philips NV	2,239,441
39,307	NXP Semiconductors NV*	3,661,054
	Total Netherlands	15,815,194
New Zealand – 0.3%
254,334	Freightways Ltd.	1,280,539
454,347	Restaurant Brands New Zealand Ltd.(a)	2,314,429
	Total New Zealand	3,594,968
Nigeria – 0.0%
1,551,703	Lekoil Ltd., CDI*	355,584
Norway – 0.3%
62,777	DNB ASA	1,278,065
345,151	Spectrum ASA	2,502,761
	Total Norway	3,780,826
Pakistan – 0.2%
1,031,430	Hascol Petroleum Ltd.	2,541,211
Panama – 0.1%
11,172	Copa Holdings SA, Class A Shares	893,090
Peru – 0.1%
8,403	Credicorp Ltd.	1,832,022
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Philippines – 0.8%
2,962,835	Ayala Land Inc.	$2,465,471
912,238	BDO Unibank Inc.	2,220,894
6,732,565	Metro Pacific Investments Corp.	686,332
2,501,145	Philippine Seven Corp.	5,122,648
54,820	SM Investments Corp., (Restricted)(e)	989,794
	Total Philippines	11,485,139
Poland – 0.2%
26,734	AmRest Holdings SE*	2,928,460
Portugal – 0.1%
117,793	Jeronimo Martins SGPS SA	1,764,617
Russia – 0.5%
335,643	Sberbank of Russia PJSC, ADR	3,664,582
81,445	Yandex NV, Class A Shares*	2,616,828
	Total Russia	6,281,410
Singapore – 0.3%
2,072,500	Riverstone Holdings Ltd.(a)	1,736,644
105,734	Sea Ltd., ADR*	1,506,710
1,837,100	Sheng Siong Group Ltd.	1,566,454
	Total Singapore	4,809,808
South Africa – 1.3%
153,672	Bid Corp., Ltd.	3,278,088
215,834	Bidvest Group Ltd.	3,170,583
661,389	FirstRand Ltd.	3,185,813
2,233,915	Italtile Ltd.	2,098,033
9,668	Naspers Ltd., Class N Shares	2,146,027
540,192	Pepkor Holdings Ltd.*(c)	661,710
54,283	Sasol Ltd.	2,123,951
29,325	Sasol Ltd., ADR	1,151,299
	Total South Africa	17,815,504
South Korea – 2.8%
10,998	Amorepacific Corp.	2,591,989
158,158	BusinessOn Communication Co., Ltd.(a)	3,458,087
66,631	DIO Corp.*	1,999,094
66,813	KB Financial Group Inc.	3,089,638
114,430	Kia Motors Corp.	3,287,747
906	LEENO Industrial Inc.	49,931
1,679	LG Household & Health Care Ltd.	1,904,021
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
104,487	Minwise Co., Ltd.(a)	$2,022,001
6,253	NAVER Corp.	4,213,904
274,213	Samsung Electronics Co., Ltd.	11,910,013
17,875	Samsung Life Insurance Co., Ltd.	1,479,583
10,123	SK Telecom Co., Ltd.	2,377,564
10,560	Tokai Carbon Korea Co., Ltd.(a)	593,556
	Total South Korea	38,977,128
Spain – 1.3%
145,778	Amadeus IT Group SA	13,523,315
494,150	CaixaBank SA	2,218,271
119,113	Grifols SA, ADR	2,590,708
	Total Spain	18,332,294
Sweden – 1.3%
223,412	Essity AB, Class B Shares	5,795,565
103,597	eWork Group AB	1,143,997
376,802	Fortnox AB	3,325,201
46,287	Hexagon AB, Class B Shares	2,751,580
124,806	HMS Networks AB	2,029,122
238,998	Svenska Handelsbanken AB, Class A Shares	2,901,314
	Total Sweden	17,946,779
Switzerland – 3.9%
39	Chocoladefabriken Lindt & Spruengli AG	290,252
24,905	Cie Financiere Richemont SA, Class Registered Shares	2,199,783
2,223	dormakaba Holding AG, ADR*	1,559,164
1,928	Geberit AG, Class Registered Shares	877,645
3,652	Givaudan SA, Class Registered Shares	8,878,129
73,011	Julius Baer Group Ltd.*	3,876,236
218,149	Nestle SA, Class Registered Shares	18,304,991
13,539	Roche Holding AG	3,360,631
5,378	Schindler Holding AG	1,284,531
1,592	SGS SA, Class Registered Shares	4,190,438
7,386	Sika AG, Class Registered Shares	1,097,010
553,764	UBS Group AG, Class Registered Shares*	8,635,812
	Total Switzerland	54,554,622
Taiwan – 3.3%
103,000	ASPEED Technology Inc.	2,396,823
453,000	Delta Electronics Inc.	1,816,496
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
149,392	Eclat Textile Co., Ltd.	$1,816,691
1,109,000	Far EasTone Telecommunications Co., Ltd.	2,645,814
143,642	Ginko International Co., Ltd.	969,327
501,000	Hota Industrial Manufacturing Co., Ltd.	2,041,520
15,000	Largan Precision Co., Ltd.	2,300,169
274,285	Makalot Industrial Co., Ltd.	1,422,317
91,820	Poya International Co., Ltd.	942,961
813,000	Taiwan Mobile Co., Ltd.	2,836,632
692,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,811,414
280,072	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,211,139
287,188	TCI Co., Ltd.	5,242,200
177,000	Voltronic Power Technology Corp.	3,052,701
	Total Taiwan	45,506,204
Thailand – 0.7%
135,598	Bangkok Bank PCL, Class F Shares	862,054
155,236	Bangkok Bank PCL, NVDR	972,395
1,798,531	CP ALL PCL, Class F Shares	3,705,764
8,264,300	Humanica PCL, Class F Shares	2,699,268
7,358,600	Plan B Media PCL, Class F Shares(a)	1,527,426
	Total Thailand	9,766,907
United Arab Emirates – 0.3%
54,306	DP World Ltd.	1,161,663
697,515	First Abu Dhabi Bank PJSC	2,810,342
	Total United Arab Emirates	3,972,005
United Kingdom – 7.2%
57,759	accesso Technology Group PLC*	2,074,126
534,128	Advanced Medical Solutions Group PLC	2,353,916
631,246	ASA International Group PLC*(c)	4,026,113
33,100	AstraZeneca PLC, ADR	1,269,054
91,070	Avon Rubber PLC	1,629,528
154,733	British American Tobacco PLC	7,470,067
32,613	Bunzl PLC	1,014,281
69,908	Burberry Group PLC	2,026,864
655,381	Clipper Logistics PLC	2,719,532
270,091	Compass Group PLC	5,807,888
810,956	ConvaTec Group PLC(c)	2,244,989
10,686	Croda International PLC	707,368
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
175,003	Diageo PLC	$6,117,246
90,652	Experian PLC	2,258,959
416,458	GB Group PLC	3,380,322
55,924	Gear4Music Holdings PLC*	451,517
153,888	Halma PLC	2,858,212
584,672	Horizon Discovery Group PLC*(a)	1,638,271
77,179	IG Group Holdings PLC	904,938
163,344	IMI PLC	2,562,285
41,914	Intertek Group PLC	2,791,291
73,339	Jardine Lloyd Thompson Group PLC	1,374,233
20,334	LivaNova PLC*	2,552,934
44,550	London Stock Exchange Group PLC	2,672,431
210,871	On the Beach Group PLC(c)	1,438,411
309,651	Patisserie Holdings PLC	1,775,551
141,569	Prudential PLC	3,188,610
102,629	Reckitt Benckiser Group PLC	8,733,985
97,971	RELX NV	2,171,057
140,744	Rentokil Initial PLC	593,817
280,413	Sanne Group PLC	2,237,546
364,047	Smart Metering Systems PLC	2,842,456
182,961	Smith & Nephew PLC	3,225,528
42,114	Spectris PLC	1,285,226
35,960	Spirax-Sarco Engineering PLC	3,325,286
921,344	Tullow Oil PLC*	2,785,042
1,291,050	Vodafone Group PLC	2,750,752
	Total United Kingdom	99,259,632
United States – 3.5%
156,799	America Movil SAB de CV, Class L Shares, ADR	2,629,519
43,162	Analog Devices Inc.	4,266,564
20,340	ANSYS Inc.*	3,782,833
2,075	Booking Holdings Inc.*	4,049,466
137,481	Cadence Design Systems Inc.*	6,467,106
83,892	Colgate-Palmolive Co.	5,571,268
28,053	DENTSPLY SIRONA Inc.	1,119,876
91,934	Liberty Latin America Ltd., Class C Shares*	1,804,664
20,500	Mastercard Inc., Class A Shares	4,418,980
18,654	Nordson Corp.	2,593,279
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
1,278	NVIDIA Corp.	$358,709
22,526	Philip Morris International Inc.	1,754,550
70,987	Shire PLC	4,143,024
26,495	Texas Instruments Inc.	2,978,038
24,700	Waste Connections Inc.	1,960,933
	Total United States	47,898,809
	TOTAL COMMON STOCKS (Cost – $963,457,804)	1,077,296,226
EXCHANGE TRADED FUNDS (ETFs) – 17.8%
United States – 17.8%
2,665,052	iShares Core MSCI EAFE	169,790,463
1,464,354	iShares Core MSCI Emerging Markets	76,600,358
	Total United States	246,390,821
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $224,485,768)	246,390,821
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,187,943,572)	1,323,687,047
Face Amount†
SHORT-TERM INVESTMENTS – 4.3%
TIME DEPOSITS – 3.7%
$6,505,227	ANZ National Bank – London, 1.280% due 9/4/18	6,505,227
10,968,176	Banco Santander SA – Frankfurt, 1.280% due 9/4/18	10,968,176
215,053EUR	BNP Paribas SA – Paris, (0.570)% due 9/3/18	249,645
	Brown Brothers Harriman – Grand Cayman:
31,026CHF	(1.420)% due 9/3/18	32,016
1,283,487JPY	(0.230)% due 9/3/18	11,554
7NOK	0.150% due 9/3/18	1
11,064GBP	0.370% due 9/3/18	14,342
750SGD	0.550% due 9/3/18	546
930,772HKD	0.570% due 9/3/18	118,588
63AUD	0.900% due 9/3/18	45
4,300ZAR	5.810% due 9/3/18	293
12CAD	0.590% due 9/4/18	9
593	1.280% due 9/4/18	593
22,069,655	Deutsche Bank AG – Grand Cayman, 1.280% due 9/4/18	22,069,655
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
$11,045,606	JPMorgan Chase & Co. – New York, 1.280% due 9/4/18	$11,045,606
10,564,752JPY	Sumitomo Mitsui Banking Corp. – Tokyo, (0.230)% due 9/3/18	95,105
	TOTAL TIME DEPOSITS (Cost – $51,111,401)	51,111,401
U.S. GOVERNMENT AGENCY – 0.6%
8,931,000	Federal Home Loan Bank (FHLB) Discount Notes, 1.830% due 9/4/18(f) (Cost – $8,929,638)	8,929,638
	TOTAL SHORT-TERM INVESTMENTS (Cost – $60,041,039)	60,041,039
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.9%
MONEY MARKET FUND – 0.9%
13,246,061	Federated Government Obligations Fund, Premier Class, 1.845%(g) (Cost – $13,246,061)	13,246,061
	TOTAL INVESTMENTS – 100.8% (Cost – $1,261,230,672#)	1,396,974,147
	Liabilities in Excess of Other Assets – (0.8)%	(11,160,792)
	TOTAL NET ASSETS – 100.0%	$1,385,813,355

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Security trades on the Hong Kong exchange.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2018, amounts to approximately $21,990,391 and represents 1.59% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(e)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2018, amounts to approximately $2,189,504 and represents 0.16% of net assets.

(f)
Rate shown represents yield-to-maturity.

(g)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipts
CDI — Clearing House Electronics Systems (CHESS) Depositary Interest
NVDR — Non Voting Depository Receipts
PCL — Public Company Limited
PLC — Public Limited Company
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations International Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.0%
Financial	12.2
Communications	10.1
Technology	10.0
Industrial	8.8
Consumer Cyclical	8.2
Basic Materials	2.4
Energy	2.0
Diversified	0.7
Utilities	0.7
Exchange Traded Funds (ETFs)	17.6
Short-Term Investments	4.3
Money Market Fund	1.0
100.0%

^
As a percentage of total investments.

At August 31, 2018, Destinations International Equity Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	1,291,000	UBS	$1,674,160	9/14/18	$—	$(24,764)	$(24,764)
Japanese Yen	276,603,000	SSB	2,491,455	9/14/18	6,732	—	6,732
Japanese Yen	205,000,000	CITI	1,869,976	2/22/19	10,987	—	10,987
Japanese Yen	955,995,000	SSB	8,720,429	2/22/19	59,228	—	59,228
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$76,947	$(24,764)	$52,183

Currency Abbreviations used in this schedule:	Counterparty Abbreviations used in this schedule:
AUD — Australian Dollar	CITI — Citigroup Global Markets Inc.
CAD — Canadian Dollar	SSB — State Street Bank and Trust Co.
CHF — Swiss Franc	UBS — UBS AG
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
SGD — Singapore Dollar
ZAR — South African Rand
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 63.8%
COMMUNICATIONS – 9.6%
Telecommunications – 9.6%
324,822	AT&T Inc.	$10,374,815
115,968	BCE Inc.	4,730,000
194,076	Verizon Communications Inc.	10,551,912
1,964,918	Vodafone Group PLC	4,190,179
46,741	Vodafone Group PLC, ADR	1,010,073
	Total Telecommunications	30,856,979
	TOTAL COMMUNICATIONS	30,856,979
CONSUMER NON-CYCLICAL – 21.0%
Agriculture – 7.8%
171,284	Altria Group Inc.	10,023,540
60,100	British American Tobacco PLC	2,899,444
87,829	Imperial Brands PLC	3,124,239
112,541	Philip Morris International Inc.	8,765,818
	Total Agriculture	24,813,041
Beverages – 3.5%
185,761	Coca-Cola Co.	8,279,368
26,825	PepsiCo Inc.	3,004,668
	Total Beverages	11,284,036
Cosmetics/Personal Care – 1.2%
47,825	Procter & Gamble Co.	3,967,084
Food – 1.6%
66,975	General Mills Inc.	3,081,520
34,400	Kraft Heinz Co.	2,004,488
	Total Food	5,086,008
Household Products/Wares – 1.4%
38,650	Kimberly-Clark Corp.	4,465,621
Pharmaceuticals – 5.5%
28,026	AbbVie Inc.	2,689,936
48,325	AstraZeneca PLC	3,630,342
389,675	GlaxoSmithKline PLC	7,882,441
81,850	Pfizer Inc.	3,398,412
	Total Pharmaceuticals	17,601,131
	TOTAL CONSUMER NON-CYCLICAL	67,216,921
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – 11.2%
Oil & Gas – 11.2%
1,039,825	BP PLC	$7,377,479
49,439	BP PLC, ADR	2,119,944
65,427	Chevron Corp.	7,750,482
117,575	Exxon Mobil Corp.	9,425,988
65,825	Occidental Petroleum Corp.	5,257,443
62,729	TOTAL SA	3,922,757
	Total Oil & Gas	35,854,093
	TOTAL ENERGY	35,854,093
FINANCIAL – 9.0%
Banks – 1.1%
37,425	Canadian Imperial Bank of Commerce	3,507,608
Diversified Financial Services – 0.6%
83,425	Invesco Ltd.	2,010,543
Equity Real Estate Investment Trusts (REITs) – 6.9%
68,800	Crown Castle International Corp.	7,845,264
19,025	Digital Realty Trust Inc.	2,364,427
39,325	National Retail Properties Inc.	1,812,489
73,025	Omega Healthcare Investors Inc.	2,413,476
13,425	Public Storage	2,853,887
81,400	Ventas Inc.	4,873,418
	Total Equity Real Estate Investment Trusts (REITs)	22,162,961
Insurance – 0.4%
6,250	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,348,037
	TOTAL FINANCIAL	29,029,149
INDUSTRIAL – 1.2%
Transportation – 1.2%
30,950	United Parcel Service Inc., Class B Shares	3,803,136
TECHNOLOGY – 0.5%
Software – 0.5%
21,200	Paychex Inc.	1,552,900
UTILITIES – 11.3%
Electric – 9.7%
23,679	American Electric Power Co., Inc.	1,698,495
116,425	Dominion Energy Inc.	8,239,397
115,000	Duke Energy Corp.	9,342,600
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
183,150	PPL Corp.	$5,446,881
39,975	Public Service Enterprise Group Inc.	2,092,691
101,440	Southern Co.	4,441,043
	Total Electric	31,261,107
Gas – 1.6%
475,958	National Grid PLC	4,997,766
	TOTAL UTILITIES	36,258,873
	TOTAL COMMON STOCKS (Cost – $206,258,696)	204,572,051
EXCHANGE TRADED FUNDS (ETFs) – 34.9%
1,871,627	iShares Core Dividend Growth(a)	69,343,780
475,349	iShares Core High Dividend	42,505,708
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $103,234,179)	111,849,488
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $309,492,875)	316,421,539
Face Amount
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
$1,306,588	BNP Paribas – Paris, 1.280% due 9/4/18	1,306,588
539	Brown Brothers Harriman – Grand Cayman, 1.280% due 9/4/18	539
2,312,802	Citibank – New York, 1.280% due 9/4/18	2,312,802
	TOTAL TIME DEPOSITS (Cost – $3,619,929)	3,619,929
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
569,260	Federated Government Obligations Fund, Premier Class, 1.845%(b) (Cost – $569,260)	569,260
	TOTAL INVESTMENTS – 100.0% (Cost – $313,682,064#)	320,610,728
	Liabilities in Excess of Other Assets – 0.0%	(30,365)
	TOTAL NET ASSETS – 100.0%	$320,580,363

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Equity Income Fund (concluded)

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.0%
Utilities	11.3
Energy	11.2
Communications	9.6
Financial	9.0
Industrial	1.2
Technology	0.5
Exchange Traded Funds (ETFs)	34.9
Short-Term Investments	1.1
Money Market Fund	0.2
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS – 85.3%
Canada – 31.5%
2,043,018	First Quantum Minerals Ltd.	$25,629,707
549,598	Hudbay Minerals Inc.	2,569,199
1,268,320	Peyto Exploration & Development Corp.(a)	10,516,685
681,031	Tourmaline Oil Corp.	11,095,654
16,189,959	Turquoise Hill Resources Ltd.*	37,722,605
2,090,472	Whitecap Resources Inc.(a)	12,928,277
	Total Canada	100,462,127
United Kingdom – 0.1%
543,207	Ophir Energy PLC*	288,716
United States – 53.7%
1,283,260	Antero Resources Corp.*	23,753,143
625,261	Centennial Resource Development Inc., Class A Shares*	12,048,779
593,800	Covia Holdings Corp.*	6,727,754
2,401,730	Denbury Resources Inc.*	13,377,636
23,000	EOG Resources Inc.	2,719,290
267,280	EQT Corp.	13,636,626
1,455,172	Kosmos Energy Ltd.*	13,154,755
2,173,876	Laredo Petroleum Inc.*	18,021,432
429,870	Noble Energy Inc.	12,775,736
170,170	Occidental Petroleum Corp.	13,591,478
1,737,860	Range Resources Corp.	28,535,661
1,347,721	SRC Energy Inc.*	12,547,283
	Total United States	170,889,573
	TOTAL COMMON STOCKS (Cost – $298,427,417)	271,640,416
EXCHANGE TRADED FUND (ETF) – 12.6%
United States – 12.6%
787,207	iShares Core US REIT(a) (Cost – $38,174,726)	40,147,557
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $336,602,143)	311,787,973
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Real Assets Fund (concluded)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 2.0%
TIME DEPOSITS – 2.0%
	Brown Brothers Harriman – Grand Cayman:
12AUD	0.900% due 9/3/18	$9
43CAD	0.590% due 9/4/18	33
$348	1.280% due 9/4/18	348
2,474,909	Deutsche Bank AG – Grand Cayman, 1.280% due 9/4/18	2,474,909
3,932,274	JPMorgan Chase & Co. – New York, 1.280% due 9/4/18	3,932,274
	TOTAL TIME DEPOSITS (Cost – $6,407,573)	6,407,573
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 4.9%
MONEY MARKET FUND – 4.9%
15,622,956	Federated Government Obligations Fund, Premier Class, 1.845%(b) (Cost – $15,622,956)	15,622,956
	TOTAL INVESTMENTS – 104.8% (Cost – $358,632,672#)	333,818,502
	Liabilities in Excess of Other Assets – (4.8)%	(15,355,780)
	TOTAL NET ASSETS – 100.0%	$318,462,722

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Currency Abbreviations used in this schedule:
AUD — Australian Dollar
CAD — Canadian Dollar

Summary of Investments by Security Sector^
Energy	59.6%
Basic Materials	21.8
Exchange Traded Fund (ETF)	12.0
Short-Term Investments	1.9
Money Market Fund	4.7
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 24.5%
U.S. GOVERNMENT OBLIGATIONS – 24.0%
	U.S. Treasury Bonds:
$1,000,000	6.125% due 11/15/27	$1,262,578
1,500,000	5.250% due 11/15/28	1,813,008
3,500,000	6.250% due 5/15/30	4,662,246
1,800,000	5.375% due 2/15/31	2,264,484
2,800,000	4.500% due 5/15/38	3,449,578
1,500,000	4.375% due 11/15/39	1,829,590
3,500,000	3.875% due 8/15/40	3,997,656
3,000,000	4.375% due 5/15/41	3,678,047
2,500,000	3.125% due 11/15/41	2,549,707
3,500,000	2.750% due 8/15/42	3,340,859
1,000,000	2.750% due 11/15/42	953,984
8,200,000	3.125% due 2/15/43	8,348,625
300,000	3.750% due 11/15/43	338,473
3,500,000	3.125% due 8/15/44	3,564,531
3,000,000	2.875% due 8/15/45	2,917,031
5,950,000	3.000% due 11/15/45	5,924,666
1,000,000	2.500% due 2/15/46	901,641
2,500,000	2.500% due 5/15/46	2,252,930
700,000	2.875% due 11/15/46	680,121
3,500,000	3.000% due 2/15/47	3,485,098
1,000,000	3.000% due 5/15/47	995,117
9,000,000	2.750% due 8/15/47	8,519,414
1,000,000	2.750% due 11/15/47	946,406
	U.S. Treasury Inflation Indexed Notes:
2,175,936	0.125% due 4/15/22	2,123,181
2,163,273	0.375% due 7/15/27	2,093,615
	U.S. Treasury Notes:
8,300,000	0.750% due 9/30/18	8,292,661
6,000,000	1.375% due 12/15/19	5,911,641
7,000,000	1.375% due 1/31/20	6,886,250
4,000,000	1.625% due 3/15/20	3,942,344
3,000,000	1.125% due 4/30/20	2,928,398
3,000,000	1.500% due 5/15/20	2,944,570
7,000,000	3.500% due 5/15/20	7,100,898
3,500,000	1.375% due 5/31/20	3,426,172
35,300,000	1.500% due 5/31/20	34,629,851
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$2,500,000	1.500% due 6/15/20	$2,451,465
4,000,000	1.625% due 6/30/20	3,928,750
17,800,000	2.500% due 6/30/20	17,758,281
3,000,000	1.500% due 7/15/20	2,938,594
3,000,000	2.625% due 8/15/20	2,999,531
6,000,000	1.375% due 9/30/20	5,846,953
8,000,000	1.625% due 10/15/20	7,831,563
4,000,000	1.875% due 12/15/20	3,930,312
2,000,000	1.750% due 12/31/20	1,958,984
5,000,000	2.000% due 1/15/21	4,923,242
9,000,000	2.125% due 1/31/21	8,885,039
2,000,000	2.250% due 3/31/21	1,978,516
3,500,000	1.125% due 6/30/21	3,351,523
4,000,000	2.125% due 6/30/21	3,938,281
4,000,000	1.875% due 1/31/22	3,889,688
6,000,000	1.750% due 2/28/22	5,806,406
6,000,000	1.875% due 3/31/22	5,825,625
1,500,000	1.625% due 8/15/22	1,437,891
10,000,000	1.875% due 9/30/22	9,667,188
4,000,000	1.875% due 10/31/22	3,863,906
6,000,000	1.750% due 1/31/23	5,753,672
5,000,000	1.500% due 3/31/23	4,733,203
3,000,000	1.625% due 5/31/23	2,850,938
6,000,000	1.375% due 8/31/23	5,615,391
5,000,000	1.625% due 10/31/23	4,727,734
6,000,000	2.250% due 12/31/23	5,846,250
5,000,000	2.750% due 2/15/24	4,994,141
14,700,000	2.125% due 2/29/24	14,214,785
9,500,000	2.125% due 3/31/24	9,179,746
2,000,000	2.500% due 5/15/24	1,970,234
900,000	2.000% due 5/31/24	862,629
4,000,000	2.000% due 6/30/24	3,831,719
1,000,000	1.875% due 8/31/24	949,648
400,000	2.125% due 9/30/24	385,063
4,000,000	2.250% due 11/15/24	3,874,688
4,000,000	2.125% due 11/30/24	3,846,406
2,400,000	2.250% due 12/31/24	2,323,688
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$2,000,000	2.750% due 8/31/25	$1,991,328
14,400,000	2.250% due 11/15/25	13,861,688
2,000,000	1.625% due 2/15/26	1,838,672
15,550,000	1.625% due 5/15/26	14,256,191
12,000,000	2.250% due 2/15/27	11,461,406
400,000	2.375% due 5/15/27	385,453
3,500,000	2.250% due 8/15/27	3,331,563
19,900,000	2.250% due 11/15/27	18,915,883
	TOTAL U.S. GOVERNMENT OBLIGATIONS	394,169,228
U.S. GOVERNMENT AGENCIES – 0.5%
	Federal Home Loan Banks (FHLB):
1,000,000	1.375% due 2/18/21	967,986
2,000,000	3.625% due 6/11/21	2,047,118
555,000	3.125% due 6/13/25	557,683
	Federal Home Loan Mortgage Corp. (FHLMC):
2,000,000	2.375% due 1/13/22	1,974,826
1,300,000	6.250% due 7/15/32	1,732,853
1,000,000	Federal National Mortgage Association (FNMA), 1.875% due 4/5/22	968,369
	TOTAL U.S. GOVERNMENT AGENCIES	8,248,835
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $407,880,162)	402,418,063
COLLATERALIZED MORTGAGE OBLIGATIONS – 21.3%
	20 Times Square Trust:
491,000	Series 2018-20TS, Class F, 3.203% due 5/15/35(a)(b)	459,399
491,000	Series 2018-20TS, Class G, 3.203% due 5/15/35(a)(b)	449,700
	Angel Oak Mortgage Trust I LLC:
2,076,000	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(b)	2,082,641
2,263,000	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(b)	2,270,229
2,161,000	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(b)	2,167,894
913,619	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 2.963% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(b)	918,462
	Atrium Hotel Portfolio Trust:
991,000	Series 2018-ATRM, Class A, 3.013% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	991,925
991,000	Series 2018-ATRM, Class D, 4.363% (1-Month USD-LIBOR + 2.300%) due 6/15/35(a)(b)	993,166
11,421,872	Banc of America Funding Trust, Series 2007-1, Class TA2, 2.195% (1-Month USD-LIBOR + 0.130%) due 1/25/37(a)	9,764,254
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	BANK:
$12,510,734	Series 2017-BNK4, Class XA, 1.608% due 5/15/50(a)(c)	$1,103,563
16,388,807	Series 2018-BN10, Class XA, 0.895% due 2/15/61(a)(c)	917,873
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 3.263% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(b)	178,111
203,000	Series 2017-DELC, Class D, 3.763% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(b)	202,999
424,000	Series 2017-DELC, Class E, 4.563% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(b)	425,323
407,000	Series 2017-DELC, Class F, 5.563% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(b)	409,037
1,083,000	BBCMS Trust, Series 2018-CBM, Class A, 3.100% (1-Month USD-LIBOR + 1.000%) due 7/15/37(a)(b)	1,083,000
5,116,252	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.896% due 2/25/36(a)	4,501,700
200,000	Benchmark, Series 2018-B4, Class A2, 3.976% due 7/15/51	206,037
600,000	Benchmark Mortgage Trust, Series 2018-B5, Class A4, 4.208% due 7/15/51	625,012
997,000	BHMS, Series 2018-ATLS, Class A, 3.313% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	997,000
984,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 3.384% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(b)	985,845
	BX Trust:
333,925	Series 2017-SLCT, Class D, 4.113% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(b)	334,447
549,647	Series 2017-SLCT, Class E, 5.213% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(b)	552,053
903,000	Series 2018-GW, Class A, 2.863% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(b)	902,991
100,000	Series 2018-GW, Class D, 3.833% (1-Month USD-LIBOR + 1.770%) due 5/15/35(a)(b)	100,501
982,000	Series 2018-MCSF, Class F, 4.709% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	972,266
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	400,186
20,278,807	Series 2017-CD4, Class XA, 1.477% due 5/10/50(a)(c)	1,660,680
	CFCRE Commercial Mortgage Trust:
2,034,120	Series 2016-C3, Class XA, 1.218% due 1/10/48(a)(c)	125,882
16,664,272	Series 2017-C8, Class XA, 1.832% due 6/15/50(a)(c)	1,685,053
	Citigroup Commercial Mortgage Trust:
37,900,273	Series 2015-GC35, Class XA, 1.028% due 11/10/48(a)(c)	1,616,625
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	$1,226,609
	CLNS Trust:
565,000	Series 2017-IKPR, Class D, 4.117% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	567,830
565,000	Series 2017-IKPR, Class E, 5.567% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	568,539
565,000	Series 2017-IKPR, Class F, 6.567% (1-Month USD-LIBOR + 4.500%) due 6/11/32(a)(b)	569,956
	Cold Storage Trust:
887,000	Series 2017-ICE3, Class A, 3.063% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	889,765
1,082,000	Series 2017-ICE3, Class C, 3.413% (1-Month USD-LIBOR + 1.350%) due 4/15/36(a)(b)	1,086,727
261,371,102	Commercial Mortgage Trust, Series 2013-CR9, Class XA, 0.179% due 7/10/45(a)(c)	1,201,052
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(b)	704,010
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	832,214
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	1,216,559
69,653,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(c)	689,370
25,355,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(c)	101,891
3,188,099	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 5A6, 5.500% due 10/25/35	2,816,707
1,090,000	CSWF, Series 2018-TOP, Class A, 3.063% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	1,090,400
939,077	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.866% (1-Month USD-LIBOR + 0.803%) due 5/15/35(a)(b)	939,074
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
6,502,347	Series 2015-55, Class PD, 2.500% due 3/25/43	6,185,290
10,612,727	Series 4223, Class SB, 2.919% (1-Month USD-LIBOR + 5.431%) due 7/15/43(a)	8,701,861
6,881,490	Series 4610, Class LA, 2.500% due 1/15/41	6,628,979
4,430,503	Series 4627, Class Z, 3.000% due 10/15/46	3,872,927
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	11,589,610
7,606,706	Series 4653, Class Z, 3.000% due 2/15/47	6,743,301
8,067,560	Series 4655, Class CZ, 3.000% due 2/15/47	7,049,840
25,451,679	Series 4664, Class TC, 3.000% due 6/15/41	25,062,036
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	7,976,810
19,364,023	Series 4750, Class PA, 3.000% due 7/15/46	18,723,105
15,887,485	Series 4766, Class A, 4.000% due 9/15/45	16,245,686
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Federal National Mortgage Association (FNMA), REMICS:
$13,355,550	Series 2016-61, Class MZ, 3.000% due 9/25/46	$11,495,492
33,498,931	Series 2017-12, Class TA, 3.000% due 4/25/42	33,146,023
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,175,790
21,620,530	Series 2017-32, Class CA, 3.000% due 10/25/42	21,247,894
22,081,712	Series 2018-33, Class C, 3.000% due 5/25/48	21,261,712
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,713,620
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,548,405
	Great Wolf Trust:
272,000	Series 2017-WOLF, Class D, 4.313% (1-Month USD-LIBOR + 2.100%) due 9/15/34(a)(b)	272,850
422,000	Series 2017-WOLF, Class E, 5.313% (1-Month USD-LIBOR + 3.100%) due 9/15/34(a)(b)	424,113
225,000	Series 2017-WOLF, Class F, 6.283% (1-Month USD-LIBOR + 4.070%) due 9/15/34(a)(b)	226,126
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class A, 2.963% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	400,013
400,000	Series 2018-TWR, Class D, 3.663% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	396,176
400,000	Series 2018-TWR, Class E, 4.163% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(b)	395,556
400,000	Series 2018-TWR, Class F, 4.863% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(b)	395,600
400,000	Series 2018-TWR, Class G, 5.987% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(b)	395,612
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	903,622
1,740,000	Series 2015-GC28, Class D, 4.470% due 2/10/48(a)(b)	1,405,616
10,548,098	Series 2017-GS7, Class XA, 1.285% due 8/10/50(a)(c)	809,844
9,847,853	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.227% (1-Month USD-LIBOR + 0.150%) due 1/25/47(a)	9,364,411
	JP Morgan Chase Commercial Mortgage Securities Corp.:
214,000	Series 2017-FL10, Class B, 3.063% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	214,218
161,000	Series 2017-FL10, Class C, 3.313% (1-Month USD-LIBOR + 1.250%) due 6/15/32(a)(b)	161,849
523,000	Series 2017-FL10, Class D, 3.963% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(b)	525,482
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust:
$924,481	Series 2012-C8, Class A3, 2.829% due 10/15/45	$909,433
996,000	Series 2018-LAQ, Class A, 3.063% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	997,532
4,565,614	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.814% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	4,584,102
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.483% due 2/15/48(a)	1,643,303
1,906,000	Series 2015-C28, Class C, 4.377% due 10/15/48(a)	1,853,504
1,817,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.527% due 9/12/42(a)(b)	1,874,253
1,082,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.030% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	1,083,670
	Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Series 2014-C15, Class A3, 3.773% due 4/15/47	507,747
2,000,000	Series 2014-C17, Class C, 4.614% due 8/15/47(a)	1,985,460
26,550,296	Series 2014-C19, Class XA, 1.257% due 12/15/47(a)(c)	1,076,317
852,000	Series 2016-C31, Class C, 4.462% due 11/15/49(a)	847,009
35,123,034	Series 2016-C32, Class XA, 0.901% due 12/15/49(a)(c)	1,655,970
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.599% due 9/15/47(a)(b)	2,022,499
25,422,375	Series 2016-BNK2, Class XA, 1.232% due 11/15/49(a)(c)	1,576,019
18,207,371	Series 2016-UB11, Class XA, 1.790% due 8/15/49(a)(c)	1,612,476
14,634,461	Series 2016-UB12, Class XA, 0.948% due 12/15/49(a)(c)	671,808
1,083,000	Series 2018-SUN, Class A, 2.963% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	1,083,000
954,061	Motel 6 Trust, Series 2017-MTL6, Class A, 2.983% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	954,352
997,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.022% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	995,222
1,667,000	PFP Ltd., Series 2017-3, Class C, 4.563% (1-Month USD-LIBOR + 2.500%) due 1/14/35(a)(b)	1,667,854
	RALI Series Trust:
2,860,965	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	2,661,811
25,738,274	Series 2007-QH5, Class AII, 2.295% (1-Month USD-LIBOR + 0.230%) due 6/25/37(a)	14,123,029
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 3.013% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	429,671
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$429,000	Series 2017-ROSS, Class B, 3.313% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	$430,076
500,000	Sound Point CLO Ltd., Series 2018-B5, Class A1A, zero coupon, due 10/15/31(a)(b)(d)	500,000
	UBS Commercial Mortgage Trust:
7,091,742	Series 2017-C1, Class XA, 1.763% due 6/15/50(a)(c)	721,022
979,000	Series 2018-C8, Class C, 4.862% due 2/15/51(a)	986,346
5,013,585	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.106% due 3/10/46(a)(b)(c)	175,704
1,686,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.252% due 1/10/45(a)(b)	1,765,975
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.783% due 11/15/43(a)(b)	303,271
1,356,000	Series 2015-C27, Class C, 3.894% due 2/15/48	1,269,094
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	991,253
2,581,000	Series 2015-NXS4, Class E, 3.753% due 12/15/48(a)(b)	1,940,579
17,571,815	Series 2016-C33, Class XA, 1.946% due 3/15/59(a)(c)	1,622,341
11,056,588	Series 2016-NXS6, Class XA, 1.790% due 11/15/49(a)(c)	976,393
10,442,406	Series 2017-C38, Class XA, 1.226% due 7/15/50(a)(c)	731,753
1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	1,190,353
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,513,695
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $359,086,116)	349,177,922
CORPORATE BONDS & NOTES – 18.9%
Basic Materials – 0.5%
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	349,261
245,000	AK Steel Corp., Company Guaranteed Notes, 6.375% due 10/15/25	227,850
25,000	ArcelorMittal, Senior Unsecured Notes, 7.000% due 10/15/39	29,152
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	109,921
400,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	401,364
300,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	306,000
	Dow Chemical Co., Senior Unsecured Notes:
100,000	4.250% due 11/15/20	102,145
250,000	4.625% due 10/1/44	248,136
150,000	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	149,254
400,000	Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	413,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$460,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(b)	$458,710
	Hexion Inc., Senior Secured Notes:
70,000	6.625% due 4/15/20	66,238
180,000	10.375% due 2/1/22(b)	177,125
30,000	Hi-Crush Partners LP, Senior Unsecured Notes, 9.500% due 8/1/26(b)	28,800
	International Paper Co., Senior Unsecured Notes:
500,000	3.000% due 2/15/27	462,679
100,000	4.400% due 8/15/47	92,006
500,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	475,167
715,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	694,445
250,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	284,431
200,000	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 5.200% due 11/2/40	225,783
	Sherwin-Williams Co., Senior Unsecured Notes:
250,000	2.250% due 5/15/20	246,590
100,000	4.500% due 6/1/47	96,060
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	121,547
125,000	6.750% due 4/16/40	147,733
1,100,000	UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	1,067,437
500,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	549,440
	Vedanta Resources PLC, Senior Unsecured Notes:
200,000	7.125% due 5/31/23	194,600
1,000,000	6.125% due 8/9/24	904,602
250,000	Westlake Chemical Corp., Company Guaranteed Notes, 5.000% due 8/15/46	252,448
	Total Basic Materials	8,881,924
Communications – 1.8%
	21st Century Fox America Inc., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	243,166
250,000	4.750% due 11/15/46	267,575
200,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 4.000% due 12/6/37	187,156
215,000	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(b)	216,344
	Amazon.com Inc., Senior Unsecured Notes:
770,000	2.800% due 8/22/24	746,586
635,000	3.800% due 12/5/24	651,281
250,000	3.150% due 8/22/27	241,258
250,000	4.050% due 8/22/47	246,613
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	$245,324
	AT&T Inc., Senior Unsecured Notes:
500,000	2.450% due 6/30/20	493,373
500,000	3.200% due 3/1/22	494,279
250,000	3.800% due 3/1/24	248,364
715,000	3.400% due 5/15/25	679,322
250,000	4.250% due 3/1/27	246,642
100,000	4.300% due 2/15/30(b)	95,796
250,000	5.250% due 3/1/37	247,885
250,000	5.350% due 9/1/40	245,970
200,000	4.500% due 3/9/48	172,659
500,000	5.700% due 3/1/57	500,988
1,500,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,495,131
600,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	599,039
1,000,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	942,589
1,300,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	1,290,250
	CBS Corp., Company Guaranteed Notes:
100,000	3.375% due 3/1/22	98,980
100,000	5.900% due 10/15/40	110,781
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.750% due 2/15/26(b)	115,000
125,000	5.000% due 2/1/28(b)	117,066
170,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)	146,302
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
490,000	4.464% due 7/23/22	499,783
250,000	4.908% due 7/23/25	254,918
250,000	6.484% due 10/23/45	266,525
220,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)	193,600
	Cisco Systems Inc., Senior Unsecured Notes:
500,000	2.200% due 9/20/23	478,212
100,000	3.625% due 3/4/24	102,148
200,000	Colombia Telecomunicaciones SA ESP, Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%)(a)(e)	206,060
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	243,227
250,000	3.300% due 2/1/27	239,936
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$150,000	4.400% due 8/15/35	$149,278
500,000	3.400% due 7/15/46	413,893
100,000	3.999% due 11/1/49	90,055
230,000	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(b)	238,050
500,000	Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	515,200
125,000	CSC Holdings LLC, Senior Unsecured Notes, 5.250% due 6/1/24	121,250
500,000	Digicel Group Ltd., Senior Unsecured Notes, 7.125% due 4/1/22	295,000
	Discovery Communications LLC, Company Guaranteed Notes:
200,000	2.950% due 3/20/23	192,273
400,000	3.800% due 3/13/24	395,098
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	83,690
130,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	126,750
1,135,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	1,064,233
65,000	Frontier Communications Corp., Secured Notes, 8.500% due 4/1/26(b)	61,152
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	254,583
200,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(b)	189,000
130,000	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 5.500% due 8/1/23	118,586
110,000	Iridium Communications Inc., Senior Unsecured Notes, 10.250% due 4/15/23(b)	118,800
465,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 8/15/22	469,650
250,000	Match Group Inc., Senior Unsecured Notes, 5.000% due 12/15/27(b)	245,625
	Millicom International Cellular SA, Senior Unsecured Notes:
400,000	6.000% due 3/15/25	404,500
200,000	5.125% due 1/15/28	186,600
100,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	96,468
130,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Unsecured Notes, 6.875% due 2/15/23(b)	125,450
100,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	104,080
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	617,353
150,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.375% due 7/15/26(b)	149,625
350,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	363,125
600,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	593,695
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Telefonica Emisiones SAU, Company Guaranteed Notes:
$250,000	4.103% due 3/8/27	$243,095
200,000	5.213% due 3/8/47	196,774
180,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 8.875% due 11/15/24(b)	192,825
300,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	294,286
	Time Warner Cable LLC, Senior Secured Notes:
500,000	4.000% due 9/1/21	503,880
150,000	7.300% due 7/1/38	174,282
250,000	4.500% due 9/15/42	210,652
125,000	T-Mobile USA Inc., Company Guaranteed Notes, 4.500% due 2/1/26	119,219
	Verizon Communications Inc., Senior Unsecured Notes:
520,000	3.500% due 11/1/24	513,950
250,000	4.125% due 3/16/27	251,176
493,000	4.329% due 9/21/28(b)	496,675
500,000	5.250% due 3/16/37	528,530
750,000	5.012% due 4/15/49	752,262
75,000	4.672% due 3/15/55	69,256
200,000	Viacom Inc., Senior Unsecured Notes, 5.850% due 9/1/43	207,660
	Vodafone Group PLC, Senior Unsecured Notes:
350,000	4.375% due 5/30/28	347,031
250,000	4.375% due 2/19/43	225,727
	VTR Finance BV, Senior Secured Notes:
600,000	6.875% due 1/15/24	612,600
300,000	6.875% due 1/15/24(b)	306,300
	Walt Disney Co., Senior Unsecured Notes:
500,000	1.950% due 3/4/20	493,562
500,000	2.450% due 3/4/22	487,897
125,000	3.150% due 9/17/25	122,735
	Warner Media LLC, Company Guaranteed Notes:
500,000	3.800% due 2/15/27	479,571
250,000	4.850% due 7/15/45	233,530
	Total Communications	29,716,665
Consumer Cyclical – 1.1%
240,000	1011778 BC ULC/New Red Finance Inc., Secured Notes, 5.000% due 10/15/25(b)	231,600
205,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 3/15/26	202,181
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	American Honda Finance Corp., Senior Unsecured Notes:
$500,000	2.000% due 2/14/20	$493,970
500,000	2.900% due 2/16/24	486,778
245,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(b)	226,012
225,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(b)	238,500
265,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(b)	253,406
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	294,896
120,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(b)	113,400
120,000	Dana Financing Luxembourg SARL, Company Guaranteed Notes, 5.750% due 4/15/25(b)	120,000
	Delta Air Lines Inc., Senior Unsecured Notes:
300,000	2.875% due 3/13/20	297,738
630,000	3.625% due 3/15/22	624,324
505,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	498,942
255,000	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	259,144
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	221,897
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	2.681% due 1/9/20	494,222
500,000	3.810% due 1/9/24	479,755
	General Motors Co., Senior Unsecured Notes:
205,000	3.143% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	205,934
100,000	6.750% due 4/1/46	109,771
	General Motors Financial Co., Inc., Company Guaranteed Notes:
100,000	3.150% due 1/15/20	100,048
500,000	3.450% due 1/14/22	494,199
505,000	3.327% (3-Month USD-LIBOR + 0.990%) due 1/5/23(a)	506,101
415,000	3.950% due 4/13/24	406,007
500,000	4.350% due 1/17/27	487,575
265,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.750% due 6/1/28	280,847
1,500,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,439,457
175,000	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(b)	177,844
495,000	Hasbro Inc., Senior Unsecured Notes, 3.500% due 9/15/27	463,258
125,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 4.250% due 9/1/24	121,562
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	Home Depot Inc., Senior Unsecured Notes:
$250,000	2.625% due 6/1/22	$245,698
250,000	2.125% due 9/15/26	225,607
250,000	3.500% due 9/15/56	220,298
270,000	IRB Holding Corp., Company Guaranteed Notes, 6.750% due 2/15/26(b)	257,850
120,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(b)	117,600
400,000	Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24	390,204
120,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(b)	120,600
250,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 3.700% due 4/15/46	229,125
440,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(b)	458,700
150,000	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	125,813
30,000	Marriott Ownership Resorts Inc., Company Guaranteed Notes, 6.500% due 9/15/26(b)	30,600
	McDonald’s Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	244,118
75,000	4.875% due 12/9/45	78,211
250,000	4.450% due 3/1/47	249,963
351,000	NCL Corp., Ltd, Senior Unsecured Notes, 4.750% due 12/15/21(b)	353,194
	Newell Brands Inc., Senior Unsecured Notes:
250,000	3.150% due 4/1/21	246,273
125,000	5.375% due 4/1/36	120,365
300,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27(f)	293,319
300,000	PACCAR Financial Corp., Senior Unsecured Notes, 1.950% due 2/27/20	295,577
180,000	PetSmart Inc., Company Guaranteed Notes, 7.125% due 3/15/23(b)	121,050
400,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	394,272
115,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(b)	112,988
125,000	Stars Group Holdings BV/Stars Group US Co. – Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(b)	130,000
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	99,694
125,000	3.500% due 7/1/24	126,901
100,000	3.900% due 11/15/47	94,953
245,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	238,875
500,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.550% due 10/18/19	493,670
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$240,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(b)	$235,800
500,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	476,391
	Walmart Inc., Senior Unsecured Notes:
150,000	3.125% due 6/23/21	150,687
250,000	2.550% due 4/11/23	243,880
250,000	3.300% due 4/22/24	250,486
250,000	4.300% due 4/22/44	263,037
250,000	4.050% due 6/29/48	251,295
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	100,012
	Total Consumer Cyclical	18,416,474
Consumer Non-cyclical – 3.1%
	Abbott Laboratories, Senior Unsecured Notes:
250,000	3.750% due 11/30/26	247,865
250,000	4.900% due 11/30/46	271,651
	AbbVie Inc., Senior Unsecured Notes:
520,000	3.200% due 11/6/22	513,362
500,000	2.850% due 5/14/23	483,573
475,000	4.450% due 5/14/46	448,568
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	3.500% due 7/29/20	197,605
400,000	3.950% due 1/19/22	391,845
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	88,900
130,000	Albertsons Cos LLC/Safeway Inc./New Albertsons LP/Albertson’s LLC, Company Guaranteed Notes, 5.750% due 3/15/25	117,650
100,000	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	98,036
	Allergan Funding SCS, Company Guaranteed Notes:
140,000	3.850% due 6/15/24	139,584
925,000	3.800% due 3/15/25	916,141
100,000	4.550% due 3/15/35	98,045
84,000	4.750% due 3/15/45	83,459
250,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	222,038
	Amgen Inc., Senior Unsecured Notes:
500,000	2.600% due 8/19/26	457,081
150,000	4.950% due 10/1/41	153,526
50,000	4.663% due 6/15/51	49,855
	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
975,000	2.650% due 2/1/21	963,661
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$300,000	3.300% due 2/1/23	$297,639
125,000	3.650% due 2/1/26	122,281
450,000	4.700% due 2/1/36	456,170
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	199,203
350,000	4.950% due 1/15/42	363,934
200,000	3.750% due 7/15/42	177,896
150,000	4.600% due 4/15/48	147,329
	Anthem Inc., Senior Unsecured Notes:
1,055,000	3.300% due 1/15/23	1,045,129
100,000	4.650% due 1/15/43	97,939
200,000	4.375% due 12/1/47	186,659
	AstraZeneca PLC, Senior Unsecured Notes:
515,000	2.375% due 6/12/22	496,665
500,000	3.375% due 11/16/25	486,059
100,000	4.375% due 11/16/45	99,597
	Avantor Inc.:
80,000	Senior Secured Notes, 6.000% due 10/1/24(b)	81,200
190,000	Senior Unsecured Notes, 9.000% due 10/1/25(b)	195,937
295,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 4/1/25(f)	286,519
100,000	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24(b)	95,604
	Bausch Health Cos., Inc.:
160,000	Company Guaranteed Notes, 8.500% due 1/31/27(b)	164,400
65,000	Senior Secured Notes, 7.000% due 3/15/24(b)	68,575
	Becton Dickinson & Co., Senior Unsecured Notes:
1,060,000	2.894% due 6/6/22	1,031,954
200,000	3.363% due 6/6/24	193,548
250,000	3.700% due 6/6/27	239,389
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	107,330
500,000	Boston Scientific Corp., Senior Unsecured Notes, 4.000% due 3/1/28	497,537
250,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 3.250% due 2/27/27	244,372
250,000	Campbell Soup Co., Senior Unsecured Notes, 3.950% due 3/15/25	243,040
	Cardinal Health Inc., Senior Unsecured Notes:
1,140,000	3.410% due 6/15/27	1,049,874
250,000	4.368% due 6/15/47	218,341
	Celgene Corp., Senior Unsecured Notes:
100,000	2.750% due 2/15/23	96,198
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$500,000	3.875% due 8/15/25	$492,734
100,000	5.000% due 8/15/45	99,137
1,030,000	4.350% due 11/15/47	940,545
	Centene Corp., Senior Unsecured Notes:
235,000	4.750% due 1/15/25	236,175
25,000	5.375% due 6/1/26(b)	25,808
200,000	Children’s Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	203,084
250,000	Coca-Cola Co., Senior Unsecured Notes, 2.200% due 5/25/22	242,872
150,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 3.875% due 11/26/23	151,400
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	339,270
500,000	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	524,626
	CVS Health Corp., Senior Unsecured Notes:
125,000	2.125% due 6/1/21	121,053
100,000	3.500% due 7/20/22	99,471
1,070,000	3.700% due 3/9/23	1,067,090
150,000	4.100% due 3/25/25	150,171
500,000	2.875% due 6/1/26	458,987
250,000	4.300% due 3/25/28	248,115
250,000	4.780% due 3/25/38	248,698
250,000	5.050% due 3/25/48	253,361
115,000	DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.125% due 6/15/21(b)	118,772
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	136,027
1,200,000	Embotelladora Andina SA, Senior Unsecured Notes, 5.000% due 10/1/23	1,251,599
513,355	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	517,462
800,000	ESAL GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	773,000
	Estee Lauder Cos., Inc., Senior Unsecured Notes:
300,000	1.800% due 2/7/20	295,821
200,000	4.150% due 3/15/47	203,992
250,000	Express Scripts Holding Co., Company Guaranteed Notes, 4.800% due 7/15/46	240,581
200,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	191,966
200,000	Garda World Security Corp., Senior Unsecured Notes, 8.750% due 5/15/25(b)	197,000
200,000	General Mills Inc., Senior Unsecured Notes, 4.700% due 4/17/48(f)	195,245
	Gilead Sciences Inc., Senior Unsecured Notes:
500,000	2.950% due 3/1/27	468,806
250,000	4.150% due 3/1/47	238,154
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$500,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	$502,191
190,000	HCA Inc., Company Guaranteed Notes, 5.375% due 9/1/26	190,950
250,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	257,778
400,000	JBS Investments GmbH, Company Guaranteed Notes, 7.250% due 4/3/24	396,904
205,000	JBS USA LUX SA/JBS USA Finance Inc., Company Guaranteed Notes, 6.750% due 2/15/28(b)	196,800
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	244,580
150,000	2.950% due 3/3/27	145,820
250,000	3.625% due 3/3/37	244,900
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
250,000	4.597% due 5/25/28(b)	253,515
100,000	5.085% due 5/25/48(b)	101,567
	Kraft Heinz Foods Co., Company Guaranteed Notes:
930,000	2.800% due 7/2/20	922,166
500,000	3.000% due 6/1/26	455,926
250,000	5.200% due 7/15/45	243,002
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	186,007
110,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(b)	100,650
1,325,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,297,966
	MARB BondCo PLC, Company Guaranteed Notes:
500,000	7.000% due 3/15/24(b)	470,630
200,000	7.000% due 3/15/24	188,252
500,000	6.875% due 1/19/25	462,505
55,000	Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc., Senior Unsecured Notes, 8.500% due 6/1/26(b)	52,937
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	245,692
	Medtronic Inc., Company Guaranteed Notes:
500,000	3.150% due 3/15/22	498,699
250,000	4.625% due 3/15/45	267,456
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	241,463
	Minerva Luxembourg SA, Company Guaranteed Notes:
800,000	6.500% due 9/20/26	713,008
600,000	5.875% due 1/19/28	510,756
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Molson Coors Brewing Co., Company Guaranteed Notes:
$500,000	2.250% due 3/15/20	$493,408
150,000	4.200% due 7/15/46	133,339
300,000	Moody’s Corp., Senior Unsecured Notes, 2.750% due 12/15/21	294,312
250,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(b)	258,750
	Mylan NV, Company Guaranteed Notes:
250,000	3.150% due 6/15/21	246,291
250,000	5.250% due 6/15/46	233,852
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	9,617
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	1.800% due 2/14/20	246,382
250,000	2.400% due 5/17/22	243,429
150,000	3.100% due 5/17/27	144,717
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	496,186
150,000	2.375% due 10/6/26	137,839
250,000	3.450% due 10/6/46	226,589
	Pfizer Inc., Senior Unsecured Notes:
500,000	1.700% due 12/15/19	494,603
250,000	4.000% due 12/15/36	254,247
250,000	4.125% due 12/15/46	253,061
	Philip Morris International Inc., Senior Unsecured Notes:
250,000	2.000% due 2/21/20	246,715
500,000	2.625% due 2/18/22	489,058
100,000	4.125% due 3/4/43	94,172
235,000	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(b)	227,362
120,000	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% due 12/1/22(b)(g)	123,900
420,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(b)	418,950
247,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(b)	264,611
	Procter & Gamble Co., Senior Unsecured Notes:
250,000	1.750% due 10/25/19	247,454
250,000	1.900% due 11/1/19	247,892
250,000	3.500% due 10/25/47	233,912
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	7,676
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Reynolds American Inc., Company Guaranteed Notes:
$500,000	6.875% due 5/1/20	$527,846
1,045,000	4.000% due 6/12/22	1,057,665
250,000	5.850% due 8/15/45	272,511
315,000	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	318,150
50,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(b)	49,125
	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
500,000	1.900% due 9/23/19	494,178
125,000	2.875% due 9/23/23	119,301
480,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(b)	453,453
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	6,796
350,000	Stryker Corp., Senior Unsecured Notes, 3.375% due 11/1/25	341,758
	Sysco Corp., Company Guaranteed Notes:
350,000	3.550% due 3/15/25	343,937
485,000	3.250% due 7/15/27	460,003
150,000	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(b)	130,125
235,000	Tenet Healthcare Corp., Senior Unsecured Notes, 7.000% due 8/1/25(f)	234,119
	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
975,000	2.800% due 7/21/23	862,743
330,000	6.000% due 4/15/24	335,103
250,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	239,705
125,000	Total System Services Inc., Senior Unsecured Notes, 4.800% due 4/1/26	129,229
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	140,958
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	732,711
250,000	4.250% due 4/15/47	250,257
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	126,878
120,000	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(b)	122,964
210,000	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(b)	229,425
	WellCare Health Plans Inc., Senior Unsecured Notes:
160,000	5.250% due 4/1/25	163,600
60,000	5.375% due 8/15/26(b)	61,800
300,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	297,630
	Zimmer Biomet Holdings Inc., Senior Unsecured Notes:
200,000	2.700% due 4/1/20	198,352
555,000	3.700% due 3/19/23	555,842
	Total Consumer Non-cyclical	51,080,393
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Diversified – 0.0%
$200,000	CK Hutchison International 17 II Ltd., Company Guaranteed Notes, 2.250% due 9/29/20	$195,533
	CK Hutchison International 17 Ltd., Company Guaranteed Notes:
200,000	2.875% due 4/5/22(b)	194,738
300,000	3.500% due 4/5/27(b)	288,067
	Total Diversified	678,338
Energy – 2.5%
	Anadarko Petroleum Corp., Senior Unsecured Notes:
250,000	5.550% due 3/15/26	268,649
225,000	6.600% due 3/15/46	270,788
	Apache Corp., Senior Unsecured Notes:
505,000	4.375% due 10/15/28	498,509
250,000	4.250% due 1/15/44	223,142
145,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes, 3.337% due 12/15/27	137,137
	BP Capital Markets PLC, Company Guaranteed Notes:
100,000	2.520% due 9/19/22	97,116
500,000	3.224% due 4/14/24	491,551
1,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,429,716
70,000	Calfrac Holdings LP, Senior Unsecured Notes, 8.500% due 6/15/26(b)	66,675
	Canacol Energy Ltd., Company Guaranteed Notes:
1,200,000	7.250% due 5/3/25	1,158,000
200,000	7.250% due 5/3/25(b)	193,252
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
970,000	2.950% due 1/15/23	938,499
125,000	5.850% due 2/1/35	140,660
500,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	482,957
240,000	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25	240,000
	Chevron Corp., Senior Unsecured Notes:
250,000	1.991% due 3/3/20	247,240
250,000	2.498% due 3/3/22	245,360
750,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	725,557
240,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(b)	238,200
	ConocoPhillips Co., Company Guaranteed Notes:
250,000	4.950% due 3/15/26	270,295
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$250,000	5.950% due 3/15/46	$319,228
200,000	Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	196,500
115,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(b)	115,862
	Delek & Avner Tamar Bond Ltd., Senior Secured Notes:
200,000	5.082% due 12/30/23(b)	200,645
300,000	5.412% due 12/30/25(b)	301,067
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	80,672
100,000	5.000% due 6/15/45	100,850
	Ecopetrol SA, Senior Unsecured Notes:
500,000	7.625% due 7/23/19	519,600
200,000	5.875% due 9/18/23	212,600
500,000	5.375% due 6/26/26	516,250
150,000	Enbridge Energy Partners LP, Senior Unsecured Notes, 5.500% due 9/15/40	159,484
	Enbridge Inc., Senior Unsecured Notes:
100,000	4.000% due 10/1/23	101,202
250,000	3.700% due 7/15/27	242,046
	Energy Transfer Partners LP, Company Guaranteed Notes:
695,000	4.750% due 1/15/26	703,469
250,000	4.200% due 4/15/27	242,355
250,000	5.300% due 4/15/47	242,190
150,000	6.000% due 6/15/48	159,195
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	494,745
720,000	3.750% due 2/15/25	722,356
250,000	3.950% due 2/15/27	250,094
250,000	4.900% due 5/15/46	257,920
	EP Energy LLC/Everest Acquisition Finance Inc.:
80,000	Secured Notes, 9.375% due 5/1/24(b)	63,000
75,000	Senior Secured Notes, 7.750% due 5/15/26(b)	76,687
1,065,000	EQT Corp., Senior Unsecured Notes, 3.900% due 10/1/27	1,001,542
625,000	EQT Midstream Partners LP, Senior Unsecured Notes, 4.750% due 7/15/23	633,781
	Equinor ASA, Company Guaranteed Notes:
250,000	2.450% due 1/17/23	243,301
100,000	3.700% due 3/1/24	101,487
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$105,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	$110,250
120,000	Extraction Oil & Gas Inc., Company Guaranteed Notes, 5.625% due 2/1/26(b)	112,350
	Exxon Mobil Corp., Senior Unsecured Notes:
500,000	3.043% due 3/1/26	487,818
100,000	3.567% due 3/6/45	93,403
140,000	Foresight Energy LLC/Foresight Energy Finance Corp., Secured Notes, 11.500% due 4/1/23(b)	124,250
195,000	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22	191,344
600,000	Geopark Ltd., Senior Secured Notes, 6.500% due 9/21/24	598,500
900,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	866,250
290,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25	287,462
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	265,735
250,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	260,624
320,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., Senior Unsecured Notes, 5.625% due 2/15/26(b)	322,400
	Indian Oil Corp., Ltd., Senior Unsecured Notes:
600,000	5.625% due 8/2/21	624,984
1,000,000	5.750% due 8/1/23	1,056,014
125,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(b)	120,625
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
125,000	3.500% due 3/1/21	125,234
100,000	4.250% due 9/1/24	100,568
150,000	6.950% due 1/15/38	176,451
75,000	5.000% due 8/15/42	72,829
	Kinder Morgan Inc., Company Guaranteed Notes:
550,000	4.300% due 3/1/28	545,083
250,000	5.050% due 2/15/46	245,355
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.125% due 3/1/21	259,890
130,000	MEG Energy Corp., Company Guaranteed Notes, 7.000% due 3/31/24(b)	118,137
160,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(b)	156,000
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	249,392
120,000	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25(b)	115,423
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	143,050
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$150,000	4.950% due 8/15/47	$146,281
	Occidental Petroleum Corp., Senior Unsecured Notes:
125,000	4.100% due 2/1/21	127,778
100,000	4.400% due 4/15/46	102,688
250,000	ONEOK Inc., Company Guaranteed Notes, 4.000% due 7/13/27	244,074
1,500,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	1,406,753
115,000	Par Petroleum LLC/Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(b)	115,811
225,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(b)	225,844
	Petrobras Global Finance BV, Company Guaranteed Notes:
1,100,000	5.750% due 2/1/29	957,000
200,000	7.250% due 3/17/44	183,200
	Petroleos Mexicanos, Company Guaranteed Notes:
750,000	4.250% due 1/15/25	702,375
150,000	6.500% due 3/13/27	151,860
500,000	5.625% due 1/23/46	411,950
100,000	6.750% due 9/21/47	92,568
1,000,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	981,694
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	257,291
250,000	4.875% due 11/15/44	258,428
250,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	249,222
355,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	346,125
200,000	Raizen Fuels Finance SA, Company Guaranteed Notes, 5.300% due 1/20/27	187,900
1,000,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	1,040,410
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	107,470
645,000	5.000% due 3/15/27	663,281
400,000	4.200% due 3/15/28	388,848
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.750% due 9/12/21	240,924
250,000	2.500% due 9/12/26	232,796
100,000	4.000% due 5/10/46	98,148
250,000	3.750% due 9/12/46	233,845
1,000,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.750% due 9/29/26	908,884
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$230,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(b)	$239,775
	Suncor Energy Inc., Senior Unsecured Notes:
250,000	3.600% due 12/1/24	248,468
100,000	6.500% due 6/15/38	124,162
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	100,200
125,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 2/15/26(b)	119,688
90,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., Senior Unsecured Notes, 9.750% due 6/1/22(b)	78,750
160,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 5.875% due 4/15/26(b)	164,000
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(b)	121,875
500,000	Total Capital International SA, Company Guaranteed Notes, 3.700% due 1/15/24	507,943
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	262,615
75,000	7.625% due 1/15/39	100,171
200,000	4.875% due 5/15/48	205,382
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	307,357
60,000	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(b)	60,300
55,000	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	56,100
178,500	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	182,868
600,000	Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.700% due 3/20/22	608,256
180,000	USA Compression Partners LP/USA Compression Finance Corp., Senior Unsecured Notes, 6.875% due 4/1/26(b)	185,400
75,000	Valero Energy Corp., Senior Unsecured Notes, 4.900% due 3/15/45	77,358
65,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(b)	62,806
70,000	Weatherford International Ltd., Company Guaranteed Notes, 9.875% due 2/15/24	66,150
150,000	Western Gas Partners LP, Senior Unsecured Notes, 5.450% due 4/1/44	145,794
185,000	Whiting Petroleum Corp., Senior Unsecured Notes, 6.625% due 1/15/26	192,400
	Williams Cos., Inc., Senior Unsecured Notes:
525,000	3.750% due 6/15/27	503,512
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$250,000	5.100% due 9/15/45	$250,358
	YPF SA, Senior Unsecured Notes:
1,050,000	8.500% due 7/28/25	934,500
500,000	6.950% due 7/21/27	408,830
	Total Energy	41,829,318
Financial – 5.9%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	492,238
	Air Lease Corp., Senior Unsecured Notes:
1,075,000	3.250% due 3/1/25	1,013,857
250,000	3.625% due 4/1/27	234,297
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	242,504
225,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 8.250% due 8/1/23(b)	233,437
250,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	259,647
	American Express Co.:
465,000	Senior Unsecured Notes, 2.500% due 8/1/22	447,685
500,000	Subordinated Notes, 3.625% due 12/5/24	495,160
250,000	American Express Credit Corp., Senior Unsecured Notes, 2.250% due 5/5/21	244,048
	American International Group Inc., Senior Unsecured Notes:
250,000	4.200% due 4/1/28	248,273
250,000	4.500% due 7/16/44	238,230
	American Tower Corp., Senior Unsecured Notes:
250,000	2.800% due 6/1/20	247,954
100,000	3.500% due 1/31/23	98,598
100,000	4.000% due 6/1/25	99,161
200,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	202,814
195,000	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(b)	149,175
260,000	AssuredPartners Inc., Senior Unsecured Notes, 7.000% due 8/15/25(b)	254,800
250,000	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23(b)	249,187
300,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	300,378
	Banco BTG Pactual SA:
200,000	Junior Subordinated Notes, 8.750% (5-Year CMT Index + 6.978%)(a)(e)	201,002
200,000	Senior Unsecured Notes, 5.500% due 1/31/23	186,000
400,000	Banco de Credito del Peru, Senior Unsecured Notes, 5.375% due 9/16/20	415,800
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,000,000	Banco de Credito e Inversiones SA, Senior Unsecured Notes, 4.000% due 2/11/23	$1,001,890
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	808,000
1,400,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%)(a)(e)	1,051,680
1,350,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	1,398,951
800,000	Banco Macro SA, Subordinated Notes, 6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)	640,008
	Banco Mercantil del Norte SA:
	Junior Subordinated Notes:
500,000	6.875% (5-Year CMT Index + 5.035%)(a)(e)	501,250
200,000	7.625% (5-Year CMT Index + 5.353%)(a)(e)	202,900
200,000	Subordinated Notes, 5.750% (5-Year CMT Index + 4.447%) due 10/4/31(a)	189,752
200,000	Banco Nacional de Costa Rica, Senior Unsecured Notes, 4.875% due 11/1/18	200,000
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	149,939
1,000,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(a)	1,007,500
200,000	Banco Santander SA, Senior Unsecured Notes, 4.379% due 4/12/28	193,358
600,000	Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	579,150
200,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	191,750
	Bank of America Corp.:
	Senior Unsecured Notes:
500,000	2.625% due 4/19/21	492,082
980,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(a)	962,857
430,000	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(a)	418,607
750,000	3.875% due 8/1/25	749,455
500,000	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(a)	482,763
250,000	3.419% due 12/20/28(a)	235,360
250,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(a)	249,592
250,000	Subordinated Notes, 7.750% due 5/14/38	340,198
500,000	Bank of Montreal, Senior Unsecured Notes, 1.900% due 8/27/21	481,710
	Bank of New York Mellon Corp., Senior Unsecured Notes:
750,000	2.150% due 2/24/20	742,115
250,000	3.400% due 1/29/28	246,029
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$500,000	Bank of Nova Scotia, Senior Unsecured Notes, 2.700% due 3/7/22	$489,547
	Barclays PLC, Senior Unsecured Notes:
500,000	2.875% due 6/8/20	494,496
250,000	4.950% due 1/10/47	235,647
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	491,090
300,000	BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	309,750
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	191,000
1,300,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(a)	1,187,888
	BDO Unibank Inc., Senior Unsecured Notes:
350,000	2.625% due 10/24/21	334,485
1,400,000	2.950% due 3/6/23	1,329,773
150,000	Berkshire Hathaway Energy Co., Company Guaranteed Notes, 4.200% due 8/15/48	151,883
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	245,736
250,000	3.125% due 3/15/26	243,087
	Boston Properties LP, Senior Unsecured Notes:
500,000	3.200% due 1/15/25	481,642
960,000	3.650% due 2/1/26	938,353
100,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	89,274
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	239,464
500,000	Brookfield Finance LLC, Company Guaranteed Notes, 4.000% due 4/1/24	498,389
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	245,226
250,000	3.750% due 3/9/27	238,463
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	131,746
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	241,328
500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	490,943
	Citigroup Inc.:
	Senior Unsecured Notes:
250,000	2.700% due 3/30/21	246,312
100,000	2.350% due 8/2/21	97,286
500,000	2.750% due 4/25/22	487,265
500,000	4.044% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	504,328
500,000	3.887% (3-Month USD-LIBOR + 1.563%) due 1/10/28(a)	486,933
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,215,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(a)	$1,162,407
	Subordinated Notes:
250,000	4.450% due 9/29/27	247,649
100,000	5.300% due 5/6/44	106,374
250,000	4.750% due 5/18/46	246,489
500,000	Citizens Bank NA, Senior Unsecured Notes, 2.250% due 3/2/20	492,775
760,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.750% due 3/10/22(b)	741,366
	Cooperatieve Rabobank UA:
	Company Guaranteed Notes:
500,000	3.875% due 2/8/22	506,842
250,000	3.750% due 7/21/26	238,423
250,000	Senior Unsecured Notes, 2.750% due 1/10/23	242,266
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
500,000	3.125% due 12/10/20	496,420
250,000	3.750% due 3/26/25	242,718
250,000	4.550% due 4/17/26	253,049
403,000	Credito Real SAB de CV SOFOM ER, Junior Subordinated Notes, 9.125% (5-Year CMT Index + 7.026%)(a)(e)	399,978
300,000	Crown Castle International Corp., Senior Unsecured Notes, 4.000% due 3/1/27	291,069
1,350,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(e)	1,301,063
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	486,398
810,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	784,784
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	201,714
245,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(b)	237,344
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	247,857
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	241,885
250,000	4.418% due 11/15/35	240,532
	Global Bank Corp., Senior Unsecured Notes:
500,000	5.125% due 10/30/19	503,750
1,200,000	4.500% due 10/20/21	1,188,360
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	2.350% due 11/15/21	484,637
200,000	5.750% due 1/24/22	213,816
500,000	3.000% due 4/26/22	491,195
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$465,000	3.122% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	$466,472
465,000	3.484% (3-Month USD-LIBOR + 1.170%) due 5/15/26(a)	462,679
250,000	6.125% due 2/15/33	289,353
	Subordinated Notes:
500,000	4.250% due 10/21/25	497,264
250,000	6.750% due 10/1/37	301,693
250,000	5.150% due 5/22/45	255,564
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.875% due 4/1/24	492,417
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(a)	492,830
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(a)	244,438
	Subordinated Notes:
250,000	6.500% due 5/2/36	296,685
250,000	5.250% due 3/14/44	261,799
1,000,000	HSBC USA Inc., Senior Unsecured Notes, 2.375% due 11/13/19	993,666
500,000	Huntington National Bank, Senior Unsecured Notes, 2.375% due 3/10/20	494,562
230,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	236,302
300,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	294,000
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	492,707
200,000	Itau CorpBanca, Senior Unsecured Notes, 3.875% due 9/22/19	200,644
800,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 3.863%)(a)(e)	729,200
250,000	Jefferies Group LLC/Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	247,878
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
250,000	4.250% due 10/15/20	255,505
250,000	2.972% due 1/15/23	244,789
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(a)	244,334
250,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(a)	238,252
250,000	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(a)	247,412
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(a)	233,068
150,000	5.400% due 1/6/42	169,702
250,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(a)	240,261
	Subordinated Notes:
200,000	3.875% due 9/10/24	198,698
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$250,000	3.625% due 12/1/27	$238,134
1,000,000	JPMorgan Chase Bank NA, Senior Unsecured Notes, 1.650% due 9/23/19	988,966
250,000	KeyBank NA, Senior Unsecured Notes, 3.375% due 3/7/23	249,517
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
2,000,000	1.625% due 3/15/21	1,941,848
500,000	2.125% due 3/7/22	487,253
500,000	2.375% due 12/29/22	488,810
100,000	2.500% due 11/20/24	97,400
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	240,676
75,000	1.750% due 7/27/26	68,417
250,000	Lincoln National Corp., Senior Unsecured Notes, 3.800% due 3/1/28	242,758
	Lloyds Banking Group PLC:
1,000,000	Senior Unsecured Notes, 3.100% due 7/6/21	988,925
200,000	Subordinated Notes, 4.344% due 1/9/48	175,942
	Macquarie Group Ltd., Senior Unsecured Notes:
520,000	3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(a)(b)	498,093
435,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	434,980
1,700,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,682,269
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647%) due 2/24/32(a)	238,607
250,000	Mastercard Inc., Senior Unsecured Notes, 3.950% due 2/26/48	251,197
250,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	256,387
350,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	322,665
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	247,421
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	491,580
460,000	3.061% (3-Month USD-LIBOR + 0.740%) due 3/2/23(a)	461,135
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	245,144
250,000	3.663% due 2/28/27	244,790
	Morgan Stanley:
	Senior Unsecured Notes:
500,000	2.625% due 11/17/21	488,267
500,000	3.125% due 1/23/23	491,371
955,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(a)	951,253
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(a)	$238,011
250,000	3.772% (3-Month USD-LIBOR + 1.140%) due 1/24/29(a)	241,053
250,000	6.375% due 7/24/42	311,284
250,000	Subordinated Notes, 4.350% due 9/8/26	248,817
	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
250,000	5.250% due 8/1/26	250,000
260,000	5.000% due 10/15/27	254,800
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	243,066
250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.050% due 2/15/22	249,190
105,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 8.125% due 7/15/23(b)	108,938
275,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	284,364
405,000	New York Life Global Funding, Secured Notes, 2.300% due 6/10/22(b)	389,367
265,000	NFP Corp., Senior Unsecured Notes, 6.875% due 7/15/25(b)	259,700
1,050,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(b)	1,045,770
1,000,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 10/21/20	972,835
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	489,223
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	150,377
150,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	147,888
	Prudential Financial Inc.:
	Senior Unsecured Notes:
775,000	3.500% due 5/15/24	779,461
343,000	3.935% due 12/7/49	315,380
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(a)	261,433
250,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	241,256
	Royal Bank of Canada:
250,000	Senior Unsecured Notes, 2.125% due 3/2/20	247,271
250,000	Subordinated Notes, 4.650% due 1/27/26	256,991
	Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
1,040,000	3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(a)	1,010,877
250,000	4.892% (3-Month USD-LIBOR + 1.754%) due 5/18/29(a)	249,977
250,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	242,411
	Santander Holdings USA Inc., Senior Unsecured Notes:
250,000	3.700% due 3/28/22	248,191
480,000	3.400% due 1/18/23	466,417
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$250,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(a)	$241,703
500,000	Santander UK PLC, Senior Unsecured Notes, 2.350% due 9/10/19	497,428
1,500,000	SBA Tower Trust, Mortgage, 3.168% due 4/11/22(b)	1,473,596
	Simon Property Group LP, Senior Unsecured Notes:
500,000	2.350% due 1/30/22	485,259
100,000	3.375% due 10/1/24	98,709
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
1,100,000	zero coupon, due 12/5/22(b)	998,250
800,000	zero coupon, due 12/5/22	726,000
125,000	Springleaf Finance Corp., Company Guaranteed Notes, 7.125% due 3/15/26	124,384
	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
500,000	2.934% due 3/9/21	494,863
250,000	2.778% due 10/18/22	242,027
590,000	3.076% (3-Month USD-LIBOR + 0.740%) due 1/17/23(a)	591,481
250,000	3.102% due 1/17/23	245,136
100,000	2.632% due 7/14/26	91,389
500,000	SunTrust Bank, Senior Unsecured Notes, 2.250% due 1/31/20	494,878
	Synchrony Bank, Senior Unsecured Notes:
250,000	3.650% due 5/24/21	248,404
350,000	3.000% due 6/15/22	336,895
1,950,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	1,878,645
245,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(b)	238,263
125,000	Travelers Cos., Inc., Senior Unsecured Notes, 5.350% due 11/1/40	144,859
	Unifin Financiera SAB de CV SOFOM ENR:
200,000	Senior Unsecured Notes, 7.375% due 2/12/26	192,502
1,300,000	Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%)(a)(e)	1,222,013
400,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	383,874
	United Overseas Bank Ltd.:
300,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%)(a)(e)	281,048
1,200,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	1,180,980
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	735,524
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	93,090
	Visa Inc., Senior Unsecured Notes:
750,000	2.800% due 12/14/22	739,321
100,000	4.150% due 12/14/35	104,534
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Wells Fargo & Co.:
	Senior Unsecured Notes:
$725,000	3.069% due 1/24/23	$709,256
250,000	3.000% due 4/22/26	234,439
500,000	3.000% due 10/23/26	467,070
835,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(a)	804,582
	Subordinated Notes:
250,000	4.400% due 6/14/46	235,016
250,000	4.750% due 12/7/46	247,596
1,000,000	Wells Fargo Bank NA, Senior Unsecured Notes, 2.150% due 12/6/19	991,586
	Westpac Banking Corp., Senior Unsecured Notes:
500,000	3.650% due 5/15/23	503,212
250,000	3.350% due 3/8/27	240,547
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.625% due 9/15/23	258,771
	Total Financial	96,301,092
Government – 0.7%
500,000	African Development Bank, Senior Unsecured Notes, 1.875% due 3/16/20	493,668
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,456,033
750,000	Council Of Europe Development Bank, Senior Unsecured Notes, 1.875% due 1/27/20	741,307
500,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 1.750% due 11/26/19	494,572
	European Investment Bank, Senior Unsecured Notes:
2,000,000	1.750% due 5/15/20	1,967,444
750,000	1.375% due 6/15/20	732,168
1,000,000	FMS Wertmanagement, Government Guaranteed Notes, 1.750% due 1/24/20	987,147
	Inter-American Development Bank:
500,000	Senior Unsecured Notes, 2.375% due 7/7/27	475,552
1,000,000	Unsecured Notes, 1.250% due 10/15/19	985,014
500,000	International Finance Corp., Unsecured Notes, 1.750% due 3/30/20	492,590
1,200,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,150,320
500,000	Malaysia Sukuk Global Bhd, Senior Unsecured Notes, 3.179% due 4/27/26	480,625
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	489,853
	Total Government	10,946,293
Industrial – 1.1%
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 7.250% due 5/15/24(b)	210,250
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$540,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	$509,921
270,000	BlueLine Rental Finance Corp./BlueLine Rental LLC, Secured Notes, 9.250% due 3/15/24(b)	283,500
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	485,452
300,000	3.650% due 3/1/47	285,083
240,000	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(b)	233,100
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
250,000	3.250% due 6/15/27	245,036
250,000	4.125% due 6/15/47	249,099
	Canadian Pacific Railway Co.:
250,000	Company Guaranteed Notes, 4.000% due 6/1/28	254,007
100,000	Senior Unsecured Notes, 2.900% due 2/1/25	95,869
500,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.700% due 8/9/21	482,630
	Caterpillar Inc., Senior Unsecured Notes:
1,045,000	3.400% due 5/15/24	1,050,421
100,000	3.803% due 8/15/42	96,351
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	228,555
250,000	4.500% due 8/1/54	243,808
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	203,580
	FedEx Corp., Company Guaranteed Notes:
500,000	3.300% due 3/15/27	479,375
990,000	4.750% due 11/15/45	986,791
250,000	4.400% due 1/15/47	236,750
	Flex Acquisition Co., Inc., Senior Unsecured Notes:
125,000	6.875% due 1/15/25(b)	120,312
40,000	7.875% due 7/15/26(b)	40,050
90,000	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(b)	92,137
400,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	386,164
500,000	General Dynamics Corp., Company Guaranteed Notes, 2.875% due 5/11/20	499,680
	General Electric Co., Senior Unsecured Notes:
1,000,000	2.200% due 1/9/20	990,041
500,000	4.500% due 3/11/44	483,850
500,000	Honeywell International Inc., Senior Unsecured Notes, 1.850% due 11/1/21	480,993
125,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(b)	116,562
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	John Deere Capital Corp., Senior Unsecured Notes:
$750,000	2.200% due 3/13/20	$742,457
250,000	2.800% due 9/8/27	234,636
200,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	195,536
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	248,337
250,000	4.700% due 5/15/46	266,383
155,000	Masonite International Corp., Senior Unsecured Notes, 5.750% due 9/15/26(b)	156,550
	Norfolk Southern Corp., Senior Unsecured Notes:
250,000	2.900% due 6/15/26	236,698
350,000	3.800% due 8/1/28	349,903
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	193,766
100,000	4.030% due 10/15/47	93,455
250,000	Owens Corning, Senior Unsecured Notes, 3.400% due 8/15/26	231,954
	Parker-Hannifin Corp., Senior Unsecured Notes:
400,000	3.250% due 3/1/27	388,562
200,000	4.100% due 3/1/47	199,310
225,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(b)	222,515
100,000	Rockwell Collins Inc., Senior Unsecured Notes, 3.200% due 3/15/24	97,035
495,000	Roper Technologies Inc., Senior Unsecured Notes, 4.200% due 9/15/28	494,439
300,000	Ryder System Inc., Senior Unsecured Notes, 2.800% due 3/1/22	293,478
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	295,906
225,000	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(b)	233,156
285,000	TransDigm UK Holdings PLC, Company Guaranteed Notes, 6.875% due 5/15/26(b)	292,430
230,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	223,388
	Union Pacific Corp., Senior Unsecured Notes:
250,000	3.350% due 8/15/46	212,671
125,000	3.875% due 2/1/55	110,046
	United Technologies Corp., Senior Unsecured Notes:
500,000	2.300% due 5/4/22	481,466
250,000	3.750% due 11/1/46	220,779
200,000	Votorantim Cimentos SA, Company Guaranteed Notes, 7.250% due 4/5/41	196,250
100,000	Vulcan Materials Co., Senior Unsecured Notes, 4.500% due 6/15/47	90,785
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$120,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(b)	$115,800
450,000	WestRock Co., Company Guaranteed Notes, 3.750% due 3/15/25(b)	443,185
	Total Industrial	17,630,243
Technology – 0.9%
	Apple Inc., Senior Unsecured Notes:
1,000,000	1.900% due 2/7/20	989,102
75,000	2.850% due 5/6/21	74,853
300,000	2.400% due 5/3/23	290,150
250,000	3.000% due 2/9/24	247,111
250,000	3.350% due 2/9/27	246,411
250,000	3.000% due 6/20/27	239,761
250,000	4.250% due 2/9/47	258,307
250,000	3.750% due 11/13/47	236,825
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	101,599
235,000	Ascend Learning LLC, Senior Unsecured Notes, 6.875% due 8/1/25(b)	237,350
	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
500,000	3.000% due 1/15/22	487,512
100,000	3.625% due 1/15/24	96,809
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	297,407
130,000	Camelot Finance SA, Senior Unsecured Notes, 7.875% due 10/15/24(b)	129,512
125,000	CDK Global Inc., Senior Unsecured Notes, 5.875% due 6/15/26	128,330
	Dell International LLC/EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(b)	104,954
750,000	6.020% due 6/15/26(b)	794,529
	DXC Technology Co., Senior Unsecured Notes:
300,000	2.875% due 3/27/20	297,376
400,000	4.750% due 4/15/27	407,898
150,000	Fidelity National Information Services Inc., Senior Unsecured Notes, 4.750% due 5/15/48	150,982
235,000	First Data Corp., Secured Notes, 5.750% due 1/15/24(b)	239,700
210,000	Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 SARL/Greeneden US Ho, Company Guaranteed Notes, 10.000% due 11/30/24(b)	234,150
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
100,000	3.600% due 10/15/20	100,677
150,000	6.200% due 10/15/35	154,998
230,000	Informatica LLC, Senior Unsecured Notes, 7.125% due 7/15/23(b)	234,025
250,000	Intel Corp., Senior Unsecured Notes, 4.100% due 5/19/46	249,899
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
	International Business Machines Corp., Senior Unsecured Notes:
$250,000	2.500% due 1/27/22	$244,351
250,000	3.300% due 1/27/27	245,964
100,000	4.000% due 6/20/42	96,936
125,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	129,374
925,000	Microchip Technology Inc., Senior Secured Notes, 4.333% due 6/1/23(b)	921,353
	Microsoft Corp., Senior Unsecured Notes:
500,000	1.850% due 2/6/20	494,543
250,000	2.400% due 2/6/22	245,567
250,000	2.875% due 2/6/24	245,899
250,000	3.300% due 2/6/27	247,625
250,000	3.450% due 8/8/36	238,372
750,000	4.250% due 2/6/47	790,439
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	483,876
100,000	2.950% due 11/15/24	97,230
500,000	2.650% due 7/15/26	466,592
250,000	3.850% due 7/15/36	242,705
250,000	4.000% due 7/15/46	240,317
200,000	4.000% due 11/15/47	192,238
	QUALCOMM Inc., Senior Unsecured Notes:
500,000	3.000% due 5/20/22	493,799
100,000	4.650% due 5/20/35	101,225
165,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(b)	152,625
400,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22	397,958
225,000	Sophia LP/Sophia Finance Inc., Senior Unsecured Notes, 9.000% due 9/30/23(b)	234,562
400,000	Xerox Corp., Senior Unsecured Notes, 4.070% due 3/17/22	394,722
	Total Technology	14,428,499
Utilities – 1.3%
200,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	206,750
100,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	94,063
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	242,473
250,000	5.150% due 11/15/43	275,348
130,000	Calpine Corp., Senior Unsecured Notes, 5.750% due 1/15/25	117,975
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$1,200,000	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	$1,173,000
	Commonwealth Edison Co., 1st Mortgage Notes:
150,000	3.750% due 8/15/47	141,805
150,000	4.000% due 3/1/48	147,321
250,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.950% due 3/1/43	241,389
500,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	492,066
150,000	DTE Electric Co., GENL REF MORT, 3.750% due 8/15/47	142,227
	Duke Energy Corp., Senior Unsecured Notes:
1,655,000	2.650% due 9/1/26	1,505,148
350,000	3.750% due 9/1/46	313,101
250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	314,688
450,000	Edison International, Senior Unsecured Notes, 4.125% due 3/15/28	450,942
286,950	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	280,843
700,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	650,406
	Energuate Trust, Company Guaranteed Notes:
200,000	5.875% due 5/3/27(b)	191,000
200,000	5.875% due 5/3/27	191,000
600,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	623,288
200,000	Entergy Louisiana LLC, Collateral Trust, 4.000% due 3/15/33	203,313
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	95,480
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	497,570
500,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	491,025
	Florida Power & Light Co., 1st Mortgage Notes:
250,000	3.125% due 12/1/25	245,091
150,000	3.950% due 3/1/48	149,738
550,000	Fortis Inc., Senior Unsecured Notes, 2.100% due 10/4/21	526,349
	Georgia Power Co., Senior Unsecured Notes:
250,000	2.000% due 3/30/20	245,493
250,000	3.250% due 3/30/27	235,838
800,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	772,000
200,000	Israel Electric Corp., Ltd, Senior Secured Notes, 5.000% due 11/12/24(b)	204,500
791,738	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	781,842
500,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	482,551
250,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	243,046
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$255,000	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.250% due 9/15/24(b)	$248,625
55,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 11/1/23	56,237
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	144,872
100,000	4.375% due 5/15/47	98,715
250,000	Northern States Power Co., 1st Mortgage Notes, 3.600% due 5/15/46	233,117
100,000	NRG Energy Inc., Company Guaranteed Notes, 6.250% due 7/15/22	103,250
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	116,973
	Pacific Gas & Electric Co., Senior Unsecured Notes:
250,000	3.300% due 3/15/27	230,300
250,000	6.050% due 3/1/34	280,923
1,300,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	1,033,500
250,000	PECO Energy Co., 1st Mortgage Notes, 4.150% due 10/1/44	252,670
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	98,146
250,000	3.100% due 5/15/26	234,146
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	124,024
200,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.050% due 5/1/48	201,630
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	96,437
150,000	Puget Sound Energy Inc., 1st Mortgage Notes, 4.223% due 6/15/48	153,828
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	123,136
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	126,676
75,000	South Carolina Electric & Gas Co., 1st Mortgage Notes, 4.500% due 6/1/64	69,518
	Southern California Edison Co., 1st Mortgage Notes:
125,000	4.050% due 3/15/42	120,037
250,000	4.000% due 4/1/47	239,029
150,000	Southern California Gas Co., 1st Mortgage Notes, 3.150% due 9/15/24	147,805
	Southern Co., Senior Unsecured Notes:
645,000	1.850% due 7/1/19	640,397
250,000	4.400% due 7/1/46	239,943
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	145,075
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	232,917
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	105,164
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$175,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 7.000% due 7/15/26(b)	$175,438
200,000	Transelec SA, Senior Unsecured Notes, 4.625% due 7/26/23	202,928
600,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	591,750
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	99,224
250,000	3.500% due 3/15/27	247,464
250,000	4.000% due 1/15/43	241,470
195,000	Vistra Operations Co. LLC, Senior Unsecured Notes, 5.500% due 9/1/26(b)	198,471
	Total Utilities	20,622,504
	TOTAL CORPORATE BONDS & NOTES (Cost – $318,011,722)	310,531,743
MORTGAGE-BACKED SECURITIES – 18.6%
FHLMC – 4.5%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
3,722,540	2.500% due 2/1/32	3,617,794
150,000	2.500% due 9/1/48(h)	140,268
20,502,097	3.000% due 3/1/32 – 1/1/46	20,051,620
40,120,053	3.500% due 6/1/33 – 2/1/48	40,012,276
646,000	3.500% due 9/1/33(h)	652,934
6,978,408	4.000% due 5/1/46 – 9/1/48	7,127,264
1,574,000	4.000% due 9/1/48(h)	1,602,657
2,945,066	4.500% due 9/1/46 – 8/1/48	3,065,871
	TOTAL FHLMC	76,270,684
FNMA – 11.5%
	Federal National Mortgage Association (FNMA):
1,700,000	2.490% due 9/1/28	1,570,352
24,177,569	2.500% due 1/1/32 – 2/1/47	22,827,935
300,000	2.500% due 9/1/48(h)	280,658
68,155,738	3.000% due 2/1/32 – 3/1/47	66,407,134
46,688,885	3.500% due 7/1/26 – 3/1/48	46,580,772
30,858,422	4.000% due 5/1/33 – 4/1/48	31,497,741
235,000	4.000% due 9/1/33(h)	240,427
8,429,648	4.500% due 5/1/48 – 6/1/48	8,753,694
7,190,640	5.000% due 4/1/40 – 3/1/47	7,694,713
	TOTAL FNMA	185,853,426
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – 2.6%
	Government National Mortgage Association II (GNMA):
$500,000	2.500% due 9/1/48(h)	$473,516
12,019,250	3.000% due 6/20/46 – 7/20/46	11,771,487
18,118,019	3.500% due 5/20/43 – 12/20/47	18,185,306
8,106,481	4.000% due 9/20/45 – 7/20/48	8,333,053
3,322,642	4.500% due 4/20/48 – 7/20/48	3,455,571
467,447	5.000% due 3/20/48	491,362
	TOTAL GNMA	42,710,295
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $310,194,053)	304,834,405
ASSET-BACKED SECURITIES – 8.5%
3,305,626	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(b)	3,291,115
500,000	Assurant CLO III Ltd., Series 2018-2A, Class A, 3.389% (3-Month USD-LIBOR + 1.230%) due 10/20/31(a)(b)	499,997
8,890,178	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN6, Class A1, step bond to yield, 4.090% due 7/25/33(b)	8,888,085
1,976,200	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(b)	1,984,731
500,000	CBAM Ltd., Series 2018-6A, Class A, 3.330% (3-Month USD-LIBOR + 0.940%) due 7/15/31(a)(b)	499,410
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 3.657% (3-Month USD-LIBOR + 1.320%) due 7/13/29(a)(b)	1,002,479
200,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920% due 4/7/22	196,977
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 3.688% (3-Month USD-LIBOR + 1.340%) due 7/20/30(a)(b)	1,006,764
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.569% (3-Month USD-LIBOR + 1.230%) due 10/15/29(a)(b)	998,870
	GCAT LLC:
6,106,350	Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(b)	6,059,068
2,629,748	Series 2017-5, Class A1, step bond to yield, 3.228% due 7/25/47(b)	2,620,519
4,753,962	Helios Issuer LLC Series, Series 2017-1A, Class A, 4.940% due 9/20/49(b)	4,824,524
529,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 3.170% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	529,826
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 3.310% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(b)	2,250,428
1,425,000	Series 2018-SFR1, Class D, 3.510% (1-Month USD-LIBOR + 1.450%) due 3/17/37(a)(b)	1,427,449
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$990,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(b)	$993,811
1,000,000	LCM XV LP, Series 15A, Class DR, 6.059% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(b)	1,009,723
1,000,000	LCM XVI LP, Series 16A, Class AR, 3.369% (3-Month USD-LIBOR + 1.030%) due 7/15/26(a)(b)	1,000,012
1,000,000	Madison Park Funding XI Ltd., Series 2013-11A, Class AR, 3.507% (3-Month USD-LIBOR + 1.160%) due 7/23/29(a)(b)	999,995
1,000,000	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.182% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	994,532
2,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.659% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	2,000,996
	Marlette Funding Trust:
281,710	Series 2017-2A, Class A, 2.390% due 7/15/24(b)	281,230
670,511	Series 2018-1A, Class A, 2.610% due 3/15/28(b)	668,883
1,500,000	Midocean Credit CLO VII, Series 2017-7A, Class A1, 3.659% (3-Month USD-LIBOR + 1.320%) due 7/15/29(a)(b)	1,501,661
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 3.598% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(b)	1,001,137
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.615% (3-Month USD-LIBOR + 1.280%) due 7/25/29(a)(b)	1,001,065
500,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3.189% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	498,052
2,000,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	1,979,167
500,000	Northwoods Capital XI-B, Series 2018-11BA, Class A1, 3.462% (3-Month USD-LIBOR + 1.100%) due 4/19/31(a)(b)	498,245
1,000,000	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 3.584% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	998,778
13,502,904	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, step bond to yield, 3.000% due 7/25/57(b)	13,293,232
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class A1R, 3.462% (3-Month USD-LIBOR + 1.140%) due 11/18/26(a)(b)	999,885
15,623,284	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 2.255% (1-Month USD-LIBOR + 0.190%) due 7/25/37(a)	13,380,944
707,740	Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 3.079% (3-Month USD-LIBOR + 0.740%) due 10/15/25(a)(b)	706,350
10,386,025	PRPM LLC, Series 2017-2A, Class A1, step bond to yield, 3.470% due 9/25/22(b)	10,320,398
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.538% (3-Month USD-LIBOR + 1.190%) due 10/20/30(a)(b)	998,281
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	$997,795
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 3.572% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	1,004,335
1,320,179	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(b)	1,310,465
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 3.479% (3-Month USD-LIBOR + 1.140%) due 1/15/31(a)(b)	998,878
3,006,723	VOLT LIX LLC, Series 2017-NPL6, Class A1, step bond to yield, 3.250% due 5/25/47(b)	2,992,466
8,205,164	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(b)	8,175,929
5,034,949	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(b)	4,996,437
10,983,170	WaMu Asset-Backed Certificates WaMu Series Trust, Series 2007-HE4, Class 1A, 2.235% (1-Month USD-LIBOR + 0.170%) due 7/25/47(a)	8,694,669
16,272,765	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 2.220% (1-Month USD-LIBOR + 0.155%) due 8/25/36(a)	15,118,559
	Wellfleet CLO Ltd.:
1,000,000	Series 2017-2A, Class A1, 3.598% (3-Month USD-LIBOR + 1.250%) due 10/20/29(a)(b)	1,001,207
1,000,000	Series 2017-3A, Class A1, 3.486% (3-Month USD-LIBOR + 1.150%) due 1/17/31(a)(b)	997,708
500,000	Series 2018-2A, Class A1, zero coupon (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)(d)	499,350
1,000,000	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.869% (3-Month USD-LIBOR + 1.530%) due 10/15/28(a)(b)	1,000,373
	TOTAL ASSET-BACKED SECURITIES (Cost – $137,706,036)	138,994,790
SENIOR LOANS(a) – 3.3%
	Access CIG LLC:
38,863	3.750% (3-Month USD-LIBOR + 3.750%) due 2/27/25	38,985
519,578	5.826% (1-Month USD-LIBOR + 3.750%) due 2/27/25	521,204
	Acrisure LLC:
80,000	6.086% (3-Month USD-LIBOR + 3.750%) due 11/22/23	79,950
380,749	6.592% (3-Month USD-LIBOR + 4.250%) due 11/22/23	381,606
254,361	Air Medical Group Holdings Inc., 5.321% (1-Month USD-LIBOR + 3.250%) due 4/28/22	249,645
255,000	Air Methods Corp., 5.834% (3-Month USD-LIBOR + 3.500%) due 4/22/24	232,899
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) – (continued)
$55,000	Alera Group Intermediate Holdings Inc., 6.576% (1-Month USD-LIBOR + 4.500%) due 8/1/25	$55,344
195,000	Aleris International Inc., 6.826% (1-Month USD-LIBOR + 4.750%) due 2/27/23	197,621
246,659	American Tire Distributors Inc., 6.326% (1-Month USD-LIBOR + 4.250%) due 9/1/21	187,846
499,884	Amneal Pharmaceuticals LLC, 5.625% (1-Month USD-LIBOR + 3.500%) due 5/4/25	503,009
119,100	Applied Systems Inc., 5.334% (3-Month USD-LIBOR + 3.000%) due 9/19/24	119,497
513,488	AssuredPartners Inc., 5.326% (1-Month USD-LIBOR + 3.250%) due 10/22/24	512,975
	Asurion LLC:
448,972	5.076% (1-Month USD-LIBOR + 3.000%) due 11/3/23	450,256
115,000	8.576% (1-Month USD-LIBOR + 6.500%) due 8/4/25	118,258
195,000	Auris LuxCo, due 7/24/25(i)	196,301
337,284	Avantor Inc., 6.076% (1-Month USD-LIBOR + 4.000%) due 11/21/24	341,018
507,163	Avaya Inc., 6.313% (1-Month USD-LIBOR + 4.250%) due 12/15/24	510,272
59,250	Bausch Health Cos., Inc., 5.081% (1-Month USD-LIBOR + 3.000%) due 6/2/25	59,437
255,000	BCP Renaissance Parent LLC, 5.842% (3-Month USD-LIBOR + 3.500%) due 10/31/24	255,745
416,869	BJ’s Wholesale Club Inc., 5.067% (1-Month USD-LIBOR + 3.000%) due 2/3/24	417,390
190,000	Blackhawk Network Holdings Inc., 5.183% (2-Month USD-LIBOR + 3.000%) due 6/15/25	190,555
455,000	BMC Software Finance Inc., due 9/1/25(i)	455,136
130,000	Boyd Corp., due 8/14/25(i)	130,325
145,400	Brand Energy & Infrastructure Services Inc., 6.596% (3-Month USD-LIBOR + 4.250%) due 6/21/24	146,066
395,000	Brazos Delaware II LLC, 6.077% (1-Month USD-LIBOR + 4.000%) due 5/21/25	391,172
495,209	Bright Bidco BV, 5.751% (1-Month USD-LIBOR + 3.500%) due 6/30/24	490,361
245,000	Brookfield WEC Holdings Inc., 5.832% (1-Month USD-LIBOR + 3.750%) due 8/1/25	246,286
286,012	BWay Holding Co., 5.581% (3-Month USD-LIBOR + 3.250%) due 4/3/24	284,785
472,743	Canyon Valor Cos., Inc., 5.584% (3-Month USD-LIBOR + 3.250%) due 6/16/23	474,043
701,475	Capri Acquisitions BidCo Ltd., 5.592% (3-Month USD-LIBOR + 3.250%) due 11/1/24	697,968
337,450	CBS Radio Inc., 4.816% (1-Month USD-LIBOR + 2.750%) due 11/18/24	334,075
525,000	Cengage Learning Inc., 6.327% (1-Month USD-LIBOR + 4.250%) due 6/7/23	485,887
298,737	CenturyLink Inc., 4.826% (1-Month USD-LIBOR + 2.750%) due 1/31/25	295,152
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) – (continued)
$380,139	Change Healthcare Holdings Inc., 4.826% (1-Month USD-LIBOR + 2.750%) due 3/1/24	$380,245
450,000	Cincinnati Bell Inc., 5.326% (1-Month USD-LIBOR + 3.250%) due 10/2/24	448,632
308,677	ClubCorp Holdings Inc., 5.084% (3-Month USD-LIBOR + 2.750%) due 9/18/24	305,050
572,850	Compass Power Generation LLC, 5.576% (1-Month USD-LIBOR + 3.500%) due 12/20/24	574,643
247,555	Constellis Holdings LLC, 7.334% (3-Month USD-LIBOR + 5.000%) due 4/21/24	249,102
385,000	Covia Holdings Corp., 6.050% (3-Month USD-LIBOR + 3.750%) due 6/1/25	380,026
294,583	CSM Bakery Solutions Ltd., 6.340% (3-Month USD-LIBOR + 4.000%) due 7/3/20	283,830
463,838	Cvent Inc., 5.826% (1-Month USD-LIBOR + 3.750%) due 11/29/24	462,678
273,315	CVS Holdings I LP, 5.080% (1-Month USD-LIBOR + 3.000%) due 2/6/25	272,462
	Cyxtera DC Holdings Inc.:
1,027,406	5.090% (1-Month USD-LIBOR + 3.000%) due 5/1/24	1,032,543
50,000	9.340% (1-Month USD-LIBOR + 7.250%) due 5/1/25	49,958
573,813	Deerfield Dakota Holding LLC, 5.584% (3-Month USD-LIBOR + 3.250%) due 2/13/25	574,650
	Dentalcorp of Canada ULC:
8,570	2.526% (3-Month USD-LIBOR + 1.875%) due 6/6/25	8,598
208,000	5.826% (1-Month USD-LIBOR + 3.750%) due 6/6/25	208,693
274,171	Digicel International Finance Ltd., 5.570% (3-Month USD-LIBOR + 3.250%) due 5/27/24	255,892
40,000	Dynatrace LLC, 5.316% (1-Month USD-LIBOR + 3.250%) due 8/25/25	40,117
513,713	EAB Global Inc., 6.252% (2-Month USD-LIBOR + 3.750%) due 11/15/24	509,860
65,000	EagleView Technology Corp., 5.567% (1-Month USD-LIBOR + 3.500%) due 8/14/25	64,878
	Edelman Financial Center LLC:
285,000	5.592% (3-Month USD-LIBOR + 3.250%) due 7/21/25	286,337
25,000	9.092% (3-Month USD-LIBOR + 6.750%) due 7/20/26	25,562
	EG Group Ltd.:
129,675	6.267% (3-Month USD-LIBOR + 4.000%) due 2/7/25	129,621
448,875	6.334% (3-Month USD-LIBOR + 4.000%) due 2/7/25	448,686
337,183	Equian Buyer Corp., 5.316% (1-Month USD-LIBOR + 3.250%) due 5/20/24	336,974
636,962	Equinox Holdings Inc., 5.076% (1-Month USD-LIBOR + 3.000%) due 3/8/24	639,509
210,850	Exgen Renewables IV LLC, 5.320% (3-Month USD-LIBOR + 3.000%) due 11/28/24	211,377
563,944	Explorer Holdings Inc., 6.084% (3-Month USD-LIBOR + 3.750%) due 5/2/23	566,764
511,751	Federal-Mogul Corp., 5.815% (1-Month USD-LIBOR + 3.750%) due 4/15/21	512,938
209,475	Filtration Group Corp., 5.076% (1-Month USD-LIBOR + 3.000%) due 3/29/25	210,131
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) – (continued)
$314,213	Flexera Software LLC, 5.330% (1-Month USD-LIBOR + 3.250%) due 2/26/25	$314,291
181,252	Foresight Energy LLC, 7.826% (1-Month USD-LIBOR + 5.750%) due 3/28/22	180,701
137,428	Forterra Finance LLC, 5.076% (1-Month USD-LIBOR + 3.000%) due 10/25/23	128,572
145,000	frontdoor Inc., 4.625% (3-Month USD-LIBOR + 2.500%) due 8/16/25	145,181
420,000	Frontera Generation Holdings LLC, 6.331% (1-Month USD-LIBOR + 4.250%) due 5/2/25	421,050
205,466	FTS International Inc., 6.826% (1-Month USD-LIBOR + 4.750%) due 4/16/21	205,595
320,950	Gates Global LLC, 5.084% (3-Month USD-LIBOR + 2.750%) due 4/1/24	322,404
	Gentiva Health Services Inc.:
425,158	6.125% (3-Month USD-LIBOR + 3.750%) due 7/2/25	427,816
105,000	9.375% (3-Month USD-LIBOR + 7.000%) due 7/2/26	106,575
299,250	Gopher Resource LLC, 5.326% (1-Month USD-LIBOR + 3.250%) due 3/6/25	300,746
455,000	Graftech International Ltd., 5.576% (1-Month USD-LIBOR + 3.500%) due 2/12/25	457,275
628,633	Greeneden US Holdings I LLC, 5.576% (1-Month USD-LIBOR + 3.500%) due 12/1/23	629,683
975,000	GTT Communications Inc., 4.830% (1-Month USD-LIBOR + 2.750%) due 5/31/25	955,276
164,715	Gulf Finance LLC, 7.590% (3-Month USD-LIBOR + 5.250%) due 8/25/23	136,611
113,229	GW Honos Security Corp., 5.800% (3-Month USD-LIBOR + 3.500%) due 5/24/24	113,654
190,865	Harbor Freight Tools USA Inc., 4.576% (1-Month USD-LIBOR + 2.500%) due 8/18/23	190,573
669,938	Hayward Industries Inc., 5.576% (1-Month USD-LIBOR + 3.500%) due 8/5/24	671,612
700,000	Intelsat Jackson Holdings SA, 5.815% (1-Month USD-LIBOR + 3.750%) due 11/27/23	703,017
506,687	Intralinks Inc., 6.080% (1-Month USD-LIBOR + 4.000%) due 11/14/24(j)	508,587
507,388	Intrawest Resorts Holdings Inc., 5.076% (1-Month USD-LIBOR + 3.000%) due 7/31/24	507,601
410,000	ION Trading Technologies SARL, due 11/21/24(i)	407,823
566,410	IRB Holding Corp., 5.321% (1-Month USD-LIBOR + 3.250%) due 2/5/25	568,840
374,036	Jaguar Holding Co. I LLC, 4.576% (1-Month USD-LIBOR + 2.500%) due 8/18/22	373,654
335,000	KBR Inc., 5.815% (1-Month USD-LIBOR + 3.750%) due 4/25/25	337,305
410,538	Kenan Advantage Group Holdings Corp., 5.076% (1-Month USD-LIBOR + 3.000%) due 7/29/22	408,231
175,000	Kindred Healthcare LLC, 7.375% (3-Month USD-LIBOR + 5.000%) due 7/2/25	174,454
530,152	Klockner Pentaplast of America Inc., 6.326% (1-Month USD-LIBOR + 4.250%) due 6/30/22	512,922
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) – (continued)
$540,000	Kronos Acquisition Intermediate Inc., 6.065% (1-Month USD-LIBOR + 4.000%) due 5/15/23	$534,940
428,925	Kronos Inc., 5.343% (2-Month USD-LIBOR + 3.000%) due 11/1/23	429,783
194,513	Lions Gate Capital Holdings LLC, 4.315% (1-Month USD-LIBOR + 2.250%) due 3/24/25	194,269
259,350	Lucid Energy Group II Borrower LLC, 5.077% (1-Month USD-LIBOR + 3.000%) due 2/17/25	255,136
105,000	Marriott Ownership Resorts Inc., due 8/29/25(i)	105,131
	Mavis Tire Express Services Corp.:
4,743	1.238% (3-Month USD-LIBOR + 1.000%) due 3/20/25	4,695
537,405	5.327% (1-Month USD-LIBOR + 3.250%) due 3/20/25	532,031
143,713	McDermott International Inc., 7.076% (1-Month USD-LIBOR + 5.000%) due 5/12/25	145,127
254,325	Meredith Corp., 5.076% (1-Month USD-LIBOR + 3.000%) due 1/31/25	254,890
44,271	Mission Broadcasting Inc., 4.582% (1-Month USD-LIBOR + 2.500%) due 1/17/24	44,419
	Misys Ltd.:
250,630	5.576% (1-Month USD-LIBOR + 3.500%) due 6/13/24	249,310
260,000	9.326% (1-Month USD-LIBOR + 7.250%) due 6/13/25	254,800
508,725	Mitchell International Inc., 5.326% (1-Month USD-LIBOR + 3.250%) due 11/29/24	507,346
	MLN US HoldCo LLC:
330,000	due 7/11/25(i)	331,237
75,000	due 7/13/26(i)	74,250
388,669	MPH Acquisition Holdings LLC, 5.084% (3-Month USD-LIBOR + 2.750%) due 6/7/23	388,292
325,327	Nexstar Broadcasting Inc., 4.582% (1-Month USD-LIBOR + 2.500%) due 1/17/24	326,410
116,406	Optiv Inc., 5.313% (1-Month USD-LIBOR + 3.250%) due 2/1/24	112,623
503,738	Oryx Southern Delaware Holdings LLC, 5.326% (1-Month USD-LIBOR + 3.250%) due 2/28/25	492,821
384,033	Parexel International Corp., 4.826% (1-Month USD-LIBOR + 2.750%) due 9/27/24	383,745
674,900	Peak 10 Holding Corp., 5.834% (3-Month USD-LIBOR + 3.500%) due 8/1/24	661,064
105,000	Penn National Gaming Inc., due 8/14/25(i)	105,131
376,674	Pike Corp., 5.580% (1-Month USD-LIBOR + 3.500%) due 3/23/25	379,122
425,000	Pisces Midco Inc., 6.087% (3-Month USD-LIBOR + 3.750%) due 4/12/25	426,241
245,000	Plantronics Inc., 4.576% (1-Month USD-LIBOR + 2.500%) due 7/2/25	244,285
625,267	Playa Resorts Holding BV, 4.830% (1-Month USD-LIBOR + 2.750%) due 4/29/24	619,796
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) – (continued)
$733,163	PowerTeam Services LLC, 5.584% (3-Month USD-LIBOR + 3.250%) due 3/6/25	$726,747
408,967	Prime Security Services Borrower LLC, 4.826% (1-Month USD-LIBOR + 2.750%) due 5/2/22	409,806
638,550	Project Alpha Intermediate Holding Inc., 5.990% (3-Month USD-LIBOR + 3.500%) due 4/26/24	638,282
408,411	Radiate Holdco LLC, 5.076% (1-Month USD-LIBOR + 3.000%) due 2/1/24	405,859
430,000	Radiology Partners Inc., 6.589% (3-Month USD-LIBOR + 4.250%) due 7/9/25	427,850
575,000	Renaissance Holding Corp., 5.584% (3-Month USD-LIBOR + 3.250%) due 5/30/25	572,844
367,088	RentPath LLC, 6.830% (1-Month USD-LIBOR + 4.750%) due 12/17/21(j)	301,012
154,608	Reynolds Group Holdings Inc., 4.826% (1-Month USD-LIBOR + 2.750%) due 2/5/23	155,050
239,400	Robertshaw US Holding Corp., 5.625% (1-Month USD-LIBOR + 3.500%) due 2/28/25	237,157
70,000	Schenectady International Group Inc., due 8/17/25(i)	68,600
413,963	Scientific Games International Inc., 4.826% (1-Month USD-LIBOR + 2.750%) due 8/14/24	412,704
	Securus Technologies Holdings Inc.:
104,000	due 11/1/24(i)	103,870
716,875	6.576% (1-Month USD-LIBOR + 4.500%) due 11/1/24	715,979
632,000	Select Medical Corp., 4.821% (1-Month USD-LIBOR + 2.750%) due 3/1/21	634,895
335,000	Severin Acquisition LLC, 5.332% (3-Month USD-LIBOR + 3.250%) due 8/1/25	333,744
625,000	SIWF Holdings Inc., 6.314% (1-Month USD-LIBOR + 4.250%) due 6/15/25	625,781
332,700	SolarWinds Holdings Inc., 5.076% (1-Month USD-LIBOR + 3.000%) due 2/5/24	333,688
	Solenis Holdings LLC:
265,000	6.311% (3-Month USD-LIBOR + 4.000%) due 12/26/23	266,155
55,000	10.811% (3-Month USD-LIBOR + 8.500%) due 6/26/24	54,175
498,717	Sophia LP, 5.584% (3-Month USD-LIBOR + 3.250%) due 9/30/22	499,839
90,000	Sound Inpatient Physicians Inc., 5.076% (1-Month USD-LIBOR + 3.000%) due 6/27/25	90,150
507,436	Southern Graphics Inc., 5.326% (1-Month USD-LIBOR + 3.250%) due 12/31/22	506,487
55,000	SRS Distribution Inc., 5.441% (2-Month USD-LIBOR + 3.250%) due 5/23/25	53,704
70,000	SS&C Technologies Holdings Inc., due 4/16/25(i)	70,015
233,238	Staples Inc., 6.343% (3-Month USD-LIBOR + 4.000%) due 9/12/24	232,447
95,000	Stars Group Holdings BV, 5.831% (3-Month USD-LIBOR + 3.500%) due 7/10/25	95,706
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) – (continued)
$174,089	Syncreon Global Finance (US) Inc., 6.326% (1-Month USD-LIBOR + 4.250%) due 10/28/20	$163,753
556,813	Team Health Holdings Inc., 4.826% (1-Month USD-LIBOR + 2.750%) due 2/6/24	531,294
325,000	Tenneco Inc., due 6/18/25(i)	325,000
413,850	Titan Acquisition Ltd., 5.076% (1-Month USD-LIBOR + 3.000%) due 3/28/25	391,680
636,938	TKC Holdings Inc., 5.830% (1-Month USD-LIBOR + 3.750%) due 2/1/23	636,441
	Transdigm Inc.:
408,975	4.576% (1-Month USD-LIBOR + 2.500%) due 6/9/23	408,018
166,004	4.576% (1-Month USD-LIBOR + 2.500%) due 5/30/25	165,562
150,000	Travel Leaders Group LLC, 6.060% (1-Month USD-LIBOR + 4.000%) due 1/25/24	151,219
255,000	Traverse Midstream Partners LLC, 6.340% (3-Month USD-LIBOR + 4.000%) due 9/27/24	255,956
636,897	UFC Holdings LLC, 5.330% (1-Month USD-LIBOR + 3.250%) due 8/18/23	639,171
140,000	Ultra Resources Inc., 5.077% (1-Month USD-LIBOR + 3.000%) due 4/12/24	125,271
334,143	US Renal Care Inc., 6.584% (3-Month USD-LIBOR + 4.250%) due 12/30/22	324,954
733,163	US Silica Co., 6.125% (1-Month USD-LIBOR + 4.000%) due 5/1/25	731,535
290,000	VeriFone Systems Inc., 6.322% (3-Month USD-LIBOR + 4.000%) due 8/20/25	290,362
320,000	Verscend Holding Corp., due 8/27/25(i)	321,802
315,000	Vertafore Inc., 5.326% (1-Month USD-LIBOR + 3.250%) due 7/2/25	314,187
557,200	West Corp., 6.076% (1-Month USD-LIBOR + 4.000%) due 10/10/24	554,587
290,000	WP CPP Holdings LLC, 6.214% (3-Month USD-LIBOR + 3.750%) due 4/30/25	290,908
290,000	Yak Access LLC, 7.067% (1-Month USD-LIBOR + 5.000%) due 7/11/25	279,850
	TOTAL SENIOR LOANS (Cost – $54,000,908)	53,661,864
SOVEREIGN BONDS – 1.2%
Argentina – 0.1%
	Argentine Republic Government International Bond:
1,100,000	6.875% due 1/26/27	860,750
250,000	5.875% due 1/11/28	181,625
350,000	6.625% due 7/6/28	262,500
1,350,000	Provincia de Buenos Aires, 7.875% due 6/15/27	972,013
	Total Argentina	2,276,888
Canada – 0.1%
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	976,506
750,000	Province of Quebec Canada, 2.375% due 1/31/22	733,726
	Total Canada	1,710,232
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Chile – 0.1%
	Chile Government International Bond:
$400,000	3.125% due 3/27/25	$388,740
1,600,000	3.125% due 1/21/26	1,544,320
	Total Chile	1,933,060
Colombia – 0.1%
	Colombia Government International Bond:
750,000	3.875% due 4/25/27	730,125
250,000	5.625% due 2/26/44	271,875
	Total Colombia	1,002,000
Hungary – 0.0%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	535,385
India – 0.0%
200,000	Export-Import Bank of India, 4.000% due 1/14/23	199,006
Indonesia – 0.1%
1,300,000	Perusahaan Penerbit SBSN Indonesia III, 4.150% due 3/29/27(b)	1,263,275
Israel – 0.0%
700,000	Israel Government International Bond, 2.875% due 3/16/26	667,271
Japan – 0.1%
	Japan Bank for International Cooperation:
500,000	1.750% due 5/28/20	490,389
250,000	2.750% due 11/16/27	239,088
	Total Japan	729,477
Mexico – 0.1%
	Mexico Government International Bond:
500,000	3.500% due 1/21/21	500,125
600,000	4.150% due 3/28/27	591,900
350,000	3.750% due 1/11/28	332,850
750,000	4.600% due 1/23/46	697,125
	Total Mexico	2,122,000
Panama – 0.0%
	Panama Government International Bond:
400,000	4.000% due 9/22/24	408,000
250,000	4.500% due 5/15/47	251,875
	Total Panama	659,875
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Peru – 0.1%
$700,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	$680,400
100,000	Peruvian Government International Bond, 5.625% due 11/18/50	119,600
	Total Peru	800,000
Philippines – 0.2%
	Philippine Government International Bond:
2,100,000	4.200% due 1/21/24	2,161,883
750,000	3.950% due 1/20/40	736,538
	Total Philippines	2,898,421
Poland – 0.0%
500,000	Republic of Poland Government International Bond, 4.000% due 1/22/24	510,300
South Korea – 0.1%
750,000	Export-Import Bank of Korea, 2.125% due 1/25/20	738,779
Supranational – 0.1%
	International Bank for Reconstruction & Development:
1,000,000	1.875% due 4/21/20	986,846
1,000,000	1.375% due 9/20/21	957,912
250,000	1.875% due 10/27/26	230,382
	Total Supranational	2,175,140
Uruguay – 0.0%
250,000	Uruguay Government International Bond, 4.125% due 11/20/45	232,375
	TOTAL SOVEREIGN BONDS (Cost – $21,605,888)	20,453,484
Face Amount/Units	Rating††
MUNICIPAL BONDS – 0.2%
California – 0.1%
$125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	173,371
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	146,249
150,000	AA+	Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/50	215,786
150,000	AA-	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	198,252
		State of California, GO:
25,000	AA-	3.500% due 4/1/28	24,877
40,000	AA-	4.600% due 4/1/38	42,103
100,000	AA-	7.500% due 4/1/34	140,519
200,000	AA-	7.550% due 4/1/39	296,606
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$125,000	AA-	7.600% due 11/1/40	$188,876
		University of California, Revenue Bonds:
100,000	AA	Series AJ, 4.601% due 5/15/31	106,771
25,000	AA	Series AX, 3.063% due 7/1/25	24,529
75,000	AA	Series R, 5.770% due 5/15/43	92,177
		Total California	1,650,116
Florida – 0.0%
20,000	A	County of Miami-Dade FL Aviation Revenue, Revenue Bonds, Series C, 4.280% due 10/1/41	20,061
Illinois – 0.0%
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	241,275
100,000	BBB-	6.725% due 4/1/35	107,302
		Total Illinois	348,577
Massachusetts – 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	120,208
Nevada – 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	144,457
New Jersey – 0.0%
100,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.414% due 1/1/40	144,820
New York – 0.1%
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	219,460
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	153,008
205,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series B, 2.100% due 3/15/22	201,423
200,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	212,640
		Total New York	786,531
Ohio – 0.0%
100,000	A	American Municipal Power Inc., Revenue Bonds, Combined Hydroelectric Projects B, 8.084% due 2/15/50	160,700
Texas – 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	93,416
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – 0.0%
$10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	$9,728
		TOTAL MUNICIPAL BONDS (Cost – $3,470,756)	3,478,614
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,611,955,641)	1,583,550,885
SHORT-TERM INVESTMENTS – 3.3%
TIME DEPOSITS – 3.3%
45,343,044		Deutsche Bank AG – Grand Cayman, 1.280% due 9/4/18	45,343,044
8,508,827		JPMorgan Chase & Co. – New York, 1.280% due 9/4/18	8,508,827
		TOTAL TIME DEPOSITS (Cost – $53,851,871)	53,851,871
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
906,892		Federated Government Obligations Fund, Premier Class, 1.845%(k) (Cost – $906,892)	906,892
		TOTAL INVESTMENTS – 99.8% (Cost – $1,666,714,404#)	1,638,309,648
		Other Assets in Excess of Liabilities – 0.2%	2,630,777
		TOTAL NET ASSETS – 100.0%	$1,640,940,425

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2018.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2018, amounts to approximately $183,862,245 and represents 11.20% of net assets.

(c)
Interest only security.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(e)
Security is perpetual in nature and has no stated maturity date.

(f)
All or a portion of this security is on loan (See Note 5).

(g)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(h)
This security is traded on a TBA basis (See Note 5).

(i)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2018, amounts to approximately $809,599 and represents 0.05% of net assets.

(k)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Core Fixed Income Fund (concluded)

Abbreviations used in this schedule:
CLO
 —   Collateralized Loan Obligation

CMT
 —   Constant Maturity Treasury Index

GO
 —   General Obligation

ICE
 —   Intercontinental Exchange

LIBOR
 —   London Interbank Offered Rate

LLC
 —   Limited Liability Company

PLC
 —   Public Limited Company

REMICS
 —   Real Estate Mortgage Investment Conduit

See pages 220 – 221 for definitions of ratings.
Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	24.6%
Collateralized Mortgage Obligations	21.3
Corporate Bonds & Notes	19.0
Mortgage-Backed Securities	18.6
Asset-Backed Securities	8.5
Senior Loans	3.3
Sovereign Bonds	1.1
Municipal Bonds	0.2
Short-Term Investments	3.3
Money Market Fund	0.1
100.0%

^
As a percentage of total investments.

Schedule of Forward Sale Commitment
Face Amount	Security	Value
$2,000,000	Federal National Mortgage Association (FNMA), 4.500% due 9/1/48(a) (Proceeds – $2,071,875)	$2,076,377

(a)
This security is traded on a TBA basis (See Note 5).

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 56.9%
Basic Materials – 5.3%
$2,882,000	A Schulman Inc., Company Guaranteed Notes, 6.875% due 6/1/23	$3,034,458
735,000	B2Gold Corp., Senior Subordinated Notes, 3.250% due 10/1/18	732,244
200,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 3.500% due 1/10/23	185,752
100,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	102,000
200,000	Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	206,500
1,500,000	Hexion Inc., Senior Secured Notes, 6.625% due 4/15/20	1,419,375
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	202,252
1,271,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(a)	1,274,177
691,000	Largo Resources Ltd., Senior Secured Notes, 9.250% due 6/1/21(a)	723,822
2,995,000	Lundin Mining Corp., Senior Secured Notes, 7.875% due 11/1/22(a)	3,129,775
95,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.250% due 5/15/20	93,704
200,000	UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	194,079
	Total Basic Materials	11,298,138
Communications – 14.4%
2,067,000	Anixter Inc., Company Guaranteed Notes, 5.625% due 5/1/19	2,098,005
140,000	AT&T Inc., Senior Unsecured Notes, 2.800% due 2/17/21	138,398
200,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	199,351
200,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	199,680
2,226,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.250% due 3/15/21	2,242,695
50,000	eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	48,272
200,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	198,002
3,610,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)	3,646,100
2,084,000	Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	2,089,210
3,580,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	3,720,658
2,685,000	Level 3 Financing Inc., Company Guaranteed Notes, 6.125% due 1/15/21	2,700,949
3,009,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Unsecured Notes, 5.500% due 4/15/21	3,031,567
25,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	24,890
2,871,000	Qwest Capital Funding Inc., Company Guaranteed Notes, 6.500% due 11/15/18	2,888,944
3,647,000	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	3,688,029
989,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	989,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$90,000	Verizon Communications Inc., Senior Unsecured Notes, 3.414% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	$90,969
2,206,000	Yandex NV, Senior Unsecured Notes, 1.125% due 12/15/18	2,181,902
	Total Communications	30,176,621
Consumer Cyclical – 7.5%
140,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	137,618
175,000	Daimler Finance North America LLC, Company Guaranteed Notes, 2.300% due 2/12/21(a)	170,651
90,000	Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	89,434
1,700,000EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750%) due 2/22/21(b)	2,007,487
1,685,000	GameStop Corp., Company Guaranteed Notes, 5.500% due 10/1/19(a)	1,678,681
	General Motors Financial Co., Inc., Company Guaranteed Notes:	39,617
40,000	2.650% due 4/13/20
100,000	3.200% due 7/6/21	98,660
1,520,000	Lennar Corp., Company Guaranteed Notes, 4.125% due 12/1/18	1,520,000
3,280,000	MGM Resorts International, Company Guaranteed Notes, 8.625% due 2/1/19	3,344,288
2,900,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	2,910,875
1,268,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 6.125% due 8/15/21(a)	1,268,000
2,446,000	William Carter Co., Company Guaranteed Notes, 5.250% due 8/15/21	2,479,633
	Total Consumer Cyclical	15,744,944
Consumer Non-cyclical – 6.2%
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	197,605
209,000	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	221,344
140,000	Anthem Inc., Senior Unsecured Notes, 2.500% due 11/21/20	137,901
1,599,000	APX Group Inc., Senior Secured Notes, 6.375% due 12/1/19	1,624,488
140,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	137,774
90,000	BAT Capital Corp., Company Guaranteed Notes, 2.297% due 8/14/20(a)	88,363
140,000	Cardinal Health Inc., Senior Unsecured Notes, 1.948% due 6/14/19	139,135
140,000	Celgene Corp., Senior Unsecured Notes, 2.875% due 8/15/20	139,311
140,000	CVS Health Corp., Senior Unsecured Notes, 2.800% due 7/20/20	139,039
328,000	Edgewell Personal Care Co., Company Guaranteed Notes, 4.700% due 5/19/21	330,460
136,895	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	137,990
170,000	General Mills Inc., Senior Unsecured Notes, 3.200% due 4/16/21	169,668
200,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	200,860
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$200,000	JBS Investments GmbH, Company Guaranteed Notes, 7.750% due 10/28/20	$203,202
115,000	Kroger Co., Company Guaranteed Notes, 6.150% due 1/15/20	119,838
1,138,000	Macquarie Infrastructure Corp., Senior Unsecured Notes, 2.875% due 7/15/19	1,130,704
200,000	Marfrig Holdings Europe BV, Company Guaranteed Notes, 8.000% due 6/8/23	201,500
95,000	Mondelez International Inc., Senior Unsecured Notes, 3.000% due 5/7/20	94,891
3,144,000	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	3,136,140
45,000	Reynolds American Inc., Company Guaranteed Notes, 3.250% due 6/12/20	44,943
2,161,000	SUPERVALU Inc., Senior Unsecured Notes, 6.750% due 6/1/21	2,198,818
2,010,000	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 1.700% due 7/19/19	1,975,963
170,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	170,844
	Total Consumer Non-cyclical	12,940,781
Diversified – 0.1%
200,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(a)	194,738
Energy – 1.3%
200,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	202,440
200,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	201,514
160,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	160,104
	Ecopetrol SA, Senior Unsecured Notes:
50,000	7.625% due 7/23/19	51,960
200,000	5.875% due 9/18/23	212,600
200,000	Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	208,328
429,000	Matador Resources Co., Company Guaranteed Notes, 6.875% due 4/15/23	450,450
191,000	McDermott Technology Americas Inc./McDermott Technology US Inc., Company Guaranteed Notes, 10.625% due 5/1/24(a)	203,234
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	198,752
100,000	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	93,900
200,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	197,817
250,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	260,102
200,000	YPF SA, Senior Unsecured Notes, 8.500% due 3/23/21	192,600
	Total Energy	2,633,801
Financial – 7.1%
200,000	Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	202,098
145,000	Air Lease Corp., Senior Unsecured Notes, 2.500% due 3/1/21	141,724
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$713,000	Ally Financial Inc., Senior Unsecured Notes, 3.250% due 11/5/18	$713,000
980,000	Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(a)	1,038,800
200,000	Banco del Estado de Chile, Senior Unsecured Notes, 4.125% due 10/7/20	202,301
200,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%)(b)(c)	200,500
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	149,939
200,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22	191,750
90,000	Bank of America Corp., Senior Unsecured Notes, 3.111% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	89,679
100,000	BBVA Bancomer SA, Junior Subordinated Notes, 7.250% due 4/22/20	104,250
3,000,000NOK	Bulk Industrier AS, Senior Secured Notes, 7.520% (3-Month NOK-NIBOR + 6.500%) due 5/26/21(b)	358,949
145,000	Capital One Financial Corp., Senior Unsecured Notes, 2.400% due 10/30/20	142,305
140,000	Citigroup Inc., Senior Unsecured Notes, 3.344% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	140,665
200,000	Credito Real SAB de CV SOFOM ER, Senior Unsecured Notes, 7.250% due 7/20/23	203,056
200,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(b)(c)	192,750
200,000	Global Bank Corp., Senior Unsecured Notes, 5.125% due 10/30/19	201,500
140,000	Goldman Sachs Group Inc., Senior Unsecured Notes, 2.300% due 12/13/19	138,938
4,016,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.000% due 8/1/20	4,085,075
677,000	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., Senior Unsecured Notes, 8.500% due 8/15/21(a)	678,212
640,000	Iron Mountain Inc., Company Guaranteed Notes, 4.375% due 6/1/21(a)	641,600
12,000,000SEK	MaxFastigheter i Sverige AB, Senior Unsecured Notes, 6.500% (3-Month SEK-STIBOR + 6.500%) due 9/15/20(b)	1,329,455
140,000	Morgan Stanley, Senior Unsecured Notes, 3.277% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	141,207
200,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	197,000
135,000	PNC Financial Services Group Inc., Senior Unsecured Notes, 4.375% due 8/11/20	138,342
	Prudential Financial Inc., Senior Unsecured Notes:
75,000	7.375% due 6/15/19	77,696
60,000	4.500% due 11/15/20	61,737
	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes:
58,000	4.500% due 4/15/19(a)	58,290
1,849,000	5.250% due 12/1/21(a)	1,849,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$115,000	Royal Bank of Canada, Senior Unsecured Notes, 3.200% due 4/30/21	$115,058
85,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/19	84,908
200,000	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	181,500
145,000	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	139,621
140,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 6/11/21	140,276
200,000	Unifin Financiera SAB de CV SOFOM ENR, Company Guaranteed Notes, 7.250% due 9/27/23	198,250
200,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	191,937
200,000	United Overseas Bank Ltd., Subordinated Notes, 3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(b)	200,078
	Westpac Banking Corp., Senior Unsecured Notes:
115,000	1.600% due 8/19/19	113,803
25,000	2.650% due 1/25/21	24,634
	Total Financial	15,059,883
Industrial – 9.0%
450,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(a)	445,781
81,000	Briggs & Stratton Corp., Company Guaranteed Notes, 6.875% due 12/15/20	86,095
866,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	868,165
1,095,040EUR	Containerships OYJ, Senior Secured Notes, 6.250% (3-Month ERIBOR + 6.250%) due 11/22/21(b)	1,296,775
1,675,000	Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Unsecured Notes, 6.250% due 10/30/19	1,675,000
95,000	General Dynamics Corp., Company Guaranteed Notes, 3.000% due 5/11/21	94,806
2,932,000	Gibraltar Industries Inc., Company Guaranteed Notes, 6.250% due 2/1/21	2,946,660
1,000,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.710% (3-Month USD-LIBOR + 4.400%) due 5/22/20(b)	982,500
400,000	Golden Ocean Group Ltd., Senior Unsecured Notes, 3.070% due 1/30/19	395,000
2,281,000	Greif Inc., Senior Unsecured Notes, 7.750% due 8/1/19	2,360,835
1,162,000	Layne Christensen Co., Senior Unsecured Notes, 4.250% due 11/15/18	1,159,444
95,000	Northrop Grumman Corp., Senior Unsecured Notes, 2.080% due 10/15/20	93,046
140,000	Packaging Corp. of America, Senior Unsecured Notes, 2.450% due 12/15/20	137,605
2,425,677	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	2,428,709
124,000	Scorpio Tankers Inc., Senior Unsecured Notes, 2.375% due 7/1/19(a)	119,260
1,178,000	Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	1,171,774
992,000	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	1,023,000
90,000	Union Pacific Corp., Senior Unsecured Notes, 3.200% due 6/8/21	90,209
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$1,425,000	Xerium Technologies Inc., Senior Secured Notes, 9.500% due 8/15/21	$1,498,031
	Total Industrial	18,872,695
Technology – 3.7%
1,750,000	ACI Worldwide Inc., Company Guaranteed Notes, 6.375% due 8/15/20(a)	1,750,000
95,000	Analog Devices Inc., Senior Unsecured Notes, 2.950% due 1/12/21	94,471
2,579,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.875% due 6/15/21(a)	2,653,404
2,183,000	Infor US Inc., Senior Secured Notes, 5.750% due 8/15/20(a)	2,215,745
90,000	Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21(a)	89,921
1,037,000	NCR Corp., Company Guaranteed Notes, 4.625% due 2/15/21	1,018,853
	Total Technology	7,822,394
Utilities – 2.3%
	Consolidated Edison Inc., Senior Unsecured Notes:
95,000	2.000% due 3/15/20	93,493
45,000	2.000% due 5/15/21	43,681
200,000	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	220,222
2,249,000	NRG Yield Inc., Company Guaranteed Notes, 3.500% due 2/1/19(a)	2,246,189
100,000	Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	87,050
95,000	PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	94,993
200,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	194,909
1,711,000	Vistra Energy Corp., Company Guaranteed Notes, 7.375% due 11/1/22	1,781,579
	Total Utilities	4,762,116
	TOTAL CORPORATE BONDS & NOTES (Cost – $120,318,518)	119,506,111
ASSET-BACKED SECURITIES – 10.3%
500,000	AIMCO CLO, Series 2015-AA, Class AR, 3.189% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	497,886
540,320	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.322% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	540,155
79,064	Avant Loans Funding Trust, Series 2017-B, Class A, 2.290% due 6/15/20(a)	79,015
500,000	Avery Point VII CLO Ltd., Series 2015-7A, Class A1, 3.839% (3-Month USD-LIBOR + 1.500%) due 1/15/28(a)(b)	500,807
987,798	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN6, Class A1, step bond to yield, 4.090% due 7/25/33(a)	987,565
779,800	Bayview Opportunity Master Fund IVb Trust, Series 2018-SBR2, Class A1, step bond to yield, 3.844% due 4/28/33(a)	780,241
132,528	CLUB Credit Trust, Series 2018-NP1, Class A, 2.990% due 5/15/24(a)	132,593
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$348,932	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(a)	$350,556
29,001	Crown Point CLO II Ltd., Series 2013-2A, Class A1LR, 2.929% (3-Month USD-LIBOR + 0.590%) due 12/31/23(a)(b)	29,000
321,812	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	315,811
670,648	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(a)	665,455
1,000,000	GREYWOLF CLO VII Ltd., Series 2018-2A, Class A1, 0.000% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)(d)	1,000,000
425,000	Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class A, 3.725% (3-Month USD-LIBOR + 1.390%) due 7/25/27(a)(b)	426,405
228,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 3.170% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	228,356
	Invitation Homes Trust:
198,992	Series 2017-SFR2, Class A, 2.910% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	199,108
198,917	Series 2018-SFR1, Class A, 2.760% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	198,326
	Jamestown CLO IX Ltd.:
500,000	Series 2016-9A, Class A1A, 3.918% (3-Month USD-LIBOR + 1.570%) due 10/20/28(a)(b)	500,266
500,000	Series 2016-9A, Class A1B, 3.848% (3-Month USD-LIBOR + 1.500%) due 10/20/28(a)(b)	500,252
500,000	Kingsland VIII Ltd., Series 2018-8A, Class A, 3.468% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	497,424
1,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.659% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	1,000,498
	Marlette Funding Trust:
140,855	Series 2017-2A, Class A, 2.390% due 7/15/24(a)	140,615
383,694	Series 2017-3A, Class A, 2.360% due 12/15/24(a)	382,331
500,000	Series 2018-3A, Class A, 3.200% due 9/15/28(a)	499,427
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 3.415% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	248,515
760,000	Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, 3.212% (3-Month USD-LIBOR + 0.900%) due 5/21/27(a)(b)	759,294
177,886	Prosper Marketplace Issuance Trust, Series 2018-1A, Class A, 3.110% due 6/17/24(a)	177,961
1,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3.549% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	1,002,207
	Sofi Consumer Loan Program LLC:
543,266	Series 2017-3, Class A, 2.770% due 5/25/26(a)	539,198
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$423,545	Series 2017-5, Class A1, 2.140% due 9/25/26(a)	$421,523
	Sofi Consumer Loan Program Trust:
188,066	Series 2018-2, Class A1, 2.930% due 4/26/27(a)	187,790
500,000	Series 2018-3, Class A1, 3.200% due 8/25/27(a)	499,873
224,447	Sofi Professional Loan Program LLC, Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	222,629
500,000	Sound Point CLO XI Ltd., Series 2016-1A, Class A, 3.998% (3-Month USD-LIBOR + 1.650%) due 7/20/28(a)(b)	500,538
638,076	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050% due 4/25/29(a)	635,478
1,000,000	Steele Creek Clo Ltd., Series 2018-2A, Class A, 3.473% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)(d)	999,750
386,417	U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, step bond to yield, 3.352% due 11/27/37(a)	383,316
161,856	Upstart Securitization Trust, Series 2018-1, Class A, 3.015% due 8/20/25(a)	161,847
80,098	Venture VII CDO Ltd., Series 2006-7A, Class A1A, 2.578% (3-Month USD-LIBOR + 0.230%) due 1/20/22(a)(b)	80,048
1,503,362	VOLT LIX LLC, Series 2017-NPL6, Class A1, step bond to yield, 3.250% due 5/25/47(a)	1,496,233
586,083	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(a)	583,995
335,059	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(a)	334,023
466,235	Wachovia Student Loan Trust, Series 2006-1, Class A5, 2.455% (3-Month USD-LIBOR + 0.120%) due 7/26/27(a)(b)	466,147
500,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.200% due 1/16/24(a)	500,143
1,000,000	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 3.535% (3-Month USD-LIBOR + 1.200%) due 7/25/26(a)(b)	1,000,289
	TOTAL ASSET-BACKED SECURITIES (Cost – $21,702,413)	21,652,889
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.1%
118,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.113% (1-Month USD-LIBOR + 3.050%) due 12/15/36(a)(b)	118,149
	BANK:
1,568,294	Series 2017-BNK4, Class XA, 1.608% due 5/15/50(b)(e)	138,338
1,894,547	Series 2017-BNK6, Class XA, 1.012% due 7/15/60(b)(e)	105,857
1,814,380	Series 2017-BNK9, Class XA, 0.963% due 11/15/54(b)(e)	106,680
	BBCMS Mortgage Trust:
275,000	Series 2017-GLKS, Class E, 4.913% (1-Month USD-LIBOR + 2.850%) due 11/15/34(a)(b)	275,676
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$79,000	Series 2018-TALL, Class A, 2.785% (1-Month USD-LIBOR + 0.722%) due 3/15/37(a)(b)	$78,901
118,629	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.776% due 12/11/40(b)	125,747
75,000	BHMS, Series 2018-ATLS, Class A, 3.313% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	75,000
	BSPRT Issuer Ltd.:
150,431	Series 2017-FL2, Class A, 2.883% (1-Month USD-LIBOR + 0.820%) due 10/15/34(a)(b)	150,342
81,000	Series 2017-FL2, Class AS, 3.163% (1-Month USD-LIBOR + 1.100%) due 10/15/34(a)(b)	80,976
81,000	Series 2017-FL2, Class B, 3.463% (1-Month USD-LIBOR + 1.400%) due 10/15/34(a)(b)	81,201
118,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 4.014% (1-Month USD-LIBOR + 1.951%) due 3/15/37(a)(b)	118,295
	BX Trust:
27,000	Series 2017-IMC, Class D, 4.313% (1-Month USD-LIBOR + 2.250%) due 10/15/32(a)(b)	27,101
44,000	Series 2017-IMC, Class E, 5.313% (1-Month USD-LIBOR + 3.250%) due 10/15/32(a)(b)	44,248
118,000	Series 2018-MCSF, Class F, 4.709% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	116,830
117,000	BXMT Ltd., Series 2017-FL1, Class C, 4.010% (1-Month USD-LIBOR + 1.950%) due 6/15/35(a)(b)	118,095
1,696,194	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.477% due 5/10/50(b)(e)	138,905
	CFCRE Commercial Mortgage Trust:
1,383,901	Series 2017-C8, Class XA, 1.832% due 6/15/50(b)(e)	139,937
287,000	Series 2017-C8, Class XB, 1.122% due 6/15/50(b)(e)	20,531
405,000	Series 2018-TAN, Class B, 4.690% due 2/15/33(a)	412,388
118,000	CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 4.363% (1-Month USD-LIBOR + 2.300%) due 2/15/37(a)(b)	118,923
	CHT Mortgage Trust:
117,000	Series 2017-CSMO, Class A, 2.993% (1-Month USD-LIBOR + 0.930%) due 11/15/36(a)(b)	117,153
77,000	Series 2017-CSMO, Class E, 5.063% (1-Month USD-LIBOR + 3.000%) due 11/15/36(a)(b)	77,498
41,000	Series 2017-CSMO, Class F, 5.804% (1-Month USD-LIBOR + 3.741%) due 11/15/36(a)(b)	41,279
178,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class B, 3.213% (1-Month USD-LIBOR + 1.150%) due 12/15/36(a)(b)	178,111
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	CLNS Trust:
$47,000	Series 2017-IKPR, Class D, 4.117% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	$47,236
47,000	Series 2017-IKPR, Class E, 5.567% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	47,294
	Cold Storage Trust:
74,000	Series 2017-ICE3, Class A, 3.063% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	74,231
90,000	Series 2017-ICE3, Class C, 3.413% (1-Month USD-LIBOR + 1.350%) due 4/15/36(a)(b)	90,393
400,144	COLT Mortgage Loan Trust, Series 2017-1, Class A2, 2.819% due 5/27/47(a)(b)	397,342
	Commercial Mortgage Trust:
22,440,266	Series 2013-CR9, Class XA, 0.179% due 7/10/45(b)(e)	103,117
2,222,505	Series 2013-LC6, Class XA, 1.507% due 1/10/46(b)(e)	106,991
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 3.963% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	70,223
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	105,651
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	125,617
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	45,890
8,157,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(e)	80,731
2,969,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(e)	11,931
	CSAIL Commercial Mortgage Trust:
823,233	Series 2017-C8, Class XA, 1.402% due 6/15/50(b)(e)	59,314
4,822,816	Series 2017-CX10, Class XA, 0.866% due 11/15/50(b)(e)	247,416
3,548,000	Series 2018-CX12, Class XA, 0.785% due 8/15/51(b)(e)	171,333
230,000	CSWF, Series 2018-TOP, Class A, 3.063% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	230,084
	Deephaven Residential Mortgage Trust:
298,142	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	297,528
298,142	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	295,982
640,617	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4703, Class FA, 2.413% (1-Month USD-LIBOR + 0.350%) due 7/15/47(b)	640,342
773,173	Federal National Mortgage Association (FNMA), REMICS, Series 2014-84, Class BF, 2.442% (1-Month USD-LIBOR + 0.350%) due 12/25/44(b)	773,088
118,000	GPMT Ltd., Series 2018-FL1, Class A, 2.969% (1-Month USD-LIBOR + 0.900%) due 11/21/35(a)(b)	117,999
	GS Mortgage Securities Corp. Trust:
77,000	Series 2017-500K, Class E, 3.563% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	77,145
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$53,000	Series 2017-500K, Class F, 3.863% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	$53,150
200,000	Series 2018-TWR, Class A, 2.963% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	200,006
200,000	Series 2018-TWR, Class D, 3.663% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	198,088
	GS Mortgage Securities Trust:
3,092	Series 2013-GC14, Class A2, 2.995% due 8/10/46	3,090
5,305,866	Series 2016-GS4, Class XA, 0.713% due 11/10/49(b)(e)	175,983
2,323,070	Series 2017-GS6, Class XA, 1.195% due 5/10/50(b)(e)	173,256
3,623,966	Series 2017-GS8, Class XA, 1.127% due 11/10/50(b)(e)	249,841
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 3.113% (1-Month USD-LIBOR + 1.050%) due 12/15/34(a)(b)	77,999
	JP Morgan Chase Commercial Mortgage Securities Trust:
27,455	Series 2007-LD11, Class AM, 6.184% due 6/15/49(b)	27,898
15,515	Series 2007-LDPX, Class AM, 5.464% due 1/15/49(b)	15,545
3,588,427	Series 2014-C20, Class XA, 1.233% due 7/15/47(b)(e)	114,804
117,000	Series 2018-LAQ, Class A, 3.063% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	117,180
684,842	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.814% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	687,615
1,424,252	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.602% due 11/15/48(b)(e)	73,754
227,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.030% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	227,350
2,938,757	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, 0.901% due 12/15/49(b)(e)	138,556
	Morgan Stanley Capital I Trust:
289,585	Series 2007-T27, Class AJ, 6.145% due 6/11/42(b)	305,976
164,000	Series 2011-C1, Class D, 5.599% due 9/15/47(a)(b)	168,885
2,194,018	Series 2016-BNK2, Class XA, 1.232% due 11/15/49(b)(e)	136,015
1,523,893	Series 2016-UB11, Class XA, 1.790% due 8/15/49(b)(e)	134,958
4,229,585	Series 2016-UB12, Class XA, 0.948% due 12/15/49(b)(e)	194,163
76,000	Series 2017-ASHF, Class D, 4.263% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	76,181
162,000	Series 2017-ASHF, Class E, 5.213% (1-Month USD-LIBOR + 3.150%) due 11/15/34(a)(b)	162,290
123,000	Series 2017-ASHF, Class F, 6.413% (1-Month USD-LIBOR + 4.350%) due 11/15/34(a)(b)	123,220
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$186,000	Series 2017-CLS, Class E, 4.013% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(b)	$186,294
206,000	Series 2017-CLS, Class F, 4.663% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(b)	206,586
991,844	Series 2017-H1, Class XA, 1.611% due 6/15/50(b)(e)	85,601
285,000	Series 2017-JWDR, Class A, 2.913% (1-Month USD-LIBOR + 0.850%) due 11/15/34(a)(b)	284,910
142,000	Series 2018-SUN, Class A, 2.963% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	142,000
117,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.022% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	116,791
	RAIT Trust:
94,060	Series 2017-FL7, Class A, 3.013% (1-Month USD-LIBOR + 0.950%) due 6/15/37(a)(b)	94,106
36,000	Series 2017-FL7, Class AS, 3.363% (1-Month USD-LIBOR + 1.300%) due 6/15/37(a)(b)	36,000
791,598	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	798,383
	Rosslyn Portfolio Trust:
198,000	Series 2017-ROSS, Class A, 3.013% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	198,310
35,000	Series 2017-ROSS, Class B, 3.313% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	35,088
339,153	SG Residential Mortgage Trust, Series 2017-1, Class A1, 3.709% due 4/25/47(a)(b)	339,522
	UBS Commercial Mortgage Trust:
1,883,520	Series 2012-C1, Class XA, 2.256% due 5/10/45(a)(b)(e)	113,453
1,374,062	Series 2017-C1, Class XA, 1.763% due 6/15/50(b)(e)	139,702
515,974	Verus Securitization Trust, Series 2018-1, Class A1, 2.929% due 2/25/48(a)(b)	510,302
	Wells Fargo Commercial Mortgage Trust:
2,889,676	Series 2015-LC22, Class XA, 1.026% due 9/15/58(b)(e)	132,341
6,175,651	Series 2015-NXS2, Class XA, 0.900% due 7/15/58(b)(e)	210,234
3,496,000	Series 2018-C46, Class XA, 1.117% due 8/15/51(b)(e)	227,355
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $15,565,434)	14,915,820
SENIOR LOANS(b) – 3.3%
1,981,367	Crestwood Holdings LLC, 9.570% (1-Month USD-LIBOR + 7.500%) due 3/6/23	1,978,058
1,567,000	Eastman Kodak Co., 8.592% (3-Month USD-LIBOR + 6.250%) due 9/3/19	1,528,483
1,619,687	Internap Corp., 7.820% (1-Month USD-LIBOR + 5.750%) due 4/6/22	1,625,761
927,705	LSC Communications Inc., 7.576% (1-Month USD-LIBOR + 5.500%) due 9/30/22	927,705
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) – (continued)
$824,230	NCI Building Systems Inc., 4.076% (1-Month USD-LIBOR + 2.000%) due 2/7/25	$823,546
	TOTAL SENIOR LOANS (Cost – $6,885,481)	6,883,553
U.S. GOVERNMENT OBLIGATIONS – 1.9%
	U.S. Treasury Inflation Indexed Notes:
551,629	2.125% due 1/15/19	552,764
548,459	0.125% due 4/15/19	544,146
	U.S. Treasury Notes:
330,000	2.250% due 3/31/20	328,221
670,000	1.500% due 8/15/20	655,658
780,000	2.000% due 8/31/21	764,309
780,000	2.125% due 9/30/21	766,624
220,000	1.875% due 1/31/22	213,933
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $3,854,882)	3,825,655
SOVEREIGN BONDS – 0.3%
Chile – 0.0%
100,000	Chile Government International Bond, 3.250% due 9/14/21	99,945
Dominican Republic – 0.1%
200,000	Dominican Republic International Bond, 7.500% due 5/6/21	210,500
Indonesia – 0.1%
200,000	Indonesia Government International Bond, 4.875% due 5/5/21	206,663
Israel – 0.1%
200,000	Israel Government International Bond, 4.000% due 6/30/22	204,630
	TOTAL SOVEREIGN BONDS (Cost – $739,307)	721,738
Shares/Units
EXCHANGE TRADED FUND (ETF) – 12.1%
517,952	iShares Core 1-5 Year USD Bond(f) (Cost – $25,972,868)	25,446,982

COMMON STOCK – 0.2%
BASIC MATERIALS – 0.2%
Forest Products & Paper – 0.2%
20,309	Appvion Inc.*(d)(g) (Cost – $395,660)	395,619
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $195,434,563)	193,348,367
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 8.5%
COMMERCIAL PAPERS – 4.7%
$3,430,000	Campbell Soup Co., 2.327% due 9/6/18(h)	$3,428,757
2,462,000	Kraft Heinz Co., 2.471% due 10/23/18(h)	2,453,439
2,152,000	McKesson Corp., 2.244% due 9/21/18(h)	2,149,175
1,845,000	Walgreens Boots Alliance Inc., 2.410% due 10/22/18(h)	1,838,716
	TOTAL COMMERCIAL PAPERS (Cost – $9,870,196)	9,870,087
TIME DEPOSITS – 3.0%
364,922EUR	Citibank – London, (0.570)% due 9/3/18	423,620
3,179,374	Citibank – New York, 1.280% due 9/4/18	3,179,374
1,141,512	Deutsche Bank AG – Grand Cayman, 1.280% due 9/4/18	1,141,512
1,640,297	Industrial & Commercial Bank of China – New York, 1.280% due 9/4/18	1,640,297
	TOTAL TIME DEPOSITS (Cost – $6,384,803)	6,384,803
U.S. GOVERNMENT OBLIGATIONS – 0.8%
	U.S. Treasury Bills:
550,000	1.910% due 9/20/18(h)	549,449
450,000	2.267% due 4/25/19(h)	443,411
620,000	2.421% due 8/15/19(h)	605,859
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $1,598,706)	1,598,719
	TOTAL SHORT-TERM INVESTMENTS (Cost – $17,853,705)	17,853,609
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
370,740	Federated Government Obligations Fund, Premier Class, 1.845%(i) (Cost – $370,740)	370,740
	TOTAL INVESTMENTS – 100.8% (Cost – $213,659,008#)	211,572,716
	Liabilities in Excess of Other Assets – (0.8)%	(1,635,723)
	TOTAL NET ASSETS – 100.0%	$209,936,993

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2018, amounts to approximately $70,106,004 and represents 33.39% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2018.

(c)
Security is perpetual in nature and has no stated maturity date.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(e)
Interest only security.

(f)
All or a portion of this security is on loan (See Note 5).

(g)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2018, amounts to approximately $395,619 and represents 0.19% of net assets.

(h)
Rate shown represents yield-to-maturity.

(i)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CDO
 —   Collateralized Debt Obligation

CLO
 —   Collateralized Loan Obligation

CMT
 —   Constant Maturity Treasury Index

EURIBOR
 —   Euro Interbank Offered Rate

LIBOR
 —   London Interbank Offered Rate

LLC
 —   Limited Liability Company

NIBOR
 —   Norwegian Interbank Offered Rate

PLC
 —   Public Limited Company

REMICS
 —   Real Estate Mortgage Investment Conduit

STIBOR
 —   Stockholm Interbank Offered Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	56.5%
Exchange Traded Fund (ETF)	12.0
Asset-Backed Securities	10.2
Collateralized Mortgage Obligations	7.1
Senior Loans	3.3
U.S. Government Obligations	1.8
Sovereign Bonds	0.3
Common Stock	0.2
Short-Term Investments	8.4
Money Market Fund	0.2
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

At August 31, 2018, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Swedish Krona	1,011,950	BBH	$110,726	9/13/18	$378	$—	$378
Contracts to Sell:
Euro	365,000	BBH	$423,948	9/13/18	$4,087	$—	$4,087
Euro	2,500,000	BBH	2,903,756	9/13/18	5,119	—	5,119
Norwegian Krone	3,042,500	BBH	362,957	9/13/18	7,651	—	7,651
Swedish Krona	13,015,600	BBH	1,424,150	9/13/18	32,874	—	32,874
					$49,731	$—	$49,731
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$50,109	$—	$50,109

Currency Abbreviations used in this schedule:	Counterparty Abbreviations used in this schedule:
EUR — Euro	BBH — Brown Brothers Harriman & Co.
NOK — Norwegian Krone
SEK — Swedish Krone
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 66.9%
Argentina – 0.5%
$1,600,000	Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	$1,392,800
2,400,000	YPF SA, Senior Unsecured Notes, 8.500% due 3/23/21	2,311,200
	Total Argentina	3,704,000
Australia – 0.6%
550,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	603,625
3,915,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	3,862,782
	Total Australia	4,466,407
Austria – 0.4%
1,500,000	ESAL GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	1,449,375
1,200,000	JBS Investments GmbH, Company Guaranteed Notes, 7.750% due 10/28/20	1,219,212
400,000	OAS Investments GmbH, Company Guaranteed Notes, 8.250% due 10/19/19(c)	22,000
	Total Austria	2,690,587
Bermuda – 1.1%
1,000,000	Catlin Insurance Co., Ltd., Junior Subordinated Notes, 5.317% (3-Month USD-LIBOR + 2.975%)(a)(b)(d)	987,500
800,000	Digicel Group Ltd., Senior Unsecured Notes, 8.250% due 9/30/20	601,768
1,743,000	Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	1,733,788
5,100,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	4,921,500
1,000,000SEK	Vostok New Ventures Ltd., Senior Unsecured Notes, 6.150% due 6/14/22	112,365
	Total Bermuda	8,356,921
Brazil – 0.4%
2,730,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	2,702,727
400,000	Itau Unibanco Holding SA, Subordinated Notes, 6.200% due 12/21/21	410,504
	Total Brazil	3,113,231
British Virgin Islands – 1.8%
2,120,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	2,130,982
	CNPC General Capital Ltd., Company Guaranteed Notes:
3,495,000	2.750% due 5/14/19	3,481,941
2,365,000	3.950% due 4/19/22	2,382,902
2,000,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	1,972,653
	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
880,000	2.125% due 5/3/19	873,542
800,000	2.000% due 9/29/21(b)	762,908
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
British Virgin Islands – (continued)
$200,000	2.000% due 9/29/21	$190,727
	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes:
1,000,000	3.000% due 4/12/22	975,567
200,000	3.000% due 4/12/22(b)	195,113
	Total British Virgin Islands	12,966,335
Canada – 0.8%
1,708,000	Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(b)	1,810,480
1,950,000	Emera Inc., Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	2,067,235
1,650,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.250% due 6/1/27(b)	1,567,500
955,000CAD	Postmedia Network Inc., Senior Secured Notes, 8.250% due 7/15/21(b)	709,828
	Total Canada	6,155,043
Cayman Islands – 2.3%
1,250,000	Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	1,263,112
	CK Hutchison International 17 Ltd., Company Guaranteed Notes:
2,630,000	2.875% due 4/5/22(b)	2,560,801
3,080,000	2.875% due 4/5/22	3,000,173
1,248,257	Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	1,251,378
92,053	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/18	90,895
2,295,000	Nexteer Automotive Group Ltd., Company Guaranteed Notes, 5.875% due 11/15/21(b)	2,352,375
280,000	Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	243,600
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
3,565,000	zero coupon, due 12/5/22	3,235,238
3,065,000	zero coupon, due 12/5/22(b)	2,781,488
	Total Cayman Islands	16,779,059
Chile – 2.8%
5,295,000	Banco del Estado de Chile, Senior Unsecured Notes, 3.875% due 2/8/22	5,294,567
	Banco Santander Chile, Senior Unsecured Notes:
300,000	2.500% due 12/15/20(b)	292,875
1,850,000	3.875% due 9/20/22	1,849,244
500,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	510,000
1,400,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	1,454,339
5,135,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,192,820
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Chile – (continued)
$500,000	Itau CorpBanca, Senior Unsecured Notes, 3.875% due 9/22/19	$501,611
1,440,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	1,419,378
4,350,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	4,304,285
	Total Chile	20,819,119
Colombia – 1.9%
	Ecopetrol SA, Senior Unsecured Notes:
50,000	7.625% due 7/23/19	51,960
4,000,000	5.875% due 9/18/23	4,252,000
2,000,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.625% due 7/29/19	2,052,500
2,600,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	2,583,776
5,295,000	Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.700% due 3/20/22	5,367,859
	Total Colombia	14,308,095
Costa Rica – 0.1%
	Banco Nacional de Costa Rica, Senior Unsecured Notes:
680,000	4.875% due 11/1/18	680,000
400,000	5.875% due 4/25/21(b)	403,000
	Total Costa Rica	1,083,000
Denmark – 0.1%
800,000EUR	Georg Jensen AS, Senior Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	909,521
France – 0.9%
1,600,000	BNP Paribas SA, Junior Subordinated Notes, 7.375% (5-Year USD Swap Rate + 5.150%)(a)(b)(d)	1,684,800
2,300,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(d)	2,530,285
2,000,000	Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(d)	2,100,000
	Total France	6,315,085
India – 2.3%
3,495,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	3,453,151
4,220,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	4,271,484
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
2,995,000	5.625% due 8/2/21	3,119,712
600,000	5.750% due 8/1/23	633,608
2,290,000	Oil India Ltd., Senior Unsecured Notes, 3.875% due 4/17/19	2,293,875
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
India – (continued)
$2,995,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	$2,990,058
	Total India	16,761,888
Israel – 0.4%
2,479,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	2,480,609
500,000	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	550,555
	Total Israel	3,031,164
Italy – 0.4%
1,625,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(d)	1,503,320
1,250,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%), (Restricted)(a)(d)	1,145,100
	Total Italy	2,648,420
Luxembourg – 0.2%
1,400,000	Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22(b)	1,372,000
Malaysia – 2.4%
5,315,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	5,297,747
800,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	803,439
615,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	608,586
1,600,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	1,575,413
4,260,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	4,213,502
5,185,000	Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	5,366,475
	Total Malaysia	17,865,162
Marshall Islands – 1.7%
5,067,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(b)	5,019,497
3,900,000	Chembulk Holding LLC, Senior Secured Notes, 8.000% due 2/2/23(b)	3,909,750
3,400,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.710% (3-Month USD-LIBOR + 4.400%) due 5/22/20(a)	3,340,500
403,000	Scorpio Tankers Inc., Senior Unsecured Notes, 2.375% due 7/1/19(b)	387,594
	Total Marshall Islands	12,657,341
Mauritius – 0.4%
3,000,000	UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	2,911,191
Mexico – 2.8%
3,245,000	America Movil SAB de CV, Senior Unsecured Notes, 3.125% due 7/16/22	3,180,640
800,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%)(a)(d)	802,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Mexico – (continued)
$700,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	$680,757
5,160,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(a)	5,198,700
	BBVA Bancomer SA:
100,000	Junior Subordinated Notes, 7.250% due 4/22/20	104,250
700,000	Subordinated Notes, 6.750% due 9/30/22	750,400
1,700,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	1,733,167
3,450,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	3,519,000
1,900,000	Credito Real SAB de CV SOFOM ER, Senior Unsecured Notes, 7.250% due 7/20/23	1,929,028
1,500,000	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	1,536,229
400,000	Grupo Idesa SA de CV, Company Guaranteed Notes, 7.875% due 12/18/20	359,004
1,100,000	Unifin Financiera SAB de CV SOFOM ENR, Company Guaranteed Notes, 7.250% due 9/27/23	1,090,375
	Total Mexico	20,883,550
Netherlands – 2.4%
4,185,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	4,178,300
3,000,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 3.500% due 1/10/23	2,786,280
1,500,000	Cooperatieve Rabobank UA, Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(a)(b)(d)	1,588,125
4,000,000	Marfrig Holdings Europe BV, Company Guaranteed Notes, 8.000% due 6/8/23	4,030,000
3,800,000	MPC Container Ships Invest BV, Senior Secured Notes, 7.082% (3-Month USD-LIBOR + 4.750%) due 9/22/22(a)	3,870,327
1,250,000	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	1,173,750
	Total Netherlands	17,626,782
Norway – 0.2%
11,000,000NOK	Bulk Industrier AS, Senior Secured Notes, 7.520% (3-Month USD-NIBOR + 6.500%) due 5/26/21(a)	1,316,147
Panama – 1.9%
3,655,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	3,609,313
	Banistmo SA, Senior Unsecured Notes:
300,000	3.650% due 9/19/22(b)	287,625
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Panama – (continued)
$950,000	3.650% due 9/19/22	$910,813
3,966,522	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	3,998,254
	Global Bank Corp., Senior Unsecured Notes:
3,000,000	5.125% due 10/30/19	3,022,500
1,000,000	4.500% due 10/20/21	990,300
800,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	788,000
	Total Panama	13,606,804
Paraguay – 0.0%
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 6.750% due 12/13/22	204,038
Peru – 1.0%
2,950,000	Banco de Credito del Peru, Senior Unsecured Notes, 5.375% due 9/16/20	3,066,525
4,095,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	4,243,485
165,000	BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	170,362
	Total Peru	7,480,372
Philippines – 0.5%
	BDO Unibank Inc., Senior Unsecured Notes:
960,000	2.625% due 10/24/21	917,445
175,000	2.950% due 3/6/23	166,222
2,700,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	2,591,147
	Total Philippines	3,674,814
Singapore – 3.3%
3,865,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(d)	3,724,894
2,915,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	2,785,492
4,300,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(a)	4,309,210
4,950,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	4,824,013
3,450,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	3,323,756
	United Overseas Bank Ltd., Subordinated Notes:
2,000,000	3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(a)	2,000,780
3,500,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	3,444,525
200,000	2.880% (5-Year USD Swap Rate + 1.654%) due 3/8/27(a)	192,024
	Total Singapore	24,604,694
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Switzerland – 0.4%
$1,255,000	Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.598%)(a)(b)(d)	$1,326,170
1,400,000	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%), (Restricted)(a)(d)	1,485,733
	Total Switzerland	2,811,903
United Kingdom – 2.2%
2,700,000	Barclays PLC, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 6.772%)(a)(d)	2,801,682
2,563,000	Ferroglobe PLC/Globe Specialty Metals Inc., Company Guaranteed Notes, 9.375% due 3/1/22(b)	2,678,335
2,200,000	Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	2,271,500
1,824,000	Inmarsat Finance PLC, Company Guaranteed Notes, 6.500% due 10/1/24(b)	1,874,160
2,150,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%)(a)(d)	2,233,381
1,945,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(a)(d)	2,081,928
1,600,000EUR	SB Holdco PLC, Company Guaranteed Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(a)	1,853,250
	Total United Kingdom	15,794,236
United States – 30.7%
8,904,000	A Schulman Inc., Company Guaranteed Notes, 6.875% due 6/1/23	9,375,022
593,000	Abbott Laboratories, Senior Unsecured Notes, 2.350% due 11/22/19	589,006
1,585,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(b)	1,632,550
618,000	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(b)	654,499
194,847	America West Airlines Pass-Through Trust, Series 2000-1, Pass-Thru Certificates, 8.057% due 7/2/20	209,207
714,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27(b)	706,860
1,291,000	American Express Co., Junior Subordinated Notes, 5.200% (3-Month USD-LIBOR + 3.428%)(a)(d)	1,310,365
	American International Group Inc., Junior Subordinated Notes:
2,350,000	5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	2,308,875
1,500,000	8.175% (3-Month USD-LIBOR + 4.195%) due 5/15/58(a)	1,890,000
471,000	Apple Inc., Senior Unsecured Notes, 2.841% (3-Month USD-LIBOR + 0.500%) due 2/9/22(a)	477,556
4,727,000	APX Group Inc., Senior Secured Notes, 6.375% due 12/1/19	4,802,348
2,000,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	2,040,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$2,369,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	$2,357,155
	Bank of America Corp., Junior Subordinated Notes:
260,000	5.875% (3-Month USD-LIBOR + 2.931%)(a)(d)	260,000
2,440,000	6.300% (3-Month USD-LIBOR + 4.553%)(a)(d)	2,610,800
945,000	6.500% (3-Month USD-LIBOR + 4.174%)(a)(d)	1,019,419
1,315,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.950% (3-Month USD-LIBOR + 3.420%)(a)(d)	1,342,878
245,000	Bayer US Finance II LLC, Company Guaranteed Notes, 2.965% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	246,059
5,241,000	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(b)	5,223,690
1,800,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%)(a)(d)	1,849,500
4,215,000	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	4,394,137
995,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%)(a)(d)	1,012,412
3,565,000	Citigroup Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 4.059%)(a)(d)	3,655,551
1,000,000	Citizens Financial Group Inc., Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.960%)(a)(d)	1,021,000
245,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.200% due 1/15/24	245,633
	Comcast Corp., Company Guaranteed Notes:
117,000	3.000% due 2/1/24	113,830
235,000	3.300% due 2/1/27	225,540
508,482	Continental Airlines Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 5.983% due 4/19/22	537,882
477,873	Continental Airlines Class A-1 Pass-Through Trust, Series 2000-2, Pass-Thru Certificates, 7.707% due 4/2/21	507,453
119,336	Continental Airlines Class C-2 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 6.236% due 3/15/20	121,723
3,990,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	3,907,606
35,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(b)(d)	38,587
1,060,000	Discover Financial Services, Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.076%)(a)(d)	1,046,750
6,678,000	Dollar Tree Inc., Senior Unsecured Notes, 3.036% (3-Month USD-LIBOR + 0.700%) due 4/17/20(a)	6,691,877
2,514,000	DXC Technology Co., Senior Unsecured Notes, 3.271% (3-Month USD-LIBOR + 0.950%) due 3/1/21(a)	2,514,215
135,000	Farm Credit Bank of Texas, 6.200% (3-Month USD-LIBOR + 3.223%)(a)(b)(d)	137,025
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$10,288,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.116% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	$10,322,823
2,126,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,456,310
3,477,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(b)	3,350,959
3,480,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%)(a)(d)	3,425,625
2,935,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%)(a)(d)(e)	2,856,122
	Goldman Sachs Group Inc., Junior Subordinated Notes:
655,000	5.300% (3-Month USD-LIBOR + 3.834%)(a)(d)	655,327
2,601,000	5.375% (3-Month USD-LIBOR + 3.922%)(a)(d)	2,662,774
1,410,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(b)	1,335,975
12,859,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(b)	12,987,590
	Hexion Inc., Senior Secured Notes:
1,409,000	10.000% due 4/15/20	1,393,149
3,160,000	10.375% due 2/1/22(b)	3,109,535
3,756,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(b)	3,765,390
458,000	j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(b)	471,167
1,137,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., Company Guaranteed Notes, 9.250% due 3/15/23	710,625
	JPMorgan Chase & Co., Junior Subordinated Notes:
1,000,000	5.300% (3-Month USD-LIBOR + 3.800%)(a)(d)	1,021,250
500,000	5.809% (3-Month USD-LIBOR + 3.470%)(a)(d)	503,500
2,870,000	6.750% (3-Month USD-LIBOR + 3.780%)(a)(d)	3,159,009
1,485,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%)(a)(d)	1,464,581
1,950,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(b)(d)	2,106,000
8,502,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(b)	8,836,044
1,125,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%)(a)(d)	1,119,375
2,950,000	Macquarie Infrastructure Corp., Senior Unsecured Notes, 2.000% due 10/1/23	2,640,474
1,637,000	MAI Holdings Inc., Senior Secured Notes, 9.500% due 6/1/23	1,692,249
1,267,000	Matador Resources Co., Company Guaranteed Notes, 6.875% due 4/15/23	1,330,350
985,000	McClatchy Co., Senior Secured Notes, 9.000% due 7/15/26(b)	1,009,625
679,000	McDermott Technology Americas Inc./McDermott Technology US Inc., Company Guaranteed Notes, 10.625% due 5/1/24(b)	722,490
	MetLife Inc., Junior Subordinated Notes:
300,000	5.250% (3-Month USD-LIBOR + 3.575%)(a)(d)	306,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$1,800,000	5.875% (3-Month USD-LIBOR + 2.959%)(a)(d)	$1,863,000
7,223,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(b)	7,250,086
245,000	Moody’s Corp., Senior Unsecured Notes, 3.250% due 6/7/21	244,373
775,000	Morgan Stanley, Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.810%)(a)(d)	799,219
13,692,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	13,418,160
404,000	Netflix Inc., Senior Unsecured Notes, 4.875% due 4/15/28(b)	382,790
1,260,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%)(a)(b)(d)	1,275,750
1,630,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%)(a)(d)	1,630,000
1,000,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,095,500
	Reliance Holding USA Inc., Company Guaranteed Notes:
3,495,000	4.500% due 10/19/20	3,541,801
2,400,000	5.400% due 2/14/22	2,496,983
2,369,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 6.125% due 8/15/21(b)	2,369,000
610,000	Salem Media Group Inc., Senior Secured Notes, 6.750% due 6/1/24(b)	542,900
1,846,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.000% due 8/1/27(b)	1,783,679
1,402,000	SiTV LLC/SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(b)	813,160
5,369,000	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	5,629,074
1,500,000	State Street Corp., Junior Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.597%)(a)(d)	1,546,500
1,360,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.050% (3-Month USD-LIBOR + 3.102%)(a)(d)	1,343,000
	Tapestry Inc., Senior Unsecured Notes:
462,000	3.000% due 7/15/22	447,559
4,224,000	4.250% due 4/1/25	4,185,790
462,000	4.125% due 7/15/27	442,396
1,699,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	1,699,000
1,566,364	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	385,338
	Trimble Inc., Senior Unsecured Notes:
2,930,000	4.150% due 6/15/23	2,940,884
1,465,000	4.750% due 12/1/24	1,495,458
945,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25(b)	917,831
1,045,000	US Bancorp, Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.486%)(a)(d)	1,075,044
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$977,000	Verizon Communications Inc., Senior Unsecured Notes, 3.414% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	$987,522
607,000	Viacom Inc., Senior Unsecured Notes, 4.375% due 3/15/43	522,604
6,055,000	Vistra Energy Corp., Company Guaranteed Notes, 7.375% due 11/1/22	6,304,769
1,240,000	Voya Financial Inc., Company Guaranteed Notes, 5.650% (3-Month USD-LIBOR + 3.580%) due 5/15/53(a)	1,240,000
635,000	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(a)(d)	632,619
231,000	Walt Disney Co., Senior Unsecured Notes, 2.950% due 6/15/27(e)	220,902
3,801,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	4,162,095
	Wells Fargo & Co., Junior Subordinated Notes:
2,560,000	5.875% (3-Month USD-LIBOR + 3.990%)(a)(d)	2,697,600
1,250,000	6.111% (3-Month USD-LIBOR + 3.770%)(a)(d)	1,266,125
4,208,000	Xerium Technologies Inc., Senior Secured Notes, 9.500% due 8/15/21(b)	4,423,660
	Total United States	225,563,499
	TOTAL CORPORATE BONDS & NOTES (Cost – $500,086,539)	492,480,408
SENIOR LOANS(a) – 7.8%
1,425,000	Appvion Operations Inc., 8.070% (3-Month USD-LIBOR + 6.000%) due 6/12/26	1,410,750
2,360,298	Autoparts Holdings (No. 1) Ltd., 8.826% (1-Month USD-LIBOR + 6.750%) due 12/23/21	2,378,000
4,662,000	BI-LO LLC, 10.326% (3-Month USD-LIBOR + 8.000%) due 5/31/24	4,551,277
6,914,863	Crestwood Holdings LLC, 9.570% (1-Month USD-LIBOR + 7.500%) due 3/6/23	6,903,315
	Dell International LLC:
4,593,843	3.830% (1-Month USD-LIBOR + 1.750%) due 9/7/21	4,590,031
4,802,104	4.080% (1-Month USD-LIBOR + 2.000%) due 9/7/23	4,800,087
4,627,907	Eastman Kodak Co., 8.592% (3-Month USD-LIBOR + 6.250%) due 9/3/19	4,514,153
2,803,047	Envigo Laboratories Inc., 10.840% (3-Month USD-LIBOR + 8.500%) due 11/3/21	2,806,551
5,425,648	Internap Corp., 7.820% (1-Month USD-LIBOR + 5.750%) due 4/6/22	5,445,994
	Lee Enterprises Inc.:
39,666	8.326% (1-Month USD-LIBOR + 6.250%) due 3/31/19	39,617
1,964,192	12.000% (FIXED) due 12/15/22	2,003,476
3,058,617	LSC Communications Inc., 7.576% (1-Month USD-LIBOR + 5.500%) due 9/30/22	3,058,617
3,716,445	McDermott International Inc., 7.076% (1-Month USD-LIBOR + 5.000%) due 5/12/25	3,753,015
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(a) – (continued)
$1,374,822	Monitronics International Inc., due 9/30/22(f)	$1,308,226
1,079,000	PMHC II Inc., 10.513% (3-Month USD-LIBOR + 7.750%) due 3/30/26	1,014,260
2,450,000	Production Resource Group LLC, 9.320% (3-Month USD-LIBOR + 7.000%) due 8/21/24(g)	2,401,000
1,176,821	Real Alloy Holding Inc., 2.307% due 5/31/23(g)	1,176,821
760,438	Tacala Investment Corp., 5.326% (1-Month USD-LIBOR + 3.250%) due 1/31/25	762,179
	YI LLC:
519,278	3.566% (3-Month USD-LIBOR + 4.000%) due 11/7/24	517,980
4,300,541	6.334% (3-Month USD-LIBOR + 4.000%) due 11/7/24	4,289,790
	TOTAL SENIOR LOANS (Cost – $57,626,181)	57,725,139
SOVEREIGN BONDS – 6.2%
Chile – 1.2%
	Chile Government International Bond:
500,000	3.250% due 9/14/21	499,725
8,825,000	2.250% due 10/30/22	8,433,170
	Total Chile	8,932,895
Costa Rica – 0.2%
1,150,000	Costa Rica Government International Bond, 9.995% due 8/1/20	1,262,125
Dominican Republic – 0.7%
4,830,000	Dominican Republic International Bond, 7.500% due 5/6/21	5,083,575
India – 0.4%
	Export-Import Bank of India:
200,000	2.750% due 4/1/20	197,065
3,200,000	3.125% due 7/20/21	3,129,306
	Total India	3,326,371
Indonesia – 1.0%
	Indonesia Government International Bond:
4,495,000	4.875% due 5/5/21	4,644,751
2,795,000	3.700% due 1/8/22	2,786,528
	Total Indonesia	7,431,279
Israel – 0.7%
4,800,000	Israel Government International Bond, 4.000% due 6/30/22	4,911,120
Mexico – 0.3%
2,530,000	Mexico Government International Bond, 3.625% due 3/15/22	2,533,542
Peru – 0.3%
2,150,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	2,089,800
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Philippines – 1.1%
$7,860,000	Philippine Government International Bond, 4.000% due 1/15/21	$7,975,597
Poland – 0.3%
2,000,000	Republic of Poland Government International Bond, 5.125% due 4/21/21	2,095,800
	TOTAL SOVEREIGN BONDS (Cost – $46,736,547)	45,642,104
Shares/Units
PREFERRED STOCKS – 1.9%
Bermuda – 0.4%
30,926	Aspen Insurance Holdings Ltd., 5.625%(d)(e)	775,006
31,722	Axis Capital Holdings Ltd., 5.500%(d)	792,733
42,868	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	1,119,283
	Total Bermuda	2,687,022
United States – 1.5%
1,000	Dairy Farmers of America Inc., 7.875%(b)(d)	114,036
50,000	Delphi Financial Group Inc., 5.504% (3-Month USD-LIBOR + 3.190%)(a)	1,125,000
19,210	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	2,055,470
25,550	GMAC Capital Trust I, 8.099% (3-Month USD-LIBOR + 5.785%)(a)	684,740
54,847	Huntington Bancshares Inc., 6.250%(d)	1,446,315
4,240	KeyCorp, 6.125% (3-Month USD-LIBOR + 3.892%)(a)(d)	117,363
	Morgan Stanley:
95,960	5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	2,495,920
10,600	6.375% (3-Month USD-LIBOR + 3.708%)(a)(d)	288,320
4,400	6.875%(3-Month USD-LIBOR + 3.940%)(a)(d)	123,376
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	557,800
45,000	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	1,047,600
35,972	Regions Financial Corp., 6.375% (3-Month USD-LIBOR + 3.536%)(a)(d)	977,719
	Total United States	11,033,659
	TOTAL PREFERRED STOCKS (Cost – $13,859,474)	13,720,681
COMMON STOCKS – 0.9%
Colombia – 0.0%
21,182	Frontera Energy Corp.*	301,208
United States – 0.9%
101,912	Appvion Inc.*(g)(h)	1,985,246
219,500	Forum Merger II Corp.*	2,188,415
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
52	Real Alloy Holding Inc.*(g)(h)	$2,063,089
	Total United States	6,236,750
	TOTAL COMMON STOCKS (Cost – $7,251,179)	6,537,958
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $625,559,920)	616,106,290
Face Amount†
SHORT-TERM INVESTMENTS – 15.6%
COMMERCIAL PAPERS – 13.2%
$4,767,000	Arrow Electronics Inc., 2.605% due 9/26/18(i)	4,758,231
5,953,000	AT&T Inc., 3.091% due 5/28/19(i)	5,827,094
10,129,000	Campbell Soup Co., 2.327% due 9/6/18(i)	10,125,328
8,631,000	Constellation Brands Inc., 2.303% due 9/13/18(i)	8,623,199
6,988,000	EI du Pont de Nemours & Co., 2.359% due 9/10/18(i)	6,983,740
7,137,000	Keurig Dr Pepper Inc., 2.388% due 9/18/18(i)	7,129,049
7,274,000	Kraft Heinz Co., 2.471% due 10/23/18(i)	7,248,706
11,407,000	Marriott International Inc., 2.337% due 9/17/18(i)	11,394,918
6,358,000	McKesson Corp., 2.244% due 9/21/18(i)	6,349,655
9,084,000	Nutrien Ltd., 2.410% due 10/24/18(i)	9,048,327
4,557,000	Telus Corp., 2.359% due 9/25/18(i)	4,549,839
9,535,000	Thomson Reuters Corp., 2.355% due 10/2/18(i)	9,515,786
5,450,000	Walgreens Boots Alliance Inc., 2.410% due 10/22/18(i)	5,431,437
	TOTAL COMMERCIAL PAPERS (Cost – $96,983,306)	96,985,309
TIME DEPOSITS – 2.4%
3,132,575	Barclays Bank PLC – London, 1.280% due 9/4/18	3,132,575
49,313CAD	Brown Brothers Harriman – Grand Cayman, 0.590% due 9/4/18	37,790
14,448,744	Deutsche Bank AG – Grand Cayman, 1.280% due 9/4/18	14,448,744
	TOTAL TIME DEPOSITS (Cost – $17,619,109)	17,619,109
	TOTAL SHORT-TERM INVESTMENTS (Cost – $114,602,415)	114,604,418
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.4%
MONEY MARKET FUND – 0.4%
$3,333,215	Federated Government Obligations Fund, Premier Class, 1.845%(j) (Cost – $3,333,215)	$3,333,215
	TOTAL INVESTMENTS – 99.7% (Cost – $743,495,550#)	734,043,923
	Other Assets in Excess of Liabilities – 0.3%	2,021,726
	TOTAL NET ASSETS – 100.0%	$736,065,648

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2018.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2018, amounts to approximately $120,138,579 and represents 16.32% of net assets.

(c)
Security is currently in default.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
All or a portion of this security is on loan (See Note 5).

(f)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(h)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2018, amounts to approximately $4,048,335 and represents 0.55% of net assets.

(i)
Rate shown represents yield-to-maturity.

(j)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CMT
 —   Constant Maturity Treasury Index

EURIBOR
 —   Euro Interbank Offered Rate

LIBOR
 —   London Interbank Offered Rate

LLC
 —   Limited Liability Company

NIBOR
 —   Norwegian Interbank Offered Rate

PLC
 —   Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	67.1%
Senior Loans	7.9
Sovereign Bonds	6.2
Preferred Stocks	1.9
Common Stocks	0.9
Short-Term Investments	15.6
Money Market Fund	0.4
100.0%

^
As a percentage of total investments.

At August 31, 2018, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Swedish Krona	3,035,850	BBH	$332,179	9/13/18	$1,134	$—	$1,134
Swedish Krona	1,010,000	BBH	110,513	9/13/18	—	(678)	(678)
					$1,134	$(678)	$456
Contracts to Sell:
Euro	2,415,000	BBH	$2,805,028	9/13/18	$4,945	$—	$4,945
Norwegian Krone	11,160,000	BBH	1,331,338	9/13/18	28,063	—	28,063
Swedish Krona	5,065,000	BBH	554,206	9/13/18	12,793	—	12,793
					$45,801	$—	$45,801
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$46,935	$(678)	$46,257

Currency Abbreviations used in this schedule:	Counterparty Abbreviations used in this schedule:
CAD — Canadian Dollar	BBH — Brown Brothers Harriman & Co.
EUR — Euro
NOK — Norwegian Krone
SEK — Swedish Krona
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – 78.0%
Alabama – 1.4%
$2,750,000	AA	Alabama Public School & College Authority, Revenue Bonds, Refunding Capital Improvement, Series B, 5.000% due 1/1/25	$3,150,730
2,000,000	AA-	Auburn University, Revenue Bonds, General Fee Revenue, Series A, 5.000% due 6/1/35	2,337,400
355,000	AA-	County of Jefferson AL, GO, Refunding Wts, Series B, 5.000% due 4/1/21	380,230
220,000	A-	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds, Alabama Power Company Barry Rmkt, 1.850% due 6/1/34(a)	217,503
		Mobile County Board of School Commissioners, Refunding Wts 4 and 12 Mill Taxes B:
175,000	A-	5.000% due 3/1/29	195,704
180,000	A-	5.000% due 3/1/30	200,536
185,000	A-	5.000% due 3/1/31	204,682
145,000	A-	5.000% due 3/1/32	159,620
215,000	A-	5.000% due 3/1/33	235,935
		Montgomery Medical Clinic Board, Revenue Bonds, Jackson Hospital and Clinic:
60,000	BBB	5.000% due 3/1/26	66,887
115,000	BBB	5.000% due 3/1/27	126,516
125,000	BBB	5.000% due 3/1/28	136,999
105,000	BBB	5.000% due 3/1/29	114,574
125,000	BBB	5.000% due 3/1/30	135,629
3,500,000	A3(b)	Southeast Alabama Gas Supply District, Revenue Bonds, Project Number 2, Series A, 4.000% due 6/1/49(a)	3,717,210
		Total Alabama	11,380,155
Alaska – 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 6/1/30	1,154,360
		Borough of North Slope AK, GO:
15,000	AA	Series A, 5.000% due 6/30/19	15,403
50,000	AA	Series A, Prerefunded 6/30/20 @ 100, 5.000% due 6/30/21(c)	52,850
215,000	AA	State of Alaska, GO, Series A, 5.000% due 8/1/33	243,928
225,000	A1(b)	State of Alaska International Airports System, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/33	254,552
		Total Alaska	1,721,093
Arizona – 1.8%
5,000,000	AAA	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/27	5,902,400
435,000	AA-	Arizona School Facilities Board, COP, Prerefunded 9/1/18 @ 100, 5.750% due 9/1/22(c)	435,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$65,000	AA	City of Glendale AZ, GO, Refunding, AGM, 4.000% due 7/1/21	$68,622
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Refunding, Series A, 5.000% due 7/1/27	264,141
215,000	AA+	Refunding, Series A, 5.000% due 7/1/28	246,192
235,000	AA+	Refunding, Series A, 5.000% due 7/1/29	268,149
105,000	AA	Refunding Subordinated Obligs, 5.000% due 7/1/23	118,173
95,000	AA	Refunding Subordinated Obligs, 5.000% due 7/1/25	110,132
45,000	AA	Refunding Subordinated Obligs, 5.000% due 7/1/28	52,921
85,000	AA	Refunding Subordinated Obligs, 5.000% due 7/1/32	98,230
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, Refunding, AGM:
55,000	AA	5.000% due 7/1/24	63,468
60,000	AA	5.000% due 7/1/25	69,884
105,000	AA	5.000% due 7/1/26	121,012
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
30,000	AAA	Refunding Senior Lien, Series C, 5.000% due 7/1/21	32,595
65,000	AA-	Senior, Series A, 5.000% due 7/1/27(d)	75,446
90,000	AA-	Senior, Series A, 5.000% due 7/1/28(d)	104,463
30,000	AAA	Senior Lien, Series A, 5.000% due 7/1/20	31,763
1,000,000	AAA	City of Scottsdale AZ, GO, 2004 Preserve Acquisition, 5.000% due 7/1/23	1,139,200
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	System, Series A, 5.000% due 7/1/22	16,636
30,000	AA	System, Series A, 5.000% due 7/1/23	33,213
60,000	AA	Series B, 5.000% due 7/1/20	63,503
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(c)	65,120
2,100,000	BBB+	Industrial Development Authority of the City of Phoenix, Revenue Bonds, Various Refunding Republic Services Inc. Project, 1.850% due 12/1/35(a)(d)	2,099,475
820,000	AAA	Maricopa County Community College District, GO, Project 2004, Series D, 4.250% due 7/1/25(c)	873,152
		Maricopa County Industrial Development Authority, Revenue Bonds:
190,000	AA-	Banner Health, Series A, 4.000% due 1/1/24	206,486
70,000	AA-	Banner Health, Series A, 5.000% due 1/1/22	76,598
145,000	AA-	Banner Health, Series A, 5.000% due 1/1/23	162,029
60,000	AA-	Banner Health, Series A, 5.000% due 1/1/24	68,198
225,000	AA-	Banner Health, Series A, 5.000% due 1/1/25	259,119
430,000	AA-	Banner Health, Series B, 5.000% due 1/1/48(a)	476,982
290,000	AA-	Banner Health, Series C, 5.000% due 1/1/48(a)	331,250
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$145,000	NR	Christian Care Surprise Incorporate, 6.000% due 1/1/48(e)(f)	$147,838
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, Arizona Refunding Arizota St University Hassayampa, 5.000% due 7/1/21	54,166
145,000	AA	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Salt River Project, Series A, 5.000% due 1/1/33	171,139
		State of Arizona, COP, Department Administration, AGM:
70,000	AA	Series A, 5.000% due 10/1/18	70,172
195,000	AA	Series A, 5.250% due 10/1/20	202,088
		Tempe Industrial Development Authority, Revenue Bonds, Mirabella At ASU Project:
5,000	NR	Series A, 6.000% due 10/1/37(e)(f)	5,499
15,000	NR	Series A, 6.125% due 10/1/47(e)(f)	16,575
15,000	NR	Series A, 6.125% due 10/1/52(e)(f)	16,505
225,000	NR	Series B, 4.000% due 10/1/23(e)(f)	226,375
		Total Arizona	14,843,909
Arkansas – 0.0%
90,000	Aa2(b)	Little Rock School District, GO, Construction, 3.000% due 2/1/22	92,259
California – 1.8%
50,000	AA	Abag Finance Authority for Nonprofit Corps, Revenue Bonds, Sharp Healthcare, Prerefunded 8/1/19 @ 100, 6.250% due 8/1/39(c)	52,173
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Refunding Senior Lien, Series A, 5.000% due 10/1/23	68,859
		Bay Area Toll Authority, Revenue Bonds, Sanitary Francisco Bay Area:
255,000	AA	Series A, 2.950% due 4/1/47(a)	264,407
210,000	AA	Series B, 2.850% due 4/1/47(a)	217,113
195,000	AA	Series C, 2.100% due 4/1/45(a)	195,809
		California Health Facilities Financing Authority, Revenue Bonds:
3,500,000	AA-	Sutter Health, Series C, 1.000% due 8/15/53(a)	3,471,930
85,000	AA-	Sutter Health, Series D, 5.000% due 8/15/35	91,648
115,000	AA-	St Joseph Health System, Series A, 5.000% due 7/1/25	130,725
		California Municipal Finance Authority, Revenue Bonds, Senior Lien Linxs Apm Project:
55,000	BBB+(g)	5.000% due 6/30/28(d)	63,989
45,000	BBB+(g)	5.000% due 12/31/28(d)	52,230
60,000	BBB+(g)	5.000% due 6/30/29(d)	69,365
30,000	BBB+(g)	5.000% due 12/31/29(d)	34,600
90,000	BBB+(g)	5.000% due 6/30/31(d)	103,146
85,000	BBB+(g)	5.000% due 12/31/31(d)	97,262
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$1,300,000	BBB+	California Pollution Control Financing Authority, Revenue Bonds, Various Refunding AMT Republic Services A, 1.850% due 8/1/23(a)(d)(f)	$1,299,675
		California State Public Works Board, Revenue Bonds:
125,000	A+	California St University Projects, Series B, Prerefunded 10/1/21 @ 100, 5.250% due 10/1/24(c)	138,544
95,000	A+	Judicial Council Pjs, Series D, 5.000% due 12/1/20	102,139
70,000	A+	Judicial Council Pjs, Series D, 5.000% due 12/1/21	77,271
200,000	A+	Various Capital Projects, Series A, 5.000% due 4/1/21	216,908
60,000	A+	Various Capital Projects, Series A, 5.000% due 4/1/22	66,745
145,000	A+	Various Capital Projects, Series A, 5.000% due 4/1/23	160,982
115,000	A+	Various Capital Projects Series A, 5.250% due 10/1/24	127,242
115,000	A+	Various Capital Projects Series A, 5.250% due 10/1/25	127,096
30,000	A+	Various Capital Projects, Series G, 5.000% due 11/1/23	33,826
30,000	A+	Various Capital Projects, Series G, 5.000% due 11/1/24	33,801
120,000	A+	Various Capital Projects Subordinated, Series A1, Prerefunded 3/1/20 @ 100, 5.750% due 3/1/30(c)	127,609
15,000	AA	Central Valley Financing Authority, Revenue Bonds, Refunding Carson Ice General Project, 5.250% due 7/1/20	16,027
50,000	AA+	City of Los Angeles CA Wastewater System Revenue, Revenue Bonds, Unrefunded Balance Refunding, Series A, Prerefunded 6/1/19 @ 100, 5.750% due 6/1/34(c)	51,611
45,000	Aa2(b)	City of Oakland CA, GO, Series B, Prerefunded 1/15/19 @ 100, 6.000% due 1/15/34(c)	45,752
		County of San Bernardino CA, COP, Refunding Arrowhead Project:
245,000	AA-	Series A, 5.000% due 8/1/19	252,524
65,000	AA-	Series A, 5.250% due 8/1/26	67,028
60,000	AA-	Series A, 5.500% due 8/1/20	62,061
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Capital Appreciation Asset Bkd, Series A, AMBAC, zero coupon, due 6/1/24	152,089
145,000	A+	Enhanced Asset Bkd, Series A, 5.000% due 6/1/29	161,167
115,000	BBB+	Securitization Asset Bkd, Series A1, 5.000% due 6/1/25	130,812
30,000	BBB+	Securitization Asset Bkd, Series A1, 5.000% due 6/1/26	34,383
		Los Angeles Community College District, GO, 2008 Election:
115,000	AA+	Series A, Prerefunded 8/1/19 @ 100, 6.000% due 8/1/33(c)	119,741
105,000	AA+	Series C, Prerefunded 8/1/20 @ 100, 5.250% due 8/1/39(c)	112,368
290,000	AA	Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/29	336,745
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$1,500,000	Aa2(b)	Los Angeles Unified School District, GO, Refunding, Series A, 5.000% due 7/1/27	$1,841,835
		Modesto Irrigation District, Revenue Bonds, Refunding:
30,000	A+	Series A, 5.000% due 7/1/22	32,646
110,000	A+	Series A, 5.000% due 7/1/23	119,578
		Northern California Power Agency, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/19	36,026
60,000	A+	Series A, 5.000% due 7/1/20	61,743
45,000	A+	Series A, 5.000% due 7/1/21	46,244
65,000	A+	Series A, 5.000% due 7/1/22	66,775
170,000	Aa3(b)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/23	187,534
		Oakland Unified School District, GO:
55,000	AA-	Election of 2012, Prerefunded 8/1/21 @ 100, 6.250% due 8/1/28(c)	62,215
100,000	AA	Refunding, AGM, 5.000% due 8/1/26	118,197
30,000	AA-	Series A, 5.000% due 8/1/28	35,165
145,000	A+	Port of Oakland, Revenue Bonds, Refunding AMT Senior Lien, Series P, 5.000% due 5/1/22(d)	159,664
		Poway Unified School District Public Financing Authority, Refunding:
35,000	NR	Series A, 5.000% due 9/1/25	40,024
45,000	NR	Series A, 5.000% due 9/1/28	50,156
50,000	NR	Series A, 5.000% due 9/1/32	54,711
90,000	A-	Sacramento City Financing Authority, Capital Appreciation Tax Allocation, Series A, NPFG, zero coupon, due 12/1/26	69,062
		Sacramento Cogeneration Authority, Revenue Bonds, Refunding Procter and Gamble Project:
20,000	AA	5.250% due 7/1/20	21,369
20,000	AA	5.250% due 7/1/21	21,896
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Refunding, Series A, 5.000% due 4/15/23	282,928
60,000	AA+	San Diego Public Facilities Financing Authority Sewer Revenue, Revenue Bonds, Senior, Series A, Prerefunded 5/15/19 @ 100, 5.000% due 5/15/22(c)	61,511
75,000	AA-	San Diego Unified School District, GO, Capital Appreciation Election 2008, Series C, zero coupon, due 7/1/34	42,448
		San Marcos Unified School District, GO, Capital Appreciation 2010 Election:
105,000	AA-	Series B, zero coupon, due 8/1/35	56,778
60,000	AA-	Series B, zero coupon, due 8/1/37	29,669
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$55,000	AA+	Santa Monica-Malibu Unified School District, GO, Capital Appreciation, NPFG, zero coupon, due 8/1/20	$53,304
		State of California, GO:
290,000	AA-	5.500% due 8/1/30	290,847
60,000	AA+	Prerefunded Various Purpose, Prerefunded 4/1/19 @ 100, 6.000% due 4/1/38(c)	61,595
80,000	AA-	Refunding, 5.000% due 9/1/29	94,466
435,000	AA-	Refunding Various Purpose, Series B, 5.000% due 8/1/26	522,231
205,000	AA-	Refunding Various Purpose, Series C, 5.000% due 8/1/29	241,875
115,000	AA-	Unrefunded Balance Various Purpose, 6.000% due 4/1/38	117,836
		State of California Department of Water Resources, Revenue Bonds, Water Resources Water System:
65,000	AAA	Series AI, 5.000% due 12/1/25	71,774
140,000	AAA	Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/29(c)	154,869
40,000	AA+	Union Elementary School District, GO, Capital Appreciation, Series A, NPFG, zero coupon, due 9/1/20	38,592
30,000	AA	University of California, Revenue Bonds, Unrefunded Balance 2016 General, Series O, Prerefunded 5/15/19 @ 100, 5.250% due 5/15/39(c)	30,808
100,000	Aa3(b)	Washington Township Health Care District, GO, 2012 Election, Series A, 5.500% due 8/1/40	115,660
230,000	AA-	West Contra Costa Unified School District, GO, Refunding, 5.000% due 8/1/26	255,703
		Total California	14,515,136
Colorado – 0.6%
		City & County of Denver CO Airport System Revenue, Revenue Bonds, Refunding AMT:
65,000	A+	Series A, 5.000% due 11/15/24(d)	74,390
30,000	A+	Series A, 5.000% due 11/15/27(d)	34,893
145,000	A+	Series A, 5.000% due 11/15/28(d)	167,893
145,000	A+	Series A, 5.000% due 11/15/29(d)	166,888
115,000	A+	Series A, 5.000% due 11/15/30(d)	132,359
2,345,000	AA	City of Colorado Springs CO Utilities System Revenue, Revenue Bonds, Series A4, 5.000% due 11/15/48	2,705,192
		Colorado Health Facilities Authority, Revenue Bonds:
220,000	BBB+	Catholic Health Initiatives, Series D3, 5.000% due 10/1/38(a)	237,156
370,000	Aaa(b)	Liberty Height Rmk 12/1/91, zero coupon, due 7/15/22	338,990
190,000	A3(b)	Parkview Medical Center Incorporate Project, 5.000% due 9/1/46	206,948
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	Capital Appreciation, zero coupon, due 9/1/35	31,442
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$85,000	A	Capital Appreciation, zero coupon, due 9/1/37	$40,974
110,000	A	Capital Appreciation, zero coupon, due 9/1/38	50,727
75,000	A	Capital Appreciation Senior, Series B, NPFG, zero coupon, due 9/1/18	75,000
140,000	A	Capital Appreciation Senior, Series B, NPFG, zero coupon, due 9/1/20	134,408
210,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(a)	226,920
		Total Colorado	4,624,180
Connecticut – 1.1%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
65,000	A-	Fairfield University, Series S, 5.000% due 7/1/26	74,882
30,000	A-	Fairfield University, Series S, 5.000% due 7/1/29	34,959
1,030,000	AAA	Revenue Yale University Rmkt 7/11/18, Series A, 2.050% due 7/1/35(a)	1,032,266
4,465,000	AAA	Yale University, Series V1, 1.400% due 7/1/36(a)	4,465,000
		State of Connecticut, GO:
90,000	A	Series A, 5.000% due 3/15/26	102,048
85,000	A	Series E, 5.000% due 9/15/23	92,549
100,000	A	Series E, 5.000% due 10/15/26	113,993
150,000	A	Series E, 5.000% due 10/15/29	168,126
1,600,000	A	Refunding, Series F, 5.000% due 9/15/26	1,815,280
1,000,000	AAA	State of Connecticut Clean Water Fund – State Revolving Fund, Revenue Bonds, Refunding, Series B, 5.000% due 6/1/22	1,111,730
		Total Connecticut	9,010,833
Delaware – 0.5%
		Delaware River & Bay Authority, Revenue Bonds, Refunding:
85,000	A	Series C, 5.000% due 1/1/22	93,097
35,000	A	Series C, 5.000% due 1/1/24	39,820
80,000	A	Series C, 5.000% due 1/1/25	91,061
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(c)	3,650,306
		Total Delaware	3,874,284
District of Columbia – 0.5%
		District of Columbia, Revenue Bonds:
195,000	A1(b)	Deed Tax, Series A, 5.000% due 6/1/40	203,510
120,000	AAA	Income Tax Revenue, Series A, 5.000% due 12/1/36	130,052
		Metropolitan Washington Airports Authority, Revenue Bonds, Refunding AMT:
2,500,000	AA-	Series A, 5.000% due 10/1/24(d)	2,845,500
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – (continued)
$115,000	AA-	Series A, 5.000% due 10/1/28(d)	$135,961
280,000	AA-	Series A, 5.000% due 10/1/29(d)	326,730
95,000	AA-	Series A, 5.000% due 10/1/30(d)	111,139
205,000	AA-	Series A, 5.000% due 10/1/31(d)	237,675
60,000	AA-	Series A, 5.000% due 10/1/34(d)	68,343
55,000	AA-	Series A, 5.000% due 10/1/36(d)	62,278
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	278,568
		Total District of Columbia	4,399,756
Florida – 4.6%
		Brevard County School District, COP:
95,000	Aa3(b)	Refunding, 5.000% due 7/1/27	108,122
215,000	Aa3(b)	Refunding, 5.000% due 7/1/30	242,705
85,000	Aa3(b)	School Board Certificates, Series C, 5.000% due 7/1/24	97,237
		Citizens Property Insurance Corp., Revenue Bonds, Senior Secured:
80,000	A+	Series A1, 5.000% due 6/1/21	86,386
60,000	A+	Series A1, 5.000% due 6/1/22	66,223
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds, Refunding:
40,000	AA	5.000% due 12/1/21	43,836
65,000	AA	Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(c)	71,385
70,000	AA	Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(c)	76,876
		City of Jacksonville FL, Revenue Bonds, Refunding Better Jacksonville:
115,000	A+	5.000% due 10/1/22	127,759
155,000	A+	5.000% due 10/1/23	172,326
		City of Tallahassee FL, Revenue Bonds:
50,000	Baa1(b)	Refunding Tallahassee Memorial Healthcare, 5.000% due 12/1/40	53,689
15,000	Baa1(b)	Tallahassee Memorial Healthcare Incorporate, 5.000% due 12/1/19	15,516
35,000	Baa1(b)	Tallahassee Memorial Healthcare Incorporate, 5.000% due 12/1/21	37,818
		City of Tampa FL, Revenue Bonds:
45,000	Aa2(b)	Baycare Health System, 5.000% due 11/15/19	46,775
55,000	A+	Cigarette H Lee, 5.000% due 9/1/28	60,343
		City of Tampa FL Solid Waste System Revenue, Revenue Bonds, Refunding, AGM:
305,000	AA	5.000% due 10/1/18(d)	305,696
170,000	AA	5.000% due 10/1/19(d)	175,528
		County of Broward FL Airport System Revenue, Revenue Bonds:
30,000	A+	Airport System Revenue AMT, 5.000% due 10/1/28(d)	34,863
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$60,000	A+	Airport System Revenue AMT, 5.000% due 10/1/30(d)	$69,159
90,000	A+	Airport System Revenue AMT, 5.000% due 10/1/31(d)	103,201
120,000	A+	Senior, Series A, 5.000% due 10/1/29(d)	135,270
85,000	A+	Senior, Series A, 5.000% due 10/1/31(d)	95,184
115,000	A+	Senior, Series A, 5.000% due 10/1/32(d)	128,469
90,000	A+	Series Q1, 5.000% due 10/1/23	99,652
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds, Refunding AMT:
40,000	AA+	Series A, 5.000% due 9/1/20(d)	42,312
40,000	AA+	Series A, 5.000% due 9/1/21(d)	43,210
50,000	AA+	Series A, 5.000% due 9/1/22(d)	55,077
60,000	AA+	Series A, 5.000% due 9/1/23(d)	67,204
65,000	AA+	Series A, 5.000% due 9/1/24(d)	73,523
65,000	AA+	Series A, 5.000% due 9/1/25(d)	74,241
65,000	AA+	Series A, 5.000% due 9/1/26(d)	74,922
		County of Indian River FL Water & Sewer Revenue, Revenue Bonds, Refunding:
55,000	AA	5.000% due 9/1/21	56,756
65,000	AA	5.000% due 9/1/22	67,068
120,000	AA	County of Miami-Dade FL, GO, Refunding, Series A, 5.000% due 11/1/23	136,728
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	Refunding Subordinated, 5.000% due 10/1/28	184,646
120,000	A+	Refunding Subordinated, 5.000% due 10/1/29	137,460
215,000	A+	Refunding Subordinated, 5.000% due 10/1/30	244,958
65,000	A+	Refunding Subordinated, Series A, 5.000% due 10/1/25	71,864
210,000	A+	Refunding Jackson Health System, Series B, NPFG, 5.000% due 6/1/20	220,893
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
90,000	A	Miami international Airport, Series A1, 5.000% due 10/1/22	95,471
135,000	A	Miami international Airport, Series A1, Prerefunded 10/1/20 @ 100, 5.375% due 10/1/41(c)	144,801
70,000	A	Refunding, Series A, 5.000% due 10/1/30	80,783
30,000	A	Refunding, Series A, 5.000% due 10/1/31	34,481
65,000	A	Refunding, Series B, 5.000% due 10/1/24	71,971
215,000	A	Refunding, Series B, 5.000% due 10/1/37	239,587
85,000	A	Refunding AMT, Series A, 5.000% due 10/1/22(d)	94,256
290,000	A	Refunding AMT, Series A, 5.000% due 10/1/24(d)	318,725
55,000	A	Refunding AMT, Series A, 5.000% due 10/1/27(d)	62,105
80,000	A	Refunding AMT, Series A, 5.000% due 10/1/29(d)	90,002
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$160,000	A	Refunding AMT, Series A, 5.000% due 10/1/33(d)	$178,110
70,000	A	Refunding AMT, Series A, 5.000% due 10/1/35(d)	77,676
105,000	A	Refunding AMT, Series B, 5.000% due 10/1/20(d)	111,383
295,000	AA	Series B, AGM, 5.000% due 10/1/35	311,886
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	5.000% due 7/1/21	37,846
50,000	AA	5.000% due 7/1/42	53,846
230,000	AA	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Refunding System, Series B, AGM, 5.250% due 10/1/18	230,619
		Duval County School Board, COP, School Board Certificates:
125,000	AA-	Series B, 5.000% due 7/1/27	142,967
30,000	AA-	Series B, 5.000% due 7/1/28	34,212
190,000	AA-	Series B, 5.000% due 7/1/30	215,536
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(b)	All Requirements Power Supply, 5.000% due 10/1/24	34,529
45,000	A2(b)	All Requirements Power Supply, 5.000% due 10/1/27	51,809
55,000	A2(b)	Refunding, Series A, 5.000% due 10/1/30	63,601
60,000	A2(b)	Refunding, Series A, 5.000% due 10/1/31	69,056
80,000	A1(b)	Series A, 5.000% due 10/1/22	88,909
355,000	A2(b)	St Lucie Project, Series A, 5.000% due 10/1/26	389,297
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Department Transportation, Series C, 4.375% due 7/1/37	2,621,075
		Greater Orlando Aviation Authority, Revenue Bonds, AMT Priority Subordinated:
100,000	A+	Series A, 5.000% due 10/1/28(d)	115,866
60,000	A+	Series A, 5.000% due 10/1/30(d)	68,699
		Halifax Hospital Medical Center, Revenue Bonds, Refunding:
35,000	A-	5.000% due 6/1/28	39,173
70,000	A-	5.000% due 6/1/35	76,779
		Highlands County Health Facilities Authority, Revenue Bonds:
345,000	AA	6.000% due 11/15/37	363,809
60,000	AA	Hospital Adventist Health, 5.000% due 11/15/18	60,385
105,000	WR(b)	Hillsborough County Industrial Development Authority, Revenue Bonds, Various Health Facilities B Rmkt 8/6/9, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32(c)	112,203
		Indian River County School Board, COP, Refunding:
75,000	AA-	Series A, 5.000% due 7/1/24	85,578
60,000	AA-	Series A, 5.000% due 7/1/25	69,394
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$200,000	A+	JEA Electric System Revenue, Revenue Bonds, Subordinated, Series B, 5.000% due 10/1/26	$235,062
		JEA Water & Sewer System Revenue, Revenue Bonds:
15,000	AAA	Unrefunded Balance, Series C, 5.000% due 10/1/20(c)	15,286
35,000	NR	Prerefunded, Series C, Prerefunded 4/1/19 @ 100, 5.000% due 10/1/20(c)	35,663
		Lake County School Board, COP, Master Lease Program:
30,000	AA	Series A, AGM, 5.000% due 6/1/25	33,798
50,000	AA	Series A, AGM, 5.000% due 6/1/26	56,102
15,000	AA	Series A, AGM, 5.000% due 6/1/28	16,712
60,000	AA	Manatee County School District, Revenue Bonds AGM, 5.000% due 10/1/25	69,836
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A+	Refunding, Series A, 5.000% due 7/1/31	51,400
115,000	A+	Refunding, Series A, 5.000% due 7/1/32	131,011
95,000	A+	Refunding, Series A, 5.000% due 7/1/33	107,873
30,000	A+	Refunding, Series A, 5.000% due 7/1/34	33,976
235,000	A+	Series A, 5.000% due 7/1/40	246,381
85,000	A+	Series A, 5.000% due 7/1/44	93,396
		Mid-Bay Bridge Authority, Revenue Bonds, Refunding:
105,000	BBB+	Series A, 5.000% due 10/1/27	118,647
145,000	BBB+	Series A, 5.000% due 10/1/28	162,863
80,000	BBB+	Series A, 5.000% due 10/1/29	89,423
70,000	BBB+	Series A, 5.000% due 10/1/30	77,963
		North Brevard County Hospital District Physician Services Inc., Revenue Bonds, Prerefunded Refunding Parrish Medical:
65,000	WD(g)	Florida Hospital Unrefunded, Prerefunded 10/1/18 @ 100, 5.750% due 10/1/38(c)	65,196
15,000	WD(g)	Florida Hospital Unrefunded, Prerefunded 10/1/18 @ 100, 5.750% due 10/1/43(c)	15,046
155,000	WD(g)	Prerefunded Refunding Parrish Medical, Prerefunded 10/1/18 @ 100, 5.750% due 10/1/38(c)	155,473
40,000	WD(g)	Prerefunded Refunding Parrish Medical, Prerefunded 10/1/18 @ 100, 5.750% due 10/1/43(c)	40,122
		Orange County Health Facilities Authority, Revenue Bonds:
365,000	A	Health Facilities, Series A, 5.000% due 10/1/42	393,788
130,000	A	Hospital Orlando Health Incorporate, 5.250% due 10/1/20	134,853
150,000	A	Hospital Orlando Health Incorporate, Series B, 5.000% due 10/1/42	161,830
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$75,000	A	Hospital Orlando Regional Healthcare, Series A, NPFG, 6.250% due 10/1/18	$75,253
		Orange County School Board, COP:
115,000	Aa2(b)	Certificates, Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(c)	128,035
200,000	Aa2(b)	Refunding, Series C, 5.000% due 8/1/29	229,612
		Orlando Utilities Commission, Revenue Bonds, Refunding:
50,000	AA	Series A, 5.000% due 10/1/23	56,941
25,000	AA	Series A, 5.000% due 10/1/25	29,293
45,000	AA	Series B, 5.000% due 10/1/19	46,600
100,000	AA	Series B, 5.000% due 10/1/20	106,563
60,000	A+	Orlando-Orange County Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/20	63,514
		Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding BRRH Corp. Obligation Group:
10,000	BBB+	5.000% due 12/1/23	11,095
20,000	BBB+	5.000% due 12/1/24	22,417
		Palm Beach County School District, COP:
90,000	Aa3(b)	County Florida School Board, Series B, 5.000% due 8/1/25	104,249
650,000	Aa3(b)	Florida School Board Certificates, Series A, 5.000% due 8/1/26	760,305
55,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/22	60,906
35,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/23	39,567
40,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/24	45,788
135,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/25	156,373
55,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/26	64,334
45,000	Aa3(b)	School Board Certificates, Series B, 5.000% due 8/1/25	52,125
300,000	Aa3(b)	School Board Certificates, Series B, 5.000% due 8/1/26	346,467
240,000	Aa3(b)	School Board Certificates, Series B, 5.000% due 8/1/27	275,863
160,000	Aa3(b)	School Board Certificates, Series B, 5.000% due 8/1/28	183,256
695,000	Aa3(b)	School Board Certificates, Series D, 5.000% due 8/1/26	802,649
315,000	Aa3(b)	School Board Certificates, Series D, 5.000% due 8/1/27	362,070
110,000	Aa3(b)	School Board Certificates, Series D, 5.000% due 8/1/28	125,989
		Palm Beach County Solid Waste Authority, Revenue Bonds:
85,000	AA+	Prerefunded Improvement, BHAC, 5.250% due 10/1/18	85,232
250,000	AA+	Refunding, 5.000% due 10/1/24	272,705
350,000	AA+	Unrefunded Balance Improvement, BHAC, 5.250% due 10/1/18	350,935
		School Board of Miami-Dade County, COP:
120,000	AA	County Florida School Board, Series A, AGM, 5.000% due 5/1/27	136,315
570,000	A+	County Florida School Board, Series A, 5.000% due 5/1/31	643,279
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$220,000	A+	County Florida School Board, Series B, 5.000% due 8/1/27	$253,768
340,000	A+	Florida School Board, Series D, 5.000% due 11/1/24	389,460
355,000	A+	Florida School Board, Series D, 5.000% due 11/1/25	407,295
230,000	A+	Florida School Board, Series D, 5.000% due 11/1/26	262,609
115,000	A+	Florida School Board Certificates, Series D, 5.000% due 2/1/29	130,495
190,000	A+	Florida School Board Certificates, Series D, 5.000% due 2/1/30	214,791
395,000	A+	Refunding, Series B, 5.000% due 5/1/28	445,631
		School District of Broward County, COP:
70,000	A+	Florida School Board Certificates, Series A, 5.000% due 7/1/32	79,746
120,000	NR	Prerefunded, Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(c)	132,947
580,000	NR	Prerefunded, Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(c)	642,576
155,000	A+	Refunding, Series A, 5.000% due 7/1/21	167,828
145,000	A+	Refunding, Series A, 5.000% due 7/1/22	160,306
60,000	A+	Refunding, Series B, 5.000% due 7/1/25	69,557
335,000	A+	Refunding, Series B, 5.000% due 7/1/26	386,084
230,000	A+	Refunding, Series B, 5.000% due 7/1/27	264,141
390,000	A+	Refunding, Series B, 5.000% due 7/1/28	446,320
330,000	A+	School Board Certificates, Series A, 5.000% due 7/1/26	380,322
265,000	A+	School Board Certificates, Series A, 5.000% due 7/1/27	304,336
115,000	A+	School Board Certificates, Series A, 5.000% due 7/1/28	131,607
45,000	A+	Unrefunded Balance, Series A, 5.000% due 7/1/25	49,282
130,000	A+	Unrefunded Balance, Series A, 5.000% due 7/1/26	141,971
		Seminole County School Board, COP, County Florida School Board:
60,000	Aa3(b)	Series C, 5.000% due 7/1/23	67,324
50,000	Aa3(b)	Series C, 5.000% due 7/1/24	56,877
115,000	AA	South Florida Water Management District, COP, Refunding, 5.000% due 10/1/30	131,815
80,000	Baa1(b)	South Lake County Hospital District, Revenue Bonds, South Lake Hospital, Series A, 6.250% due 4/1/39	81,605
		South Miami Health Facilities Authority, Revenue Bonds, Baptist Health South Florida:
75,000	AA-	5.000% due 8/15/24	85,742
120,000	AA-	5.000% due 8/15/25	138,932
		St Lucie County School Board, COP, Refunding Master Lease Program:
60,000	A	Series A, 5.000% due 7/1/25	66,686
125,000	A	Series A, 5.000% due 7/1/27	138,091
		State of Florida, GO:
1,745,000	AAA	Department Transportation Right Of Way, 4.000% due 7/1/39	1,834,728
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$5,995,000	AAA	Department Transportation Right Of Way, 5.000% due 7/1/32	$7,148,917
80,000	AAA	Refunding Capital Outlay, Series D, 5.000% due 6/1/21	82,833
145,000	AAA	Refunding Capital Outlay, Series E, 5.000% due 6/1/24	156,816
358,000	AAA	Refunding Capital Outlay 2011, Series C, 5.000% due 6/1/20	377,644
289,000	AAA	Refunding Capital Outlay 2011, Series C, 5.000% due 6/1/22	313,033
2,000,000	NR	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,397,160
		Tampa Bay Water, Revenue Bonds, Refunding and Improvement:
70,000	AA+	5.500%, NPFG, due 10/1/22	79,711
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	91,217
145,000	AA	Volusia County School Board, COP, Florida School Board Certificates, Series A, 5.000% due 8/1/32	162,999
		Total Florida	37,993,937
Georgia – 2.1%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Refunding:
30,000	AA-	5.000% due 11/1/27	34,611
70,000	AA-	5.000% due 11/1/29	80,343
205,000	Aaa(b)	Colquitt County Development Authority, Revenue Bonds, Subordinated C Rmkt 3/23/92, zero coupon, due 12/1/21	190,914
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	49,407
		DeKalb County Hospital Authority, Revenue Bonds, Dekalb Medical Center Inc. Project:
170,000	BB(g)	6.000% due 9/1/30	180,792
310,000	BB(g)	6.125% due 9/1/40	328,014
840,000	Aa2(b)	Main Street Natural Gas Inc., Revenue Bonds, Subordinated, Series C, 4.000% due 8/1/48(a)	893,953
335,000	AA+	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Third Series, Prerefunded 7/1/19 @ 100, 5.250% due 7/1/36(c)	344,886
195,000	A3(b)	Monroe County Development Authority, Revenue Bonds, Various Georgia Power Co. Plant, 2.350% due 10/1/48(a)	195,468
		Municipal Electric Authority of Georgia, Revenue Bonds:
145,000	A+	5.000% due 1/1/26	160,260
45,000	A	Project One Subordinated, Series A, 5.250% due 1/1/20	46,934
265,000	A	Project One Subordinated, Series A, 5.000% due 1/1/21	282,198
105,000	A+	Series Gg, 5.000% due 1/1/24	116,597
35,000	A+	Series Gg, 5.000% due 1/1/25	38,820
85,000	A	Unrefunded Balance Project, Series D, 5.750% due 1/1/19	85,196
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – (continued)
		Municipal Gas Authority of Georgia, Revenue Bonds:
$40,000	AA-	Gas Portfolio III Project, 5.000% due 10/1/24	$45,625
60,000	AA-	Gas Portfolio III Project, Series Q, 5.000% due 10/1/22	66,533
35,000	AA-	Refunding Gas Portfolio III, Series S, 5.000% due 10/1/22	38,811
70,000	AA-	Refunding Gas Portfolio III, Series S, 5.000% due 10/1/24	77,306
320,000	A+	Richmond County Hospital Authority, Revenue Bonds, University Health Services Inc. Project, Prerefunded 1/1/19 @ 100, 5.500% due 1/1/36(c)	324,006
		State of Georgia, GO:
3,835,000	AAA	Refunding, Series C, 5.000% due 7/1/29	4,583,017
2,500,000	AAA	Series A, 4.000% due 7/1/36	2,676,050
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,067,950
		Total Georgia	16,907,691
Hawaii – 0.1%
		City & County of Honolulu HI, GO, Refunding Senior:
115,000	Aa1(b)	Series D, 5.000% due 9/1/22	128,164
90,000	Aa1(b)	Series D, 5.000% due 9/1/26	106,274
500,000	AA+	State of Hawaii, GO, Refunding, Series FH, 5.000% due 10/1/28	588,850
115,000	AA-	State of Hawaii Airports System Revenue, Revenue Bonds, Senior, Series A, 5.000% due 7/1/45(d)	126,555
		Total Hawaii	949,843
Idaho – 0.4%
		Idaho Health Facilities Authority, Revenue Bonds:
45,000	AA-	Prerefunded 12/1/18 @ 100, 6.250% due 12/1/33(c)	45,505
80,000	A-	St Lukes Health System Project, Series A, 6.500% due 11/1/28	80,613
75,000	A-	St Lukes Health System Project, Series A, 6.750% due 11/1/37	75,604
		Idaho Housing & Finance Association, Revenue Bonds, Refunding Granote and Revenue Anticipation Feducation Highway:
60,000	A2(b)	5.000% due 7/15/20	63,407
90,000	A2(b)	5.000% due 7/15/21	97,444
100,000	A2(b)	5.000% due 7/15/22	110,425
45,000	A2(b)	5.000% due 7/15/23	50,556
35,000	A2(b)	5.000% due 7/15/24	39,803
35,000	A2(b)	5.000% due 7/15/25	40,413
95,000	A2(b)	5.000% due 7/15/27	111,705
2,380,000	Aa1(b)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,639,134
		Total Idaho	3,354,609
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – 5.4%
		Chicago Board of Education, GO:
$45,000	B+	Acquisition Project, Series C, 5.250% due 12/1/39	$46,420
45,000	B+	Chicago School Reform Board, Series A, NPFG, 5.250% due 12/1/21	48,101
185,000	B+	Refunding, Series C, 5.000% due 12/1/27	195,208
30,000	B+	Refunding Dedicated, Series F, 5.000% due 12/1/20	30,913
170,000	AA	Refunding Dedicated Revenue, AGC, Series D, 5.000% due 12/1/20	171,436
150,000	AA	Refunding Dedicated Revenue, AGC, Series D, 5.000% due 12/1/21	151,262
75,000	AA	Refunding Dedicated Revenue, AGC, Series D, Prerefunded 12/1/18 @ 100, 5.000% due 12/1/19(c)	75,610
60,000	B+	Series A, 5.000% due 12/1/41	60,675
55,000	B+	Series A, 5.000% due 12/1/42	55,392
170,000	B+	Series C, 5.500% due 12/1/39	174,542
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Refunding AMT, Series A, 5.000% due 1/1/29(d)	72,446
100,000	A	Refunding AMT, Series A, 5.000% due 1/1/30(d)	111,042
70,000	A	Refunding AMT, Series A, 5.000% due 1/1/31(d)	77,489
190,000	A	Refunding Second Lien, Series A, 5.000% due 1/1/32(d)	206,315
10,000	A	Refunding Second Lien, Series B, 5.000% due 1/1/19	10,108
30,000	A	Refunding Second Lien, Series B, 5.000% due 1/1/22	32,626
95,000	A	Refunding Second Lien, Series B, 5.000% due 1/1/24	107,472
		Chicago O’Hare International Airport, Revenue Bonds:
130,000	A	General Third Lien, Series B, 5.000% due 1/1/20	135,408
420,000	A	General Third Lien, Series C, Prerefunded 1/1/21 @ 100, 6.500% due 1/1/41(c)	464,079
200,000	A	Refunding AMT Passenger Facility, 5.000% due 1/1/22(d)	217,504
65,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/22	71,257
40,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/23	44,698
45,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/24	51,197
65,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/25	74,857
60,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/26	69,673
70,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/33	78,309
80,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/34	89,274
50,000	A	Refunding Passenger Facility Charge, Series A, 5.000% due 1/1/22	54,813
75,000	BBB	Senior Trips Obligation Group, 5.000% due 7/1/38(d)	82,510
60,000	A	Series D, 5.000% due 1/1/27(d)	69,159
15,000	A	Series D, 5.000% due 1/1/28(d)	17,218
85,000	A	Series D, 5.000% due 1/1/31(d)	95,832
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$45,000	A	Series D, 5.000% due 1/1/33(d)	$50,283
150,000	A	Refunding AMT General 3rd Lien, Series D, 5.250% due 1/1/19(d)	151,689
		Chicago Transit Authority, Revenue Bonds, Refunding Federal Transit Administration Section 5338:
50,000	A+	5.000% due 6/1/22	54,621
45,000	A+	5.000% due 6/1/23	50,018
500,000	BBB+	City of Chicago IL, GO, Capital Appreciation City Colleges, NPFG, zero coupon, due 1/1/20	482,960
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, Second Lien, 5.000% due 1/1/23	43,101
		City of Chicago IL Waterworks Revenue, Revenue Bonds:
30,000	AA	AGM, 5.250% due 11/1/33	30,136
100,000	AA	Prerefunded 2017 Refunding Second, Prerefunded 11/1/18 @ 100, AGM, 5.250% due 11/1/33(c)	100,573
20,000	AA	Prerefunded Education Refunding Senior Lien, Prerefunded 11/1/18 @ 100, AGM, 5.250% due 11/1/33(c)	20,115
		Cook County Forest Preserve District, GO:
30,000	AA-	Limited Tax Project Series B, 5.000% due 12/15/23	32,349
40,000	AA-	Limited Tax Project Series B, 5.000% due 12/15/24	42,954
60,000	AA-	Series C, 5.000% due 12/15/25	64,142
50,000	AA	Cook County High School District No 205 Thornton Township, GO, AGC, Prerefunded 12/1/18 @ 100, 5.500% due 12/1/19(c)	50,466
155,000	Aaa(b)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Refunding, Series B, 5.000% due 12/1/24	178,022
		County of Cook IL, GO:
15,000	AA	Refunding AGM Credit, AGM, 5.000% due 11/15/25	16,378
565,000	AA-	Refunding, Series A, 5.250% due 11/15/24	599,635
60,000	AA-	Refunding, Series C, 5.000% due 11/15/22	66,567
145,000	AA-	Refunding, Series C, 5.000% due 11/15/23	160,258
540,000	AA-	Refunding, Series C, 5.000% due 11/15/24	592,742
85,000	AA-	Refunding, Series G, 5.000% due 11/15/25	89,395
35,000	Aa3(b)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Refunding, 5.000% due 2/1/29	39,748
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, Zero Regency Park A Rmk 4/15/92, zero coupon, due 7/15/23	742,849
		Illinois Finance Authority, Revenue Bonds:
15,000	BB+	Centegra Health System, Series A, 5.000% due 9/1/34	16,031
235,000	BB+	Centegra Health System, 5.000% due 9/1/32	247,300
315,000	BB+	Centegra Health System, 5.000% due 9/1/38	328,866
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$150,000	AAA	Illinois St Clean Water Initiative, 5.000% due 7/1/29	$174,583
145,000	AAA	Illinois St Clean Water Initiative, 5.000% due 1/1/30	168,296
255,000	AAA	Illinois St Clean Water Initiative, 5.000% due 7/1/31	293,926
230,000	Baa2(b)	Ingalls Health System, 5.000% due 5/15/43	240,224
110,000	A3(b)	Mercy Health Corporation, 5.000% due 12/1/29	123,233
100,000	A3(b)	Mercy Health Corporation, 5.000% due 12/1/46	108,324
40,000	AA+	Northwestern Memorial Healthcare, 5.000% due 7/15/25	46,322
60,000	AA+	Northwestern Memorial Healthcare, 5.000% due 7/15/26	70,130
60,000	AA+	Northwestern Memorial Healthcare, 5.000% due 7/15/28	71,073
4,260,000	AA+	Northwestern Memorial Healthcare, 5.000% due 7/15/57(a)	4,744,320
70,000	A	OSF Healthcare System, 5.000% due 5/15/28	79,553
40,000	A	OSF Healthcare System, 5.000% due 5/15/29	45,253
45,000	A	OSF Healthcare System, Series A, 5.000% due 5/15/23	49,094
30,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/27	33,670
35,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/28	39,138
55,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/29	61,128
100,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/32	110,063
70,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/45	75,606
115,000	AA-(g)	Palos Community Hospital. Series C, 5.000% due 5/15/19	117,316
35,000	AA+	Presence Health Network, 3.750% due 2/15/34	34,999
35,000	AA+	Presence Health Network, 5.000% due 2/15/22	38,404
15,000	AA+	Presence Health Network, 5.000% due 2/15/24	17,061
50,000	AA+	Presence Health Network, 5.000% due 2/15/31	57,571
65,000	AA+	Presence Health Network, 5.000% due 2/15/36	73,649
160,000	AA+	Presence Health Network, Series C, 4.000% due 2/15/36	165,211
485,000	AA+	Presence Health Network, Series C, 4.000% due 2/15/41	497,232
75,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/26	87,386
200,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/28	233,210
135,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/29	156,755
365,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/32	418,505
145,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/33	165,676
315,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/41	355,169
45,000	NR	Prerefunded University Chicago Medical, Series C, Prerefunded 8/15/20 @ 100, 5.000% due 8/15/23(c)	47,659
60,000	AA+	Provena Health, Series A, 6.000% due 5/1/20	64,152
185,000	AA+	Provena Health, Series A, Prerefunded 5/1/20 @ 100, 6.250% due 5/1/21(c)	198,553
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$40,000	A-	Refunding Bradley University Project, Series C, 5.000% due 8/1/22	$43,589
45,000	A-	Refunding Bradley University Project, Series C, 5.000% due 8/1/24	50,172
50,000	A	Refunding Northwest Community Hospital, 5.000% due 7/1/34	55,127
75,000	A	Refunding Northwest Community Hospital, 5.000% due 7/1/30	83,834
255,000	A	Refunding Northwest Community Hospital, Series A, 5.000% due 7/1/36	279,684
25,000	Baa1(b)	Refunding Silver Cross Hospital and Medical, 5.000% due 8/15/27	27,765
175,000	Baa1(b)	Refunding Silver Cross Hospital and Medical, 5.000% due 8/15/35	189,709
840,000	Baa1(b)	Refunding Silver Cross Hospital and Medical, 5.000% due 8/15/44	898,884
60,000	BBB	Refunding Swedish Covenant, Series A, Prerefunded 2/15/20 @ 100, 5.500% due 8/15/24(c)	63,045
40,000	BBB	Refunding Swedish Covenant, Series A, Prerefunded 2/15/20 @ 100, 5.750% due 8/15/29(c)	42,172
90,000	AA	Revenue Advocate Health Care Network D, Prerefunded 11/1/18 @ 100, 6.250% due 11/1/28(c)	90,647
75,000	AA	Revenue Advocate Health Care Network D, Prerefunded 11/1/18 @ 100, 6.500% due 11/1/38(c)	75,569
45,000	AA-	Revenue Carle Foundation, Series A, 5.000% due 2/15/24	50,668
30,000	AA-	Revenue Carle Foundation, Series A, 5.000% due 2/15/25	34,113
45,000	AA-	Revenue Carle Foundation, Series A, 5.000% due 2/15/26	51,513
75,000	A+	Riverside Health System, 5.000% due 11/15/26	82,200
25,000	A+	Riverside Health System, 5.000% due 11/15/29	27,255
20,000	BBB+	Rosalind Franklin University, Series A, 5.000% due 8/1/47	21,547
25,000	BBB+	Rosalind Franklin University Research, 5.000% due 8/1/49	26,876
170,000	Aaa(b)	Rush University Medical Center, Prerefunded 11/01/18 @ 100, 7.250% due 11/1/38(c)	171,499
10,000	A+	Rush University Medical Center, Series A, 5.000% due 11/15/21	10,888
60,000	A+	Rush University Medical Center, Series A, 5.000% due 11/15/34	66,307
85,000	A+	Rush University Medical Center, Series B, 5.000% due 11/15/26	96,729
375,000	WD(g)	Silver Cross and Medical Ctrs, Prerefunded 8/15/19 @ 100, 7.000% due 8/15/44(c)	393,394
95,000	A+	Swedish Americn hospital, 5.000% due 11/15/43	99,677
95,000	BBB	Swedish Covenant Hospital, Series A, 5.000% due 8/15/33	103,295
60,000	AA-	Trinity Health Credit, Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(c)	65,596
90,000	AA-	Unrefunded Balance University, 5.000% due 8/15/23	95,088
1,055,000	AA+	Various Ascension Health, Series E, 1.750% due 11/15/42(a)	1,046,054
		Illinois Municipal Electric Agency, Revenue Bonds, Refunding:
290,000	A	Series A, 5.000% due 2/1/28	329,217
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$105,000	A	Series A, 5.000% due 2/1/31	$117,938
		Illinois State Toll Highway Authority, Revenue Bonds:
365,000	AA-	Series A, 5.000% due 1/1/40	403,080
175,000	AA-	Refunding Senior, Series D, 5.000% due 1/1/24	198,256
50,000	AA-	Refunding Senior, Series A, 5.000% due 12/1/31	56,634
580,000	AA-	Senior, Series B, 5.000% due 1/1/41	646,195
255,000	Aa3(b)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Prerefunded Capital Appreciation, Series B, AMBAC, zero coupon, due 1/1/22	237,278
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
15,000	Aa3(b)	Prerefunded Capital Appreciation, AMBAC, zero coupon, due 12/1/18	14,942
115,000	Aa3(b)	Unrefunded Balance Capital Appreciation, AMBAC, zero coupon, due 12/1/18	114,466
260,000	AA	Refunding, 5.000% due 1/1/26	295,342
55,000	AA	Refunding, 5.000% due 1/1/29	63,376
155,000	Baa2(b)	Lake County Community High School District No 117 Antioch, GO, Capital Appreciation, Series B, NPFG, zero coupon, due 12/1/20	146,064
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, Capital Appre School Building FGIC FSA Credit, AGM, zero coupon, due 1/1/24	195,571
		McHenry County Community Unit School District No 200 Woodstock, GO, Capital Appreciation School Building:
215,000	Aa2(b)	Series B, NPFG, zero coupon, due 1/15/24	184,541
225,000	Aa2(b)	Series B, NPFG, zero coupon, due 1/15/25	185,477
170,000	Aa2(b)	Series B, NPFG, zero coupon, due 1/15/26	134,281
		McHenry County Conservation District, GO, Refunding:
65,000	AA+	5.000% due 2/1/24	73,978
175,000	AA+	5.000% due 2/1/27	198,417
		Metropolitan Pier & Exposition Authority, Revenue Bonds:
75,000	Baa2(b)	Capital Appreciation Mccormick Place, Series A, NPFG, zero coupon, due 6/15/20	71,183
1,400,000	BB+	Capital Appreciation Refunding Mccormick Place, zero coupon, due 12/15/51	270,214
105,000	Baa2(b)	Capital Appreciation Refunding Mccormick, Series A, NPFG, zero coupon, due 6/15/23	88,876
4,680,000	BB+	Capital Appreciation Refunding Mccormick Project, Series A, NPFG, zero coupon, due 6/15/28	3,137,987
455,000	AA	Capital Appreciation Refunding Mccormick, AGM, Series B, zero coupon, due 6/15/43	152,530
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$1,080,000	AA	Capital Appreciation Refunding Mccormick, AGM, Series B, zero coupon, due 6/15/44	$345,546
115,000	AA	Capital Appreciation Refunding Mccormick, AGM, Series B, zero coupon, due 6/15/47	31,864
195,000	BB+	Unrefunded Balance Capital, Series A, NPFG, zero coupon, due 12/15/23(c)	161,782
		Railsplitter Tobacco Settlement Authority, Revenue Bonds:
310,000	A	5.000% due 6/1/23	344,419
405,000	A	5.000% due 6/1/24	455,346
405,000	WD(g)	Prerefunded 6/1/21 @ 100, 5.500% due 6/1/23(c)	444,062
		Regional Transportation Authority, Revenue Bonds, Refunding:
70,000	AA	Series A, 5.000% due 7/1/20	73,815
70,000	AA	Series A, 5.000% due 7/1/21	75,613
		State of Illinois, GO:
95,000	BBB-	5.000% due 3/1/20	98,238
120,000	BBB-	5.000% due 11/1/20	125,557
80,000	BBB-	5.000% due 3/1/21	83,497
225,000	BBB-	5.000% due 1/1/22	235,775
145,000	BBB-	5.000% due 3/1/22	152,182
220,000	BBB-	5.000% due 4/1/23	232,778
100,000	BBB-	5.000% due 8/1/23	106,010
65,000	BBB-	5.000% due 2/1/26	68,193
3,005,000	BBB-	5.000% due 6/1/26	3,201,076
295,000	BBB-	5.000% due 2/1/27	312,823
60,000	BBB-	5.000% due 4/1/28	62,573
25,000	BBB-	5.000% due 5/1/28	26,086
70,000	BBB-	5.000% due 5/1/32	72,575
190,000	BBB-	5.000% due 5/1/33	196,699
305,000	BBB-	5.250% due 2/1/31	323,510
115,000	BBB-	5.500% due 7/1/38	122,180
50,000	BB+	Capital Appreciation Civic Center, Series B, AMBAC, zero coupon, due 12/15/18	49,573
90,000	BBB-	Refunding, 5.000% due 1/1/19	90,766
130,000	BBB-	Refunding, 5.000% due 8/1/19	133,007
45,000	BBB-	Refunding, 5.000% due 8/1/21	47,204
190,000	BBB-	Refunding, 5.000% due 8/1/22	200,171
45,000	BBB-	Refunding, 5.000% due 2/1/23	47,544
225,000	BBB-	Refunding, 5.000% due 6/1/25	239,393
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$180,000	BBB-	Refunding, 5.000% due 2/1/28	$191,019
165,000	BBB-	Refunding, 5.000% due 2/1/29	174,380
345,000	AA	Refunding, AGM, 5.000% due 1/1/21	356,181
1,500,000	BBB-	Refunding, Series B, 5.000% due 10/1/26	1,599,375
65,000	BBB-	Series A, 4.000% due 1/1/23	65,723
105,000	BBB-	Series A, 5.000% due 1/1/33	108,066
925,000	BBB-	Series D, 5.000% due 11/1/26	986,133
735,000	A2(b)	Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2017 XG0108, 1.740% due 4/1/46(a)(f)	735,000
		University of Illinois, Revenue Bonds, Auxiliary Facilities System:
115,000	A-	6.000% due 10/1/42	129,104
115,000	A-	6.250% due 10/1/38	130,779
75,000	A-	Series A, Prerefunded 4/1/19 @ 100, 5.750% due 4/1/38(c)	76,717
		Will County Community Unit School District No 365 Valley View, GO:
165,000	AA	Capital Appreciation, AGM, Series B, zero coupon, due 11/1/26	126,954
2,420,000	Aa2(b)	Series A, 5.000% due 11/1/25	2,779,878
200,000	AA	Will County School District No 86 Joliet, GO, Capital Appreciation AGM, zero coupon, due 11/1/21	185,380
		Total Illinois	44,219,772
Indiana – 0.6%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
240,000	AA	Refunding, AGM, Series B, 5.000% due 10/1/20	254,640
160,000	AA	Refunding, AGM, Series B, 5.000% due 10/1/21	173,634
315,000	A	Refunding First Lien, Series A, 5.000% due 10/1/24	357,774
340,000	A	Refunding First Lien, Series A, 5.000% due 10/1/25	389,327
		City of Whiting IN, Revenue Bonds, Bp Prods North America Inc. Project:
920,000	A-	5.000% due 11/1/45(a)(d)	1,015,570
215,000	A-	5.250% due 1/1/21	230,265
330,000	AA+	Hobart Building Corp., Revenue Bonds, Prerefunded 1/15/20 @ 100, NPFG, 6.500% due 1/15/29(c)	351,123
		Indiana Finance Authority, Revenue Bonds:
90,000	AA-	Beacon Health System Obligation Group, 5.000% due 8/15/25	100,447
30,000	A+	Community Foundation Northwest Industry, 5.000% due 3/1/22	32,680
45,000	A+	Community Foundation Northwest Industry, 5.000% due 3/1/23	49,051
30,000	A+	Community Foundation Northwest Industry, 5.000% due 9/1/25	34,450
30,000	A+	Community Foundation Northwest Industry, 5.000% due 9/1/26	34,742
15,000	A+	Community Foundation Northwest Industry, 5.000% due 9/1/29	17,128
30,000	A+	Community Foundation Northwest Industry, 5.000% due 3/1/30	32,408
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
$240,000	A+	Community Foundation Northwest Industry, 5.000% due 3/1/36	$264,540
60,000	A+	Community Foundation Northwest Industry, 5.000% due 9/1/36	66,800
155,000	A+	Community Foundation Northwest Industry, 5.000% due 3/1/41	165,301
65,000	AA	Cwa Authority Project, Series A, 5.000% due 10/1/25	72,615
70,000	AA	First Lien Cwa Authority, Series A, 5.000% due 10/1/26	80,183
35,000	AA	First Lien Cwa Authority, Series A, 5.000% due 10/1/28	39,922
115,000	AA	First Lien Cwa Authority, Series A, 5.250% due 10/1/24	126,370
120,000	Aa3(b)	Refunding Sisters St Francis Health, 5.375% due 11/1/32	120,701
		Indiana Municipal Power Agency, Revenue Bonds:
10,000	NR	Prerefunded Refunding, Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(c)	11,118
10,000	NR	Prerefunded Refunding, Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(c)	11,118
25,000	NR	Prerefunded Refunding, Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(c)	27,794
20,000	A+	Unrefunded Balance Refunding, Series A, 5.000% due 1/1/24	22,057
20,000	A+	Unrefunded Balance Refunding, Series A, 5.000% due 1/1/25	21,972
55,000	A+	Unrefunded Balance Refunding, Series A, 5.000% due 1/1/26	60,191
		Lake Central Multi-District School Building Corp., Revenue Bonds, Multi First Mortgage:
40,000	AA+	Series B, 4.000% due 1/15/22	42,359
30,000	AA+	Series B, 5.000% due 7/15/22	33,093
80,000	AA+	Series B, 5.000% due 7/15/23	88,912
120,000	AA+	Series B, 5.000% due 7/15/24	133,579
125,000	AA+	Series B, 5.000% due 7/15/25	138,925
		Total Indiana	4,600,789
Iowa – 0.2%
1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Refunding, Series A, 5.000% due 6/1/25	1,328,423
		Iowa Finance Authority, Revenue Bonds, Lifespace Cmntys Inc.:
90,000	BBB(g)	Series A, 5.000% due 5/15/43	96,277
155,000	BBB(g)	Series A, 5.000% due 5/15/48	165,224
		Total Iowa	1,589,924
Kansas – 0.2%
1,000,000	Aa2(b)	Geary County Unified School District No 475, GO, Refunding, Series B, 5.000% due 9/1/20	1,059,420
		Kansas Development Finance Authority, Revenue Bonds:
10,000	AA	Unrefunded Balance, 5.000% due 11/15/19	10,378
30,000	AA-	KU Health System, Series H, 5.000% due 3/1/25	31,345
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kansas – (continued)
$30,000	NR	Hays Medical Center Incorporate, Series Q, Prerefunded 5/15/19 @ 100, 5.000% due 5/15/20(c)	$30,684
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A+	Improvement, Series A, 5.000% due 9/1/30	33,940
35,000	A+	Improvement, Series A, 5.000% due 9/1/32	39,360
30,000	A+	Improvement, Series B, 5.000% due 9/1/23	33,119
45,000	A+	Improvement, Series B, 5.000% due 9/1/24	49,605
130,000	A+	Refunding Board Public Utils, Series A, 5.000% due 9/1/24	143,304
		Total Kansas	1,431,155
Kentucky – 0.7%
780,000	Baa2(b)	City of Pikeville KY, Revenue Bonds, Refunding and Improvement Pikeville Medical, 6.000% due 3/1/22	842,338
		Kenton County Airport Board, Revenue Bonds, Refunding:
25,000	A2(b)	5.000% due 1/1/25	28,320
15,000	A2(b)	5.000% due 1/1/26	17,149
45,000	A2(b)	5.000% due 1/1/29	50,561
50,000	A2(b)	5.000% due 1/1/30	56,039
		Kentucky Economic Development Finance Authority, Revenue Bonds:
45,000	AA	Louisville Arena Authority Incorporate, AGM, 5.000% due 12/1/47	48,779
50,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/25	55,001
55,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/26	60,850
55,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/27	60,570
60,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/28	65,849
65,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/29	71,050
65,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/30	70,723
		Kentucky State Property & Building Commission, Revenue Bonds:
145,000	A-	Project Number 119, 5.000% due 5/1/28	166,916
15,000	A-	Project Number 119, 5.000% due 5/1/29	17,120
40,000	AA	Project Number 119, 5.000% due 5/1/31	45,653
110,000	A-	Project Number 106, Series A, 5.000% due 10/1/27	122,136
165,000	A-	Project Number 112, Series A, 5.000% due 2/1/29	185,018
170,000	A-	Project Number 112, Series A, 5.000% due 2/1/30	189,791
65,000	A-	Project Number 112, Series A, 5.000% due 2/1/32	71,936
80,000	A-	Project Number 112, Series A, 5.000% due 2/1/33	88,205
345,000	NR	Prerefunded 11/1/18 @ 100, 5.750% due 11/1/23(c)	347,270
1,285,000	A-	Refunding Project Number 112, Series B, 5.000% due 11/1/27	1,466,661
55,000	A1(b)	Refunding Project Number 117, Series D, 5.000% due 5/1/21	58,979
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky – (continued)
$35,000	A1(b)	Refunding Project Number 117, Series D, 5.000% due 5/1/26	$39,832
30,000	A1(b)	Refunding Project Number 117, Series D, 5.000% due 5/1/27	34,273
30,000	A1(b)	Refunding Project Number 117, Series D, 5.000% due 5/1/28	34,053
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
20,000	BBB+	Catholic Health Initiatives, 5.000% due 12/1/28	21,338
20,000	BBB+	Catholic Health Initiatives, 5.000% due 12/1/30	21,229
365,000	A	Louisville Gas and Electric Company Project, Series P, 1.500% due 10/1/33(a)	364,088
70,000	A-	Norton Healthcare, Series A, 5.500% due 10/1/33	78,210
185,000	A-	Norton Healthcare, Series A, 5.750% due 10/1/38	208,212
525,000	A-	Norton Healthcare Inc., Series A, 5.000% due 10/1/29	598,558
95,000	A-	Norton Healthcare Inc., Series A, 5.000% due 10/1/32	107,078
		Total Kentucky	5,693,785
Louisiana – 0.3%
90,000	AA-	City of New Orleans LA, GO, Refunding, 5.000% due 12/1/20	95,942
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding Lctcs Acourt 391 Project, 5.000% due 10/1/26	1,749,885
		Louisiana Public Facilities Authority, Revenue Bonds:
50,000	A	Prerefunded 7/1/19 @ 100, 6.750% due 7/1/39(c)	52,043
40,000	A	Refunding Tulane University Project, Series A, 5.000% due 12/15/22	44,565
85,000	A	Refunding Tulane University Project, Series A, 5.000% due 12/15/23	96,341
60,000	A2(b)	Louisiana Stadium & Exposition District, Revenue Bonds, Refunding Senior, Series A, 5.000% due 7/1/24	67,324
		New Orleans Aviation Board, Revenue Bonds:
20,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/26(d)	22,808
15,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/29(d)	17,017
20,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/30(d)	22,595
45,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/32(d)	50,456
35,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/35(d)	38,894
15,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/38(d)	16,555
10,000	A-	AMT General Airport North Terminal, Series B, 5.000% due 1/1/29(d)	11,345
20,000	A-	AMT General Airport North Terminal, Series B, 5.000% due 1/1/31(d)	22,502
20,000	A-	AMT General Airport North Terminal, Series B, 5.000% due 1/1/36(d)	22,164
15,000	A-	AMT General Airport North Terminal, Series B, 5.000% due 1/1/37(d)	16,589
70,000	A-	Senior, Series B, 5.000% due 1/1/24(d)	78,371
85,000	A-	Senior, Series B, 5.000% due 1/1/25(d)	96,184
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – (continued)
$65,000	A-	Senior, Series B, 5.000% due 1/1/27(d)	$73,271
		Total Louisiana	2,594,851
Maine – 0.1%
		Maine Health & Higher Educational Facilities Authority, Revenue Bonds:
60,000	BBB	Eastern Maine Healthcare, Series A, 4.000% due 7/1/41	56,480
80,000	BBB	Eastern Maine Healthcare, Series A, 4.000% due 7/1/46	74,163
25,000	BBB	Eastern Maine Healthcare, Series A, 5.000% due 7/1/41	26,219
15,000	BBB	Eastern Maine Healthcare, Series A, 5.000% due 7/1/46	15,680
100,000	BBB	Eastern Maine Medical Center Obligation, 5.000% due 7/1/43	103,542
20,000	A1(b)	Unrefunded Balance 2017, Series D, 5.750% due 7/1/38	20,058
		Maine Turnpike Authority, Revenue Bonds, Refunding:
65,000	AA-	5.000% due 7/1/25	75,931
60,000	AA-	5.000% due 7/1/27	68,906
		Total Maine	440,979
Maryland – 4.0%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Refunding Wastewater Projects, Series C, 5.000% due 7/1/28	123,230
195,000	AA	Refunding Wastewater Projects, Series C, 5.000% due 7/1/31	226,801
200,000	AA	Refunding Wastewater Projects, Series C, 5.000% due 7/1/33	231,170
170,000	AA	Refunding Water Projects, Series D, 5.000% due 7/1/33	195,138
4,230,000	AAA	County of Baltimore MD, GO, Refunding Consolidated Public Improvement, Series B, 4.500% due 9/1/24	4,780,704
2,500,000	AAA	County of Howard MD, GO, Refunding Consolidated Public Improvement, Series D, 5.000% due 2/15/30	2,999,550
		County of Prince George’s MD, GO, Consolidated Public Improvement:
3,595,000	AAA	Series A, 5.000% due 7/15/22	4,002,241
5,805,000	NR	Series A, 5.000% due 7/15/29	7,015,459
2,065,000	AAA	Series C, 4.000% due 8/1/26	2,221,961
		Maryland Economic Development Corp., Revenue Bonds:
35,000	BBB+	Purple Line Light Rail Project, Series D, 5.000% due 3/31/30(d)	39,079
65,000	BBB+	Purple Line Light Rail Project, Series D, 5.000% due 3/31/51(d)	70,281
115,000	A	Refunding Potomac Convertible 3/17/9, 6.200% due 9/1/22	117,446
45,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/23	49,657
45,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/24	50,289
45,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/25	50,627
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
$60,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/26	$67,920
40,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/27	45,613
30,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/31	33,950
30,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/32	33,738
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
70,000	WD(g)	Doctors Community Hospital, Prerefunded 7/1/20 @ 100, 5.625% due 7/1/30(c)	74,751
225,000	WD(g)	Doctors Community Hospital, Prerefunded 7/1/20 @ 100, 5.750% due 7/1/38(c)	240,772
40,000	BBB	Mercy Medical Center, Series A, 4.000% due 7/1/42	39,393
65,000	BBB	Mercy Medical Center, Series A, 5.000% due 7/1/33	71,572
50,000	BBB	Mercy Medical Center, Series A, 5.000% due 7/1/34	54,840
20,000	BBB	Mercy Medical Center, Series A, 5.000% due 7/1/35	21,850
50,000	BBB	Mercy Medical Center, Series A, 5.000% due 7/1/36	54,413
30,000	BBB	Meritus Medical Center, 5.000% due 7/1/27	33,558
40,000	BBB	Meritus Medical Center, 5.000% due 7/1/28	44,535
65,000	BBB	Meritus Medical Center, 5.000% due 7/1/29	72,033
30,000	BBB	Meritus Medical Center, 5.000% due 7/1/31	32,995
35,000	A	University Maryland Medical System, Series A, 5.000% due 7/1/24	38,492
30,000	A	University Maryland Medical System, Series A, 5.000% due 7/1/25	32,958
105,000	A	University Maryland Medical System, Prerefunded 7/1/19 @ 100, 5.125% due 7/1/39(c)	107,913
		State of Maryland, GO:
5,000,000	AAA	Local Facilities Loan Second, Series A, 5.000% due 8/1/27	6,010,050
2,965,000	AAA	St and Local Facilities Loan Second, Series B, 5.000% due 8/1/27	3,563,960
		Total Maryland	32,848,939
Massachusetts – 0.4%
		Commonwealth of Massachusetts, GO:
290,000	AA	Series A, Prerefunded 4/1/21 @ 100, 5.000% due 4/1/23(c)	313,296
90,000	AA	Refunding, Series B, 5.000% due 7/1/22	100,096
400,000	AA	Refunding, Series B, 5.250% due 8/1/20	426,352
520,000	AA	Refunding, Series C, 5.000% due 4/1/23	587,101
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Senior, Series A, 5.000% due 7/1/45	50,572
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – (continued)
		Massachusetts Development Finance Agency, Revenue Bonds:
$55,000	AA-	Boston Collage, Series Q-1, 5.000% due 7/1/21	$56,483
140,000	BBB	Boston Medical Center, Series D, 5.000% due 7/1/44	150,528
65,000	AAA	Harvard University, Series A, 5.000% due 7/15/22	72,517
145,000	NR	North hill Cmntys, Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(c)(e)(f)	167,432
45,000	AA-	Partners Healthcare System, 5.000% due 7/1/23	50,844
335,000	AA-	Partners Healthcare, Series S4, 5.000% due 7/1/38(a)	380,044
115,000	AA-	Partners Healthcare System, 5.000% due 7/1/24	131,961
105,000	AA-	Partners Healthcare System, Series S, 5.000% due 7/1/30	123,363
500,000	AA+	Williams Collage, Series N, 1.450% due 7/1/41(a)	492,350
		Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Partners Healthcare:
215,000	AA-	Series I4, 5.000% due 7/1/20	220,943
135,000	AA-	Prerefunded 7/1/19 @ 100, 5.000% due 7/1/21(c)	138,708
75,000	AA+	Town of Braintree MA, GO, Municipal Purpose Loan, Prerefunded 5/15/19 @ 100, 5.000% due 5/15/20(c)	76,763
		Total Massachusetts	3,539,353
Michigan – 1.2%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Fltg Rate Notes Refunding System Libor, Series G, AGM, 2.166% (3-Month USD-LIBOR) due 7/1/32(a)	153,143
85,000	Aa1(b)	Clarkston Community Schools, GO, Refunding, 5.000% due 5/1/22	93,660
		Grand Rapids Public Schools, GO:
40,000	AA	Refunding, AGM, 5.000% due 5/1/27	46,788
55,000	AA	Refunding, AGM, 5.000% due 5/1/29	63,692
100,000	AA	Refunding School Building and Site, AGM, 5.000% due 5/1/30	114,542
145,000	AA	Refunding School Building and Site, AGM, 5.000% due 5/1/31	165,445
20,000	AA	Refunding School Building and Site, AGM, 5.000% due 5/1/32	22,761
90,000	AA	Refunding School Building and Site, AGM, 5.000% due 5/1/33	102,095
		Kalamazoo Hospital Finance Authority, Revenue Bonds, Refunding Bronson Healthcare Group:
100,000	A2(b)	5.000% due 5/15/27	113,868
75,000	A2(b)	5.000% due 5/15/28	85,070
100,000	AAA	Kent County Building Authority, Revenue Bonds, Refunding, 5.500% due 6/1/22	112,008
		Kent Hospital Finance Authority, Revenue Bonds, Refunding Spectrum Health:
30,000	AA	Series A, 5.000% due 11/15/20	31,969
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$20,000	AA	Series A, 5.000% due 11/15/21	$21,737
		Michigan Finance Authority, Revenue Bond:
750,000	Aa3(b)	5.000% due 11/1/24	860,483
1,250,000	Aa3(b)	5.000% due 11/1/23	1,415,762
10,000	A-	Local Government Loan Program Detroit, 5.000% due 7/1/27	11,258
30,000	A-	Local Government Loan Program Detroit, 5.000% due 7/1/29	33,519
35,000	A-	Local Government Loan Program Detroit, 5.000% due 7/1/31	38,832
30,000	A-	Local Government Loan Program Detroit, 5.000% due 7/1/32	33,207
25,000	A-	Local Government Loan Program Detroit, 5.000% due 7/1/33	27,592
160,000	A+	Refunding Hospital Oakwood Obligation Group, 5.000% due 8/15/28	177,864
60,000	A+	Refunding Hospital Oakwood Obligation Group, 5.000% due 8/15/29	66,464
45,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/23	51,106
50,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/24	57,395
85,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/25	98,866
40,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/26	47,012
35,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/27	41,416
60,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/28	70,731
45,000	WR(b)	Series A, 5.000% due 6/1/21	48,554
65,000	WR(b)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(c)	71,915
140,000	WR(b)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(c)	154,893
205,000	A+	Sparrow Obligation Group, 5.000% due 11/15/36	221,626
45,000	A+	Sparrow Obligation Group, 5.000% due 11/15/42	48,465
		Michigan State Building Authority, Revenue Bonds, Refunding Facilities Program:
495,000	AA-	Series I, 5.000% due 10/15/34	563,879
80,000	AA-	Series I, 5.000% due 4/15/35	90,887
		Michigan State Hospital Finance Authority, Revenue Bonds:
125,000	NR	Prerefunded Refunding Trinity Health, Series C, Prerefunded 12/1/18 @ 100, 6.500% due 12/1/33(c)	126,461
180,000	AA+	Refunding Ascension Health Senior Group, Series C, 2.400% due 11/15/47(a)	180,230
750,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/19	779,445
700,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/20	747,964
45,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/24	51,656
40,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/25	46,525
60,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/26	70,518
40,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/27	47,333
60,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/28	70,731
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$710,000	AA+	Refunding and Project Ascension Health Senior, Series F5, 4.000% due 11/15/47(a)	$768,951
5,000	AA-	Unrefunded Balance 2016 Refunding, 6.500% due 12/1/33	5,060
		Michigan Strategic Fund, Revenue Bonds:
35,000	A	Limited Adjusted Refunding Detroit Education Pollution, 1.450% due 9/1/30(a)	33,742
290,000	A	Various Refunding Detroit Edison Exempt, 1.450% due 8/1/29(a)	279,577
		Portage Public Schools, GO, Refunding School Building and Site:
35,000	AA-	5.000% due 11/1/27	40,664
90,000	AA-	5.000% due 11/1/29	103,757
		Royal Oak Hospital Finance Authority, Revenue Bonds, Refunding William Beaumont Hospital Series:
30,000	A+	5.000% due 9/1/22	33,240
60,000	A+	5.000% due 9/1/24	68,242
95,000	AA	State of Michigan, Revenue Bonds, Refunding Grant Anticipation, 5.000% due 3/15/27	112,099
280,000	AA+	State of Michigan Trunk Line Revenue, Revenue Bonds, Refunding, AGM, 5.500% due 11/1/20	302,047
		Warren Consolidated Schools, GO, School Building and Site:
130,000	AA	5.000% due 5/1/30	148,521
140,000	AA	5.000% due 5/1/31	158,917
145,000	AA	5.000% due 5/1/32	163,641
		Wayne County Airport Authority, Revenue Bonds:
60,000	A	Refunding, Series C, 5.000% due 12/1/22	66,479
65,000	A	Refunding, Series C, 5.000% due 12/1/23	73,544
70,000	A	Refunding, Series C, 5.000% due 12/1/24	80,529
60,000	A	Refunding, Series C, 5.000% due 12/1/25	69,831
45,000	A	Refunding, Series C, 5.000% due 12/1/26	52,889
45,000	A	Refunding, Series C, 5.000% due 12/1/27	52,968
15,000	A	Senior, Series A, 5.000% due 12/1/36	17,028
20,000	A	Senior, Series B, 5.000% due 12/1/29(d)	22,910
15,000	A	Senior, Series B, 5.000% due 12/1/31(d)	17,029
10,000	A	Senior, Series B, 5.000% due 12/1/33(d)	11,284
25,000	A	Senior, Series B, 5.000% due 12/1/36(d)	27,937
5,000	A	Series A, 5.000% due 12/1/29	5,819
10,000	A	Series A, 5.000% due 12/1/30	11,585
10,000	A	Series A, 5.000% due 12/1/31	11,525
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$15,000	A	Series B, 5.000% due 12/1/30(d)	$17,093
		Total Michigan	10,236,275
Minnesota – 1.7%
60,000	Baa1(b)	City of Maple Grove MN, Revenue Bonds, Refunding North Memorial Health Care, 5.000% due 9/1/26	67,395
40,000	A+	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, Facility Healthfirst Care System Project, Prerefunded 11/15/25 @ 100, 5.000% due 11/15/40(c)	46,862
		Minnesota Agricultural & Economic Development Board, Revenue Bonds, Health Care Essential, AGC:
120,000	AA	Series C1, 5.000% due 2/15/21	125,485
165,000	AA	Series C1, 5.000% due 2/15/22	172,372
		Northern Municipal Power Agency, Revenue Bonds:
120,000	A-	Series A1, 5.000% due 1/1/19	121,252
130,000	A-	Series A1, 5.000% due 1/1/20	135,426
		State of Minnesota, GO:
3,000,000	AAA	Refunding, Series D, 5.000% due 8/1/25	3,516,480
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,811,718
3,685,000	AAA	Various Purpose, Series A, 5.000% due 8/1/26	4,231,412
		Total Minnesota	14,228,402
Mississippi – 0.6%
		State of Mississippi, GO, Refunding:
2,500,000	AA	Series A, 5.000% due 10/1/29	2,955,475
160,000	AA	Series A, 5.000% due 10/1/30	188,306
1,250,000	AA	Series A, 5.000% due 10/1/34	1,451,562
		Total Mississippi	4,595,343
Missouri – 0.4%
		Cape Girardeau County Industrial Development Authority, Revenue Bonds, Southeast Health:
30,000	BBB-	Series A, 5.000% due 3/1/27	33,490
35,000	BBB-	Series A, 5.000% due 3/1/36	37,681
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	Children’s Mercy Hospital, 5.000% due 5/15/29	34,028
30,000	A+	Children’s Mercy Hospital, 5.000% due 5/15/30	33,874
30,000	A+	Children’s Mercy Hospital, 5.000% due 5/15/31	33,743
85,000	A+	Children’s Mercy Hospital, 5.000% due 5/15/36	94,318
20,000	AA-	St Anthony’s Medical Center, Series B, 4.000% due 2/1/40	20,301
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Missouri – (continued)
$70,000	AA-	St Anthony’s Medical Center, Series B, 5.000% due 2/1/30	$78,858
80,000	AA-	St Anthony’s Medical Center, Series B, 5.000% due 2/1/32	89,487
65,000	AA-	St Anthony’s Medical Center, Series B, 5.000% due 2/1/36	72,026
105,000	AA-	St Anthony’s Medical Center, Series B, 5.000% due 2/1/45	114,652
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Refunding and Improvement, Series A, 5.000% due 5/1/37	2,890,950
10,000	A	Missouri Development Finance Board, Revenue Bonds, Branson Landing Project, Series A, 6.000% due 6/1/20	10,380
10,000	Aaa(b)	Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds, Unrefunded Balance St Revolving Fund, 5.125% due 1/1/20	10,026
		Total Missouri	3,553,814
Montana – 0.0%
		Montana Facility Finance Authority, Revenue Bonds, Refunding:
35,000	A(g)	5.000% due 2/15/21	37,518
40,000	A(g)	5.000% due 2/15/22	43,723
60,000	A(g)	5.000% due 2/15/23	66,753
60,000	A(g)	5.000% due 2/15/24	67,655
60,000	A(g)	5.000% due 2/15/25	68,416
90,000	A(g)	5.000% due 2/15/26	103,547
		Total Montana	387,612
Nebraska – 0.1%
		Nebraska Public Power District, Revenue Bonds, General:
115,000	A+	Series B, 5.000% due 1/1/31	131,069
125,000	A+	Series B, 5.000% due 1/1/34	141,233
155,000	A+	Series B, 5.000% due 1/1/36	174,260
		Total Nebraska	446,562
Nevada – 1.8%
		City of Carson City NV, Revenue Bonds, Refunding Carson Tahoe Regional Medical Center:
20,000	BBB+	5.000% due 9/1/24	22,516
15,000	BBB+	5.000% due 9/1/28	17,019
20,000	BBB+	5.000% due 9/1/30	22,493
20,000	BBB+	5.000% due 9/1/32	22,346
20,000	BBB+	5.000% due 9/1/34	22,199
		Clark Country School District, GO:
75,000	A+	Refunding, Series A, 5.000% due 6/15/21	81,048
65,000	A+	Refunding, Series A, 5.000% due 6/15/23	72,896
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nevada – (continued)
$1,500,000	A+	Refunding Limited Tax, Series A, 5.000% due 6/15/24	$1,703,985
2,670,000	A+	Refunding Building, Series A, 5.000% due 6/15/25	3,055,041
3,620,000	A+	Limited Tax Building, Series A, 5.000% due 6/15/28	4,242,857
1,000,000	NR	Series C, 5.000% due 6/15/23	1,121,470
280,000	A+	Country of Clark Department of Aviation, Revenue Bonds, Junior Subordinated Lien Notes, Series C, 5.000% due 7/1/21(d)	301,731
345,000	A	Country of Clark NV, Revenue Bonds, Refunding Southern California Edison Co., Series A, 1.875% due 6/1/31(a)	342,851
2,250,000	AA+	Country of Clark NV, GO, Stadium Improvements, Series A, 5.000% due 6/1/35	2,625,435
		Las Vegas Valley Water District, GO:
85,000	AA+	Tax Water Improvement, Series A, 5.000% due 6/1/32	97,544
145,000	AA+	Tax Water Improvement, Series A, 5.000% due 6/1/33	165,858
155,000	AA+	Tax Water Improvement, Series A, 5.000% due 6/1/34	176,835
30,000	AA+	Series B, 5.000% due 6/1/22	33,237
60,000	AA+	Series B, 5.000% due 6/1/23	66,314
60,000	AA+	Series B, 5.000% due 6/1/24	66,269
30,000	AA+	Series B, 5.000% due 6/1/25	33,055
		State of Nevada, GO, Refunding Capital Improvement and Cultural:
40,000	AA	5.000% due 8/1/21	43,501
80,000	AA	5.000% due 3/1/25	89,779
		Total Nevada	14,426,279
New Hampshire – 0.3%
1,535,000	BBB+	City of Manchester NH General Airport Revenue, Revenue Bonds, General, Series A, 5.000% due 1/1/21	1,634,975
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
70,000	A2(b)	Concord Hospital, Series A, 5.000% due 10/1/43	75,188
40,000	A-	Refunding Catholic Medical Center, 4.000% due 7/1/22	42,338
35,000	A-	Refunding Catholic Medical Center, 5.000% due 7/1/26	37,837
135,000	BBB	Refunding Elliot Hospital, 5.000% due 10/1/26(e)	151,959
145,000	BBB	Refunding Elliot Hospital, 5.000% due 10/1/27(e)	162,996
60,000	BBB	Refunding Elliot Hospital, 5.000% due 10/1/28(e)	67,130
210,000	BBB	Refunding Elliot Hospital, 5.000% due 10/1/30(e)	232,915
25,000	BBB	Refunding Elliot Hospital, 4.000% due 10/1/38(e)	24,693
40,000	AA-	Refunding Partners Healthcare System, 5.000% due 7/1/24	45,900
70,000	AA-	Refunding Partners Healthcare System, 5.000% due 7/1/30	82,054
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Hampshire – (continued)
		New Hampshire State Turnpike System, Revenue Bonds, Refunding:
$65,000	A+	Series B, 5.000% due 2/1/22	$71,275
65,000	A+	Series B, 5.000% due 2/1/23	71,051
50,000	A+	Series B, 5.000% due 2/1/24	54,637
		Total New Hampshire	2,754,948
New Jersey – 1.4%
		Camden County Improvement Authority, Revenue Bonds, Refunding Project Cooper Health System:
60,000	BBB+	5.000% due 2/15/24	67,136
30,000	BBB+	5.000% due 2/15/25	33,199
		City of Bayonne NJ, GO, Refunding Qualified General Improvement:
45,000	AA	5.000% due 7/1/31	50,333
30,000	AA	5.000% due 7/1/32	33,467
30,000	AA	5.000% due 7/1/33	33,315
		New Jersey Economic Development Authority, Revenue Bonds:
185,000	Ba1(b)	Refunding Port Newark Container, 5.000% due 10/1/37(d)	199,393
30,000	AA	Refunding Provident Group Montclair, AGM, 5.000% due 6/1/25	34,027
40,000	AA	Refunding Provident Group Montclair, AGM, 5.000% due 6/1/27	46,108
60,000	AA	Refunding Provident Group Montclair, AGM, 5.000% due 6/1/28	68,814
45,000	AA	Refunding Provident Group Montclair, AGM, 5.000% due 6/1/29	51,351
40,000	BBB+	Refunding School Facilities Construction, 5.000% due 3/1/25	43,284
220,000	BBB+	Refunding School Facilities Construction, Series Li, 5.000% due 3/1/21	233,464
270,000	BBB+	Refunding School Facilities Construction, Series Nn, 5.000% due 3/1/23	294,060
370,000	BBB+	Refunding School Facilities Construction, Series Nn, 5.000% due 3/1/24	401,024
580,000	BBB+	Refunding, Series Xx, 5.000% due 6/15/26	642,014
125,000	BBB+	School Facilities Construction, Series L, 5.500% due 9/1/19	129,587
		New Jersey Educational Facilities Authority, Revenue Bonds, Refunding Stockton University:
55,000	Baa1(b)	Series A, 5.000% due 7/1/29	61,397
30,000	Baa1(b)	Series A, 5.000% due 7/1/33	32,926
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
10,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/21	10,716
25,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/22	27,312
90,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/23	99,727
25,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/24	27,964
25,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/25	28,178
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
$10,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/26	$11,318
15,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/27	16,910
75,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/28	84,108
15,000	AA	Refunding Princeton Health Care, Series A, 5.000% due 7/1/28	17,533
45,000	AA	Refunding Princeton Health Care, Series A, 5.000% due 7/1/33	51,671
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Refunding Senior, Series 1B, 5.000% due 12/1/21(d)	43,247
145,000	Aaa(b)	Series 1, 5.000% due 12/1/18(d)	146,089
40,000	AA	Series 1A, 5.000% due 12/1/22(d)	43,878
100,000	AA	Series 1A, 5.000% due 12/1/24(d)	111,902
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
5,000,000	A+	Refunding Federal Highway Reimbursement Notes, 5.000% due 6/15/24	5,560,300
435,000	A+	Refunding Federal Highway Reimbursement Notes, 5.000% due 6/15/27	489,153
215,000	BBB+	Transportation Program, Series Aa, 5.000% due 6/15/23	231,516
345,000	BBB+	Transportation Program, Series Aa, 5.000% due 6/15/24	369,709
360,000	BBB+	Transportation Program, Series Aa, 5.000% due 6/15/25	395,313
215,000	BBB+	Transportation Program, Series Aa, 5.000% due 6/15/26	234,782
90,000	BBB+	Transportation System B 4 Rmkt 9/03/08, Series B4, 5.250% due 12/15/19	93,634
		New Jersey Turnpike Authority, Revenue Bonds, SIFMA Libor Index:
60,000	A+	Series C1, 1.797% (1-Month USD-LIBOR) due 1/1/21(a)	60,055
555,000	A+	Series C5, 1.917% (1-Month USD-LIBOR) due 1/1/28(a)	557,176
		State of New Jersey, COP, Equipment Lease Purchase:
110,000	BBB+	Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/20(c)	113,053
130,000	BBB+	Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/21(c)	133,609
305,000	BBB+	Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/22(c)	313,467
110,000	A-	State of New Jersey, GO, Refunding, Series Q, 5.000% due 8/15/19	113,259
		Total New Jersey	11,840,478
New Mexico – 0.0%
340,000	A	City of Farmington NM, Revenue Bonds, Refunding Southern California Edison Co., Series A, 1.875% due 4/1/29(a)	337,882
New York – 11.1%
		City of New York NY, GO:
2,825,000	AA+	Adjusted Fiscal 2015 Subordinated, Series F4, 1.550% due 6/1/44(a)	2,825,000
60,000	AA	Refunding Fiscal 2015, Series A, 5.000% due 8/1/22	66,634
130,000	AA	Refunding, Series A, 5.000% due 8/1/22	144,373
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$90,000	AA	Refunding, Series C, 5.000% due 8/1/27	$103,527
2,035,000	AA	Subordinated, Series B1, 5.000% due 12/1/38	2,309,379
1,325,000	AA	Subordinated, Series E1, 5.250% due 3/1/34	1,575,624
1,000,000	AA	Subordinated, Series F1, 5.000% due 4/1/43	1,142,950
90,000	AA	Series J, 5.000% due 8/1/22	99,950
1,925,000	AA	County of Nassau NY, GO, Series A AGM, 5.000% due 4/1/32	2,236,273
		Dutchess County Local Development Corp., Revenue Bonds, Health Quest System Inc.:
30,000	AA	Series A, AGM, 5.000% due 7/1/20	31,668
30,000	A-	Series A, 5.750% due 7/1/40	32,254
		Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding:
115,000	A+	Series A, 5.000% due 2/15/32	132,599
215,000	A+	Series A, 5.000% due 2/15/35	246,001
		Long Island Power Authority, Revenue Bonds:
175,000	A-	General, Series A, Prerefunded 5/1/19 @ 100, 6.000% due 5/1/33(c)	180,068
60,000	A-	Refunding, Series B, 5.000% due 9/1/22	66,697
45,000	A-	Refunding, Series B, 5.000% due 9/1/23	50,899
40,000	A-	Refunding, Series B, 5.000% due 9/1/24	45,914
		Metropolitan Transportation Authority, Revenue Bonds:
3,765,000	SP-1	Bond Anticipation Notes, Series B1A, 5.000% due 5/15/20	3,963,453
2,000,000	SP-1	Bond Anticipation Notes, Series B1D, 5.000% due 5/15/20	2,105,420
2,735,000	SP-1	Bond Anticipation Notes, Series B2D, 5.000% due 5/15/21	2,956,070
2,500,000	SP-1	Bond Anticipation Notes Transportation, Series B2A, 5.000% due 5/15/21	2,702,075
695,000	SP-1	Bond Anticipation Notes Transportation Subordinated, Series C1B, 4.000% due 2/15/19	702,867
290,000	A	Refunding Transportation Climate, Series C2, zero coupon, due 11/15/33	166,388
230,000	A	Series B, NPFG, 5.250% due 11/15/19	239,580
770,000	A	Subordinated, Series A1, 5.000% due 11/15/45(a)	818,133
245,000	NR	Transportation, Series C, Prerefunded 11/15/18 @ 100, 6.500% due 11/15/28(c)	247,411
		Monroe County Industrial Development Agency, Revenue Bonds, Revenue Rochester Schs Modernization:
7,000,000	AA	5.000% due 5/1/31	8,255,800
3,000,000	AA	5.000% due 5/1/33	3,505,110
370,000	A2(b)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	394,461
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds:
$3,000,000	AA	Fiscal 2018, Series S1, 5.000% due 7/15/29	$3,545,640
380,000	AA	Transitional Series, Series S3, 5.250% due 1/15/34	384,811
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,000,000	AAA	Future Tax Secured Fiscal, Series A3, 4.000% due 8/1/42	2,082,120
305,000	NR	Prerefunded 11/1/19 @ 100, 5.000% due 11/1/20(c)	316,749
275,000	AAA	Subordinated, Series C2, 5.000% due 5/1/32	323,067
145,000	AAA	Subordinated Future Tax Secured, Series B, 4.000% due 2/1/21	152,370
100,000	AAA	Subordinated Future Tax Secured, Series B, 5.000% due 2/1/21	107,425
4,000,000	AAA	Subordinated Future Tax Secured Fiscal, 5.000% due 8/1/33	4,696,040
430,000	AAA	Subordinated Future Tax Secured Fiscal, 5.000% due 2/1/40	487,654
160,000	AAA	Subordinated Future Tax Secured Fiscal, Series A, 5.000% due 11/1/21	175,014
240,000	AAA	Tax Secured Fiscal, Series A3, 5.000% due 8/1/40	273,838
770,000	AAA	Unrefunded Balance Future Tax, 5.000% due 11/1/20	800,022
		New York City Water & Sewer System, Revenue Bonds, 2nd General Resolution Fiscal:
4,285,000	AA+	1.470% due 6/15/50(a)	4,285,000
10,000,000	AA+	2019, 5.000% due 6/15/23	11,330,900
		New York State Dormitory Authority, Revenue Bonds:
75,000	AAA	Education, Series B, Prerefunded 3/15/19 @ 100, 5.750% due 3/15/36(c)	76,665
30,000	A-	Non The New School, Series A, 5.000% due 7/1/23	33,705
70,000	A-	Non The New School, Series A, 5.000% due 7/1/25	80,722
145,000	AA	Refunding Consolidated Service Contract, Series A, 5.000% due 7/1/20	149,178
355,000	AA	Refunding Consolidated Service Contract, Series A, 5.000% due 7/1/21	364,961
10,000,000	AAA	Sales Tax Revenue St Support Debt, Series C, 5.000% due 3/15/33	11,746,300
385,000	AA	Third General Resolution St University, 5.000% due 5/15/23	426,214
30,000	AAA	Unrefunded Balance 2018, Series A, 5.000% due 2/15/19	30,460
85,000	AAA	Unrefunded Balance 2018, Series A, 5.000% due 2/15/20	89,022
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,541,945
		New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds:
235,000	AA	Series A, Prerefunded 4/1/20 @ 100, 5.000% due 4/1/23(c)	247,204
60,000	AA	Series A1, 5.000% due 4/1/19	61,184
65,000	AA	Series A1, 5.000% due 4/1/20	68,355
60,000	AA	Series A1, 5.000% due 4/1/21	64,804
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		New York State Urban Development Corp., Revenue Bonds, St Personal Income Tax:
$285,000	AAA	Series A, 5.000% due 3/15/22	$308,957
80,000	AAA	Series A, 5.000% due 3/15/32	92,415
		New York Transportation Development Corp., Revenue Bonds, AMT Laguardia Airport Terminal B:
245,000	Baa3(b)	5.000% due 7/1/41(d)	261,797
395,000	Baa3(b)	5.250% due 1/1/50(d)	425,711
		Port Authority of New York & New Jersey, Revenue Bonds:
1,400,000	AA-	Consolidated Two Hundred Ninth, 5.000% due 7/15/36	1,636,138
5,000,000	AA-	Series 207, 5.000% due 9/15/24(d)	5,719,450
		Triborough Bridge & Tunnel Authority, Revenue Bonds, General:
85,000	AA-	Series B, 5.000% due 11/15/23	97,474
115,000	AA-	Series B, 5.000% due 11/15/24	131,206
		Total New York	90,961,095
North Carolina – 2.2%
2,500,000	AAA	County of Wake NC, GO, Refunding, Series A, 5.000% due 3/1/25	2,921,125
100,000	BBB+	Nash Health Care Systems, Revenue Bonds, 5.000% due 11/1/41	105,382
110,000	BBB+	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Various Republic Services Inc. Project, 1.850% due 6/1/38(a)(d)	109,997
60,000	AAApre(g)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/20(c)	60,669
		North Carolina Medical Care Commission, Revenue Bonds, Refunding:
175,000	A	North Carolina Baptist Hospital, 5.000% due 6/1/21	184,263
115,000	A	North Carolina Baptist Hospital, 5.000% due 6/1/22	121,106
15,000	AA-	Refunding Mission Health Combined, 5.000% due 10/1/35	15,576
10,000	AA-	Refunding Mission Health Combined, 5.000% due 10/1/36	10,376
		North Carolina Municipal Power Agency No 1, Revenue Bonds:
35,000	AAApre(g)	Series A, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/30(c)	35,390
15,000	A	Unrefunded Balance Refunding, Series A, 5.000% due 1/1/30	15,151
11,500,000	AAA	State of North Carolina, GO, Refunding Series A, 5.000% due 6/1/26	13,680,400
		State of North Carolina, Revenue Bonds, Anticipation Refunding Vehicle:
330,000	AA	5.000% due 3/1/22	363,436
290,000	AA	5.000% due 3/1/23	325,980
		Total North Carolina	17,948,851
Ohio – 1.2%
		American Municipal Power Inc., Revenue Bonds:
45,000	A	Amp Fremont Energy Center, 5.000% due 2/15/21	48,171
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
$60,000	A	Amp Fremont Energy Center, 5.000% due 2/15/22	$65,626
65,000	A	Amp Fremont Energy Center, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	71,436
60,000	A	Amp Fremont Energy Center, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(c)	65,940
10,000	NR	Prerefunded Amp Fremont, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	10,990
40,000	A	Unrefunded Balance Amp, 5.000% due 2/15/42	42,883
		City of Cleveland OH Airport System Revenue, Revenue Bonds, Refunding, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	33,799
45,000	AA	Series A, 5.000% due 1/1/28	50,228
65,000	AA	Series A, 5.000% due 1/1/29	72,235
60,000	AA	Series A, 5.000% due 1/1/30	66,461
4,000,000	AAA	City of Columbus OH, GO, Refunding Various Purpose, Series 2017-1, 5.000% due 4/1/24	4,602,400
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds, Second Lien:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(c)	38,476
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(c)	49,469
55,000	AA	Columbus City School District, GO, Refunding School Facilities Construction and Improvement, 5.000% due 12/1/32	63,158
80,000	A+	County of Allen OH Hospital Facilities Revenue, Revenue Bonds, Mercy Health, Series B, 5.000% due 8/1/47(a)	88,085
		County of Fairfield OH, Revenue Bonds, Refunding and Improvement Fairfield Medical Center:
70,000	Baa2(b)	5.000% due 6/15/25	75,474
75,000	Baa2(b)	5.000% due 6/15/26	80,486
80,000	Baa2(b)	5.000% due 6/15/27	85,560
85,000	Baa2(b)	5.000% due 6/15/28	90,676
		County of Franklin OH, Revenue Bonds, Refunding Facilities Nationwide Childrens:
60,000	Aa2(b)	5.000% due 11/1/25	69,813
60,000	Aa2(b)	5.000% due 11/1/26	70,423
65,000	Baa1(b)	County of Lake OH, Revenue Bonds, Refunding Lake Hospital System Inc., 5.000% due 8/15/27	73,094
135,000	BBB	County of Lucas OH, Revenue Bonds, Promedica, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(c)	153,884
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
		County of Muskingum OH, Revenue Bonds, Genesis Healthcare System Project:
$35,000	BB+	5.000% due 2/15/20	$36,077
170,000	BB+	5.000% due 2/15/27	180,480
150,000	A-	County of Ross OH, Revenue Bonds, Refunding Facilities Adena Health System, Prerefunded 12/1/18 @ 100, 5.750% due 12/1/35(c)	151,488
65,000	A2(b)	County of Scioto OH, Revenue Bonds, Refunding Southern Ohio Medical Center, 5.000% due 2/15/29	73,245
		County of Wood OH, Revenue Bonds, Refunding and Improvement Wood County Hospital Project:
20,000	Ba1(b)	5.000% due 12/1/32	20,827
25,000	Ba1(b)	5.000% due 12/1/42	25,738
140,000	A	Ohio Higher Educational Facility Commission, Revenue Bonds, University Hosps Health System, Series A, 5.250% due 1/15/21	146,404
		Ohio State Building Authority, Revenue Bonds:
90,000	AA	Facilities Administration Building Fund Project, Series B, 5.000% due 10/1/21	93,161
145,000	AA	Refunding St Facilities Adult Corrtl, Series B, 5.000% due 10/1/21	150,092
60,000	AA	Refunding St Facilities Adult Corrtl, Series B, 5.000% due 10/1/22	62,101
85,000	AA	Refunding St Facilities Adult Corrtl, Series B, 5.000% due 10/1/23	87,957
335,000	A+	Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Capital Appreciation Junior Lien, Series A2, zero coupon, due 2/15/42	131,461
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Various Loan Fund, Series A, 1.610% due 12/1/36(a)	2,000,000
		State of Ohio, Revenue Bonds, Refunding Cleveland Clinic Health:
75,000	AA	5.000% due 1/1/27	88,821
145,000	AA	5.000% due 1/1/29	171,663
		Total Ohio	9,488,282
Oklahoma – 0.3%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, Mustang Public Schs Project, 5.000% due 9/1/26	653,749
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	39,790
45,000	AA-	Series A, 5.000% due 6/1/28	51,107
		Oklahoma City Public Property Authority, Revenue Bonds, Refunding and Improvement Fairgrounds:
30,000	A+	5.000% due 10/1/25	34,749
45,000	A+	5.000% due 10/1/26	51,809
35,000	A+	5.000% due 10/1/27	40,248
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oklahoma – (continued)
		Oklahoma Development Finance Authority, Revenue Bonds:
$90,000	WR(b)	Ou Medicine Project, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	$98,911
210,000	WR(b)	Ou Medicine Project, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	230,792
30,000	BB+	Refunding St John Health System, Series B, 5.000% due 8/15/27	34,221
30,000	BB+	Refunding St John Health System, Series B, 5.000% due 8/15/28	34,403
10,000	BB+	Refunding St John Health System, Series B, 5.000% due 8/15/29	11,395
30,000	BB+	Refunding St John Health System, Series B, 5.000% due 8/15/33	33,617
		Oklahoma Municipal Power Authority, Revenue Bonds, Refunding:
115,000	AA	Series A, AGM, 5.000% due 1/1/21	119,877
360,000	AA	Series A, AGM, 5.000% due 1/1/22	374,638
50,000	A	Series A, 5.000% due 1/1/26	57,140
175,000	A	Series A, 5.000% due 1/1/27	199,553
60,000	A	Series A, 5.000% due 1/1/28	68,268
45,000	A	Series A, 5.000% due 1/1/29	51,089
60,000	A	Series B, 5.000% due 1/1/27	68,418
		Total Oklahoma	2,253,774
Oregon – 1.0%
		Clackamas County Hospital Facility Authority, Revenue Bonds, Senior Living Willamette View Project:
20,000	NR	3.000% due 11/15/22	20,053
15,000	NR	5.000% due 11/15/47(e)(f)	16,108
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Intelephone Corp., Series 232, 2.400% due 12/1/40(a)	3,819,380
3,500,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	4,147,920
85,000	Aa1(b)	Washington County School District No 1 West Union, GO, Multnomah and Yamhill, 5.000% due 6/15/30	99,967
		Total Oregon	8,103,428
Pennsylvania – 2.0%
		City of Philadelphia PA, GO:
85,000	A	Series B, 5.000% due 8/1/27	95,869
300,000	A	Series B, 5.000% due 8/1/29	336,966
320,000	A	Series B, 5.000% due 8/1/30	358,160
335,000	A	Series B, 5.000% due 8/1/31	373,404
		City of Philadelphia PA Airport Revenue, Revenue Bonds, Refunding AMT:
50,000	A	Series B, 5.000% due 7/1/30(d)	57,074
70,000	A	Series B, 5.000% due 7/1/31(d)	79,558
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
		Commonwealth of Pennsylvania, GO:
$60,000	A+	First Series, 5.000% due 7/1/21	$64,863
110,000	A+	First Series, 5.000% due 3/15/31	123,092
3,070,000	A+	Refunding Second Series, 5.000% due 1/15/24	3,464,249
290,000	A+	Second Series, 5.000% due 10/15/27	321,929
810,000	A+	Second Series, 5.000% due 9/15/29	924,186
3,880,000	AA-	County of Allegheny PA, GO, Series C 77, 4.000% due 11/1/38	4,004,199
220,000	NR	Erie County Hospital Authority, Revenue Bonds, Hospital St Vincents Health, Series A, Prerefunded 7/1/20 @ 100, 7.000% due 7/1/27(c)	240,326
		Lehigh County Industrial Development Authority, Revenue Bonds, Refunding Ppl Electric Utils Corp.:
165,000	A	1.800% due 2/15/27(a)	162,028
1,125,000	A	Series A, 1.800% due 9/1/29(a)	1,100,306
95,000	A+	Monroeville Finance Authority, Revenue Bonds, 5.000% due 2/15/26	110,270
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
115,000	A+	Series A, AMBAC, 6.000% due 6/1/22	127,519
10,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/23(e)	11,033
40,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/28(e)	44,874
45,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/29(e)	50,246
140,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/32(e)	154,136
225,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/36(e)	244,100
105,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/40(e)	112,780
		Northampton County General Purpose Authority, Revenue Bonds:
1,000,000	A+	Refunding Lafayette College, 5.000% due 11/1/27	1,198,890
75,000	A-	St Luces University Health Network, 4.000% due 8/15/48	75,121
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
90,000	A	Forum Place Project, 5.000% due 3/1/21	95,823
60,000	A	Forum Place Project, 5.000% due 3/1/22	65,003
40,000	AA+	Series B, 5.000% due 7/1/21	40,317
900,000	A-	Various Waste Management Inc. Project, 1.800% due 8/1/45(a)(d)	899,775
100,000	BBB+	Various Waste Management Inc. Project, Series A, 1.850% due 4/1/19(a)(d)	99,993
165,000	A-	Waste Management Inc. Project, Series A, 1.700% due 8/1/37(a)(d)	162,792
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Pennsylvania Health System:
35,000	AA	Series A, 5.000% due 8/15/27	41,480
35,000	AA	Series A, 5.000% due 8/15/28	41,237
60,000	AA	Series A, 5.000% due 8/15/30	69,915
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$60,000	AA	Series A, Prerefunded 8/15/19 @ 100, 5.250% due 8/15/21(c)	$62,021
		Pennsylvania Turnpike Commission, Revenue Bond:
35,000	A	Convertible Capital Appreciation Subordinated, Series A2, zero coupon, due 12/1/28	38,847
35,000	A	Convertible Capital Appreciation Subordinated, Series A2, zero coupon, due 12/1/33	38,688
15,000	A1(b)	Series A1, 5.000% due 12/1/22	16,768
15,000	A1(b)	Series A1, 5.000% due 12/1/23	17,067
45,000	A1(b)	Series A1, 5.000% due 12/1/29	51,900
30,000	A1(b)	Series A1, 5.000% due 12/1/34	33,980
		Philadelphia Gas Works Co., Revenue Bonds, Revenue 1998 General Ordinance Fifteenth:
30,000	A	5.000% due 8/1/23	33,574
20,000	A	5.000% due 8/1/24	22,658
25,000	A	5.000% due 8/1/25	28,600
		Pittsburgh School District, GO, AGM:
45,000	AA	Series A, 5.000% due 9/1/19	46,401
30,000	AA	Series A, 5.000% due 9/1/20	31,849
		School District of Philadelphia, GO, Refunding:
405,000	A2(b)	Series C, 5.000% due 9/1/20	428,413
175,000	A2(b)	Series C, 5.000% due 9/1/21	183,995
		State Public School Building Authority, Revenue Bonds:
40,000	A2(b)	Refunding School Philadelphia School District, 5.000% due 6/1/26	44,872
180,000	AA	Sch District City Of Harrisburg, AGM, 5.000% due 12/1/28	206,381
130,000	AA	Sch District City Of Harrisburg, AGM, 5.000% due 12/1/33	146,321
		Total Pennsylvania	16,783,848
Rhode Island – 0.4%
		Rhode Island Health & Educational Building Corp., Revenue Bond:
2,000,000	AA+	Educational Brown University, Series A, 5.000% due 9/1/29	2,391,400
240,000	AA	Refunding Bond Financing Program Providence, AGM, 5.000% due 5/15/25	275,172
195,000	BB-	Refunding Hospital Financing Care New England, 5.000% due 9/1/31	207,946
165,000	BBB+	Refunding Hospital Financing Lifespan Obligation, 5.000% due 5/15/39	178,208
110,000	AA	Rhode Island Student Loan Authority, Revenue Bonds, AMT Senior, Series A, 3.500% due 12/1/34(d)	109,996
		Tobacco Settlement Financing Corp., Revenue Bonds, Refunding:
55,000	BBB+	Series A, 5.000% due 6/1/27	61,521
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Rhode Island – (continued)
$70,000	BBB	Series A, 5.000% due 6/1/28	$77,715
		Total Rhode Island	3,301,958
South Carolina – 3.3%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds, Refunding:
30,000	AA	Series B, 5.000% due 3/1/22	33,072
30,000	AA	Series B, 5.000% due 3/1/24	34,387
30,000	AA	Series B, 5.000% due 3/1/25	34,876
		County of Charleston SC, GO:
4,385,000	AAA	5.000% due 11/1/22	4,921,856
2,500,000	AAA	Refunding Transportation Sales Tax, Series C, 5.000% due 11/1/27	3,026,775
13,000,000	Aa2(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(a)	13,809,380
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds, Refunding:
115,000	A-	5.000% due 12/1/27	129,908
95,000	A-	5.000% due 12/1/29	106,510
		South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding Anmed Health Project:
65,000	A+	5.000% due 2/1/22	71,028
30,000	A+	5.000% due 2/1/24	33,899
50,000	A+	5.000% due 2/1/25	57,165
50,000	A+	5.000% due 2/1/26	57,671
		South Carolina Ports Authority, Revenue Bonds, Airport System Revenue AMT:
65,000	A+	5.000% due 7/1/28(d)	76,531
140,000	A+	5.000% due 7/1/30(d)	162,628
		South Carolina Public Service Authority, Revenue Bonds:
355,000	A+	Refunding, Series A, 5.000% due 12/1/50	377,060
2,080,000	A+	Series A, 5.000% due 12/1/49	2,193,235
515,000	A+	Series A, 5.500% due 12/1/54	560,562
185,000	A+	Series B, 5.000% due 12/1/35	202,347
275,000	A+	Series B, 5.000% due 12/1/36	300,377
115,000	A+	Series C, 5.000% due 12/1/25	128,339
115,000	A+	Series C, 5.000% due 12/1/26	127,855
90,000	A+	Series C, 5.000% due 12/1/27	99,467
105,000	A+	Series C, 5.000% due 12/1/46	111,574
190,000	A+	Series E, 5.500% due 12/1/53	205,483
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
$50,000	A1(b)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	$58,197
250,000	AA+	Town of Mount Pleasent SC Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 6/1/31	294,272
		Total South Carolina	27,214,454
South Dakota – 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding Avera Health:
30,000	AA-	Refunding Avera Health, 5.000% due 7/1/23	33,778
15,000	AA-	Refunding Avera Health, 5.000% due 7/1/24	17,142
10,000	AA-	Refunding Avera Health, 5.000% due 7/1/27	11,726
50,000	AA-	Refunding Avera Health, 5.000% due 7/1/33	56,827
40,000	AA-	Refunding Avera Health, 5.000% due 7/1/35	44,971
30,000	A+	Sanford Health, 5.250% due 11/1/18	30,165
35,000	A+	South Dakota St Health and Educational, Series B, 5.000% due 11/1/24	40,092
35,000	A+	South Dakota St Health and Educational, Series B, 5.000% due 11/1/25	39,941
5,000	A+	South Dakota St Health and Educational, Series B, 5.000% due 11/1/26	5,666
		Total South Dakota	280,308
Tennessee – 1.1%
25,000	A+	City of Jackson Tennessee, Revenue Bonds, Unrefunded Balance Refunding and, 5.750% due 4/1/41	25,075
1,000,000	AA+	County of Sumner TN, GO, Refunding, 5.000% due 6/1/22	1,082,050
		Greeneville Health & Educational Facilities Board, Revenue Bonds, Ballad Health:
30,000	A-	Series A, 5.000% due 7/1/29	34,629
35,000	A-	Series A, 5.000% due 7/1/30	40,145
240,000	A-	Johnson City Health & Educational Facilities Board, Revenue Bonds, Refunding Mountain Sts Health, Prerefunded 7/1/20 @ 100, 6.500% due 7/1/38(c)	260,033
		Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health System Inc.:
30,000	BBB	Tennessee Health Educational and University Health System Incorporate, 5.000% due 4/1/24	33,383
40,000	BBB	Tennessee Health Educational and University Health System Incorporate, 5.000% due 4/1/25	44,967
35,000	BBB	University Health System Incorporate, 5.000% due 9/1/22	38,094
30,000	BBB	University Health System Incorporate, 5.000% due 9/1/24	33,528
145,000	A	Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding AMT, Series B, 5.625% due 7/1/20(d)	154,355
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Tennessee – (continued)
$5,000,000	AAA	State of Tennessee, GO, Series A, 5.000% due 2/1/25	$5,841,850
		Tennessee Energy Acquisition Corp., Revenue Bonds:
675,000	A3(b)	4.000% due 11/1/49(a)	715,034
350,000	A3(b)	Acquisition Project, Series A, 4.000% due 5/1/48(a)	370,555
		Total Tennessee	8,673,698
Texas – 14.7%
1,895,000	AAA	Alamo Community College District, GO, Refunding, 5.000% due 8/15/34	2,190,355
40,000	AA-	Austin Community College District, Revenue Bonds, Capital Appreciation Refunding Comb Fee AMBAC, zero coupon, due 2/1/22	37,090
2,525,000	Aa3(b)	Brownsville Independent School District, GO, Maintenance Tax Notes, 4.000% due 8/15/22	2,696,776
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	BBB+	Refunding, 5.000% due 1/1/31	78,358
145,000	BBB+	Refunding, 5.000% due 1/1/32	161,610
95,000	BBB+	Refunding, 5.000% due 1/1/35	105,034
45,000	BBB+	Refunding, 5.000% due 1/1/36	49,599
35,000	BBB+	Senior Lien, Series A, 5.000% due 1/1/31	38,991
30,000	BBB+	Senior Lien, Series A, 5.000% due 1/1/32	33,285
60,000	BBB+	Senior Lien, Series A, 5.000% due 1/1/34	66,222
160,000	BBB+	Senior Lien, Series A, 5.000% due 1/1/40	174,750
510,000	A-	Central Texas Turnpike System, Revenue Bonds, Refunding First Tier, Series A, 5.000% due 8/15/42(a)	533,557
90,000	AA	City of Arlington TX, Subordinated Lien, Series C, 5.000% due 2/15/45	94,798
80,000	A	City of Austin TX Airport System Revenue, Revenue Bonds, Airport System Revenue AMT, 5.000% due 11/15/29(d)	88,932
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	50,155
		City of Dallas TX, GO:
170,000	AA-	Refunding, 5.000% due 2/15/24	193,360
130,000	AA-	Unrefunded Balance Refunding, 5.000% due 2/15/23	142,236
2,060,000	AA-	5.000% due 2/15/25	2,372,687
		City of Houston TX, GO, Refunding:
60,000	Aa3(b)	Series A, 5.000% due 3/1/23	67,253
2,290,000	Aa3(b)	Series A, 5.000% due 3/1/24	2,607,119
120,000	Aa3(b)	Series A, 5.000% due 3/1/25	138,332
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(b)	AMT Subordinated, Series A, 5.000% due 7/1/26(d)	57,905
60,000	A1(b)	AMT Subordinated, Series A, 5.000% due 7/1/27(d)	70,049
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$30,000	A1(b)	AMT Subordinated, Series A, 5.000% due 7/1/28(d)	$35,294
230,000	A+	Refunding AMT Subordinated Lien, Series A, 5.000% due 7/1/20(d)	242,661
70,000	A+	Refunding AMT Subordinated, Series A, 5.000% due 7/1/23(d)	76,687
90,000	A1(b)	Refunding Subordinated, Series B, 5.000% due 7/1/28	107,923
360,000	A1(b)	Refunding Subordinated, Series B, 5.000% due 7/1/29	429,635
190,000	A1(b)	Refunding Subordinated, Series B, 5.000% due 7/1/30	223,706
2,000,000	A1(b)	Refunding Subordinated, Series D, 5.000% due 7/1/24	2,299,680
1,500,000	A1(b)	Refunding Subordinated, Series D, 5.000% due 7/1/25	1,748,130
1,500,000	A1(b)	Refunding Subordinated, Series D, 5.000% due 7/1/26	1,764,885
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(b)	Refunding Combined First Lien, Series B, 4.000% due 11/15/21	265,793
70,000	Aa2(b)	Refunding Combined First Lien, Series B, 5.000% due 11/15/33	80,760
75,000	AA	Refunding Combined First Lien, Series C, 5.000% due 5/15/28	84,976
15,000	AA	Unrefunded Balance Refunding, NPFG, 5.000% due 11/15/18	15,040
1,040,000	AAA	City of Irving TX, GO, Refunding, 5.500% due 8/15/23	1,203,114
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
45,000	AA	5.000% due 2/1/29	53,143
30,000	AA	5.000% due 2/1/30	35,325
45,000	AA	5.000% due 2/1/31	52,716
35,000	AA	5.000% due 2/1/33	40,642
90,000	AA	Refunding, 5.250% due 2/1/25	105,844
205,000	AA-	Various Refunding Junior Lien, Series B, 2.000% due 2/1/33(a)	203,469
		County of Harris TX, Revenue Bonds, Refunding Senior Lien Toll Road:
30,000	AA-	Series C, 5.000% due 8/15/24	33,193
110,000	AA-	Series C, 5.000% due 8/15/25	121,618
85,000	AAA	County of Travis TX, GO, Refunding, Series A, 5.000% due 3/1/24	97,053
2,215,000	AAA	County of Williamson TX, GO, Refunding Limited Tax, 5.000% due 2/15/30	2,588,250
		Cypress-Fairbanks Independent School District, GO, Refunding:
140,000	AAA	Refunding, Series C, PSF-GTD, 5.000% due 2/15/44	154,855
20,000,000	NR	Refunding School Building, 2.125% due 2/15/40	20,025,400
145,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/22	159,561
145,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/23	162,950
725,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/24	829,414
620,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/25	719,727
105,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/27	122,341
165,000	AAA	School Building, Series B2, PSF-GTD, 1.400% due 2/15/40(a)	163,147
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$180,000	AAA	School Building, Series B3, PSF-GTD, 1.400% due 2/15/44(a)	$177,979
		Dallas Area Rapid Transit, Revenue Bonds:
195,000	NR	Prerefunded 12/1/18 @ 100, 5.250% due 12/1/38(c)	196,725
210,000	AA+	Refunding Senior Lien, AMBAC, 5.250% due 12/1/29	259,993
185,000	A2(b)	Dallas County Utility & Reclamation District, GO, Refunding, 5.000% due 2/15/24	209,309
105,000	AAA	Dallas Independent School District, GO, Unrefunded PSF-GTD, 5.000% due 2/15/36(a)	115,030
		Dallas Love Field, Revenue Bonds, Airport System Revenue AMT:
40,000	A	5.000% due 11/1/30(d)	44,788
90,000	A	5.000% due 11/1/31(d)	100,588
		Dallas/Fort Worth International Airport, Revenue Bonds:
85,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/26(d)	93,335
35,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/27(d)	38,374
80,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/28(d)	87,547
155,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/30(d)	168,983
330,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/31(d)	359,363
420,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/32(d)	457,027
290,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/33(d)	315,091
70,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/34(d)	75,999
1,500,000	A+	AMT Joint Improvement, Series E, 5.000% due 11/1/22(d)	1,657,710
30,000	A+	Refunding Joint, Series A, 5.000% due 11/1/19	31,113
85,000	AAA	Denton Independent School District, GO, Capital Appreciation Refunding PSF-GTD, zero coupon, due 8/15/25	71,973
		Fort Bend Independent School District, GO:
90,000	AAA	Refunding Various Green Bonds, Series C, PSF-GTD 1.350% due 8/1/42(a)	88,928
165,000	AAA	Refunding Various, Series D, PSF-GTD, 1.500% due 8/1/42(a)	161,947
		Fort Worth Independent School District, GO:
80,000	AAA	Refunding, PSF-GTD, 5.000% due 2/15/22	88,062
105,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/26	123,040
75,000	Aa1(b)	Frisco Independent School District, GO, School Building AGM, 5.375% due 8/15/39	77,491
		Grand Parkway Transportation Corp., Revenue Bonds:
70,000	BBB	First Tier, Series A, 5.125% due 10/1/43	76,363
170,000	BBB	First Tier, Series A, 5.500% due 4/1/53	189,263
150,000	AA+	Subordinated Tier Tela Supported, Series A, 5.000% due 10/1/31	175,888
125,000	AA+	Subordinated Tier Tela Supported, Series A, 5.000% due 10/1/32	146,119
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$190,000	AA+	Subordinated Tier Tela Supported, Series A, 5.000% due 10/1/33	$221,238
145,000	AA+	Subordinated Tier Tela Supported, Series A, 5.000% due 10/1/34	168,316
1,210,000	AA+	Subordinated Tier Tela Supported, Series B, 5.000% due 10/1/52(a)	1,361,226
35,000	AA+	Subordinated Tier Tela Supported, Series B, 5.000% due 4/1/53	38,201
70,000	AA+	Subordinated Tier Tela Supported, Series B, 5.250% due 10/1/51	78,091
1,000,000	AAA	Harris County Flood Control District, Revenue Bonds, Refunding Contract Tax, Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/34(c)	1,065,000
70,000	WR(b)	Harris County Health Facilities Development Corp., Revenue Bonds, Memorial Hermann Hlthcare System, Series B, Prerefunded 12/1/18 @ 100, 7.250% due 12/1/35(c)	70,951
		Houston Independent School District, GO, Limited Tax Schoolhouse:
2,000,000	AAA	PSF-GTD, 5.000% due 2/15/36	2,316,120
1,000,000	AAA	Series A2, PSF-GTD, 3.000% due 6/1/39(a)	1,008,680
		Irving Hospital Authority, Revenue Bonds, Baylor Scott White Medical Center:
15,000	A+	5.000% due 10/15/24	16,904
20,000	A+	5.000% due 10/15/26	22,829
15,000	A+	5.000% due 10/15/27	17,021
20,000	A+	5.000% due 10/15/29	22,428
30,000	A+	5.000% due 10/15/31	33,248
40,000	A+	5.000% due 10/15/35	43,614
30,000	A+	5.000% due 10/15/36	32,626
35,000	A+	5.000% due 10/15/39	37,865
45,000	A+	5.000% due 10/15/44	48,590
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	8,459,069
7,050,000	AAA	5.000% due 2/15/34	8,106,160
1,225,000	AA+	Lewisville Independent School District, GO, Refunding, Series B, 5.000% due 8/15/28	1,418,268
		Lower Colorado River Authority, Revenue Bonds, Refunding:
1,135,000	A	LCRA Transmission Services Corp., 5.000% due 5/15/22	1,223,848
135,000	A	LCRA Transmission Services Corp., 5.000% due 5/15/32	156,576
70,000	A	LCRA Transmission Services Corp., 5.000% due 5/15/34	80,806
70,000	A	LCRA Transmission Services Corp., 5.000% due 5/15/36	80,239
400,000	A	Refunding, Series B, 5.000% due 5/15/21	421,052
195,000	A	Refunding, Series B, 5.000% due 5/15/25	226,044
85,000	A	Refunding, Series B, 5.000% due 5/15/27	97,064
85,000	A	Refunding, Series B, 5.000% due 5/15/28	96,673
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$245,000	A	Refunding, Series B, 5.000% due 5/15/29	$277,526
25,000	A	Refunding, Series D, 5.000% due 5/15/22	27,629
20,000	A	Refunding Senior, Series D, 5.000% due 5/15/23	22,541
35,000	A	Refunding Senior, Series D, 5.000% due 5/15/24	40,056
40,000	A	Refunding Senior, Series D, 5.000% due 5/15/26	45,730
2,720,000	AAA	Midlothian Independent School District, GO, School Building Rmkt, Series B PSF-GTD, 2.500% due 8/1/52(a)	2,745,786
40,000	Aaa(b)	Midway Independent School District, GO, Capital Appreciation Refunding PSF-GTD, zero coupon, due 8/15/19	39,358
800,000	BBB+	Mission Economic Development Corp., Revenue Bonds, Various Refunding Republic Services Inc. Project, 1.850% due 1/1/26(a)(d)	799,800
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Childrens Health System Texas:
60,000	Aa2(b)	Series A, 5.000% due 8/15/24	68,880
70,000	Aa2(b)	Series A, 5.000% due 8/15/25	81,480
45,000	Aa2(b)	Series A, 5.000% due 8/15/26	52,953
45,000	Aa2(b)	Series A, 5.000% due 8/15/27	53,490
70,000	Aa2(b)	Series A, 5.000% due 8/15/30	81,388
		Newark Higher Education Finance Corp., Revenue Bonds, Refunding and Improvement Abilene Christian:
65,000	A3(b)	5.000% due 4/1/27	73,371
40,000	A3(b)	5.000% due 4/1/28	44,921
125,000	AAA	North East Independent School District, GO, School Building Rmkt, Series B, PSF-GTD, 1.420% due 8/1/40(a)	122,407
		North Harris County Regional Water Authority, Revenue Bonds, Refunding Senior Lien:
30,000	AA-	4.000% due 12/15/23	32,053
55,000	AA-	4.000% due 12/15/24	58,441
		North Texas Tollway Authority, Revenue Bonds:
200,000	A	Refunding, Series A, 5.000% due 1/1/39	222,772
290,000	A	Refunding, Series B, 5.000% due 1/1/29	329,240
145,000	A	Refunding, Series B, 5.000% due 1/1/30	164,259
35,000	A	Refunding First Tier, Series A, 5.000% due 1/1/30	40,114
40,000	A	Refunding First Tier, Series A, 5.000% due 1/1/33	45,662
15,000	A	Refunding Second Tier, Series B, 5.000% due 1/1/30	17,054
20,000	A-	Refunding Second Tier, Series B, 5.000% due 1/1/31	22,639
85,000	A-	Refunding Second Tier, Series B, 5.000% due 1/1/32	96,830
50,000	A	Refunding System First Tier, Series A, 5.000% due 1/1/23	55,894
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$145,000	A	Refunding System First Tie, Series A, 5.000% due 1/1/24	$164,891
370,000	WD(g)	Special Projects System, Series A, Prerefunded 9/1/21 @ 100, 5.500% due 9/1/41(c)	407,954
30,000	WD(g)	Special Projects System, Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(c)	33,511
685,000	Aaa(b)	Northside Independent School District, GO, Various School Building PSF-GTD, 2.750% due 8/1/48(a)	697,933
		Permanent University Fund – University of Texas System, Revenue Bonds:
50,000	Aaa(b)	Series B, 5.000% due 7/1/22	55,609
50,000	Aaa(b)	Series B, 5.000% due 7/1/29	58,327
170,000	AAA	Plano Independent School District, GO, Refunding, Series B PSF-GTD, 5.000% due 2/15/19	172,562
50,000	AAA	Rockwall Independent School District, GO, Capital Appreciation Refunding PSF-GTD, zero coupon, due 2/15/25	42,413
35,000	BBB+	Sam Rayburn Municipal Power Agency, Revenue Bonds, Refunding, 5.000% due 10/1/18	35,073
1,195,000	Aaa(b)	San Antonio Independent School District, GO, Refunding Convertible 08/01/17, Series A PSF-GTD, 5.000% due 8/1/28	1,398,724
		San Antonio Public Facilities Corp., Revenue Bonds, Refunding and Improvement Convention Center:
140,000	AA+	5.000% due 9/15/23	154,973
215,000	AA+	5.000% due 9/15/24	237,556
270,000	AA+	5.000% due 9/15/25	297,669
		San Antonio Water System, Revenue Bonds:
390,000	AA	Junior Lien Number Reserve Fund, Series B, 2.000% due 5/1/44(a)	385,382
175,000	AA+	Refunding, 5.000% due 5/15/22	193,734
2,000,000	AA	Refunding Junior Lien, Series A, 5.000% due 5/15/36	2,319,640
		Southwest Higher Education Authority Inc., Revenue Bonds, Southern Methodist University Project:
90,000	AA-	5.000% due 10/1/19	93,171
65,000	AA-	Prerefunded 10/1/19 @ 100, 5.000% due 10/1/20(c)	67,304
		State of Texas, GO, College Student Loan:
150,000	AAA	Airport System Revenue AMT, 5.000% due 8/1/26(d)	170,997
45,000	AAA	College Student Loan, Series A, 5.000% due 8/1/19(d)	46,312
45,000	AAA	College Student Loan, Series A, 5.000% due 8/1/21(d)	48,791
350,000	AAA	College Student Loan, Series B, 5.000% due 8/1/25(d)	393,593
3,500,000	AAA	Refunding Water Financial Assistance Subordinated, 5.000% due 8/1/21	3,806,285
2,500,000	AAA	Refunding Transportation Commission Mobility Fund, 5.000% due 10/1/24	2,872,250
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$45,000	AAA	Refunding College Student Loan, Series C, 5.000% due 8/1/20(d)	$47,632
40,000	AAA	Refunding College Student Loan, Series C, 5.000% due 8/1/21(d)	43,370
2,655,000	AAA	Transportation Commission Highway Improvement, 5.000% due 4/1/26	3,128,307
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
155,000	A	Hendrick Medical Center, 5.500% due 9/1/43	168,559
200,000	AA	Refunding Christus Health, AGC, Series A, 6.250% due 7/1/28	203,030
165,000	NR	Refunding Baylor Health, Prerefunded 11/15/18 @ 100, 5.750% due 11/15/24(c)	166,358
75,000	AA-	Refunding Baylor Health, Prerefunded 11/15/18 @ 100, 5.750% due 11/15/24(c)	75,617
30,000	AA-	Scott and White Healthcare Project, 5.000% due 8/15/25	33,675
45,000	AA-	Scott and White Healthcare Project, 5.000% due 8/15/26	50,246
45,000	AA-	Scott and White Healthcare Project, 5.000% due 8/15/28	49,980
110,000	AA-	Scott and White Healthcare Project, 5.000% due 8/15/33	120,780
165,000	AA	Texas Health Resources System, 5.000% due 2/15/25	189,727
60,000	AA	Texas Health Resources System, 5.000% due 2/15/34	68,108
		Texas A&M University, Revenue Bonds:
2,500,000	AAA	Financing System, Series E, 5.000% due 5/15/26	2,956,025
165,000	AAA	Refunding, Series C, 5.000% due 5/15/23	186,516
460,000	Baa3(b)	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Senior Lien Nte Mobility Partners, 7.000% due 12/31/38(d)	541,636
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/29	158,061
		Texas Water Development Board, Revenue Bonds, St Wtrust Implementation Fund:
125,000	AAA	Series A, 5.000% due 4/15/22	138,182
180,000	AAA	Series A, 5.000% due 4/15/25	209,405
75,000	AAA	Series A, 5.000% due 10/15/25	87,837
125,000	AAA	Series A, 5.000% due 4/15/26	147,103
5,000,000	AAA	Series A, 5.000% due 10/15/26	5,924,550
190,000	AAA	Series A, 5.000% due 4/15/29	225,927
505,000	AAA	Series A, 5.000% due 4/15/30	597,799
		Travis County Health Facilities Development Corp., Revenue Bonds, Refunding First Mortgage Longhorn Village:
2,305,000	NR	Prerefunded 1/1/21 @ 100, 7.000% due 1/1/32(c)	2,570,167
1,040,000	NR	Prerefunded 1/1/21 @ 100, 7.125% due 1/1/46(c)	1,162,585
400,000	AA+	Trinity River Authority LLC Denton Creek Wastewater Treatment System Revenue, Revenue Bonds, Refunding Regional Treatment System, 5.000% due 2/1/22	439,588
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		University of Houston, Revenue Bonds:
$10,000	AA	Unrefundeducation Balance Refunding Consolidated, AGM, 5.250% due 2/15/25	$10,025
190,000	AA	Refunding, Series A, 5.000% due 2/15/30	218,599
		University of Texas System, Revenue Bond:
1,785,000	NR	Prerefunded Refunding Financing System, Series A, Prerefunded 2/15/22 @ 100, 5.000% due 8/15/27(c)	1,961,733
90,000	AAA	Refunding Financing System, Series B, 5.000% due 8/15/22	100,264
60,000	AAA	Series D, 5.000% due 8/15/20	63,723
65,000	AAA	Series D, 5.000% due 8/15/21	70,821
70,000	AAA	Series D, 5.000% due 8/15/22	77,983
80,000	AAA	Series E, 5.000% due 8/15/22	89,123
90,000	AAA	Series J, 5.000% due 8/15/22	100,264
		Total Texas	121,052,393
Utah – 0.0%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds, Senior:
35,000	A+	Series A, 5.000% due 7/1/26(d)	40,427
115,000	A+	Series A, 5.000% due 7/1/28(d)	133,191
85,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Pj, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(c)	94,488
		Total Utah	268,106
Virginia – 1.6%
30,000	BBB	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Transportation System Senior, Series A, 5.000% due 7/15/22	32,789
2,635,000	AAA	City of Suffolk VA, GO, Refunding, Series A, 5.000% due 2/1/27	3,155,861
		County of Fairfax VA, GO, Public Improvement:
3,000,000	AAA	Public Improvement, Series A, 5.000% due 10/1/27	3,598,470
250,000	AAA	Refunding Public Improvement, Series A, 4.000% due 10/1/27	274,995
		Fredericksburg Economic Development Authority, Revenue Bonds, Refunding Mary Washington Healthcare:
40,000	Baa1(b)	5.000% due 6/15/27	44,325
40,000	Baa1(b)	5.000% due 6/15/29	44,146
45,000	Baa1(b)	5.000% due 6/15/33	49,265
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Transn Fund Senior Lien, Series A, 5.000% due 7/1/35	3,713,445
45,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Refunding Sentara Healthcare, Series B, 5.000% due 11/1/48(a)	53,653
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virginia – (continued)
		Stafford County Economic Development Authority, Revenue Bonds, Refunding Mary Washington Healthcare:
$20,000	Baa1(b)	4.000% due 6/15/37	$19,999
50,000	Baa1(b)	5.000% due 6/15/32	55,605
65,000	Baa1(b)	5.000% due 6/15/34	71,865
		Virginia College Building Authority, Revenue Bonds, Virginia Refunding:
265,000	AA+	Virginia Refunding, Series E, 5.000% due 2/1/30	315,808
305,000	AA+	Virginia Refunding, Series E, 5.000% due 2/1/31	361,526
165,000	AA+	Virginia Taxable, Series D, 5.000% due 2/1/26	194,312
		Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding:
185,000	AA+	Series A, 5.000% due 5/15/29	220,762
360,000	AA+	Series A, 5.000% due 5/15/30	427,648
220,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, Senior Lien 95 Express Lanes, 5.000% due 1/1/40(d)	231,880
		Winchester Economic Development Authority, Revenue Bonds, Refunding Valley Health System Obligation:
60,000	A+	5.000% due 1/1/32	67,330
75,000	A+	5.000% due 1/1/33	83,748
		Total Virginia	13,017,432
Washington – 0.6%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Capital Appreciation Refunding, Series A, NPFG, zero coupon, due 6/1/24	51,470
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	35,184
35,000	AA	5.000% due 1/1/36	39,982
85,000	Aa1(b)	Clark County School District No 37 Vancouver, GO, Series C, NPFG, zero coupon, due 12/1/19	83,042
55,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Prerefunded 1/1/19 @ 100, 5.250% due 1/1/42(c)	55,645
		County of Spokane WA Wastewater System Revenue, Revenue Bonds:
35,000	AA	Series A, 5.000% due 12/1/18	35,287
40,000	AA	Series A, 5.000% due 12/1/19	40,964
		Grant County Public Utility District No 2, Revenue Bonds, Public Utility District Refunding:
30,000	AA	Series A, 5.000% due 1/1/22	32,858
30,000	AA	Series A, 5.000% due 1/1/23	33,155
65,000	AA	Series A, 5.000% due 1/1/24	71,711
250,000	AA+	King County School District No 401 Highline, GO, Refunding, 5.000% due 12/1/18	252,035
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
$500,000	AA+	Pierce County School District No 3 Puyallup, GO, 5.000% due 12/1/34	$577,595
		Port of Seattle WA, Revenue Bonds:
135,000	AA-	Refunding AMT First Lien, Series B, 5.000% due 10/1/29(d)	152,871
35,000	A+	Refunding Intermediate Lien, 5.000% due 2/1/27	40,573
70,000	A+	Refunding Intermediate Lien, 5.000% due 2/1/29	80,689
25,000	A	Refunding Seatac Fuel Facilities LLC, 5.000% due 6/1/23(d)	27,776
		State of Washington, GO:
50,000	AA+	Refunding, Series R2017A, 5.000% due 8/1/28	58,680
50,000	AA+	Refunding, Series R2017A, 5.000% due 8/1/30	58,214
725,000	AA+	Refunding, Series R2018D, 5.000% due 8/1/32	846,198
640,000	AA+	Refunding, Series R2018D, 5.000% due 8/1/33	743,168
100,000	AA+	Refunding, Series R97, NPFG, zero coupon, due 7/1/19	98,578
50,000	AA+	Series 2017A, 5.000% due 8/1/27	58,915
430,000	AA+	Various Purpose, Series A, 5.000% due 8/1/32	501,883
		Tobacco Settlement Authority, Revenue Bonds, Refunding:
70,000	A	5.000% due 6/1/23	78,337
100,000	A	5.000% due 6/1/24	111,292
		Washington Health Care Facilities Authority, Revenue Bonds:
40,000	A+	Fred Hutchinson Center Research Center, 5.000% due 1/1/29	44,874
65,000	A	Overlake Hospital Medical Center, Prerefunded 7/1/20 @ 100, 5.500% due 7/1/30(c)	69,327
5,000	A	Refunding Overlake Hospital Medical Center, 5.000% due 7/1/25	5,678
60,000	A	Refunding Overlake Hospital Medical Center, 5.000% due 7/1/26	68,624
90,000	A	Refunding Overlake Hospital Medical Center, 5.000% due 7/1/29	104,064
20,000	A	Refunding Overlake Hospital Medical Center, 5.000% due 7/1/34	22,606
70,000	AA-	Refunding Providence St Joseph, 5.000% due 10/1/27	83,000
60,000	AA-	Refunding Providence St Joseph, 5.000% due 10/1/28	71,864
110,000	BBB	Virginia Mason Medical Center, 5.000% due 8/15/28	124,744
65,000	BBB	Virginia Mason Medical Center, 5.000% due 8/15/31	72,537
		Washington Higher Education Facilities Authority, Revenue Bonds, Refunding Whitworth University Project:
15,000	Baa1(b)	Series A, 5.000% due 10/1/29	16,614
35,000	Baa1(b)	Series A, 5.000% due 10/1/30	38,612
40,000	Baa1(b)	Series A, 5.000% due 10/1/31	43,921
		Total Washington	4,932,567
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
West Virginia – 2.7%
		State of West Virginia, GO:
$16,860,000	AA-	Series B, 5.000% due 12/1/34	$19,688,771
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,328,200
		West Virginia Hospital Finance Authority, Revenue Bonds:
190,000	BBB+	Refunding and Improvement Cabell Huntington, 5.000% due 1/1/33	213,415
40,000	AA	Auction Rate Certificates Improvement, Series D, Prerefunded 12/1/18 @ 100, AGM, 5.500% due 6/1/33(c)	40,373
		Total West Virginia	22,270,759
Wisconsin – 1.3%
		Public Finance Authority, Revenue Bonds:
25,000	BB(g)	First Mortgage Southminster, 5.000% due 10/1/43(e)(f)	26,481
30,000	BB(g)	First Mortgage Southminster, 5.000% due 10/1/48(e)(f)	31,751
55,000	BB(g)	First Mortgage Southminster, 5.000% due 10/1/53(e)(f)	57,935
20,000	BB(g)	Refunding Marys Woods Marylhurst, 3.000% due 11/15/22(e)(f)	20,022
35,000	BB(g)	Refunding Marys Woods Marylhurst, 5.000% due 5/15/23(e)(f)	38,058
35,000	BB(g)	Refunding Marys Woods Marylhurst, 5.000% due 5/15/30(e)(f)	38,113
10,000	BB(g)	Refunding Marys Woods Marylhurst, 5.250% due 5/15/37(e)(f)	10,911
15,000	BB(g)	Refunding Marys Woods Marylhurst, 5.250% due 5/15/42(e)(f)	16,312
15,000	BB(g)	Refunding Marys Woods Marylhurst, 5.250% due 5/15/47(e)(f)	16,266
25,000	BB(g)	Refunding Marys Woods Marylhurst, 5.250% due 5/15/52(e)(f)	27,032
15,000	BB(g)	Refunding Marys Woods Temps 70, Series B2, 3.500% due 11/15/23(e)(f)	15,070
10,000	BB(g)	Refunding Marys Woods Temps 85, 3.950% due 11/15/24(e)(f)	10,118
1,300,000	NR	Various Refunding AMT Waste Management Incorporate, 1.800% due 10/1/25	1,299,675
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
6,940,000	AA	Advocate Aurora Health, 5.000% due 8/15/54(a)	7,750,587
30,000	WR(b)	Agnesian Healthcare Incorporate, Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(c)	33,881
200,000	WR(b)	Agnesian Healthcare Incorporate, Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(c)	225,874
50,000	WR(b)	Agnesian Healthcare Incorporate, Prerefunded 7/1/20 @ 100, 5.500% due 7/1/40(c)	53,282
25,000	BBB+	Fort Healthcare Incorporate, 5.000% due 5/1/26	27,351
50,000	BBB+	Franciscan Sisters Christian, 5.000% due 9/1/34	54,493
65,000	BBB+	Franciscan Sisters Christian, 5.000% due 9/1/36	70,480
50,000	A3(b)	Mercy Alliance Incorporate, 5.000% due 6/1/27	53,821
30,000	A3(b)	Mercy Alliance Incorporate, 5.000% due 6/1/32	32,073
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – (continued)
$70,000	A3(b)	Mercy Alliance Incorporate, 5.000% due 6/1/39	$74,024
20,000	NR	Prerefunded Agnesian, 7/1/20 @ 100, 5.750% due 7/1/30(c)	21,402
255,000	AA-	Refunding Hospital Sisters Services Incorporate, 5.000% due 11/15/24	292,467
195,000	AA-	Refunding Hospital Sisters Services Incorporate, 5.000% due 11/15/27	218,999
50,000	BBB+	Refunding Hospital Sisters Services Incorporate, 5.000% due 5/1/28	54,323
25,000	BBB+	Refunding Hospital Sisters Services Incorporate, 5.000% due 5/1/29	27,068
50,000	NR	Refunding Ministry Health Care, Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(c)	55,321
35,000	WD(g)	Refunding Monroe Clinic Incorporate, Prerefunded 8/15/25 @ 100, 4.000% due 2/15/38(c)	38,398
35,000	NR	Unrefunded Balance Agnesian, Prerefunded 7/1/20 @ 100, 5.750% due 7/1/30(c)	37,454
		Total Wisconsin	10,729,042
Wyoming – 0.0%
185,000	A	County of Campbell WY, Revenue Bonds, Basin Electric Power Cooperative, Series A, 5.750% due 7/15/39	190,855
		TOTAL MUNICIPAL BONDS (Cost – $643,774,493)	640,905,677
SHORT-TERM INVESTMENTS – 24.9%
MUNICIPAL BONDS – 8.0%
152,000	NR	Borough of Carteret NJ, GO, 2.500% due 10/25/18	152,236
124,000	NR	Borough of Roselle NJ, GO, 2.250% due 9/14/18	124,031
5,000,000	MIG1(b)	City of Portland OR, GO, 4.000% due 6/26/19	5,087,250
		Commonwealth of Massachusetts, GO, Anticipation Notes:
2,000,000	NR	Series A, 4.000% due 4/25/19	2,028,560
10,000,000	SP-1+	Series B, 4.000% due 5/23/19	10,162,100
225,000	SP-1+	County of Nassau NY, GO, Series B, 3.000% due 9/18/18	225,186
320,000	NR	County of Schoharie NY, GO, 2.500% due 11/8/18	320,435
1,615,000	SP-1	County of Suffolk NY, GO, Series I, 2.250% due 9/27/18	1,616,086
1,000,000	NR	Genesee Valley Central School District NY, GO, 4.000% due 8/28/19	1,018,980
195,000	NR	Gloversville Enlarged School District NY, GO, 2.250% due 10/19/18	195,216
5,000,000	A-1+	Michigan Finance Authority, Revenue Notes, St Aid Note, Series A1, 4.000% due 8/20/19	5,095,150
1,000,000	NR	Ravena Coeymans Selkirk Central School District NY, GO, 4.000% due 8/16/19	1,019,380
5,000,000	AAA	State of Georgia, GO, Series A, 5.000% due 7/1/19	5,137,800
5,000,000	SP-1+	State of Idaho, GO, Tax Anticipation Notes, 4.000% due 6/28/19	5,086,650
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
SHORT-TERM INVESTMENTS – (continued)
MUNICIPAL BONDS – (continued)
$7,500,000	SP-1+	State of Oregon, GO, Tax Anticipation Notes, Series A, 5.000% due 9/28/18	$7,522,140
20,000,000	SP-1+	State of Texas, Revenue Notes, 4.000% due 8/29/19	20,421,000
121,000	MIG1(b)	Town of Webster MA, GO, Series B, 2.250% due 10/12/18	121,109
110,000	NR	Township of Holmdel NJ, GO, 2.500% due 10/26/18	110,183
380,000	SP-1+	Township of Howell NJ, GO, Series A, 3.000% due 10/17/18	380,771
100,000	NR	Township of Maple Shade NJ, GO, 2.250% due 9/7/18	100,010
115,000	NR	Township of Millstone NJ, GO, 2.250% due 9/12/18	115,032
130,000	NR	Township of South Brunswick NJ, GO, 2.250% due 10/2/18	130,092
		TOTAL MUNICIPAL BONDS (Cost – $66,214,394)	66,169,397
TIME DEPOSITS – 16.9%
93,497,347		Banco Santander SA – Frankfurt, 1.280% due 9/4/18	93,497,347
1,167,455		BNP Paribas – Paris, 1.280% due 9/4/18	1,167,455
6,043,468		Deutsche Bank AG – Grand Cayman, 1.280% due 9/4/18	6,043,468
37,801,865		JPMorgan Chase & Co. – New York, 1.280% due 9/4/18	37,801,865
		TOTAL TIME DEPOSITS (Cost – $138,510,135)	138,510,135
		TOTAL SHORT-TERM INVESTMENTS (Cost – $204,724,529)	204,679,532
		TOTAL INVESTMENTS – 102.9% (Cost – $848,499,022#)	845,585,209
		Liabilities in Excess of Other Assets – (2.9)%	(23,828,826)
		TOTAL NET ASSETS – 100.0%	$821,756,383

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2018.

(b)
Rating by Moody’s Investors Service. All ratings are unaudited.

(c)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(e)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2018, amounts to approximately $2,161,263 and represents 0.26% of net assets.

(f)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2018, amounts to approximately $2,939,076 and represents 0.36% of net assets.

(g)
Rating by Fitch Ratings Service. All ratings are unaudited.

#
Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Municipal Fixed Income Fund (concluded)

Abbreviations used in this schedule:
AGC
 —   Assured Guaranty Corporation

AGM
 —   Assured Guaranty Municipal Corporation

AMBAC
 —   American Bond Assurance Corporation

AMT
 —   Alternative Minimum Tax

BHAC
 —   Berkshire Hathaway Assurance Corporation

COP
 —   Certificate of Participation

FGIC
 —   Financial Guarantee Insurance Company

FSA
 —   Financial Security Assurance

GO
 —   General Obligation

LIBOR
 —   London Interbank Offered Rate

LLC
 —   Limited Liability Company

MTA
 —   Metropolitan Transportation Authority

NPFG
 —   National Public Finance Guarantee Corporation

PSF-GTD
 —   Permanent School Fund Guaranteed

SIFMA
 —   Securities Industry and Financial Markets Association

See pages 220 – 221 for definitions of ratings
Summary of Investments by Security Industry^
General Obligation	34.3%
Education	16.0
Health Care Providers & Services	7.1
Transportation	6.1
Water and Sewer	4.6
Airport	2.9
Power	1.3
Development	1.0
Pollution	0.8
Utilities	0.7
Facilities	0.4
Housing	0.3
Tobacco	0.3
Community Facilities Districts	0.0*
Short-Term Investments	24.2
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units/Shares†	Security	Value
CORPORATE BONDS & NOTES – 20.3%
Basic Materials – 0.6%
	Hexion Inc., Senior Secured Notes:
$1,960,000	6.625% due 4/15/20	$1,854,650
2,334,000	10.000% due 4/15/20	2,307,742
2,775,000	Venator Finance Sarl/Venator Materials LLC, Company Guaranteed Notes, 5.750% due 7/15/25(a)(b)	2,587,688
	Total Basic Materials	6,750,080
Communications – 5.5%
3,180,000	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(a)(b)	3,124,350
2,795,000	Altice Luxembourg SA, Company Guaranteed Notes, 7.750% due 5/15/22(a)(b)	2,693,681
5,546,000	Avaya Inc., Senior Secured Notes, 7.000% due 4/1/19(b)(c)(d)	—
1,750,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.125% due 5/1/27(b)	1,669,063
2,500,000	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	2,509,375
10,659,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22(a)(e)	10,059,431
	Digicel Ltd., Company Guaranteed Notes:
1,480,000	6.750% due 3/1/23(a)(b)	1,246,900
1,750,000	6.750% due 3/1/23	1,474,375
	DISH DBS Corp., Company Guaranteed Notes:
2,000,000	5.125% due 5/1/20	2,010,000
2,000,000	6.750% due 6/1/21	2,030,000
3,440,000	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24(a)	3,741,000
7,500,000	Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	6,600,000
13,133,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)(b)	13,264,330
	Intelsat Jackson Holdings SA:
3,980,000	Company Guaranteed Notes, 9.750% due 7/15/25(b)	4,213,825
2,617,000	Senior Secured Notes, 8.000% due 2/15/24(b)	2,754,393
1,415,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(b)	1,470,595
2,880,000	Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)(b)	2,836,800
	VTR Finance BV, Senior Secured Notes:
150,000	6.875% due 1/15/24(b)	153,150
300,000	6.875% due 1/15/24	306,300
	Total Communications	62,157,568
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – 1.4%
$525,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 4/1/25(e)	$522,375
	Codere Finance 2 Luxembourg SA, Senior Secured Notes:
2,000,000EUR	6.750% due 11/1/21	2,182,398
3,475,000	7.625% due 11/1/21	3,188,312
7,593,000	JC Penney Corp. Inc., Senior Secured Notes, 5.875% due 7/1/23(b)	6,814,718
2,395,000	Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes, 8.000% due 10/15/21(a)(b)	1,622,613
1,231,000	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(b)	1,104,453
	Total Consumer Cyclical	15,434,869
Consumer Non-cyclical – 3.5%
1,200,000	Adecoagro SA, Senior Unsecured Notes, 6.000% due 9/21/27(a)(b)	984,900
5,000,000	Bausch Health Cos., Inc., Company Guaranteed Notes, 9.000% due 12/15/25(b)	5,287,500
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
4,950,000	5.125% due 8/1/21(e)	4,776,750
994,000	6.250% due 3/31/23	944,300
1,500,000	Secured Notes, step bond to yield, 11.000% due 6/30/23(b)	1,346,250
8,878,000	Endo Dac/Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes, 6.000% due 2/1/25(b)	7,346,545
1,500,000	Endo Finance LLC, Company Guaranteed Notes, 5.750% due 1/15/22(b)	1,387,500
4,000,000	Hertz Corp., Company Guaranteed Notes, 5.875% due 10/15/20	3,978,760
100,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 4.875% due 4/15/20(b)	99,625
5,879,000	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21(e)	4,820,780
4,435,000	Sotera Health Holdings LLC, Senior Unsecured Notes, 6.500% due 5/15/23(a)(b)	4,565,389
5,006,000	Vector Group Ltd., Senior Secured Notes, 6.125% due 2/1/25(a)(b)	4,793,245
	Total Consumer Non-cyclical	40,331,544
Diversified – 0.4%
4,421,000	Spectrum Brands Holdings Inc., Senior Unsecured Notes, 7.750% due 1/15/22(a)	4,542,577
Energy – 3.2%
7,236,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(b)	6,485,265
	EP Energy LLC/Everest Acquisition Finance Inc.:
	Company Guaranteed Notes:
742,000	7.750% due 9/1/22	549,080
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$4,310,000	6.375% due 6/15/23	$2,715,300
5,458,000	Secured Notes, 9.375% due 5/1/24(b)	4,298,175
	Sable Permian Resources Land LLC/AEPB Finance Corp., Company Guaranteed Notes:
6,336,000	7.125% due 11/1/20(b)	4,055,040
3,242,000	7.375% due 11/1/21(b)	2,026,250
11,422,000	Sanchez Energy Corp., Company Guaranteed Notes, 7.750% due 6/15/21	7,938,290
2,000,000	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(b)	2,010,000
13,614,000	Ultra Resources Inc., Company Guaranteed Notes, 6.875% due 4/15/22(b)	6,636,825
	Total Energy	36,714,225
Financial – 3.3%
3,626,000	Abe Investment Holdings Inc./Getty Images Inc., Senior Unsecured Notes, 7.000% due 10/15/20(a)(b)	3,435,635
960,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 7.000% due 11/15/25(a)(b)	921,600
36,032	Capital Southwest Corp., 5.950% due 12/15/22(e)	915,933
3,000,000	Curo Group Holdings Corp., Senior Secured Notes, 8.250% due 9/1/25(b)	2,970,000
3,513,000	Genworth Holdings Inc., Company Guaranteed Notes, 7.625% due 9/24/21	3,635,955
6,207,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.570% due 12/21/65(a)(b)(f)	5,659,232
3,650,000	JPMorgan Chase & Co., Junior Subordinated Notes, 5.809% (3-Month USD-LIBOR + 3.470%)(a)(f)(g)	3,675,550
28,343	KCAP Financial Inc., 6.125% due 9/30/22	721,046
4,590,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 4.654% (3-Month USD-LIBOR + 2.320%)(a)(f)(g)	4,300,830
4,213,000	State Street Corp., Junior Subordinated Notes, 3.341% (3-Month USD-LIBOR + 1.000%) due 6/15/47(a)(f)	3,781,168
29,980	TriplePoint Venture Growth BDC Corp., 5.750% due 7/15/22	764,790
7,590,000	USB Realty Corp., Junior Subordinated Notes, 3.486% (3-Month USD-LIBOR + 1.147%)(a)(b)(f)(g)	6,831,000
	Total Financial	37,612,739
Industrial – 0.8%
985,000	Aeropuertos Argentina 2000 SA, Senior Secured Notes, 6.875% due 2/1/27(a)(b)	881,014
2,355,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(a)(b)	2,302,012
3,040,000	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)(b)	2,952,600
3,438,000	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34(a)	3,438,000
	Total Industrial	9,573,626
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – 0.9%
$1,125,000	Avaya Holdings Corp., Senior Unsecured Notes, 2.250% due 1/23/18(b)	$1,180,054
3,000,000	BMC Software Finance Inc., Senior Unsecured Notes, 8.125% due 7/15/21(b)	3,066,630
6,023,242	DynCorp International Inc., Secured Notes, 11.875% (10.375% cash and 1.500% PIK) due 11/30/20(a)(h)	6,271,701
	Total Technology	10,518,385
Utilities – 0.7%
	FirstEnergy Solutions Corp., Company Guaranteed Notes:
393,000	6.050% due 8/15/21(d)	243,660
104,000	6.800% due 8/15/39(d)	64,480
	Talen Energy Supply LLC, Company Guaranteed Notes:
6,000,000	9.500% due 7/15/22(b)	5,790,000
1,579,000	10.500% due 1/15/26(b)	1,383,599
	Total Utilities	7,481,739
	TOTAL CORPORATE BONDS & NOTES (Cost – $239,929,070)	231,117,352
SENIOR LOANS(f) – 5.1%
2,740,838	Acrisure LLC, 6.592% (3-Month USD-LIBOR + 4.250%) due 11/22/23	2,747,005
1,193,955	Consolidated Communications Inc., 5.080% (1-Month USD-LIBOR + 3.000%) due 10/5/23	1,173,562
1,525,146	DynCorp International Inc., 8.077% (1-Month USD-LIBOR + 6.000%) due 7/7/20	1,525,146
1,200,000	Equinox Holdings Inc., 9.076% (1-Month USD-LIBOR + 7.000%) due 9/6/24	1,226,256
4,094,978	Evergreen Skills Lux SARL, 6.826% (1-Month USD-LIBOR + 4.750%) due 4/28/21	3,958,984
12,502,061	Fossil Group Inc., 8.960% (1-Week USD-LIBOR + 7.000%) due 12/31/20	12,486,433
5,588,610	Genworth Holdings Inc., 6.567% (1-Month USD-LIBOR + 4.500%) due 3/7/23	5,710,889
8,290,987	Getty Images Inc., 5.576% (1-Month USD-LIBOR + 3.500%) due 10/18/19	8,072,353
4,910,280	Golden Entertainment Inc., 9.070% (1-Month USD-LIBOR + 7.000%) due 10/20/25	4,965,521
2,913,053	Hoya Midco LLC, 5.576% (1-Month USD-LIBOR + 3.500%) due 6/30/24	2,888,788
7,595,000	La Paloma Generating Co. LLC, 9.250% due 2/20/20(c)(d)(j)	151,900
2,873,250	McDermott International Inc., 7.076% (1-Month USD-LIBOR + 5.000%) due 5/12/25	2,901,523
1,278,036	ProQuest LLC, 5.919% (2-Month USD-LIBOR + 3.750%) due 10/24/21	1,281,628
406,808	Quorum Health Corp., 8.826% (1-Month USD-LIBOR + 6.750%) due 4/29/22	410,624
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/ Units/Shares†	Rating††	Security	Value
SENIOR LOANS(f) – (continued)
$2,992,462		Staples Inc., 6.343% (3-Month USD-LIBOR + 4.000%) due 9/12/24	$2,982,318
5,500,000		Vistra Operations Company LLC, due 8/4/23(i)	5,489,110
		TOTAL SENIOR LOANS (Cost – $58,619,971)	57,972,040
MUNICIPAL BONDS – 1.5%
Ohio – 0.1%
2,539,000	NR	Ohio Air Quality Development Authority, Revenue Bonds, First Energy Generation Corp., Series A, 3.750% due 12/1/23(f)(d)	1,523,400
Puerto Rico – 1.4%
19,175,000	NR	Commonwealth of Puerto Rico, GO, Series A, 8.000% due 7/1/35(d)	10,402,437
		Government Development Bank for Puerto Rico, Revenue Bonds:
6,380,000	NR	Series A, 3.875% due 2/1/17(d)	2,631,750
1,515,000	NR	Series B, 4.704% due 5/1/16(d)	640,088
3,220,000	NR	Series H, 4.900% due 8/1/21(d)	1,360,450
2,615,000	NR	Series I, 4.350% due 8/1/18(d)	1,098,300
		Total Puerto Rico	16,133,025
		TOTAL MUNICIPAL BONDS (Cost – $10,579,973)	17,656,425
U.S. GOVERNMENT OBLIGATIONS – 0.8%
		U.S. Treasury Notes:
438,800		0.750% due 10/31/18	437,922
8,372,600		1.125% due 1/31/19	8,334,008
		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $8,784,326)	8,771,930
Shares/Units
OPEN-END FUNDS – 19.2%
5,841,491	BrandywineGLOBAL – Global Unconstrained Bond Fund, Class I Shares	67,118,732
13,065,101	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	151,685,821
12,103	MSIFT – Corporate Bond Portfolio, Class I Shares	143,300
	TOTAL OPEN-END FUNDS (Cost – $222,487,492)	218,947,853
COMMON STOCKS – 13.9%
BASIC MATERIALS – 0.6%
Chemicals – 0.6%
230,009	Huntsman Corp.	7,012,974
COMMUNICATIONS – 0.6%
Media – 0.5%
276,161	Altice USA Inc., Class A Shares*	4,962,602
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – 0.1%
228,249	HC2 Holdings Inc.*	$1,431,121
	TOTAL COMMUNICATIONS	6,393,723
CONSUMER NON-CYCLICAL – 5.3%
Biotechnology – 2.4%
107,154	Acer Therapeutics Inc.*	3,437,500
524,654	Adverum Biotechnologies Inc.*	3,987,370
23,802	Allakos Inc.*	924,470
14,671	Atara Biotherapeutics Inc.*	600,778
53,969	Avrobio Inc.*(e)	1,853,835
13,551	Blueprint Medicines Corp.*	1,038,955
19,640	Deciphera Pharmaceuticals Inc.*	726,484
70,581	Loxo Oncology Inc.*(a)	11,926,777
946,759	Sesen Bio Inc.*	2,120,740
414,566	Sierra Oncology Inc.*	729,636
	Total Biotechnology	27,346,545
Commercial Services – 0.3%
113,547	Quanta Services Inc.*	3,927,591
Healthcare-Products – 0.6%
56,269	Inspire Medical Systems Inc.*(e)	3,094,232
139,286	Sientra Inc.*	3,498,865
	Total Healthcare-Products	6,593,097
Healthcare-Services – 0.2%
75,556	Natera Inc.*(a)	2,088,368
Pharmaceuticals – 1.8%
224,651	Aclaris Therapeutics Inc.*(a)	3,576,444
589,583	Array BioPharma Inc.*(b)	9,179,807
291,678	Clementia Pharmaceuticals Inc.*(a)(e)	2,823,443
44,016	Concert Pharmaceuticals Inc.*	694,133
90,908	Histogenics Corp.*	265,451
76,115	Mirati Therapeutics Inc.*	4,304,303
	Total Pharmaceuticals	20,843,581
	TOTAL CONSUMER NON-CYCLICAL	60,799,182
DIVERSIFIED – 0.6%
SPACs – 0.6%
50,725	Big Rock Partners Acquisition Corp.*	502,178
41,527	Black Ridge Acquisition Corp.*	410,287
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
62,444	CM Seven Star Acquisition Corp.*	$615,073
22,935	Constellation Alpha Capital Corp.*(e)	230,497
25,052	Draper Oakwood Technology Acquisition Inc., Class A Shares*	249,768
2	Far Point Acquisition Corp.*	20
16,206	Far Point Acquisition Corp., Class A Shares*	157,198
16,736	Gordon Pointe Acquisition Corp.*	164,515
1	Haymaker Acquisition Corp.*	10
59,163	Haymaker Acquisition Corp., Class A Shares*(e)	576,839
42,864	Hennessy Capital Acquisition Corp. III*	439,785
31,131	Industrea Acquisition Corp., Class A Shares*	310,065
42,092	Legacy Acquisition Corp., Class A Shares*	408,292
61,710	Leisure Acquisition Corp.*	597,970
2,813	LF Capital Acquisition Corp., Class A Shares*	26,892
13,815	MTech Acquisition Corp.*	137,183
12,051	One Madison Corp., Class A Shares*	117,136
18,239	Opes Acquisition Corp.*(e)	176,918
72,639	Pensare Acquisition Corp.*	716,947
30,657	Pure Acquisition Corp.*	297,527
4,234	Thunder Bridge Acquisition Ltd., Class A Shares*	41,282
8,304	Tiberius Acquisition Corp.*	80,964
4,232	Trident Acquisitions Corp.*	41,516
3,426	Trinity Merger Corp., Class A Shares*	33,506
18,561	Twelve Seas Investment Co.*	177,629
6,522	Union Acquisition Corp.*	63,003
17,313	VectoIQ Acquisition Corp.*	165,859
	Total SPACs	6,738,859
	TOTAL DIVERSIFIED	6,738,859
FINANCIAL – 3.6%
Banks – 0.5%
11,949	BB&T Corp.(a)	617,285
50,713	Huntington Bancshares Inc.(a)	822,058
165,883	Kearny Financial Corp.(a)(b)	2,272,597
30,122	KeyCorp(a)	634,670
3,264	M&T Bank Corp.(a)	578,218
	Total Banks	4,924,828
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – 1.2%
1,611,806	FGL Holdings*(a)	$14,038,830
Investment Companies – 0.5%
221,840	American Capital Senior Floating Ltd.	776,440
292,170	Barings BDC Inc.(e)	3,102,846
245,295	Garrison Capital Inc.	2,146,331
	Total Investment Companies	6,025,617
Savings & Loans – 1.4%
43,385	Investors Bancorp Inc.(a)	555,328
233,499	OceanFirst Financial Corp.(a)	6,818,170
266,684	Oritani Financial Corp.(a)	4,320,281
229,754	Waterstone Financial Inc.(a)	3,882,843
	Total Savings & Loans	15,576,622
	TOTAL FINANCIAL	40,565,897
INDUSTRIAL – 2.1%
Aerospace/Defense – 0.8%
67,236	Rockwell Collins Inc.(a)	9,140,734
Building Materials – 0.2%
187,809	Builders FirstSource Inc.*(a)	2,933,577
Electronics – 0.1%
13,050	IntriCon Corp.*(e)	964,395
Transportation – 1.0%
103,140	XPO Logistics Inc.*(a)	10,984,410
	TOTAL INDUSTRIAL	24,023,116
TECHNOLOGY – 1.1%
Computers – 0.5%
271,511	Perspecta Inc.	6,315,346
Semiconductors – 0.4%
214,849	Marvell Technology Group Ltd.	4,443,077
Software – 0.2%
78,805	Avaya Holdings Corp.*(a)	1,840,885
	TOTAL TECHNOLOGY	12,599,308
	TOTAL COMMON STOCKS (Cost – $141,204,304)	158,133,059
CLOSED-END FUNDS – 11.2%
126,070	Aberdeen Emerging Markets Equity Income Fund Inc., Class Common Shares	871,144
709,799	Aberdeen Total Dynamic Dividend Fund, Class Common Shares	6,310,113
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS – (continued)
77,402	Advent Claymore Convertible Securities and Income Fund, Class Common Shares(e)	$1,224,500
281,499	AllianzGI Convertible & Income 2024 Target, Class Common Shares	2,620,756
272,998	AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares	3,598,114
240,448	BlackRock Credit Allocation Income Trust, Class Common Shares	2,979,151
89,674	BlackRock Resources & Commodities Strategy Trust, Class Common Shares	806,169
264,552	BrandywineGLOBAL Global Income Opportunities Fund Inc., Class Common Shares	2,989,438
22,158	China Fund Inc., Class Common Shares	440,058
489,993	Clough Global Opportunities Fund, Class Common Shares	5,556,521
290,856	Cornerstone Strategic Value Fund Inc., Class Common Shares	4,150,515
99,792	Cornerstone Total Return Fund Inc., Class Common Shares	1,423,034
470,886	Delaware Enhanced Global Dividend & Income Fund, Class Common Shares	5,316,303
61	Delaware Investments Dividend & Income Fund Inc., Class Common Shares	792
187,530	Eagle Growth & Income Opportunities Fund, Class Common Shares(e)	2,961,099
31,376	Eaton Vance Ltd. Duration Income Fund, Class Common Shares	399,103
3	Gabelli Convertible and Income Securities Fund Inc., Class Common Shares	20
24,494	General American Investors Co., Inc., Class Preferred Shares(g)	643,457
391,352	Highland Floating Rate Opportunities Fund, Class Common Shares	6,191,189
51,599	India Fund Inc., Class Common Shares	1,314,226
243,103	Invesco High Income Trust II, Class Common Shares	3,320,787
540,802	Invesco Senior Income Trust, Class Common Shares(e)	2,341,673
201,491	Kayne Anderson MLP/Midstream Investment Co., Class Common Shares*	3,735,442
172,117	Lazard World Dividend & Income Fund Inc., Class Common Shares	1,767,641
85,633	Liberty All-Star Equity Fund, Class Common Shares	572,028
269,334	Madison Covered Call & Equity Strategy Fund, Class Common Shares	2,114,272
204,004	Managed Duration Investment Grade Municipal Fund, Class Common Shares(c)	2,947,858
289,285	Morgan Stanley Emerging Markets Debt Fund Inc., Class Common Shares	2,539,922
10,036	Morgan Stanley Emerging Markets Domestic Debt Fund Inc., Class Common Shares	67,843
212,552	Morgan Stanley Emerging Markets Fund Inc., Class Common Shares	3,390,204
20,275	Neuberger Berman High Yield Strategies Fund Inc., Class Common Shares	222,822
190,711	NexPoint Strategic Opportunities Fund, Class Common Shares	4,361,560
174,441	Nuveen AMT-Free Quality Municipal Income Fund, Class Common Shares	2,259,011
203,381	Nuveen Credit Strategies Income Fund, Class Common Shares	1,616,879
53,840	Nuveen Emerging Markets Debt 2022 Target Term Fund, Class Common Shares	443,641
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS – (continued)
140,821	Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares	$1,768,712
101,799	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares	2,354,611
128,325	Nuveen Mortgage Opportunity Term Fund, Class Common Shares	3,052,852
159,149	Nuveen Quality Municipal Income Fund, Class Common Shares	2,100,767
561,512	PGIM Global Short Duration High Yield Fund Inc., Class Common Shares	7,748,865
34,810	PGIM Short Duration High Yield Fund Inc., Class Common Shares	495,346
435,118	Sprott Focus Trust Inc., Class Common Shares	3,354,760
409,861	Templeton Emerging Markets Income Fund, Class Common Shares	4,094,511
584,733	Templeton Global Income Fund, Class Common Shares	3,502,551
319,273	Tortoise MLP Fund Inc., Class Common Shares	5,194,572
181,417	Virtus Total Return Fund Inc., Class Common Shares	1,933,905
276,834	Voya Prime Rate Trust, Class Common Shares(e)	1,378,633
360,326	Western Asset Emerging Markets Debt Fund Inc., Class Common Shares	4,889,624
731,229	Western Asset High Income Opportunity Fund Inc., Class Common Shares	3,517,211
7,387	Western Asset Inflation-Linked Opportunities & Income Fund, Class Common Shares	81,774
	TOTAL CLOSED-END FUNDS (Cost – $128,519,441)	126,965,979
PREFERRED STOCK – 0.5%
FINANCIAL – 0.5%
Banks – 0.5%
192,884	GMAC Capital Trust I, 8.099% (3-Month USD-LIBOR + 5.785%)(a)(f) (Cost – $5,082,782)	5,169,291
EXCHANGE TRADED FUNDS (ETFs) – 0.2%
33,412	Invesco FTSE RAFI Emerging Markets(e)	705,661
13,553	Invesco FTSE RAFI US 1000	1,612,400
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $2,265,514)	2,318,061
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
25,362	Big Rock Partners Acquisition Corp.*	9,163
62,291	Black Ridge Acquisition Corp.*	28,031
31,222	CM Seven Star Acquisition Corp.*	15,611
22,935	Constellation Alpha Capital Corp.*	6,880
12,526	Draper Oakwood Technology Acquisition Inc.*	9,395
18,121	Falcon Minerals Corp.*	33,524
5,402	Far Point Acquisition Corp.*	8,103
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
16,736	Gordon Pointe Acquisition Corp.*	$8,535
29,581	Haymaker Acquisition Corp.*	35,497
32,148	Hennessy Capital Acquisition Corp. III*	51,437
31,439	I-AM Capital Acquisition Co.*	11,632
31,131	Industrea Acquisition Corp.*	18,679
42,092	Legacy Acquisition Corp.*	18,100
30,854	Leisure Acquisition Corp.*	30,854
2,813	LF Capital Acquisition Corp.*	1,407
13,815	MTech Acquisition Corp.*	11,881
6,025	One Madison Corp.*	6,688
18,239	Opes Acquisition Corp.*	6,748
36,319	Pensare Acquisition Corp.*	21,486
15,328	Pure Acquisition Corp.*	19,926
4,234	Thunder Bridge Acquisition Ltd.*	1,905
8,304	Tiberius Acquisition Corp.*	4,242
4,232	Trident Acquisitions Corp.*	1,312
3,426	Trinity Merger Corp.*	1,405
18,561	Twelve Seas Investment Co.*	6,032
6,522	Union Acquisition Corp.*	2,218
17,313	VectoIQ Acquisition Corp.*	8,338
	Total SPACs	379,029
	TOTAL DIVERSIFIED	379,029
	TOTAL WARRANTS (Cost – $291,861)	379,029
RIGHTS – 0.0%
50,724	Big Rock Partners Acquisition Corp.*	21,811
20,764	Black Ridge Acquisition Corp.*	6,779
62,444	CM Seven Star Acquisition Corp.*	36,836
22,935	Constellation Alpha Capital Corp.*	12,156
25,052	Draper Oakwood Technology Acquisition Inc.*	11,774
72,639	Pensare Acquisition Corp.*	29,782
18,561	Twelve Seas Investment Co.*	6,545
6,522	Union Acquisition Corp.*	2,283
	TOTAL RIGHTS (Cost – $98,305)	127,966
See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTIONS – 0.0%
Equity Option – 0.0%
331	$4,359,270	United Technologies Corp., Call @ $135.00, expires 1/18/19, GSC	$163,845
Option on Indexes – 0.0%
7,382	21,419,021	S&P 500, Put @ $2,743.25, expires 9/28/18, BOA	39,854
		TOTAL PURCHASED OPTIONS (Cost – $867,466)	203,699
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $818,730,505)	827,762,684
Face Amount†
SHORT-TERM INVESTMENTS – 20.7%
TIME DEPOSITS – 20.7%
$112,939,468	ANZ National Bank – London, 1.280% due 9/4/18	$112,939,468
	BNP Paribas – Paris:
67,400EUR	(0.570)% due 9/3/18	78,241
66,762,384	1.280% due 9/4/18	66,762,384
	Brown Brothers Harriman – Grand Cayman:
5EUR	(0.570)% due 9/3/18	6
1,236	1.280% due 9/4/18	1,236
32,279,891	Citibank – New York, 1.280% due 9/4/18	32,279,891
23,856,516	JPMorgan Chase & Co. – New York, 1.280% due 9/4/18	23,856,516
	TOTAL TIME DEPOSITS (Cost – $235,917,742)	235,917,742
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.6%
MONEY MARKET FUND – 1.6%
18,686,651	Federated Government Obligations Fund, Premier Class, 1.845%(k) (Cost – $18,686,651)	18,686,651
	TOTAL INVESTMENTS – 95.0% (Cost – $1,073,334,898#)	1,082,367,077
	Other Assets in Excess of Liabilities – 5.0%	57,382,828
	TOTAL NET ASSETS – 100.0%	$1,139,749,905

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2018, amounts to approximately $145,704,848 and represents 12.78% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)
Security is currently in default.

(e)
All or a portion of this security is on loan (See Note 5).

(f)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2018.

(g)
Security is perpetual in nature and has no stated maturity date.

(h)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(i)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2018, amounts to approximately $151,900 and represents 0.01% of net assets.

(k)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
FTSE RAFI
 —    Financial Times Stock Exchange Research Affiliates Fundamental Index

GO
 —    General Obligation

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

SPACs
 —    Special Purpose Acquisition Companies

See pages 220 – 221 for definitions of ratings.
Summary of Investments by Security Type^
Corporate Bonds & Notes	21.4%
Open-End Funds	20.2
Common Stocks	14.6
Closed-End Funds	11.8
Senior Loans	5.4
Municipal Bonds	1.6
U.S. Government Obligations	0.8
Preferred Stock	0.5
Exchange Traded Funds (ETFs)	0.2
Warrants	0.0*
Purchased Options	0.0*
Rights	0.0*
Short-Term Investments	21.8
Money Market Fund	1.7
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Schedule of Options Contracts Written
Option on Indexes
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Strike Price	Value
7,382	$21,419,021	S&P 500, Put	BOA	9/28/18	$2,468.93	$8,472
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received – $149,855)					$8,472

At August 31, 2018, Destinations Multi Strategy Alternatives Fund had open exchange traded futures contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Sell:
U.S. Long Bond December Futures	41	12/18	$5,897,273	$5,912,968	$(15,695)
U.S. Treasury 5-Year Note December Futures	342	12/18	38,704,781	38,782,266	(77,485)
U.S. Treasury 10-Year Note December Futures	102	12/18	12,237,610	12,267,094	(29,484)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(122,664)

At August 31, 2018, Destinations Multi Strategy Alternatives Fund had deposited cash of  $433,960 with a broker or brokers as margin collateral on open exchange traded futures contracts.
At August 31, 2018, Destinations Multi Strategy Alternatives Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	2,000,000	GSC	$2,332,846	11/5/18	$21,204	$—	$21,204

Currency Abbreviations used in this schedule:
EUR
 —    Euro

Counterparty Abbreviations used in this schedule:
BOA
 —    Bank of America

GSC
 —    Goldman Sachs & Co.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2018 (unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT – 4.5%
CORPORATE BONDS & NOTES – 0.5%
Communications – 0.1%
	Digicel Group Ltd., Senior Unsecured Notes:
$675,000	7.125% due 4/1/22(a)	$398,250
450,000	7.125% due 4/1/22	265,500
	Total Communications	663,750
Consumer Cyclical – 0.2%
3,000,000	Staples Inc., Company Guaranteed Notes, 8.500% due 9/15/25(a)	2,834,700
Consumer Non-cyclical – 0.2%
300,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(a)	284,250
2,750,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 5.500% due 4/15/25(a)	2,347,812
	Total Consumer Non-cyclical	2,632,062
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $6,217,812)	6,130,512
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) – 3.5%
181,030	Alerian MLP	1,964,175
87,693	iShares Nasdaq Biotechnology	10,715,208
16,500	iShares Russell 2000	2,854,830
193,629	SPDR S&P Biotech	19,390,008
85,212	SPDR S&P Regional Banking	5,381,138
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds – $34,421,310)	40,305,359
COMMON STOCKS – 0.5%
COMMUNICATIONS – 0.3%
Media – 0.3%
166,800	Altice USA Inc., Class A Shares	2,989,056
CONSUMER NON-CYCLICAL – 0.2%
Commercial Services – 0.2%
155,840	Rent-A-Center Inc.*	2,297,082
	TOTAL COMMON STOCKS (Proceeds – $5,689,200)	5,286,138
	TOTAL SECURITIES SOLD SHORT – 4.5% (Proceeds – $46,328,322)	$51,722,009

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2018, amounts to approximately $6,130,512 and represents 0.54% of net assets.

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
August 31, 2018 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
ASSETS:
Investments, at value(1)(2)	$3,110,041,224	$855,405,439	$1,396,974,147	$320,610,728	$333,818,502
Foreign currency, at value(3)	11	—	485,611	—	3
Cash	77,285	31,116	59,600	4,632	10,815
Receivable for securities sold	1,614,109	3,029,645	3,908,808	—	888,481
Dividends and interest receivable	4,579,195	687,844	1,481,457	890,913	105,596
Receivable for Fund shares sold	2,355,004	626,350	993,518	99,858	169,695
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	76,947	—	—
Variation margin on open future contracts (Note 4)	440,000	—	—	—	—
Deposits with counterparty(4)	—	—	—	—	—
Cash held at Broker	—	—	—	—	—
Prepaid expenses	39,355	9,804	18,212	4,597	2,957
Prepaid offering fees	213	—	—	—	—
Total Assets	3,119,146,396	859,790,198	1,403,998,300	321,610,728	334,996,049
LIABILITIES:
Payable for collateral received from securities on loan	10,135,978	24,705,742	13,246,061	569,260	15,622,956
Payable for Fund shares repurchased	1,332,903	358,811	594,473	163,807	122,459
Payable for securities purchased	2,316,472	1,556,800	2,761,348	—	420,042
Investment management fee payable	1,629,152	551,166	1,049,213	168,528	259,811
Transfer agent fees payable	378,624	99,516	170,604	39,967	39,471
Custody fee payable	123,424	29,277	184,771	20,926	19,243
Trustees’ fees payable	30,332	7,527	14,687	3,567	2,392
Registration fees payable	186,016	60,099	106,009	49,909	38,970
Shareholder services	348	79	171	32	20
Unrealized depreciation on unfunded loan commitments	—	—	—	—	—
Forward sale commitments(5) (Note 5)	—	—	—	—	—
Securities sold short(5) (Note 5)	—	—	—	—	—
Due to custodian(3)	—	—	—	48	—
Options contracts written, at value(6) (Note 4)	—	—	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	24,764	—	—
Investment interest payable on securities sold short	—	—	—	—	—
Dividends payable for securities sold short	—	—	—	—	—
Accrued Chief Compliance Officer expense	10,457	2,612	6,045	1,438	359
Accrued expenses	92,538	18,777	26,799	12,883	7,604
Accrued offering fees	—	—	—	—	—
Total Liabilities	16,236,244	27,390,406	18,184,945	1,030,365	16,533,327
Total Net Assets	$3,102,910,152	$832,399,792	$1,385,813,355	$320,580,363	$318,462,722
NET ASSETS:
Par value	$248,856	$65,257	$121,206	$30,579	$34,595
Paid-in capital in excess of par value	2,514,274,639	671,527,744	1,237,633,400	302,414,666	344,980,694
Undistributed net investment income	16,178,575	1,843,750	10,089,349	1,847,215	(20,327)
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, securities sold short, swap contracts, forward foreign currency contracts and foreign currency transactions	48,203,049	28,826,928	2,175,728	9,356,144	(1,717,729)
Net unrealized appreciation (depreciation) on investments, futures contracts, options contracts written, forward sale commitments, securities sold short, forward foreign currency contracts and foreign currency transactions	524,005,033	130,136,113	135,793,672	6,931,759	(24,814,511)
Total Net Assets	$3,102,910,152	$832,399,792	$1,385,813,355	$320,580,363	$318,462,722
Total Net Assets Class I	$3,102,909,947	$832,399,582	$1,385,813,155	$320,580,159	$318,462,535
Total Net Assets Class Z	$205	$210	$200	$204	$187
Shares Outstanding Class I	248,856,037	65,256,675	121,206,340	30,578,548	34,595,255
Shares Outstanding Class Z	20	20	20	20	20
Net Asset Value Class I	$12.47	$12.76	$11.43	$10.48	$9.21
Net Asset Value Class Z	$10.27	$10.52	$10.00	$10.19	$9.32
(1) Investments, at cost	$2,586,461,722	$725,269,326	$1,261,230,672	$313,682,064	$358,632,672
(2) Includes securities on loan	$9,936,044	$24,153,258	$12,626,972	$555,150	$14,859,304
(3) Foreign currency, at cost	$11	$—	$485,867	$(47)	$4
(4) Related to futures contracts	$—	$—	$—	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$—
(6) Premiums received	$—	$—	$—	$—	$—

Statements of Assets and Liabilities
August 31, 2018 (unaudited) (concluded)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
ASSETS:
Investments, at value(1)(2)	$1,638,309,648	$211,572,716	$734,043,923	$845,585,209	$1,082,367,077
Foreign currency, at value(3)	—	—	1	—	—
Cash	66,057	14,594	37,413	222,240	230,738
Receivable for securities sold	14,288,436	3,555	—	7,708,505	52,352,320
Dividends and interest receivable	7,977,895	1,908,240	8,724,969	5,653,357	5,493,637
Receivable for Fund shares sold	929,196	114,131	341,748	461,103	581,313
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	50,109	46,935	—	21,204
Variation margin on open future contracts (Note 4)	—	—	—	—	904,109
Deposits with counterparty(4)	—	—	—	—	433,960
Cash held at Broker	—	—	—	—	85,195,519
Prepaid expenses	21,381	2,378	7,839	1,709	13,599
Prepaid offering fees	60	—	—	—	39
Total Assets	1,661,592,673	213,665,723	743,202,828	859,632,123	1,227,593,515
LIABILITIES:
Payable for collateral received from securities on loan	906,892	370,740	3,333,215	—	18,686,651
Payable for Fund shares repurchased	767,372	96,006	328,066	248,486	500,440
Payable for securities purchased	15,607,311	2,622,494	2,807,115	37,085,521	15,442,887
Investment management fee payable	791,086	117,820	463,033	383,109	848,760
Transfer agent fees payable	205,579	26,260	90,943	99,106	142,916
Custody fee payable	108,173	17,799	36,200	11,221	82,197
Trustees’ fees payable	15,350	1,886	5,920	2,186	10,131
Registration fees payable	118,883	39,723	60,185	40,004	90,202
Shareholder services	187	15	64	26	109
Unrealized depreciation on unfunded loan commitments	856	—	299	—	—
Forward sale commitments(5) (Note 5)	2,076,377	—	—	—	—
Securities sold short(5) (Note 5)	—	—	—	—	51,722,009
Due to custodian(3)	—	423,645	—	—	38
Options contracts written, at value(6) (Note 4)	—	—	—	—	8,472
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	678	—	—
Investment interest payable on securities sold short	3,000	—	—	—	216,098
Dividends payable for securities sold short	—	—	—	—	37,400
Accrued Chief Compliance Officer expense	7,694	730	1,898	16	3,491
Accrued expenses	43,488	11,606	9,564	6,064	51,809
Accrued offering fees	—	6	—	1	—
Total Liabilities	20,652,248	3,728,730	7,137,180	37,875,740	87,843,610
Total Net Assets	$1,640,940,425	$209,936,993	$736,065,648	$821,756,383	$1,139,749,905
NET ASSETS:
Par value	$167,579	$21,260	$74,384	$82,300	$110,899
Paid-in capital in excess of par value	1,674,355,927	212,110,567	748,848,645	825,009,090	1,112,379,750
Undistributed net investment income	2,108,241	45,191	196,675	285,232	7,895,173
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, securities sold short, swap contracts, forward foreign currency contracts and foreign currency transactions	(7,281,208)	(203,278)	(3,647,722)	(706,426)	15,686,362
Net unrealized appreciation (depreciation) on investments, futures contracts, options contracts written, forward sale commitments, securities sold short, forward foreign currency contracts and foreign currency transactions	(28,410,114)	(2,036,747)	(9,406,334)	(2,913,813)	3,677,721
Total Net Assets	$1,640,940,425	$209,936,993	$736,065,648	$821,756,383	$1,139,749,905
Total Net Assets Class I	$1,640,940,225	$209,936,792	$736,065,447	$821,756,183	$1,139,749,704
Total Net Assets Class Z	$200	$201	$201	$200	$201
Shares Outstanding Class I	167,578,722	21,259,767	74,383,644	82,300,020	110,898,480
Shares Outstanding Class Z	20	20	20	20	20
Net Asset Value Class I	$9.79	$9.87	$9.90	$9.98	$10.28
Net Asset Value Class Z	$10.03	$10.06	$10.05	$10.01	$10.06
(1) Investments, at cost	$1,666,714,404	$213,659,008	$743,495,550	$848,499,022	$1,073,334,898
(2) Includes securities on loan	$888,349	$363,266	$3,189,640	$—	$18,273,304
(3) Foreign currency, at cost	$—	$(423,645)	$278	$—	$323
(4) Related to futures contracts	$—	$—	$—	$—	$433,960
(5) Proceeds received	$2,071,875	$—	$—	$—	$46,328,322
(6) Premiums received	$—	$—	$—	$—	$149,855

Statements of Operations
For the Six Months Ended August 31, 2018 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
INVESTMENT INCOME:
Dividends	$24,619,699	$5,523,795	$18,953,144	$6,437,762	$1,560,458
Interest	368,490	138,110	317,475	127,081	59,438
Income from securities lending	77,243	160,964	501,564	22,915	78,422
Less: Foreign taxes withheld (Note 5)	(178,742)	—	(1,364,676)	(122,144)	(87,875)
Total Investment Income	24,886,690	5,822,869	18,407,507	6,465,614	1,610,443
EXPENSES:
Investment management fee (Note 7)	10,957,353	3,438,751	7,047,766	1,280,586	1,344,518
Transfer agent fees	2,211,051	578,620	1,066,784	241,666	204,007
Custody fees	422,788	121,286	587,681	58,358	45,547
Trustees’ fees	88,431	23,429	43,737	9,274	7,724
Insurance	34,658	8,836	17,359	3,946	2,796
Audit and tax	23,509	7,655	35,532	4,970	3,969
Legal expense	63,574	14,857	32,640	8,775	4,780
Chief Compliance Officer expense	34,038	8,617	17,011	3,919	2,730
Offering fees	26,707	6,416	11,506	3,200	1,939
Shareholder services	57,297	19,896	29,345	8,184	7,938
Registration fees	92,107	33,578	53,577	26,967	22,255
Miscellaneous expense	334,531	92,196	189,215	45,973	37,961
Interest and dividend expense	—	—	—	—	—
Total Expenses	14,346,044	4,354,137	9,132,153	1,695,818	1,686,164
Less: Fee waivers and/or expense reimbursement (Note 7)	(1,752,934)	(375,018)	(749,040)	(261,756)	(55,394)
Net Expenses	12,593,110	3,979,119	8,383,113	1,434,062	1,630,770
Net Investment Income (Loss)	$12,293,580	$1,843,750	$10,024,394	$5,031,552	$(20,327)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN,
FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD,
SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS
AND FOREIGN CURRENCY TRANSACTIONS (NOTES 3 AND 4):

Net Realized Gain (Loss) From:
Investments	$23,220,330	$26,280,986	$(98,704)	$6,470,175	$513,931
Futures contracts	437,121	—	—	—	—
Forward sale commitments	—	—	—	—	—
Option written	—	—	—	—	—
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	714,307	—	(27,748)
Foreign currency transactions	(1,436)	—	(337,651)	14,100	56,157
Realized Gain (Loss)	23,656,015	26,280,986	277,952	6,484,275	542,340
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	150,326,539	86,316,758	(41,742,341)*	3,352,769	(711,049)
Futures contracts	287,852	—	—	—	—
Unfunded loan commitments	—	—	—	—	—
Options contracts written	—	—	—	—	—
Forward sale commitments	—	—	—	—	—
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	117,138	—	—
Foreign currency transactions	386	—	(28,465)	1,554	(41)
Change in Net Unrealized Appreciation (Depreciation):	150,614,777	86,316,758	(41,653,668)	3,354,323	(711,090)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	174,270,792	112,597,744	(41,375,716)	9,838,598	(168,750)
Total Increase (Decrease) in Net Assets from Operations	$186,564,372	$114,441,494	$(31,351,322)	$14,870,150	$(189,077)

*
Includes accrued foreign capital gains tax of  $458,664 for Destinations International Equity Fund.

Statements of Operations
For the Six Months Ended August 31, 2018 (unaudited) (concluded)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
INVESTMENT INCOME:
Dividends	$—	$337,987	$389,113	$13,393	$9,030,208
Interest	27,215,549	3,871,878	14,784,030	4,022,245	14,032,118
Income from securities lending	3,582	122,602	35,902	—	129,855
Less: Foreign taxes withheld (Note 5)	—	—	—	—	—
Total Investment Income	27,219,131	4,332,467	15,209,045	4,035,638	23,192,181
EXPENSES:
Investment management fee (Note 7)	5,032,499	657,689	2,725,611	1,341,573	6,625,502
Transfer agent fees	1,173,526	142,254	485,551	289,167	742,846
Custody fees	383,879	67,442	136,011	45,179	206,106
Trustees’ fees	46,590	5,477	18,952	7,275	27,809
Insurance	18,297	2,171	7,317	2,776	11,159
Audit and tax	17,026	6,216	8,840	4,965	12,821
Legal expense	40,537	4,221	21,908	5,532	59,758
Chief Compliance Officer expense	18,175	2,157	7,202	7,662	11,197
Offering fees	15,017	1,596	4,951	154	10,342
Shareholder services	32,511	5,545	15,998	9,893	21,891
Registration fees	59,104	21,969	32,437	22,419	45,199
Miscellaneous expense	209,890	29,058	85,028	36,025	124,755
Interest and dividend expense	—	—	—	—	918,933
Total Expenses	7,047,051	945,795	3,549,806	1,772,620	8,818,318
Less: Fee waivers and/or expense reimbursement (Note 7)	(631,868)	(42,772)	(355,845)	(266,944)	(2,315,925)
Net Expenses	6,415,183	903,023	3,193,961	1,505,676	6,502,393
Net Investment Income (Loss)	$20,803,948	$3,429,444	$12,015,084	$2,529,962	$16,689,788
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 3 AND 4):

Net Realized Gain (Loss) From:
Investments	$(4,392,866)	$(298,544)	$(2,822,753)	$(637,202)	$10,198,337
Futures contracts	—	—	—	—	148,201
Forward sale commitments	(31,776)	—	—	—	—
Option written	—	—	—	—	75,406
Securities sold short	—	—	—	—	(1,437,008)
Swap contracts	—	—	—	—	285,755
Forward foreign currency contracts	—	344,500	144,655	—	532,754
Foreign currency transactions	—	28,379	35,121	—	(17,904)
Realized Gain (Loss)	(4,424,642)	74,335	(2,642,977)	(637,202)	9,785,541
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(2,654,808)	(534,255)	(3,289,840)	261,991	(4,391,140)
Futures contracts	—	—	—	—	(239,968)
Unfunded loan commitments	(1,283)	(139)	(5,880)	—	—
Options contracts written	—	—	—	—	1,687,218
Forward sale commitments	(4,502)	—	—	—	—
Securities sold short		—	—	—	(4,841,620)
Swap contracts	—	—	—	—	(161,279)
Forward foreign currency contracts	—	50,109	46,257	—	(127,596)
Foreign currency transactions	—	(85,292)	(53,048)	—	(2,303)
Change in Net Unrealized Appreciation (Depreciation):	(2,660,593)	(569,577)	(3,302,511)	261,991	(8,076,688)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,085,235)	(495,242)	(5,945,488)	(375,211)	1,708,853
Total Increase (Decrease) in Net Assets from Operations	$13,718,713	$2,934,202	$6,069,596	$2,154,751	$18,398,641

*
Includes accrued foreign capital gains tax of  $458,664 for Destinations International Equity Fund.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2018 (unaudited) and Year Ended February 28, 2018

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2018	February 28, 2018	August 31, 2018	February 28, 2018	August 31, 2018	February 28, 2018
OPERATIONS:
Net investment income (loss)	$12,293,580	$22,946,641	$1,843,750	$2,237,025	$10,024,394	$7,724,395
Net realized gain (loss)	23,656,015	24,206,823	26,280,986	5,990,710	277,952	3,457,601
Change in unrealized appreciation (depreciation)	150,614,777	373,390,256	86,316,758	43,819,355	(41,653,668)	177,447,340
Increase (Decrease) in Net Assets From Operations	186,564,372	420,543,720	114,441,494	52,047,090	(31,351,322)	188,629,336
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income:
Class I	—	(18,721,435)	—	(2,375,380)	—	(8,662,171)
Net realized gains:
Class I	—	—	—	(3,306,413)	—	(557,094)
Decrease in Net Assets From Distributions to Shareholders	—	(18,721,435)	—	(5,681,793)	—	(9,219,265)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,270,924,725	2,934,660,735	855,174,690	780,805,732	1,540,057,964	1,376,881,445
Reinvestment of distributions	—	18,718,734	—	5,680,960	—	9,217,957
Cost of shares repurchased	(3,158,309,104)	(551,471,595)	(838,061,397)	(132,006,984)	(1,535,458,462)	(152,944,298)
Increase (Decrease) in Net Assets From Fund Share Transactions	112,615,621	2,401,907,874	17,113,293	654,479,708	4,599,502	1,233,155,104
Increase (Decrease) in Net Assets	299,179,993	2,803,730,159	131,554,787	700,845,005	(26,751,820)	1,412,565,175
NET ASSETS:
Beginning of period	2,803,730,159	—	700,845,005	—	1,412,565,175	—
End of period*†	$3,102,910,152	$2,803,730,159	$832,399,792	$700,845,005	$1,385,813,355	$1,412,565,175
* Includes undistributed net investment income of:	$16,178,575	$3,884,995	$1,843,750	$—	$10,089,349	$64,955
† Includes accumulated net investment loss of:	$—	$—	$—	$—	$—	$—

	Destinations Equity Income Fund		Destinations Real Assets Fund
	August 31, 2018	February 28, 2018	August 31, 2018	February 28, 2018
OPERATIONS:
Net investment income (loss)	$5,031,552	$9,527,803	$(20,327)	$46,114
Net realized gain (loss)	6,484,275	4,093,582	542,340	3,238,164
Change in unrealized appreciation (depreciation)	3,354,323	3,577,436	(711,090)	(24,103,421)
Increase (Decrease) in Net Assets From Operations	14,870,150	17,198,821	(189,077)	(20,819,143)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income:
Class I	(4,273,423)	(8,407,094)	—	(744,187)
Net realized gains:
Class I	—	(1,253,336)	—	(4,800,160)
Decrease in Net Assets From Distributions to Shareholders	(4,273,423)	(9,660,430)	—	(5,544,347)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares	344,145,733	404,877,952	377,964,978	266,757,729
Reinvestment of distributions	4,272,429	8,979,970	—	5,543,554
Cost of shares repurchased	(358,417,093)	(101,413,746)	(281,863,841)	(23,387,131)
Increase (Decrease) in Net Assets From Fund Share Transactions	(9,998,931)	312,444,176	96,101,137	248,914,152
Increase (Decrease) in Net Assets	597,796	319,982,567	95,912,060	222,550,662
NET ASSETS:
Beginning of period	319,982,567	—	222,550,662	—
End of period*†	$320,580,363	$319,982,567	$318,462,722	$222,550,662
* Includes undistributed net investment income of:	$1,847,215	$1,089,086	$—	$—
† Includes accumulated net investment loss of:	$—	$—	$(20,327)	$—

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2018 (unaudited) and Year Ended February 28, 2018 (concluded)

	Destinations Core Fixed Income Fund		Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund
	August 31, 2018	February 28, 2018	August 31, 2018	February 28, 2018	August 31, 2018	February 28, 2018
OPERATIONS:
Net investment income (loss)	$20,803,948	$28,426,085	$3,429,444	$4,247,920	$12,015,084	$17,973,190
Net realized gain (loss)	(4,424,642)	(594,401)	74,335	(284,260)	(2,642,977)	(938,211)
Change in unrealized appreciation (depreciation)	(2,660,593)	(25,749,521)	(569,577)	(1,467,170)	(3,302,511)	(6,103,823)
Increase (Decrease) in Net Assets From Operations	13,718,713	2,082,163	2,934,202	2,496,490	6,069,596	10,931,156
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income:
Class I	(20,121,132)	(27,010,187)	(3,382,955)	(4,250,705)	(11,818,409)	(17,704,050)
Net realized gains:
Class I	—	(2,252,638)	—	—	—	(335,674)
Decrease in Net Assets From Distributions to Shareholders	(20,121,132)	(29,262,825)	(3,382,955)	(4,250,705)	(11,818,409)	(18,039,724)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,747,487,174	1,704,394,993	225,921,603	206,141,510	785,254,080	664,465,917
Reinvestment of distributions	20,113,020	28,915,598	3,381,777	4,051,762	11,813,347	17,731,813
Cost of shares repurchased	(1,620,002,360)	(206,384,919)	(197,386,547)	(29,970,144)	(656,618,273)	(73,723,855)
Increase (Decrease) in Net Assets From Fund Share Transactions	147,597,834	1,526,925,672	31,916,833	180,223,128	140,449,154	608,473,875
Increase (Decrease) in Net Assets	141,195,415	1,499,745,010	31,468,080	178,468,913	134,700,341	601,365,307
NET ASSETS:
Beginning of period.	1,499,745,010	—	178,468,913	—	601,365,307	—
End of period*†	$1,640,940,425	$1,499,745,010	$209,936,993	$178,468,913	$736,065,648	$601,365,307
* Includes undistributed net investment income of:	$2,108,241	$1,425,425	$45,191	$—	$196,675	$—
† Includes accumulated net investment loss of:	$—	$—	$—	$(1,298)	$—	$—

	Destinations Municipal Fixed Income Fund			Destinations Multi Strategy Alternatives Fund
	August 31, 2018	February 28, 2018		August 31, 2018	February 28, 2018
OPERATIONS:
Net investment income (loss)	$2,529,962		$1,044,539	$16,689,788	$24,363,473
Net realized gain (loss)	(637,202)		116,426	9,785,541	2,261,898
Change in unrealized appreciation (depreciation)	261,991		(3,175,804)	(8,076,688)	11,754,409
Increase (Decrease) in Net Assets From Operations	2,154,751		(2,014,839)	18,398,641	38,379,780
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income:
Class I	(2,295,499)		(993,759)	(9,984,179)	(19,534,986)
Net realized gains:
Class I	—		(185,661)	—	—
Decrease in Net Assets From Distributions to Shareholders	(2,295,499)		(1,179,420)	(9,984,179)	(19,534,986)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares	872,619,131		260,212,529	1,217,104,419	1,127,456,126
Reinvestment of distributions	2,294,549		1,179,382	9,980,784	19,295,487
Cost of shares repurchased	(282,753,644)		(28,460,557)	(1,005,126,908)	(256,219,259)
Increase (Decrease) in Net Assets From Fund Share Transactions	592,160,036		232,931,354	221,958,295	890,532,354
Increase (Decrease) in Net Assets	592,019,288		229,737,095	230,372,757	909,377,148
NET ASSETS:
Beginning of period.	229,737,095		—	909,377,148	—
End of period*†	$821,756,383		$229,737,095	$1,139,749,905	$909,377,148
* Includes undistributed net investment income of:	$285,232		$50,769	$7,895,173	$1,189,564
† Includes accumulated net investment loss of:	$—	$		$—	$—

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$11.71	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.05	0.10
Net realized and unrealized gain	0.71	1.69
Total Income from Operations	0.76	1.79
Less Distributions From:
Net investment income	—	(0.08)
Total Distributions	—	(0.08)
Net Asset Value, End of Period	$12.47	$11.71
Total Return(4)(5)	6.49%	17.89%
Net Assets, End of Period (millions)	$3,103	$2,804
Ratios to Average Net Assets:
Gross expenses(6)	0.98%	0.98%
Net expenses(6)(7)	0.86	0.85
Net investment income(6)(7)	0.84	0.97
Portfolio Turnover Rate(5)	11%	52%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02
Net realized and unrealized gain	0.25
Total Income from Operations	0.27
Less Distributions From:
Net investment income	—
Total Distributions	—
Net Asset Value, End of Period	$10.27
Total Return(3)(4)	2.70%
Net Assets, End of Period (millions)	$0(5)
Ratios to Average Net Assets:
Gross expenses(6)	0.83%
Net expenses(6)(7)	0.71
Net investment income(6)(7)	0.99
Portfolio Turnover Rate(4)	11%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Reflects the rate for the Fund as a whole; not on a share class basis.

(5)
Amounts represent less than $1 million.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Small-Mid Cap Equity Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$10.98	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.03	0.04
Net realized and unrealized gain	1.75	1.04
Total Income from Operations	1.78	1.08
Less Distributions From:
Net investment income	—	(0.04)
Net realized gain	—	(0.06)
Total Distributions	—	(0.10)
Net Asset Value, End of Period	$12.76	$10.98
Total Return(4)(5)	16.21%	10.83%
Net Assets, End of Period (millions)	$832	$701
Ratios to Average Net Assets:
Gross expenses(6)	1.14%	1.14%
Net expenses(6)(7)	1.04	1.03
Net investment income(6)(7)	0.48	0.41
Portfolio Turnover Rate(5)	39%	112%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Small-Mid Cap Equity Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01
Net realized and unrealized gain	0.51
Total Income from Operations	0.52
Less Distributions From:
Net investment income	—
Net realized gain	—
Total Distributions	—
Net Asset Value, End of Period	$10.52
Total Return(3)(4)	5.20%
Net Assets, End of Period (millions)	$0(5)
Ratios to Average Net Assets:
Gross expenses(6)	0.99%
Net expenses(6)(7)	0.89
Net investment income(6)(7)	0.63
Portfolio Turnover Rate(4)	39%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Reflects the rate for the Fund as a whole; not on a share class basis.

(5)
Amounts represent less than $1 million.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$11.69	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.08	0.07
Net realized and unrealized gain (loss)	(0.34)	1.70
Total Income (Loss) from Operations	(0.26)	1.77
Less Distributions From:
Net investment income	—	(0.07)
Net realized gain	—	(0.01)
Total Distributions	—	(0.08)
Net Asset Value, End of Period	$11.43	$11.69
Total Return(4)(5)	(2.22)%	17.70%
Net Assets, End of Period (millions)	$1,386	$1,413
Ratios to Average Net Assets:
Gross expenses(6)	1.30%	1.30%
Net expenses(6)(7)	1.19	1.15
Net investment income(6)(7)	1.42	0.69
Portfolio Turnover Rate(5)	17%	50%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.00(3)
Net realized and unrealized gain	0.00(3)
Total Income from Operations	0.00(3)
Less Distributions From:
Net investment income	—
Net realized gain	—
Total Distributions	—
Net Asset Value, End of Period	$10.00
Total Return(4)(5)	0.00%(6)
Net Assets, End of Period (millions)	$0(7)
Ratios to Average Net Assets:
Gross expenses(8)	1.15%
Net expenses(8)(9)	1.04
Net investment income(8)(9)	1.57
Portfolio Turnover Rate(5)	17%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Amounts represent less than 0.01.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

(6)
Amounts represent less than 0.01%.

(7)
Amounts represent less than $1 million.

(8)
Annualized.

(9)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.16	0.31
Net realized and unrealized gain	0.32	0.12
Total Income from Operations	0.48	0.43
Less Distributions From:
Net investment income	(0.14)	(0.26)
Net realized gain	—	(0.03)
Total Distributions	(0.14)	(0.29)
Net Asset Value, End of Period	$10.48	$10.14
Total Return(4)(5)	4.79%	4.34%
Net Assets, End of Period (millions)	$321	$320
Ratios to Average Net Assets:
Gross expenses(6)	1.06%	1.05%
Net expenses(6)(7)	0.90	0.93
Net investment income(6)(7)	3.14	3.18
Portfolio Turnover Rate(5)	54%	57%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03
Net realized and unrealized gain	0.16
Total Income from Operations	0.19
Less Distributions From:
Net investment income	—
Net realized gain	—
Total Distributions	—
Net Asset Value, End of Period	$10.19
Total Return(3)(4)	1.90%
Net Assets, End of Period (millions)	$0(5)
Ratios to Average Net Assets:
Gross expenses(6)	0.91%
Net expenses(6)(7)	0.75
Net investment income(6)(7)	3.29
Portfolio Turnover Rate(4)	54%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Reflects the rate for the Fund as a whole; not on a share class basis.

(5)
Amounts represent less than $1 million.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Real Assets Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$8.94	$10.00
Income (Loss) from Operations:
Net investment income (loss)(3)(4)	(0.00)	0.00
Net realized and unrealized gain (loss)	0.27	(0.78)
Total Income (Loss) from Operations	0.27	(0.78)
Less Distributions From:
Net investment income	—	(0.04)
Net realized gain	—	(0.24)
Total Distributions	—	(0.28)
Net Asset Value, End of Period	$9.21	$8.94
Total Return(5)(6)	3.02%	(7.95)%
Net Assets, End of Period (millions)	$318	$223
Ratios to Average Net Assets:
Gross expenses(7)	1.25%	1.29%
Net expenses(7)(8)	1.21	1.19
Net investment income (loss)(7)(8)	(0.02)	0.02
Portfolio Turnover Rate(6)	43%	58%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Amounts represent less than 0.01.

(5)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(6)
Not annualized.

(7)
Annualized.

(8)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Real Assets Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.00(3)
Net realized and unrealized (loss)	(0.68)
Total (Loss) from Operations	(0.68)
Less Distributions From:
Net investment income	—
Net realized gain	—
Total Distributions	—
Net Asset Value, End of Period	$9.32
Total Return(4)(5)	(6.80)%
Net Assets, End of Period (millions)	$0(6)
Ratios to Average Net Assets:
Gross expenses(7)	1.10%
Net expenses(7)(8)	1.06
Net investment income(7)(8)	0.13
Portfolio Turnover Rate(5)	43%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Amounts represent less than 0.01.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

(6)
Amounts represent less than $1 million.

(7)
Annualized.

(8)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$9.83	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.13	0.21
Net realized and unrealized (loss)	(0.04)	(0.17)
Total Income from Operations	0.09	0.04
Less Distributions From:
Net investment income	(0.13)	(0.19)
Net realized gain	—	(0.02)
Total Distributions	(0.13)	(0.21)
Net Asset Value, End of Period	$9.79	$9.83
Total Return(4)(5)	0.90%	0.34%
Net Assets, End of Period (millions)	$1,641	$1,500
Ratios to Average Net Assets:
Gross expenses(6)	0.91%	0.90%
Net expenses(6)(7)	0.83	0.82
Net investment income(6)(7)	2.69	2.22
Portfolio Turnover Rate(5)	46%	170%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.04
Net realized and unrealized (loss)	(0.01)
Total Income from Operations	0.03
Less Distributions From:
Net investment income	—
Net realized gain	—
Total Distributions	—
Net Asset Value, End of Period	$10.03
Total Return(3)(4)	0.30%
Net Assets, End of Period (millions)	$0(5)
Ratios to Average Net Assets:
Gross expenses(6)	0.76%
Net expenses(6)(7)	0.68
Net investment income(6)(7)	2.84
Portfolio Turnover Rate(4)	46%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Reflects the rate for the Fund as a whole; not on a share class basis.

(5)
Amounts represent less than $1 million.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$9.90	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.18	0.27
Net realized and unrealized (loss)	(0.03)	(0.12)
Total Income from Operations	0.15	0.15
Less Distributions From:
Net investment income	(0.18)	(0.25)
Total Distributions	(0.18)	(0.25)
Net Asset Value, End of Period	$9.87	$9.90
Total Return(4)(5)	1.50%	1.52%
Net Assets, End of Period (millions)	$210	$178
Ratios to Average Net Assets:
Gross expenses(6)	1.01%	1.00%
Net expenses(6)(7)	0.96	0.94
Net investment income(6)(7)	3.65	2.84
Portfolio Turnover Rate(5)	20%	32%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.06
Net realized and unrealized (loss)	(0.00)(3)
Total Income from Operations	0.06
Less Distributions From:
Net investment income	—
Total Distributions	—
Net Asset Value, End of Period	$10.06
Total Return(4)(5)	0.60%
Net Assets, End of Period (millions)	$0(6)
Ratios to Average Net Assets:
Gross expenses(7)	0.86%
Net expenses(7)(8)	0.81
Net investment income(7)(8)	3.80
Portfolio Turnover Rate(5)	20%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Amounts represent less than 0.01.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

(6)
Amounts represent less than $1 million.

(7)
Annualized.

(8)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$9.99	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.19	0.37
Net realized and unrealized (loss)	(0.10)	(0.02)
Total Income from Operations	0.09	0.35
Less Distributions From:
Net investment income	(0.18)	(0.35)
Net realized gain	—	(0.01)
Total Distributions	(0.18)	(0.36)
Net Asset Value, End of Period	$9.90	$9.99
Total Return(4)(5)	0.93%	3.34%
Net Assets, End of Period (millions)	$736	$601
Ratios to Average Net Assets:
Gross expenses(6)	1.11%	1.10%
Net expenses(6)(7)	1.00	0.99
Net investment income(6)(7)	3.75	3.88
Portfolio Turnover Rate(5)	25%	64%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.05
Net realized and unrealized gain	0.00(3)
Total Income from Operations	0.05
Less Distributions From:
Net investment income	—
Net realized gain	—
Total Distributions	—
Net Asset Value, End of Period	$10.05
Total Return(4)(5)	0.50%
Net Assets, End of Period (millions)	$0(6)
Ratios to Average Net Assets:
Gross expenses(7)	0.96%
Net expenses(7)(8)	0.85
Net investment income(7)(8)	3.90
Portfolio Turnover Rate(5)	25%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Amounts represent less than 0.01.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

(6)
Amounts represent less than $1 million.

(7)
Annualized.

(8)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$9.93	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.07	0.08
Net realized and unrealized gain (loss)	0.03	(0.09)
Total Income (Loss) from Operations	0.10	(0.01)
Less Distributions From:
Net investment income	(0.05)	(0.05)
Net realized gain	—	(0.01)
Total Distributions	(0.05)	(0.06)
Net Asset Value, End of Period	$9.98	$9.93
Total Return(4)(5)	1.03%	(0.14)%
Net Assets, End of Period (millions)	$822	$230
Ratios to Average Net Assets:
Gross expenses(6)	0.93%	0.97%
Net expenses(6)(7)	0.79	0.80
Net investment income(6)(7)	1.33	0.79
Portfolio Turnover Rate(5)	96%	69%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.04
Net realized and unrealized (loss)	(0.03)
Total Income from Operations	0.01
Less Distributions From:
Net investment income	—
Net realized gain	—
Total Distributions	—
Net Asset Value, End of Period	$10.01
Total Return(3)(4)	0.10%
Net Assets, End of Period (millions)	$0(5)
Ratios to Average Net Assets:
Gross expenses(6)	0.78%
Net expenses(6)(7)	0.64
Net investment income(6)(7)	1.48
Portfolio Turnover Rate(4)	96%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Reflects the rate for the Fund as a whole; not on a share class basis.

(5)
Amounts represent less than $1 million.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2018(1)	2018(2)
Net asset value, Beginning of Period	$10.20	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.18	0.27
Net realized and unrealized gain	0.01	0.13
Total Income from Operations	0.19	0.40
Less Distributions From:
Net investment income	(0.11)	(0.20)
Total Distributions	(0.11)	(0.20)
Net Asset Value, End of Period	$10.28	$10.20
Total Return(4)(5)	1.89%	3.94%
Net Assets, End of Period (millions)	$1,140	$909
Ratios to Average Net Assets:
Gross expenses(6)	1.80%(7)	1.73%(8)
Net expenses(6)(9)	1.33(7)	1.25(8)
Net investment income(6)(9)	3.41	2.82
Portfolio Turnover Rate(5)	61%	111%

(1)
For the six months ended August 31, 2018 (unaudited).

(2)
For the period from inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Ratio includes interest and dividend expense on short sales which represents less than 0.19%.

(8)
Ratio includes interest and dividend expense on short sales which represents less than 0.12%.

(9)
Reflects fee waivers and/or expense reimbursements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each period:
Class Z
2018(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03
Net realized and unrealized gain	0.03
Total Income from Operations	0.06
Less Distributions From:
Net investment income	—
Total Distributions	—
Net Asset Value, End of Period	$10.06
Total Return(3)(4)	0.60%
Net Assets, End of Period (millions)	$0(5)
Ratios to Average Net Assets:
Gross expenses(6)	1.65%(7)
Net expenses(6)(8)	1.18(7)
Net investment income(6)(8)	3.56
Portfolio Turnover Rate(4)	61%

(1)
For the period from inception (July 16, 2018) through the period ended August 31, 2018 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Reflects the rate for the Fund as a whole; not on a share class basis.

(5)
Amounts represent less than $1 million.

(6)
Annualized.

(7)
Ratio includes interest and dividend expense on short sales which represents less than 0.10%.

(8)
Reflects fee waivers and/or expense reimbursements.

Notes to Financial Statements
August 31, 2018 (unaudited)

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares. Class Z commenced operations on July 16, 2018.
Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).
Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at August 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Corporate Bond & Note	$837,442	$—	$837,442	$—
Common Stocks:
Basic Materials	53,459,931	53,459,931	—	—
Communications	525,245,374	525,245,374	—	—
Consumer Cyclical	223,777,699	223,777,699	—	—
Consumer Non-cyclical	705,246,050	705,246,050	—	—
Energy	179,094,402	179,094,402	—	—
Financial	513,259,240	511,674,617	—	1,584,623
Industrial	290,808,246	290,808,246	—	—
Technology	480,689,468	480,689,468	—	—
Utilities	56,101,759	56,101,759	—	—
Preferred Stock	406,539	—	—	406,539
Short-Term Investments:
Time Deposits	70,979,096	—	70,979,096	—

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Money Market Fund	10,135,978	10,135,978	—	—
Total Investments, at value	$3,110,041,224	$3,036,233,524	$71,816,538	$1,991,162
Other Financial Instruments – Assets
Futures Contract	$425,531	$425,531	$—	$—
Total Other Financial Instruments – Assets	$425,531	$425,531	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$638,936,686	$638,936,686	$—	$—
Exchange Traded Funds (ETFs)	165,352,038	165,352,038	—	—
Short-Term Investments:
Time Deposits	26,410,973	—	26,410,973	—
Money Market Fund	24,705,742	24,705,742	—	—
Total Investments, at value	$855,405,439	$828,994,466	$26,410,973	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$5,453,122	$5,453,122	$—	$—
Australia	26,866,519	—	26,866,519	—
Austria	4,919,398	—	4,919,398	—
Belgium	2,064,943	—	2,064,943	—
Bermuda	1,928,091	—	1,928,091	—
Brazil	20,399,429	10,380,790	10,018,639	—
Canada	28,786,580	28,786,580	—	—
China	87,803,864	24,433,785	63,370,079	—
Denmark	4,590,677	—	4,590,677	—
Egypt	1,798,546	—	1,798,546	—
Finland	4,395,878	—	4,395,878	—
France	62,934,607	—	62,934,607	—
Germany	85,997,466	—	85,997,466	—
Greece	2,394,205	—	2,394,205	—
Hong Kong	25,779,655	—	25,779,655	—
India	74,594,617	—	74,594,617	—
Indonesia	10,518,068	—	10,518,068	—
Ireland	5,028,987	1,391,239	3,637,748	—
Isle of Man	245,041	—	245,041	—
Israel	3,767,667	1,747,730	2,019,937	—
Italy	5,672,311	—	5,672,311	—
Japan	172,311,374	—	172,311,374	—
Malaysia	8,707,346	—	8,707,346	—
Mexico	20,225,622	5,082,123	15,143,499	—
Netherlands	15,815,194	5,237,605	10,577,589	—

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks (continued)
New Zealand	$3,594,968	$—	$3,594,968	$—
Nigeria	355,584	—	355,584	—
Norway	3,780,826	—	3,780,826	—
Pakistan	2,541,211	—	2,541,211	—
Panama	893,090	893,090	—	—
Peru	1,832,022	1,832,022	—	—
Philippines	11,485,139	—	11,485,139	—
Poland	2,928,460	—	2,928,460	—
Portugal	1,764,617	—	1,764,617	—
Russia	6,281,410	6,149,175	132,235	—
Singapore	4,809,808	1,506,710	3,303,098	—
South Africa	17,815,504	1,151,299	16,664,205	—
South Korea	38,977,128	—	38,977,128	—
Spain	18,332,294	2,590,708	15,741,586	—
Sweden	17,946,779	—	17,946,779	—
Switzerland	54,554,622	—	54,554,622	—
Taiwan	45,506,204	12,211,139	33,295,065	—
Thailand	9,766,907	—	9,766,907	—
United Arab Emirates	3,972,005	—	3,972,005	—
United Kingdom	99,259,632	3,821,988	95,437,644	—
United States	47,898,809	43,755,785	4,143,024	—
Exchange Traded Funds (ETFs)	246,390,821	246,390,821	—	—
Short-Term Investments:
Time Deposits	51,111,401	—	51,111,401	—
U.S. Government Agency	8,929,638	—	8,929,638	—
Money Market Fund	13,246,061	13,246,061	—	—
Total Investments, at value	$1,396,974,147	$416,061,772	$980,912,375	$—
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$76,947	$—	$76,947	$—
Total Other Financial Instruments – Assets	$76,947	$—	$76,947	$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contract	$(24,764)	$—	$(24,764)	$—
Total Other Financial Instruments – Liabilities	$(24,764)	$—	$(24,764)	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks	$204,572,051	$204,572,051	$—	$—
Exchange Traded Funds (ETFs)	111,849,488	111,849,488	—	—
Short-Term Investments:
Time Deposits	3,619,929	—	3,619,929	—
Money Market Fund	569,260	569,260	—	—
Total Investments, at value	$320,610,728	$316,990,799	$3,619,929	$—

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks	$271,640,416	$271,640,416	$—	$—
Exchange Traded Fund (ETF)	40,147,557	40,147,557	—	—
Short-Term Investments:
Time Deposits	6,407,573	—	6,407,573	—
Money Market Fund	15,622,956	15,622,956	—	—
Total Investments, at value	$333,818,502	$327,410,929	$6,407,573	$—
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$402,418,063	$—	$402,418,063	$—
Collateralized Mortgage Obligations	349,177,922	—	349,177,922	—
Corporate Bonds & Notes	310,531,743	—	310,531,743	—
Mortgage-Backed Securities	304,834,405	—	304,834,405	—
Asset-Backed Securities	138,994,790	—	138,994,790	—
Senior Loans	53,661,864	—	53,661,864	—
Sovereign Bonds	20,453,484	—	20,453,484	—
Municipal Bonds	3,478,614	—	3,478,614	—
Short-Term Investments:
Time Deposits	53,851,871	—	53,851,871	—
Money Market Fund	906,892	906,892	—	—
Total Investments, at value	$1,638,309,648	$906,892	$1,637,402,756	$—
Other Financial Instruments – Liabilities
Forward Sale Commitment	$(2,076,377)	$—	$(2,076,377)	$—
Total Other Financial Instruments – Liabilities	$(2,076,377)	$—	$(2,076,377)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$119,506,111	$—	$119,506,111	$—
Asset-Backed Securities	21,652,889	—	21,652,889	—
Collateralized Mortgage Obligations	14,915,820	—	14,915,820	—
Senior Loans	6,883,553	—	6,883,553	—
U.S. Government Obligations	3,825,655	—	3,825,655	—
Sovereign Bonds	721,738	—	721,738	—
Exchange Traded Fund (ETF)	25,446,982	25,446,982	—	—
Common Stock	395,619	—	—	395,619
Short-Term Investments:
Commercial Papers	9,870,087	—	9,870,087	—
Time Deposits	6,384,803	—	6,384,803	—
U.S. Government Obligations	1,598,719	—	1,598,719	—
Money Market Fund	370,740	370,740	—	—
Total Investments, at value	$211,572,716	$25,817,722	$185,359,375	$395,619
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$50,109	$—	$50,109	$—
Total Other Financial Instruments – Assets	$50,109	$—	$50,109	$—

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes	$492,480,408	$—	$492,480,408	$—
Senior Loans	57,725,139	—	56,548,318	1,176,821
Sovereign Bonds	45,642,104	—	45,642,104	—
Preferred Stocks:
Bermuda	2,687,022	2,687,022	—	—
United States	11,033,659	9,794,623	1,239,036	—
Common Stocks:
Colombia	301,208	301,208	—	—
United States	6,236,750	2,188,415	—	4,048,335
Short-Term Investments:
Commercial Papers	96,985,309	—	96,985,309	—
Time Deposits	17,619,109	—	17,619,109	—
Money Market Fund	3,333,215	3,333,215	—	—
Total Investments, at value	$734,043,923	$18,304,483	$710,514,284	$5,225,156
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$46,935	$—	$46,935	$—
Total Other Financial Instruments – Assets	$46,935	$—	$46,935	$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contract	$(678)	$—	$(678)	$—
Total Other Financial Instruments – Liabilities	$(678)	$—	$(678)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$640,905,677	$—	$640,905,677	$—
Short-Term Investments:
Time Deposits	138,510,135	—	138,510,135	—
Municipal Bonds	66,169,397	—	66,169,397	—
Total Investments, at value	$845,585,209	$—	$845,585,209	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$6,750,080	$—	$6,750,080	$—
Communications	62,157,568*	—	62,157,568	—*
Consumer Cyclical	15,434,869	—	15,434,869	—
Consumer Non-cyclical	40,331,544	—	40,331,544	—
Diversified	4,542,577	—	4,542,577	—
Energy	36,714,225	—	36,714,225	—
Financial	37,612,739	2,401,769	35,210,970	—
Industrial	9,573,626	—	9,573,626	—
Technology	10,518,385	—	10,518,385	—
Utilities	7,481,739	—	7,481,739	—
Senior Loans	57,972,040	—	57,820,140	151,900
Municipal Bonds	17,656,425	—	17,656,425	—

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund (continued)
Investments, at value (continued)
U.S. Government Obligations	$8,771,930	$—	$8,771,930	$—
Open-End Funds	218,947,853	—	218,947,853	—
Common Stocks:
Basic Materials	7,012,974	7,012,974	—	—
Communications	6,393,723	1,431,121	4,962,602	—
Consumer Non-cyclical	60,799,182	60,799,182	—	—
Diversified	6,738,859	6,738,859	—	—
Financial	40,565,897	40,565,897	—	—
Industrial	24,023,116	24,023,116	—	—
Technology	12,599,308	12,599,308	—	—
Closed-End Funds	126,965,979	124,018,121	—	2,947,858
Preferred Stock	5,169,291	5,169,291	—	—
Exchange Traded Funds (ETFs)	2,318,061	2,318,061	—	—
Warrants	379,029	379,029	—	—
Rights	127,966	121,421	6,545	—
Purchased Options	203,699	163,845	39,854	—
Short-Term Investments:
Time Deposits	235,917,742	—	235,917,742	—
Money Market Fund	18,686,651	18,686,651	—	—
Total Investments, at value	$1,082,367,077*	$306,428,645	$772,838,674	$3,099,758*
Other Financial Instruments – Assets
Forward Foreign Currency Contract	$21,204	$—	$21,204	$—
Total Other Financial Instruments – Assets	$21,204	$—	$21,204	$—
Other Financial Instruments – Liabilities
Option Contracts Written	$(8,472)	$—	$(8,472)	$—
Futures Contracts	(122,664)	(122,664)	—	—
Securities Sold Short:
Corporate Bonds & Notes	(6,130,512)	—	(6,130,512)	—
Exchange Traded Funds (ETFs)	(40,305,359)	(40,305,359)	—	—
Common Stocks	(5,286,138)	(5,286,138)	—	—
Total Other Financial Instruments – Liabilities	$(51,853,145)	$(45,714,161)	$(6,138,984)	$—

*
Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
During the period ended August 31, 2018, Destinations Low Duration Fixed Income Fund had transfers from Level 3 to Level 2 of  $2,404,891. Destinations Global Fixed Income Opportunities Fund had transfers from Level 3 to Level 2 of $2,208,250 and transfers from Level 1 to Level 2 of  $1,239,036. Destinations Multi Strategy Alternatives Fund had di minimus transfers under 1% of net assets from Level 2 to Level 3, transfers from Level 1 to Level 3 of  $727,272 and transfers from Level 1 to Level 2 of  $59,751,160.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2018 through August 31, 2018:
	Total		Closed-End Funds	Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Senior Loans
Destinations Large Cap Equity Fund
Balance as of February 28, 2018		$406,539	$—		$—	$—	$406,539	$—
Purchases		1,584,623	—		1,584,623	—	—	—
(Sales/Paydowns)		—	—		—	—	—	—
Total realized gain (loss)		—	—		—	—	—	—
Change in unrealized appreciation (depreciation)		—	—		—	—	—	—
Transfers In		—	—		—	—	—	—
Transfers Out		—	—		—	—	—	—
Balance as of August 31, 2018		$1,991,162	$—		$1,584,623	$—	$406,539	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2018		$—	$—		$—	$—	$—	$—
Destinations International Equity Fund
Balance as of February 28, 2018	$	—*	$—	$	—*	$—	$—	$—
Purchases		—	—		—	—	—	—
(Sales/Paydowns)		—*	—		—*	—	—	—
Total realized gain (loss)		—	—		—	—	—	—
Change in unrealized appreciation (depreciation)		—	—		—	—	—	—
Transfers In		—	—		—	—	—	—
Transfers Out		—	—		—	—	—	—
Balance as of August 31, 2018		$—	$—		$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2018		$—	$—		$—	$—	$—	$—
Destinations Real Assets Fund
Balance as of February 28, 2018		$168,232	$—		$168,232	$—	$—	$—
Purchases		—	—		—	—	—	—
(Sales/Paydowns)		(201,123)	—		(201,123)	—	—	—
Total realized gain (loss)		32,891	—		32,891	—	—	—
Change in unrealized appreciation (depreciation)		—	—		—	—	—	—
Transfers In		—	—		—	—	—	—
Transfers Out		—	—		—	—	—	—
Balance as of August 31, 2018		$—	$—		$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2018		$—	$—		$—	$—	$—	$—

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

3. Investment valuation (continued)
	Total	Closed-End Funds	Common Stocks		Corporate Bonds & Notes		Preferred Stocks	Senior Loans
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2018	$2,766,482	$—		$—		$2,766,482	$—	$—
Purchases	395,660	—		395,660		—	—	—
(Sales/Paydowns)	(347,981)	—		—		(347,981)	—	—
Accrued Discounts (premiums)	—	—		—		—	—	—
Total realized gain (loss)	(25,362)	—		—		(25,362)	—	—
Change in unrealized appreciation (depreciation)	11,711	—		(41)		11,752	—	—
Transfers In	—	—		—		—	—	—
Transfers Out	(2,404,891)	—		—		(2,404,891)	—	—
Balance as of August 31, 2018	$395,619	$—		$395,619		$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2018	$(41)	$—		$(41)		$—	$—	$—
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2018	$5,058,416	$—		$—		$3,293,023	$—	$1,765,393
Purchases	5,895,187	—		4,728,209		—	—	1,166,978
(Sales/Paydowns)	(2,691,807)	—		—		(1,048,483)	—	(1,643,324)
Accrued Discounts (premiums)	—	—		—		—	—	—
Total realized gain (loss)	(71,456)	—		—		(71,547)	—	91
Change in unrealized appreciation (depreciation)	(756,934)	—		(679,874)		35,257	—	(112,317)
Transfers In	—	—		—		—	—	—
Transfers Out	(2,208,250)	—		—		(2,208,250)	—	—
Balance as of August 31, 2018	$5,225,156	$—		$4,048,335		$—	$—	$1,176,821
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2018	$(679,874)	$—		$(679,874)		$—	$—	$—
Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2018	$197,907*	$—	$	—*		$8,032	$—	$189,875*
Purchases	2,032,599*	2,032,203		—		—	—	396
(Sales/Paydowns)	(1,703)*	—		—*		(80)	—	(1,623)*
Total realized gain (loss)	(160,567)	—		—		(160,567)	—	—
Change in unrealized appreciation (depreciation)	304,250	188,383		—		152,615	—	(36,748)
Transfers In	727,272*	727,272		—		—*	—	—
Transfers Out	—	—		—		—	—	—
Balance as of August 31, 2018	$3,099,758*	$2,947,858		$—	$	—*	$—	$151,900*
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2018	$150,408	$188,383		$—		$—	$—	$(37,975)

*
Includes securities that are fair valued at $0.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments
Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
(d)
Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
iv.
Total Return Swaps. Certain Funds may enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2018:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$425,531	$425,531
	$—	$—	$—	$425,531	$425,531

Effect of Derivative Instruments on the Statements of Operations as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$437,121	$437,121
	$—	$—	$—	$437,121	$437,121
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$287,852	$287,852
	$—	$—	$—	$287,852	$287,852

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$76,947	$—	$—	$76,947
	$—	$76,947	$—	$—	$76,947
Liability derivatives
Unrealized depreciation on forward foreign currency contracts(e)	$—	$24,764	$—	$—	$24,764
	$—	$24,764	$—	$—	$24,764

Effect of Derivative Instruments on the Statements of Operations as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$714,307	$—	$—	$714,307
	$—	$714,307	$—	$—	$714,307
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$117,138	$—	$—	$117,138
	$—	$117,138	$—	$—	$117,138

Destinations Real Assets Fund
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(27,748)	$—	$—	$(27,748)
	$—	$(27,748)	$—	$—	$(27,748)

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$50,109	$—	$—	$50,109
	$—	$50,109	$—	$—	$50,109

Effect of Derivative Instruments on the Statements of Operations as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$344,500	$—	$—	$344,500
	$—	$344,500	$—	$—	$344,500
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$50,109	$—	$—	$50,109
	$—	$50,109	$—	$—	$50,109

Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$46,935	$—	$—	$46,935
	$—	$46,935	$—	$—	$46,935
Liability derivatives
Unrealized depreciation on forward foreign currency contracts(e)	$—	$678	$—	$—	$678
	$—	$678	$—	$—	$678

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Global Fixed Income Opportunities Fund (continued)
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$144,655	$—	$—	$144,655
	$—	$144,655	$—	$—	$144,655
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$46,257	$—	$—	$46,257
	$—	$46,257	$—	$—	$46,257

Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset derivatives
Purchased options(d)	$—	$—	$—	$203,699	$203,699
Unrealized appreciation on forward foreign currency contracts(d)	—	21,204	—	—	21,204
	$—	$21,204	$—	$203,699	$224,903
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$8,472	$8,472
Unrealized depreciation on open futures contracts(a)	122,664	—	—	—	122,664
	$122,664	$—	$—	$8,472	$131,136

Effect of Derivative Instruments on the Statements of Operations as of August 31, 2018
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$136,654	$136,654
Net realized gain (loss) on options contracts written	—	—	—	75,406	75,406
Net realized gain (loss) on futures contracts	148,201	—	—	—	148,201
Net realized gain (loss) on forward foreign currency contracts	—	532,754	—	—	532,754
Net realized gain (loss) on swap contracts	—	288,581	(583,729)	580,903	285,755
	$148,201	$821,335	$(583,729)	$792,963	$1,178,770

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Multi Strategy Alternatives Fund (continued)
Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased options	$—	$—	$—	$(807,177)	$(807,177)
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	1,687,218	1,687,218
Net change in unrealized appreciation (depreciation) on futures contracts	(239,968)	—	—	—	(239,968)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(127,596)	—	—	(127,596)
Net change in unrealized appreciation (depreciation) on swap contracts	—	(124,537)	27,872	(64,614)	(161,279)
	$(239,968)	$(252,133)	$27,872	$815,427	$351,198

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.

(d)
Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts.

(e)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts or options contracts written, at value.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the period ended August 31, 2018 were as follows:
Destinations Large Cap Equity Fund
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Futures contracts	$—	$—	$—	$11,317,296	$11,317,296
Destinations International Equity Fund
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward foreign currency contracts	$—	$15,030,070	$—	$—	$15,030,070
Destinations Real Assets Fund
The Fund invested in an immaterial volume of forward foreign currency contracts during the year, and no positions were held as of August 31, 2018.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Low Duration Fixed Income Fund
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward foreign currency contracts	$—	$4,205,844	$—	$—	$4,205,844
Destinations Global Fixed Income Opportunities Fund
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward foreign currency contracts	$—	$2,543,560	$—	$—	$2,543,560
Destinations Multi Strategy Alternatives Fund
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options	$—	$—	$—	$368,058	$368,058
Option contracts written	—	—	—	1,644,520	1,644,520
Futures contracts	79,841,545	—	—	—	79,841,545
Forward foreign currency contracts	—	11,323,747	—	—	11,323,747
Swap contracts	5,535,192	—	2,546,000	35,986,310	44,067,502
5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).
The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2018.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$9,936,044	—	$(9,936,044)	$—
Destinations Small-Mid Cap Equity Fund	24,153,258	—	(24,153,258)	—
Destinations International Equity Fund	12,626,972	—	(12,626,972)	—
Destinations Equity Income Fund	555,150	—	(555,150)	—
Destinations Real Assets Fund	14,859,304	—	(14,859,304)	—
Destinations Core Fixed Income Fund	888,349	—	(888,349)	—
Destinations Low Duration Fixed Income Fund	363,266	—	(363,266)	—
Destinations Global Fixed Income Opportunities Fund	3,189,640	—	(3,189,640)	—
Destinations Multi Strategy Alternatives Fund	18,273,304	—	(18,273,304)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $10,135,978, $24,705,742, $13,246,061, $569,260, $15,622,956, $906,892, $370,740, $3,333,215 and $18,686,651, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The table below represents the disaggregation at August 31, 2018 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.
	Remaining Contractual Maturity of the Agreements As of August 31, 2018
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$10,135,978	$—	$—	$—	$10,135,978
Total Borrowings	$10,135,978	$—	$—	$—	$10,135,978
Gross amount of recognized liabilities for securities lending transactions					$10,135,978
Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$24,666,710	$—	$—	$—	$24,666,710
Exchange Traded Funds (ETFs)	39,032	—	—	—	39,032
Total Borrowings	$24,705,742	$—	$—	$—	$24,705,742
Gross amount of recognized liabilities for securities lending transactions					$24,705,742
Destinations International Equity Fund
Securities Lending Transactions
Common Stocks	$13,246,061	$—	$—	$—	$13,246,061
Total Borrowings	$13,246,061	$—	$—	$—	$13,246,061
Gross amount of recognized liabilities for securities lending transactions					$13,246,061
Destinations Equity Income Fund
Securities Lending Transactions
Exchange Traded Funds (ETFs)	$569,260	$—	$—	$—	$569,260
Total Borrowings	$569,260	$—	$—	$—	$569,260
Gross amount of recognized liabilities for securities lending transactions					$569,260
Destinations Real Assets Fund
Securities Lending Transactions
Common Stocks	$15,617,756	$—	$—	$—	$15,617,756
Exchange Traded Funds (ETFs)	5,200	—	—	—	5,200
Total Borrowings	$15,622,956	$—	$—	$—	$15,622,956
Gross amount of recognized liabilities for securities lending transactions					$15,622,956
Destinations Core Fixed Income Fund
Securities Lending Transactions
Corporate Securities	$906,892	—	—	—	$906,892
Total Borrowings	$906,892	$—	$—	$—	$906,892

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of August 31, 2018
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Gross amount of recognized liabilities for securities lending transactions					$906,892
Destinations Low Duration Fixed Income Fund
Securities Lending Transactions
Exchange Traded Funds (ETFs)	$370,740	$—	$—	$—	$370,740
Total Borrowings	$370,740	$—	$—	$—	$370,740
Gross amount of recognized liabilities for securities lending transactions					$370,740
Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions
Corporate Securities	$3,134,315	$—	$—	$—	$3,134,315
Preferred Stocks	198,900	—	—	—	198,900
Total Borrowings	$3,333,215	$—	$—	$—	$3,333,215
Gross amount of recognized liabilities for securities lending transactions					$3,333,215
Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions
Corporate Securities	$11,228,406	$—	$—	$—	$11,228,406
Common Stocks	7,800	—	—	—	7,800
Preferred Stocks	7,450,445	—	—	—	7,450,445
Total Borrowings	$18,686,651	$—	$—	$—	$18,686,651
Gross amount of recognized liabilities for securities lending transactions			$—	$—	$18,686,651

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year,

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.
(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income and Destinations Multi Strategy Alternatives Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity, Destinations International Equity and Destinations Real Assets Funds to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the 2018 tax returns.
(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
The following table summarizes the Funds’ wholly and partially unfunded loans positions as of August 31, 2018.
	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Destinations Core Fixed Income Fund
Access CIG LLC	$26,036	$26,153	$26,118	$(35)
Dentalcorp of Canada ULC	43,430	43,581	43,575	(6)
Mavis Tire Express Services Corp.	81,494	81,494	80,679	(815)
	$150,960	$151,228	$150,372	$(856)
Destinations Global Fixed Income Opportunities Fund
YI LLC	$560,279	$559,177	$558,878	$(299)

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2018 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2018.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund:
Forward foreign currency contracts	$76,947	$24,764
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$76,947	$24,764
Destinations Low Duration Fixed Income Fund:
Forward foreign currency contracts	$50,109	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$50,109	$—
Destinations Global Fixed Income Opportunities Fund:
Forward foreign currency contracts	$46,935	$678
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$46,935	$678

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations Multi Strategy Alternatives Fund:
Forward foreign currency contracts	$21,204	$—
Options contracts	39,854	8,472
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$61,058	$8,472

(a)
Excludes exchange-traded derivatives.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2018.
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations International Equity Fund
Over-the-counter
Citigroup Global Markets Inc.	$10,987	$—	$—	$10,987
State Street Bank and Trust Co.	65,960	—	—	65,960
Total Over-the-counter derivative instruments	$76,947	$—	$—	$76,947

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations International Equity Fund
Over-the-counter
UBS AG.	$24,764	$—	$—	$24,764
Total Over-the-counter derivative instruments	$24,764	$—	$—	$24,764

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$50,109	$—	$—	$50,109
Total Over-the-counter derivative instruments	$50,109	$—	$—	$50,109

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$46,935	$(678)	$—	$46,257
Total Over-the-counter derivative instruments	$46,935	$(678)	$—	$46,257

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$678	$(678)	$—	$—
Total Over-the-counter derivative instruments	$678	$(678)	$—	$—

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Bank of America	$39,854	$(8,472)	$—	$31,382
Goldman Sachs & Co.	21,204	—	—	21,204
Total Over-the-counter derivative instruments	$61,058	$(8,472)	$—	$52,586

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Collateral Received(e)	Net Amount(d)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Bank of America	$8,472	$(8,472)	$—	$—
Total Over-the-counter derivative instruments	$8,472	$(8,472)	$—	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
Net amount represents the new amount receivable from the counterparty in the event of default.

(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)
Net amount represents the net amount payable to the counterparty in the event of default.

(e)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

6. Significant Risks and Uncertainties
(a)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(d)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Investment Management Agreement
Brinker Capital, Inc., serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate subadvisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:
Fund	Subadvisory Fee	Brinker Capital Inc. Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.24%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.41%	0.39%	0.90%
Destinations International Equity Fund	0.50%	0.39%	1.00%
Destinations Equity Income Fund	0.25%	0.39%	0.80%
Destinations Real Assets Fund	0.57%	0.39%	1.00%
Destinations Core Fixed Income Fund	0.18%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.26%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.17%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.49%	0.39%	1.35%

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

7. Investment Management Agreement (continued)
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2018 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.
The Adviser voluntarily waived a portion of its advisory fee for Destinations Municipal Fixed Income Fund in order to keep the Funds’ expected total annual operating expenses at or below 0.80%. This voluntary waiver applies only to the advisory fee and does not apply to any other direct or indirect expenses incurred by the Fund. The Adviser may discontinue all or part of this voluntary waiver at anytime.
For the period ended August 31, 2018, the amounts waived by the Adviser were as follows:
Fund
Destinations Large Cap Equity Fund	$1,752,934
Destinations Small-Mid Cap Equity Fund	375,018
Destinations International Equity Fund	749,040
Destinations Equity Income Fund	261,756
Destinations Real Assets Fund	55,394
Destinations Core Fixed Income Fund	631,868
Destinations Low Duration Fixed Income Fund	42,772
Destinations Global Fixed Income Opportunities Fund	355,845
Destinations Municipal Fixed Income Fund	266,944
Destinations Multi Strategy Alternatives Fund	2,315,925
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory program that does not include a sub-transfer agent fee.
For the period ended August 31, 2018, class specific expenses were as follows:
	Sub-Transfer Agent Fees
	Class I	Class Z
Destinations Large Cap Equity Fund	$2,168,103	$—
Destinations Small-Mid Cap Equity Fund	$567,366	$—
Destinations International Equity Fund	$1,045,026	$—
Destinations Equity Income Fund	$236,848	$—
Destinations Real Assets Fund	$200,244	$—
Destinations Core Fixed Income Fund	$1,150,443	$—
Destinations Low Duration Fixed Income Fund	$139,522	$—
Destinations Global Fixed Income Opportunities Fund	$476,218	$—
Destinations Municipal Fixed Income Fund	$285,178	$—
Destinations Multi Strategy Alternatives Fund	$728,906	$—

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

9. Investments
During the period ended August 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
Fund	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$424,428,956	$298,793,553	$—	$—
Destinations Small-Mid Cap Equity Fund	294,421,876	282,098,804	—	—
Destinations International Equity Fund	223,796,789	225,397,442	—	—
Destinations Equity Income Fund	166,486,317	172,887,566	—	—
Destinations Real Assets Fund	148,302,782	107,855,283	—	—
Destinations Core Fixed Income Fund	242,373,748	158,762,186	576,310,849	519,063,005
Destinations Low Duration Fixed Income Fund	100,895,259	29,811,795	1,855,336	713,971
Destinations Global Fixed Income Opportunities Fund	243,027,598	130,880,821	135,000	—
Destinations Municipal Fixed Income Fund	618,409,065	266,121,864	—	—
Destinations Multi Strategy Alternatives Fund	500,854,340	501,324,472	—	—
At August 31, 2018, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$2,586,461,722	$607,600,134	$(83,595,101)	$524,005,033
Destinations Small-Mid Cap Equity Fund	725,269,326	140,457,794	(10,321,681)	130,136,113
Destinations International Equity Fund	1,261,230,672	199,439,588	(63,643,930)	135,795,658
Destinations Equity Income Fund	313,682,064	19,263,607	(12,334,943)	6,928,664
Destinations Real Assets Fund	358,632,672	15,794,706	(40,608,876)	(24,814,170)
Destinations Core Fixed Income Fund	1,666,714,404	4,718,698	(33,123,454)	(28,404,756)
Destinations Low Duration Fixed Income Fund	213,659,008	369,664	(2,405,847)	(2,036,183)
Destinations Global Fixed Income Opportunities Fund	743,495,550	1,584,969	(10,990,339)	(9,405,370)
Destinations Municipal Fixed Income Fund	848,499,022	410,341	(3,324,154)	(2,913,813)
Destinations Multi Strategy Alternatives Fund	1,073,334,898	38,537,926	(29,465,824)	9,072,102
10. Shares of Beneficial Interest
At August 31, 2018, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2018, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Notes to Financial Statements
August 31, 2018 (unaudited) (continued)

10. Shares of Beneficial Interest (continued)
Transactions in shares of each Fund’s Class were as follows:
	Period ended August 31, 2018	Period ended August 31, 2018*	Period ended February 28, 2018**
	Class I	Class Z	Class I
Destinations Large Cap Equity Fund
Shares sold	270,845,134	20	287,473,592
Shares issued on reinvestment	—	—	1,649,228
Shares repurchased	(261,389,295)	—	(49,722,622)
Net Increase	9,455,839	20	239,400,198
Destinations Small-Mid Cap Equity Fund
Shares sold	70,655,057	20	75,742,390
Shares issued on reinvestment	—	—	515,514
Shares repurchased	(69,206,081)	—	(12,450,205)
Net Increase	1,448,976	20	63,807,699
Destinations International Equity Fund
Shares sold	131,408,371	20	133,664,043
Shares issued on reinvestment	—	—	808,593
Shares repurchased	(130,992,693)	—	(13,681,974)
Net Increase	415,678	20	120,790,662
Destinations Equity Income Fund
Shares sold	33,538,725	20	40,405,705
Shares issued on reinvestment	424,054	—	871,531
Shares repurchased	(34,945,709)	—	(9,715,757)
Net Increase (Decrease)	(982,930)	20	31,561,479

Notes to Financial Statements
August 31, 2018 (unaudited) (concluded)

10. Shares of Beneficial Interest (concluded)
	Period ended August 31, 2018	Period ended August 31, 2018*	Period ended February 28, 2018**
	Class I	Class Z	Class I
Destinations Real Assets Fund
Shares sold	38,300,218	20	26,710,372
Shares issued on reinvestment	—	—	587,864
Shares repurchased	(28,598,228)	—	(2,404,971)
Net Increase	9,701,990	20	24,893,265
Destinations Core Fixed Income Fund
Shares sold	178,823,172	20	170,214,773
Shares issued on reinvestment	2,053,363	—	2,882,755
Shares repurchased	(165,832,421)	—	(20,562,920)
Net Increase	15,044,114	20	152,534,608
Destinations Low Duration Fixed Income Fund
Shares sold	22,847,517	20	20,631,298
Shares issued on reinvestment	342,537	—	407,204
Shares repurchased	(19,962,336)	—	(3,006,453)
Net Increase	3,227,718	20	18,032,049
Destinations Global Fixed Income Opportunities Fund
Shares sold	79,322,342	20	65,732,883
Shares issued on reinvestment	1,193,204	—	1,756,026
Shares repurchased	(66,331,364)	—	(7,289,447)
Net Increase	14,184,182	20	60,199,462
Destinations Municipal Fixed Income Fund
Shares sold	87,315,691	20	25,843,707
Shares issued on reinvestment	230,080	—	117,490
Shares repurchased	(28,378,754)	—	(2,828,194)
Net Increase	59,167,017	20	23,133,003
Destinations Multi Strategy Alternatives Fund
Shares sold	118,075,918	20	112,492,168
Shares issued on reinvestment	983,218	—	1,912,479
Shares repurchased	(97,333,403)	—	(25,231,900)
Net Increase	21,725,733	20	89,172,747

*
The values shown represent the period from Fund’s Class Z inception (July 16, 2018) through the period end August 31, 2018.

**
The values shown represent the period from Fund’s Class I inception (March 20, 2017) through the period end February 28, 2018.

11. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.

Board Approval of Investment Advisory Agreements (unaudited)

Approval of Investment Advisory Agreements
Pursuant to the investment advisory agreement (the “Management Agreement”) between Brinker Capital Destinations Trust (the “Trust,” and each series thereof, a “Fund”) and Brinker Capital, Inc. (the “Manager”), the Manager both selects investments in third-party funds and serves as “manager of managers” for the Trust in that the Manager selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them by the Manager pursuant to investment advisory agreements (the “Sub-advisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.
The Investment Company Act of 1940 (the “1940 Act”), requires that any investment advisory agreements with mutual funds (including sub-advisory agreements) be approved initially and renewed annually (after an initial period of up to two years), by the funds’ board of trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the investment advisory agreements, by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of any investment advisory agreements, the board must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to such approval, and the investment adviser (and any sub-advisers) are required to provide such information.
At an in-person meeting of the Board held on June 7, 2018 (“June Meeting”), the Board of Trustees of the Trust (the “Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” with respect to the Trust, the Manager or any Sub-advisers, (the “Independent Trustees”), approved two new Sub-advisory Agreements, one between the Manager and Strategas Asset Management, LLC (“Strategas”) with respect to the Destinations Large Cap Equity Fund, and a second between the Manager and FIAM, LLC (“FIAM”) with respect to the Destinations Municipal Fixed Income Fund, pursuant to which each Sub-adviser will provide day-to-day management of a percentage of the respective Fund’s portfolio allocated to it by the Manager. In voting to approve the Sub-advisory Agreements, the Board decided that the approval of each Sub-advisory Agreement would be in the best interests of the applicable Fund and its shareholders, based on several factors including those discussed below.
Nature, Extent and Quality of Services Provided to the Funds under the Sub-advisory Agreements
The Board received and considered information regarding the nature, extent and quality of services to be provided to each Fund by its respective proposed new sub-adviser under the applicable Sub-advisory Agreement. The Board considered information regarding the process by which the Manager had evaluated and decided to recommend the proposed sub-advisers for Board approval and the supervisory activities over the sub-advisers, to be provided by the Manager, including monitoring each Sub-adviser’s compliance with the investment objectives, policies, and restrictions of the applicable Fund. The Board considered each Sub-adviser’s proposed specific responsibilities in the day-to-day management of the portion of the respective Fund’s assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the applicable Fund’s assets to be managed by each Sub-adviser, and other key personnel at the Sub-advisers. The Board specifically took into account each Sub-adviser’s investment process and capabilities. With respect to each Sub-adviser, the Board also considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the applicable Fund. The Board also reviewed information received from the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and those of each of the Sub-advisers.
The Board then discussed with representatives of the Manager the portfolio management strategy proposed to be employed by each Sub-adviser. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by each such Sub-adviser were adequate and appropriate in light of  (i) each such Sub-adviser’s experience and the qualifications of its investment personnel in providing portfolio management services (and, in the case of Strategas, quantitative models) to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by each such Sub-adviser in managing a portion of the applicable Fund’s assets allocated to it, (iii) how each such Sub-adviser was expected to complement the applicable Fund’s existing sub-advisers, (iv) each such Sub-adviser’s compliance program (including, in the case of Strategas, the compliance resources of its ultimate parent, Baird Financial Group, would be leveraged by Strategas), and (v) the Manager’s recommendation to engage each Sub-adviser (including, with respect to Strategas, the Manager’s objective of identifying new entrants to the marketplace to potentially engage as a sub-adviser to the Funds).

Board Approval of Investment Advisory Agreements (unaudited) (concluded)

Fund Performance
Because the Sub-advisers were to be newly-appointed for the Funds, the Board could not consider their investment performance in managing the respective Fund’s assets as a factor in evaluating the proposed Sub-advisory Agreements during the June Meeting. The Board, however, received information from management regarding FIAM’s historical performance returns managing investment mandates similar to that of the Destinations Municipal Fixed Income Fund, with such performance compared to a relevant index. The Board also received information from management regarding Strategas’ historical performance returns managing large cap investment mandates (including on a non-discretionary basis or through the delivery of investment models), with such performance compared to a relevant index. The Board discussed with representatives of the Manager the investment strategy to be employed by each Sub-adviser in the management of the respective Fund’s assets. The Board discussed the reputation and experience of each Sub-adviser, the respective portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating, and overseeing investment managers, including new entrants to the market such as Strategas. The Board noted that Strategas was a newly registered investment adviser with a limited track record, but took into consideration the Fund’s overall investment portfolio and the Manager’s thesis for recommending the addition of Strategas, including the Manager’s own past experience with Strategas. The Board also took into account the fact that the Manager initially would allocate only 2% of the Destinations Large Cap Equity Fund’s portfolio to Strategas so that the Manager could gradually implement Strategas into the Fund’s overall portfolio. The Board determined that these factors supported a decision to approve each Sub-advisory Agreement.
Sub-advisory Fees and Expense Ratio; Economies of Scale and Other Benefits
The Board considered the proposed fees payable under each Sub-advisory Agreement, noting that the proposed fees would be paid to the new Sub-advisers by the Manager and, thus, would not impact the fees paid by the Funds. The Board concluded that the proposed fees payable to each Sub-adviser by the Manager with respect to the assets to be managed by each Sub-adviser were reasonable and appropriate. The Board recognized that, because each Sub-adviser’s fee would be paid by the Manager, and not the applicable Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Manager. The Board received and considered a profitability analysis of the Manager with respect to the addition of Strategas and FIAM as Sub-advisers to the respective Funds and determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Funds by the Manager and the respective Sub-adviser, noting in particular the existence of an ongoing contractual fee waiver pursuant to which the total amount of advisory fees capable of being retained by the Manager is equal to 39 basis points of each Fund’s assets. Similarly, the Board recognized that, because each Sub-adviser’s fee would be paid by the Manager, and not the applicable Fund, an analysis of economies of scale with respect to each Sub-adviser was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Manager. The Board also concluded that any benefits that were expected to accrue to either new Sub-adviser by virtue of its relationship with the applicable Fund were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to approve each proposed sub-advisory agreement with the applicable Sub-adviser for an initial two-year period, having determined that each agreement would be in the best interests of the applicable Fund.
Following the Board’s approval, the Manager entered into a sub-advisory agreement with each Sub-adviser, each of which became effective as of June 7, 2018. Strategas began managing the assets of the Destinations Large Cap Equity Fund allocated to it by the Manager on July 5, 2018 and FIAM began managing the assets of the Destinations Municipal Fixed Income Fund allocated to it by the Manager on July 17, 2018.

Additional Information (unaudited)

Trustees and Officers of the Trust
The Board is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the entities that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Brinker Capital, Inc. (“Manager”) serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy, meaning that, in addition to selecting investments in third-party funds, the Manager selects and oversees professional money managers (each a “Sub-adviser”) each of which is responsible for investing the assets of the Funds allocated to it. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses and years of birth, their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of the Manager.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
Ellyn L. Brown Brown Associates 11055 Greenspring Ave, Annex A Lutherville, MD 21093 Birth Year: 1950	Chairman of the Board of Trustees**	Chair as of April 1, 2018; Trustee Since 2017	Retired Attorney since 2006. Former Principal of Brown and Associates from 1996 to 2006.	10	CNO Financial, Inc. since 2012, Walter Investment Management Corp. from 2013 to 2017, NYSE Regulation, Inc. from 2010 to 2014. NYSE Euronext and predecessor entities from 2006 to 2013, Financial Industry Regulatory Authority, Inc. (FINRA) from 2007 to 2012, Financial Accounting Foundation, Inc. from 2007 to 2012
J. Scott Coleman, CFA 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	Retired since 2015. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Optimum Fund Trust from 2011 to 2015.
Nicholas Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Bank, Delaware from 2011to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Gregory E. McGowan Franklin Templeton 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	Senior Strategic Advisor, Franklin Templeton Investments since 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Global Capital PLC (Malta Public Company), Palladium PLC (Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management
Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L.

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Since April 1, 2018.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INTERESTED TRUSTEES*
Joseph V. Del Raso** Pepper Hamilton LLP 3000 Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Pepper Hamilton LLP (law firm) since 1998.	10	Global Capital PLC (Malta Public Company), Palladium PLC (Malta Public Company)
Noreen D. Beaman*** Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Trustee and Chief Executive Officer	Since 2018	Chief Executive Officer of Brinker Capital, Inc. since 2012.	10	PIMCO RIA Advisory Board, MMI Board of Governors, MMI Leadership Pathway, Envestnet Institute Women In Wealth; St. Peter’s University Board of Trustees (2014 to 2017)

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018.

***
At a meeting of the Board of Trustees held on March 8, 2018, the Board appointed Ms. Beaman to the Board, effectively replacing Mr. John E. Coyne, who left Brinker Capital at the end of 2017 and resigned from the Board effective March 8, 2018.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS*
Philip Green, Jr. Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since January 2017	Chief Financial Officer, Brinker Capital Holdings Inc., Brinker Capital Inc. and Brinker Capital Securities since 2000.
Brian Ferko Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti-Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital, Inc. since 2015; Chief Compliance Officer of Brinker Capital, Inc. contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of CCS from 2012 to 2015.
Jason B. Moore Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1972	President	Since January 2017	Chief Administrative Officer, Brinker Capital, Inc. since 2016; Managing Director, Morgan Stanley from 2012 to 2016.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Donna Marley Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds, Brinker Capital, Inc. since 2017; Executive Director, Morgan Stanley (2009 – 2017)
Peter Townsend Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer at Brinker Capital, Inc. since 2017; Director of Compliance at Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance at Cipperman Compliance Services from 2013 to 2015; Associate at J.P. Morgan Chase & Co. from 2008 to 2013.
Charles Widger Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1945	Investment Officer	Since January 2017	Executive Chairman of Brinker Capital, Inc. since 2012.
Jeffrey Raupp, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Chief Investment Officer	Since January 2017	Chief Investment Officer of Brinker Capital, Inc. Since 2018; Director of Investments of Brinker Capital, Inc. since 2017; Senior Vice President of Brinker Capital, Inc. in 2016; Senior Investment Manager of Brinker Capital, Inc. from 2008 to 2016.
Amy Magnotta, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1978	Investment Officer	Since January 2017	Senior Vice President and Head of Discretionary Portfolios of Brinker Capital Inc. since 2017; Senior Investment Manager of Brinker Capital, Inc. from 2008 to 2017.
Leigh Lowman, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1982	Investment Officer	Since January 2017	Investment Manager, Brinker Capital, Inc. since 2017; Senior Investment Analyst, Brinker Capital, Inc. from 2015 to 2017; Outreach Analyst, The Investment Fund for Foundations from 2014 to 2015; Senior Associate, Mondrian Investment Partners from 2011 to 2014.
Christopher Hart Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Investment Officer	Since January 2017	Senior Vice President and Head of Platform
Manager Research at Brinker Capital, Inc. since 2017; Senior Vice President in 2016; Core Investment Manager at Brinker Capital, Inc. from 2014 to 2016; Investment Director at RS Investments 2013; Vice President/Investment Officer at Morgan Stanley Smith Barney from 2006 to 2013.
Timothy Holland, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Senior Vice President and Global Investment Strategist of Brinker Capital, Inc. since 2017; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.

*
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Additional Information (unaudited) (continued)

Board Composition and Leadership Structure
As of April 1, 2018, four of the six Trustees on the Board (66.67%) were not “interested persons” (as defined in the 1940 Act) of the Trust and as such were not affiliated with the Manager or any Sub-adviser (“Independent Trustees”). Effective April 1, 2018, the Board appointed Ms. Brown, an Independent Trustee, to serve as Chair of the Board, replacing Mr. Del Raso, whose status changed from independent to interested. The Board determined that Ms. Brown should be elected as Chair, continuing the Board’s practice of maintaining an Independent Chair.
There is one primary committee of the Board: the Audit Committee. The Audit Committee is chaired by Mr. Marsini, an Independent Trustee and is comprised solely of Independent Trustees. Effective April 1, 2018, Mr. Del Raso stepped down from the Audit Committee, due to his change in status from Independent Trustee to Interested Trustee.
Board Oversight of Risk Management
The Board considers risk management issues as part of its general oversight responsibilities. Like most investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager and the Sub-advisers, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Board or the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s investment officers, the Trust’s and the Manager’s Chief Compliance Officer (“CCO”) and the Sub-advisers’ portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board receives periodic presentations from senior personnel of the Manager or its affiliates regarding investment performance of the Funds and the applicable investment risk management process. The Board also receives periodic presentations from senior personnel of the Manager or its affiliates and the Sub-advisers regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, cybersecurity, personal trading, valuation, credit, investment research, portfolio trading and transactions, and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Manager and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board also receives reports from counsel to the Trust or counsel to the Manager and the Independent Trustees’ own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.
Individual Trustee Qualifications
The Board believes that each Trustee’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of the other Trustees, demonstrates that the Board possesses the requisite attributes and skills to effectively oversee the management of the Trust and the interests of Fund shareholders. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees must have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The Board noted that most of the Trustees had experience serving as directors on the boards of operating companies or other investment companies. The Board considered that the various Trustees have or had careers in the financial services or investment management industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board.

Additional Information (unaudited) (concluded)

Board Committees
The Trust has an Audit Committee composed of all the Independent Trustees of the Trust, namely Ms. Brown, Mr. Coleman, Mr. Marsini, Jr. and Mr. McGowan. The Board at times may form other committees of the Board to assist in the evaluation of specific matters.
The Audit Committee oversees each Fund’s audit, accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Board for its ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm to the Manager or to any other affiliated service providers if the engagement relates directly to Fund operations and financial reporting. The Audit Committee met once during the Trust’s most recent fiscal year.

Brinker Capital Destinations Trust
Investment Adviser
Brinker Capital, Inc.
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
www.morganlewis.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risk, objectives, fees and expenses, experience of its management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_SAR

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report of Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	November 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	November 5, 2018

By:	/s/ Philip Green, Jr.
Philip Green, Jr.
Chief Financial Officer and Treasurer

Date:	November 5, 2018